    As Filed with the Securities and Exchange Commission on April 14, 2011
                                                            File Nos. 333-50545
                                                                       811-7924
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 17

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 77

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         LINCOLN BENEFIT LIFE COMPANY
                              (Name of Depositor)

                            2940 South 84th Street
                            Lincoln, Nebraska 68506
              (Complete Address of Depositor's Principal Office)

                               JAN FISCHER-WADE
                         Lincoln Benefit Life Company
                            2940 South 84th Street
                            Lincoln, Nebraska 68506
                                1-800-525-9287
               (Name and Complete Address of Agent for Service)

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Sale to the Public: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2011 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ________ pursuant to paragraph (a)(ii) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

================================================================================

                   CONSULTANT I VARIABLE ANNUITY PROSPECTUS

                               FLEXIBLE PREMIUM

                INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                         LINCOLN BENEFIT LIFE COMPANY

                              IN CONNECTION WITH

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

            STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001

            MAILING ADDRESS: P.O. BOX 758561, TOPEKA, KS 66675-8566

                       TELEPHONE NUMBER: 1-800-457-7617

                          FAX NUMBER: 1-785-228-4584

The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis. LINCOLN BENEFIT LIFE NO LONGER OFFERS THIS CONTRACT. IF YOU HAVE ALREADY PURCHASED THE CONTRACT YOU MAY CONTINUE TO MAKE PURCHASE PAYMENTS ACCORDING TO THE CONTRACT.

Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers 49 investment options, each of which is a Sub-Account of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Sub-Account invests exclusively in shares of Portfolios in one of the following underlying Funds:


 AIM VARIABLE INSURANCE FUNDS (INVESCO  MFS(R) VARIABLE INSURANCE TRUST/(SM)
 VARIABLE INSURANCE FUNDS) (SERIES I)   /(INITIAL CLASS)

 THE ALGER PORTFOLIOS (CLASS O)         OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES)
 DWS VARIABLE SERIES I (CLASS A)
                                        PIMCO VARIABLE INSURANCE TRUST
 DWS VARIABLE SERIES II (CLASS A)       (ADMINISTRATIVE SHARES)

 FEDERATED INSURANCE SERIES             PUTNAM VARIABLE TRUST (CLASS IB)

 FIDELITY(R) VARIABLE INSURANCE         T. ROWE PRICE EQUITY SERIES, INC. (I)
 PRODUCTS (INITIAL CLASS)
                                        T. ROWE PRICE INTERNATIONAL SERIES,
 JANUS ASPEN SERIES (INSTITUTIONAL      INC. (I)
 SHARES AND SERVICE SHARES)
                                        WELLS FARGO VARIABLE TRUST FUNDS
 LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST (CLASS I)



--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS MAY 1, 2011.


--------------------------------------------------------------------------------
Some of the portfolios described in this prospectus may not be available in your Contract. We may make available other investment options in the future.

You may not purchase a Contract if either you or the Annuitant are older than 90 years before we receive your application.

Your Contract Value will vary daily as a function of the investment performance of the Sub-Accounts to which you have allocated Purchase Payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Sub-Accounts. Benefits provided by this Contract, when based on the Fixed Account, are subject to a Market Value Adjustment, which may result in an upwards or downwards adjustment in withdrawal benefits, death benefits, settlement values, transfers to the Sub-Accounts.

In certain states the Contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the content specifies otherwise.

This prospectus sets forth the information you ought to know about the Contract. You should read it before investing and keep it for future reference.

                               1     PROSPECTUS

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2011. The information in the Statement of Additional Information is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 46 of this prospectus.


At least once each year we will send you an annual statement. The annual statement details values and specific information for your Contract. It does not contain our financial statements. Our financial statements are set forth in the Statement of Additional Information. Lincoln Benefit will file annual and quarterly reports and other information with the SEC. You may read and copy any reports, statements or other information we file at the SEC's public reference room in Washington, D.C. You can obtain copies of these documents by writing to the SEC and paying a duplicating fee. Please call the SEC at 1-202-551-8090 for further information as to the operation of the public reference room. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


      DEFINITIONS                                                       4
      --------------------------------------------------------------------
      FEE TABLES                                                        5
      --------------------------------------------------------------------
      QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT                         7
      --------------------------------------------------------------------
      CONDENSED FINANCIAL INFORMATION                                  11
      --------------------------------------------------------------------
      DESCRIPTION OF THE CONTRACTS                                     11
      --------------------------------------------------------------------
         Summary                                                       11
      --------------------------------------------------------------------
         Contract Owner                                                11
      --------------------------------------------------------------------
         Annuitant                                                     11
      --------------------------------------------------------------------
         Modification of the Contract                                  11
      --------------------------------------------------------------------
         Assignment                                                    11
      --------------------------------------------------------------------
         Free Look Period                                              11
      --------------------------------------------------------------------
      PURCHASES AND CONTRACT VALUE                                     12
      --------------------------------------------------------------------
         Minimum Purchase Payment                                      12
      --------------------------------------------------------------------
         Automatic Payment Plan                                        12
      --------------------------------------------------------------------
         Allocation of Purchase Payments                               12
      --------------------------------------------------------------------
         Contract Value                                                12
      --------------------------------------------------------------------
         Separate Account Accumulation Unit Value                      13
      --------------------------------------------------------------------
         Transfer During Accumulation Period                           13
      --------------------------------------------------------------------
         Market Timing & Excessive Trading                             13
      --------------------------------------------------------------------
         Trading Limitations                                           14
      --------------------------------------------------------------------
         Automatic Dollar Cost Averaging Program                       15
      --------------------------------------------------------------------
         Portfolio Rebalancing                                         15
      --------------------------------------------------------------------
      THE INVESTMENT AND FIXED ACCOUNT OPTIONS                         16
      --------------------------------------------------------------------
         Separate Account Investments                                  16
      --------------------------------------------------------------------
           The Portfolios                                              16
      --------------------------------------------------------------------
           Voting Rights                                               18
      --------------------------------------------------------------------
           Additions, Deletions, and Substitutions of Securities       19
      --------------------------------------------------------------------
         The Fixed Account                                             19
      --------------------------------------------------------------------
           General                                                     19
      --------------------------------------------------------------------
           Guaranteed Maturity Fixed Account Option                    19
      --------------------------------------------------------------------
           Market Value Adjustment                                     21
      --------------------------------------------------------------------
           Dollar Cost Averaging Fixed Account Option                  21
      --------------------------------------------------------------------
      ANNUITY BENEFITS                                                 21
      --------------------------------------------------------------------
         Annuity Date                                                  21
      --------------------------------------------------------------------
         Annuity Options                                               22
      --------------------------------------------------------------------
         Other Options                                                 22
      --------------------------------------------------------------------
         Annuity Payments: General                                     22
      --------------------------------------------------------------------
         Variable Annuity Payments                                     23
      --------------------------------------------------------------------
         Fixed Annuity Payments                                        23
      --------------------------------------------------------------------
         Transfers During the Annuity Period                           23
      --------------------------------------------------------------------


            Death Benefit During Annuity Period                    23
         -------------------------------------------------------------
            Certain Employee Benefit Plans                         24
         -------------------------------------------------------------
         OTHER CONTRACT BENEFITS                                   24
         -------------------------------------------------------------
            Death Benefit                                          24
         -------------------------------------------------------------
            Beneficiary                                            28
         -------------------------------------------------------------
            Contract Loans for 403(b) Contracts                    28
         -------------------------------------------------------------
            Withdrawals (Redemptions)                              29
         -------------------------------------------------------------
            Systematic Withdrawal Program                          30
         -------------------------------------------------------------
            ERISA Plans                                            31
         -------------------------------------------------------------
            Minimum Contract Value                                 31
         -------------------------------------------------------------
         CONTRACT CHARGES                                          31
         -------------------------------------------------------------
            Mortality and Expense Risk Charge                      31
         -------------------------------------------------------------
            Administrative Charges                                 31
         -------------------------------------------------------------
              Contract Maintenance Charge                          31
         -------------------------------------------------------------
              Administrative Expense Charge                        32
         -------------------------------------------------------------
              Transfer Fee                                         32
         -------------------------------------------------------------
            Sales Charges                                          32
         -------------------------------------------------------------
            Premium Taxes                                          34
         -------------------------------------------------------------
            Deduction for Separate Account Income Taxes            34
         -------------------------------------------------------------
            Other Expenses                                         34
         -------------------------------------------------------------
         TAXES                                                     35
         -------------------------------------------------------------
            Taxation of Lincoln Benefit Life Company               35
         -------------------------------------------------------------
            Taxation of Variable Annuities in General              35
         -------------------------------------------------------------
            Income Tax Withholding                                 38
         -------------------------------------------------------------
            Tax Qualified Contracts                                38
         -------------------------------------------------------------
         DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE
          SEPARATE ACCOUNT                                         43
         -------------------------------------------------------------
            Lincoln Benefit Life Company                           43
         -------------------------------------------------------------
            Separate Account                                       43
         -------------------------------------------------------------
            State Regulation of Lincoln Benefit                    43
         -------------------------------------------------------------
            Financial Statements                                   44
         -------------------------------------------------------------
         ADMINISTRATION                                            44
         -------------------------------------------------------------
         DISTRIBUTION OF CONTRACTS                                 44
         -------------------------------------------------------------
         LEGAL PROCEEDINGS                                         45
         -------------------------------------------------------------
         LEGAL MATTERS                                             45
         -------------------------------------------------------------
         ABOUT LINCOLN BENEFIT LIFE COMPANY                        45
         -------------------------------------------------------------
         REGISTRATION STATEMENT                                    45
         -------------------------------------------------------------
         TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION  46
         -------------------------------------------------------------
         APPENDIX A ACCUMULATION UNIT VALUES                       47
         -------------------------------------------------------------
         APPENDIX B ILLUSTRATION OF A MARKET VALUE ADJUSTMENT      73
         -------------------------------------------------------------

--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

                               3     PROSPECTUS

DEFINITIONS

--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION PERIOD - The period, beginning on the Issue Date, during which Contract Value builds up under Your Contract.

ACCUMULATION UNIT - A unit of measurement which we use to calculate Contract Value.

ANNUITANT - The living person on whose life the annuity benefits under a Contract are based.

ANNUITIZATION - The process to begin annuity payments under the Contract.

ANNUITIZED VALUE - The Contract Value adjusted by any applicable Market Value Adjustment and less any applicable taxes.

ANNUITY DATE - The date on which annuity payments are scheduled to begin.

ANNUITY PERIOD - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

ANNUITY UNIT - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

BENEFICIARY(IES) - The person(s) designated to receive any death benefits under the Contract.

COMPANY ("WE," "US," "OUR," "LINCOLN BENEFIT") - Lincoln Benefit Life Company.

CONTRACT ANNIVERSARY - Each anniversary of the Issue Date.

CONTRACT OWNER ("YOU," "YOUR") - The person(s) having the privileges of ownership defined in the Contract. If Your Contract is issued as part of a retirement plan, Your ownership privileges may be modified by the plan.

CONTRACT VALUE - The sum of the values of Your investment in the Sub-Accounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

CONTRIBUTION YEAR - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Sub-Account, or each anniversary of that date.

FIXED ACCOUNT - The portion of the Contract Value allocated to Our general account.

FIXED ANNUITY - A series of annuity payments that are fixed in amount.

GUARANTEE PERIODS - A period of years for which we have guaranteed a specific effective annual interest rate on an amount allocated to the Fixed Account.

ISSUE DATE - The date when the Contract becomes effective.

LATEST ANNUITY DATE - The latest date by which you must begin annuity payments under the Contract.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Contract loans.

MARKET VALUE ADJUSTMENT - An amount added to or subtracted from certain transactions involving Your interest in the Fixed Account, to reflect the impact of changing interest rates.

NET INVESTMENT FACTOR - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NON-QUALIFIED PLAN - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

PORTFOLIO(S) - The underlying funds in which the Sub- Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PURCHASE PAYMENTS - Amounts paid to Us as premium for the Contract by you or on Your behalf.

QUALIFIED PLAN - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The amount paid upon complete surrender of the Contract, equal to the Contract Value, less any applicable premium taxes, Withdrawal Charge, and the contract maintenance charge and increased or decreased by any Market Value Adjustment.

TAX CODE - The Internal Revenue Code of 1986, as amended.

TREASURY RATE - The U.S. Treasury Note Constant Maturity Yield for the preceding week as reported in Federal Reserve Bulletin Release H.15.

VALUATION DATE - Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units and Annuity Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

VARIABLE ANNUITY - A series of annuity payments that vary in amount based on changes in the value of the Sub- Accounts to which Your Contract Value has been allocated.

WITHDRAWAL CHARGE - The contingent deferred sales charge that may be required upon some withdrawals.

                               4     PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

Maximum Contingent Deferred Sales Charge - Withdrawal Charge (as a percentage of Purchase Payments) - 7%

                      CONTRIBUTION YEAR APPLICABLE CHARGE
                             1-2                7%
                             3-4                6%
                               5                5%
                               6                4%
                               7                3%
                               8 +              0%

TRANSFER FEE (Applies solely to the second and subsequent transfers
within a calendar month. We are currently waiving the transfer fee)    $ 10.00

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING PORTFOLIO FEES AND EXPENSES.

Annual Contract Maintenance Charge                                     $35.00
Separate Account Annual Expenses (as a percentage of daily net asset value deducted from each of the Sub-Accounts of the Separate Account)
Base Contract (without optional riders)
 Mortality and Expense Risk Charge                                      1.15%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.25%
Base Contract (with Enhanced Death Benefit Rider)
 Mortality and Expense Risk Charge                                      1.35%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.45%
Base Contract (with Enhanced Income Benefit Rider)
 Mortality and Expense Risk Charge                                      1.50%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.60%
Base Contract (with Enhanced Death and Income Benefit Riders)
 Mortality and Expense Risk Charge                                      1.55%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.65%
Base Contract (with Enhanced Death and Income Benefit Riders II)
 Mortality and Expense Risk Charge                                      1.70%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.80%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH PORTFOLIO.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include
 management fees, distribution and/or service (12b-1) fees,
 and other expenses) (without waivers or reimbursements)      0.56%    1.46%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets before any waiver or reimbursement as of December 31, 2010.


                               5     PROSPECTUS

EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Portfolio fees and expenses and assumes no transfers or exchanges were made. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   Invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and,

..   elected the Enhanced Death and Income Benefit Riders II (with total
    Separate Account expenses of 1.80%).

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $927  $1,523  $2,142   $3,585
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $839  $1,262  $1,711   $2,747
---------------------------------------------------------------------------------


EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $332  $1,013  $1,717   $3,585
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $244  $  752  $1,286   $2,747
---------------------------------------------------------------------------------


EXPLANATION OF EXPENSE EXAMPLES

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. EXAMPLES 1 AND 2 ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT RIDERS II (TOTAL SEPARATE ACCOUNT EXPENSES OF 1.80%). IF THESE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF ANY, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.

                               6     PROSPECTUS

QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT
The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the prospectus. Please read the prospectus carefully.

1. WHAT IS THE CONTRACT?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non- qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax- deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in the answer to Question 2. The amount of money accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Sub- Accounts of the Separate Account or allocated to the Fixed Account, as you instruct us. You may allocate your Contract Value to up to twenty-one options under the Contract, counting each Sub-Account and the Fixed Account as one option. We will treat all of your Contract Value allocated to the Fixed Account as one option for purposes of this limit, even if you have chosen more than one Guarantee Period. The value of your Contract will depend on the investment performance of the Sub- Accounts and the amount of interest we credit to the Fixed Account.

Each Sub-Account will invest in a single investment portfolio (a "Portfolio") of an underlying fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios.

In some states, you may also allocate all or part of your Contract Value to the "Fixed Account", as described in the answer to Question 5.

2. WHAT ANNUITY OPTIONS DOES THE CONTRACT OFFER?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

..   a life annuity with payments guaranteed for zero to thirty years;

..   a joint and full survivorship annuity, with payments guaranteed for zero to thirty years; and

..   fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your annuity option at any time before annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Sub-Accounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Annuity Period you will have a limited ability to change the relative weighting of the Sub-Accounts on which your variable annuity payments are based or to increase the portion of your annuity payments consisting of Fixed Annuity payments.

3. HOW DO I BUY A CONTRACT?

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $1,200 in Purchase Payments during the first Contract Year. Purchase Payments must be at least $100, unless you enroll in an automatic payment plan. Your periodic payments in an automatic payment plan must be at least $25 per month. We may lower these minimums at our sole discretion. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application.

4. WHAT ARE MY INVESTMENT CHOICES UNDER THE CONTRACT?

You can allocate and reallocate your investment among the Sub-Accounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the Portfolios described in "The Investment and Fixed Account Options: Separate Account Investments."

Some of the Portfolios described in this prospectus may not be available in your Contract.

Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the prospectuses for the Portfolios.

5. WHAT IS THE FIXED ACCOUNT OPTION?

We offer two Fixed Account interest crediting options: the Guaranteed Maturity Fixed Account Option and the Dollar Cost Averaging Fixed Account Option.

You may allocate Purchase Payments to the Sub- Account(s) and the Fixed Account(s). Loan payments may not be allocated to the Fixed Account(s). You may

                               7     PROSPECTUS
not transfer amounts into the DCA Fixed Account. The minimum amount that may be transferred into any one of the Guarantee Maturity Fixed Account Options is $500.

We will credit interest to amounts allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to the Guaranteed Maturity Fixed Account Option. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. At the end of each Guarantee Period, you may select a new Guarantee Period from among the choices we are then making available or transfer or withdraw the relevant amount from the Fixed Account without any Market Value Adjustment.

We may offer Guarantee Periods ranging from one to ten years in length. We are currently offering Guarantee Periods of one, three, five, seven, and ten years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. From time to time, however, we may change the interest rate that we offer to credit to new allocations to the Guaranteed Maturity Fixed Account Option and to amounts rolled over in the Fixed Account for new Guarantee Periods.

In addition, if you participate in our dollar cost averaging program, you may designate amounts to be held in the Dollar Cost Averaging Fixed Account Option until they are transferred monthly to the Sub-Accounts or Guarantee Periods of your choosing. When you make an allocation to the Fixed Account for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Sub-Accounts or Guarantee Periods. We will complete the transfers within one year of the allocation. In our discretion we may change the rate that we set for new allocations to the Fixed Account for the dollar cost averaging program. We will never, however, set a rate less than an effective annual rate of 3%.

A Market Value Adjustment may increase or decrease the amount of certain transactions involving the Fixed Account, to reflect changes in interest rates. As a general rule, we will apply a Market Value Adjustment to the following transactions:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount (which is described in the answer to Question 6);

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) it is necessary to meet IRS minimum withdrawal requirements; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

We determine the amount of a Market Value Adjustment using a formula that takes into consideration:

1) whether current interest rates differ from interest rates at the beginning of the applicable Guarantee Period; and

2) how many years are left until the end of the Guarantee Period.

As a general rule, if interest rates have dropped, the Market Value Adjustment will be an addition; if interest rates have risen, the Market Value Adjustment will be a deduction. It is therefore possible that if you withdraw an amount from the Fixed Account during a Guarantee Period, a Market Value Adjustment may cause you to receive less than you initially allocated to the Fixed Account.

6. WHAT ARE MY EXPENSES UNDER THE CONTRACT?

CONTRACT MAINTENANCE CHARGE. During the Accumulation Period, each year we subtract an annual contract maintenance charge of $35 from your Contract Value allocated to the Sub-Accounts. We will waive this charge if you pay $50,000 or more in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account.

During the Annuity Period, we will subtract the annual contract maintenance charge in equal parts from your annuity payments. We waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all payments are Fixed Annuity payments.

ADMINISTRATIVE EXPENSE CHARGE AND MORTALITY AND EXPENSE RISK CHARGE. We impose a mortality and expense risk charge at an annual rate of 1.15% of average daily net assets and an administrative expense charge at an annual rate of .10% of average daily net assets. If you select one of our optional enhanced benefit riders, however, we may charge you a higher mortality and expense risk charge. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

                               8     PROSPECTUS

TRANSFER FEE. Although we currently are not charging a transfer fee, the Contract permits us to charge you up to $10 per transfer for each transfer after the first transfer in each month.

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE). During the Accumulation Period, you may withdraw all or part of the value of your Contract before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant's death. Certain withdrawals may be made without payment of any Withdrawal Charge, which is a contingent deferred sales charge. Other withdrawals are subject to the Withdrawal Charge.

The Withdrawal Charge will vary depending on how many complete years have passed since you paid the Purchase Payment being withdrawn. The Withdrawal Charge applies to each Purchase Payment for seven complete years from the date of the Payment (each a "Contribution Year") as follows:

                      CONTRIBUTION YEAR APPLICABLE CHARGE
                      ----------------- -----------------
                             1-2                7%
                             3-4                6%
                               5                5%
                               6                4%
                               7                3%
                               8+               0%

In determining Withdrawal Charges, we will deem your Purchase Payments to be withdrawn on a first-in, first- out basis.

Each year, free of Withdrawal Charges or any otherwise applicable Market Value Adjustment, you may withdraw the Free Withdrawal Amount, which equals:

   (a)  the greater of:
   earnings not previously withdrawn; or
   15% of your total Purchase Payments made in the most recent seven years; plus

   (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

In most states, we also may waive the Withdrawal Charge if you:

1) require long-term medical or custodial care outside the home;
2) become unemployed; or

3) are diagnosed with a terminal illness.

These provisions will apply to the Annuitant, if the Contract is owned by a company or other legal entity. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability. As described in the answer to Question 5, we may increase or decrease certain withdrawals by a Market Value Adjustment.

PREMIUM TAXES. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any premium taxes relating to the Contract may be deducted from Purchase Payments or the Contract Value when the tax is incurred or at a later time. State premium taxes generally range from 0% to 3.5%.

OTHER EXPENSES. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

7. HOW WILL MY INVESTMENT IN THE CONTRACT BE TAXED?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

8. DO I HAVE ACCESS TO MY MONEY?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some qualified plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must at least equal $500.

Although you have access to your money during the Accumulation Period, certain charges, such as the contract maintenance charge, the Withdrawal Charge, and premium tax charges, may be deducted on a surrender or withdrawal. You may also incur federal income tax liability or tax penalties. In addition, if you have allocated some of the value of your Contract to the Fixed Account, the amount of your surrender proceeds or withdrawal may be increased or decreased by a Market Value Adjustment.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

9. WHAT IS THE DEATH BENEFIT?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a living person. To obtain payment of the Death Benefit,

                               9     PROSPECTUS
the Beneficiary must submit to us a complete request for payment of the death benefit, which includes due proof of death as specified in the Contract.

The standard death benefit is the greatest of the following:

1) your total Purchase Payments reduced by a withdrawal adjustment;

2) your Contract Value;

3) the amount you would have received by surrendering your Contract; or

4) your Contract Value on each Contract Anniversary evenly divisible by seven increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment.

We also offer an optional enhanced death benefit rider, which is described later in this prospectus.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

10. WHAT ELSE SHOULD I KNOW?

ALLOCATION OF PURCHASE PAYMENTS. You allocate your initial Purchase Payment among the Sub-Accounts and the Fixed Account in your Contract application. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

TRANSFERS. During the Accumulation Period, you may transfer Contract Value among the Sub-Accounts and from the Sub-Accounts to the Fixed Account. You may not make a transfer, however, that would result in your allocating your Contract Value to more than twenty-one options under the Contract. While you may also transfer amounts from the Fixed Account, a Market Value Adjustment may apply. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing programs. You may not use both programs at the same time.

Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Sub-Account of your choosing, including other Sub-Accounts or the Fixed Account. Transfers from the Dollar Cost Averaging Fixed Account may be made monthly only. Transfers from Sub-Accounts may be made monthly, quarterly, or annually.

Under the Portfolio Rebalancing Program, you can maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not include the Fixed Account in a Portfolio Rebalancing Program. You also may not elect rebalancing after annuitization.

During the Annuity Period, you may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub- Accounts or from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers, however, must be at least six months apart. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

11. WHO CAN I CONTACT FOR MORE INFORMATION?

You can write to us at Lincoln Benefit Life Company, P.O. Box 758565, Topeka, KS 66675-8565, or call us at (800) 457-7617.

                               10     PROSPECTUS

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Sub-Account for 2001 through 2010. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Sub-Account. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The Separate Account's financial statements, which are comprised of the financial statements of the underlying sub-accounts, as of December 31, 2010, are included in the Statement of Additional Information. Lincoln Benefit's financial statements as of December 31, 2010, are included in the Statement of Additional Information.


DESCRIPTION OF THE CONTRACTS
SUMMARY. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Sub-Accounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.

CONTRACT OWNER. As the Contract Owner, you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application. The Contract cannot be jointly owned by both a non-living person and a living person. Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefit section.

ANNUITANT. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section. If your Contract was issued under a plan qualified under Section 403(b), 408 or 408A of the Tax Code, you must be the Annuitant. If the Contract is a non-qualified Contract, you may also designate a Joint Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.

MODIFICATION OF THE CONTRACT. Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT. Before the Annuity Date, if the Annuitant is still alive, you may assign an interest in the Contract if it is a non-qualified Contract. If a Contract is issued pursuant to a Qualified Plan, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

BECAUSE OF THE POTENTIAL TAX CONSEQUENCES AND ERISA ISSUES ARISING FROM AN ASSIGNMENT, YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments.

In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Currently, if you live in one of those states, on the Issue Date we will allocate your Purchase Payment to the Sub-Accounts and the Fixed Account Options as you specified in your application. However, we reserve the right in the future to delay allocating your Purchase

                               11     PROSPECTUS

Payments to the Sub-Accounts you have selected or to the Fixed Account until 20 days after the Issue Date or, if your state's free look period is longer than ten days, for ten days plus the period required by state law. During that time, we will allocate your Purchase Payment to the Fidelity Money Market Sub-Account. Your Contract will contain specific information about your free-look rights in your state.

PURCHASES AND CONTRACT VALUE
MINIMUM PURCHASE PAYMENT. The minimum initial Purchase Payment for a Contract is $1,200. You may pay it in a lump sum or in installments of your choice over the first Contract Year. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $100 or more. Subsequent Purchase Payments made as part of an Automatic Payment Plan, however, may be as small as $25 per month. However, each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, or purchase payments designated for the Guaranteed Maturity Fixed Account Option that are lower than $500, such amounts will be allocated to the Fidelity Money Market Portfolio. We may lower these minimums if we choose. We may refuse any Purchase Payment at any time. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC PAYMENT PLAN. You may make scheduled Purchase Payments of $25 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.

ALLOCATION OF PURCHASE PAYMENTS. Your Purchase Payments are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

You initially may allocate your Purchase Payments to up to twenty-one options, counting each Sub-Account and the Fixed Account as one option. For this purpose, we will treat all of your allocations to the Fixed Account as one option, even if you choose more than one Guarantee Period. You may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions, but we will not execute instructions that would cause you to have Contract Value in more than twenty-one options. In the future, we may waive this limit.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

In some states, however, we are required to return at least your Purchase Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Sub-Account. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Sub-Accounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

CONTRACT VALUE. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units

                               12     PROSPECTUS
in the Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.

SEPARATE ACCOUNT ACCUMULATION UNIT VALUE. As a general matter, the Accumulation Unit Value for each Sub-Account will rise or fall to reflect changes in the share price of the Portfolio in which the Sub-Account invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine Withdrawal Charges, transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Sub-Account. We also determine a separate set of Accumulation Unit Values reflecting the cost of the enhanced benefit riders described beginning on page 26. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Sub-Account. We determine the Accumulation Unit Value for each Sub-Account Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Accumulation Unit Value of the corresponding Sub- Account and, therefore, your Contract Value.

TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and the Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future. You may not make a transfer that would result in your allocating your Contract Value to more than twenty-one options under the Contract at one time.

As a general rule, we only make transfers on days when the NYSE is open for business. If we receive your request on one of those days, we will make the transfer that day. Requests received before 4:00 p.m. will be effected on that day at that day's price. Requests received after 4:00 p.m. will be effected on the next day on which the NYSE is open for business, at that day's price. If you transfer an amount from the Fixed Account to a Sub-Account before the end of the applicable Guarantee Period or you allocate an amount in the Fixed Account to a new Guarantee Period before the end of the existing Guarantee Period, we usually will increase or decrease the amount by a Market Value Adjustment. The calculation of the Market Value Adjustment is described in "Market Value Adjustment" on page 21.

Transfers within 30 days after the end of the applicable Guarantee Period are not subject to a Market Value Adjustment.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option. You may not transfer Contract Value out of the Dollar Cost Averaging Fixed Account Option except as part of a Dollar Cost Averaging program.

We may charge you the transfer fee described on page 5, although we currently are waiving it. At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the phone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Sub-Accounts in any Contract year, or to refuse any Variable Sub-Account transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to the Contract Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts/Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract/Policy Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract/Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract/Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or

                               13     PROSPECTUS
excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract/Policy year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract/Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract/Policy Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract/Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract/Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract/Policy Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract/Policy Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract/Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub- Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

                               14     PROSPECTUS

AUTOMATIC DOLLAR COST AVERAGING PROGRAM. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Dollar Cost Averaging Fixed Account Option or a Sub-Account of your choosing. The interval between transfers from the Dollar Cost Averaging Fixed Account may be monthly only. The interval between transfers from Sub-Accounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. However, if you wish to Dollar Cost Average to a Guaranteed Maturity Fixed Account Option, the minimum amount that must be transferred into any one Option is $500. We may change this minimum or grant exceptions. For each purchase payment allocated to this Option, your first monthly transfer will occur 25 days after such purchase payment. If we do not receive an allocation from you within 25 days of the purchase payment, we will transfer the payment plus associated interest to the Fidelity Money Market Variable Sub-Account in equal monthly payments. You may not use the Dollar Cost Averaging program to transfer amounts from the Guaranteed Maturity Fixed Account Option.

Your request to participate in this program will be effective when we receive your completed application at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfers under a Dollar Cost Averaging program. We will not charge a transfer fee for Dollar Cost Averaging.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new Purchase Payments (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually. We will not charge a transfer fee for Portfolio Rebalancing. A one-time request to rebalance the amounts allocated to the Sub- Accounts is not part of a Portfolio Rebalancing program and is subject to all of the requirements that are applicable to transfers. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office. You may not include the Fixed Account in a Portfolio Rebalancing program.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you request Portfolio Rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your Issue Date. Otherwise, your first rebalancing will occur twenty-five days after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Sub-Accounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.

                               15     PROSPECTUS

THE INVESTMENT AND FIXED ACCOUNT OPTIONS: SEPARATE ACCOUNT INVESTMENTS


THE PORTFOLIOS. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub- Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-Accounts of the Separate Account.


PORTFOLIO                                EACH PORTFOLIO SEEKS                                   INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Value,   Above-average total return over a market cycle of
 Series I                                 three to five years by investing in common stocks     MORGAN STANLEY INVESTMENT
                                          and other equity securities.                          MANAGEMENT, INC./(2)/
----------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Growth,  Capital growth
 Series II
------------------------------------------------------------------------------------------------VAN KAMPEN ASSET
Invesco Van Kampen V.I. Growth and       Long-term growth of capital and income.                MANAGEMENT
 Income, Series II
------------------------------------------------------------------------------------------------
Invesco V.I. Basic Value Fund - Series I Long-term growth of capital                            INVESCO ADVISERS, INC.
----------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
Alger LargeCap Growth Portfolio - Class  Long-term capital appreciation
 I-2
------------------------------------------------------------------------------------------------
Alger Income & Growth Portfolio -        To provide a high level of dividend income. Its
 Class I-2                                secondary goal is to provide capital appreciation.    FRED ALGER MANAGEMENT, INC.
------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio -   Long-term capital appreciation
 Class I-2
------------------------------------------------------------------------------------------------
Alger MidCap Growth Portfolio -          Long-term capital appreciation
 Class I-2
------------------------------------------------------------------------------------------------
Alger SmallCap Growth Portfolio -        Long-term capital appreciation
 Class I-2
------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
----------------------------------------------------------------------------------------------------------------------------
DWS Bond VIP - Class A                   To maximize total return consistent with preservation
                                          of capital and prudent investment management, by
                                          investing for both current income and capital
                                          appreciation                                          DEUTSCHE INVESTMENT
------------------------------------------------------------------------------------------------MANAGEMENT AMERICAS INC.
DWS VSI Global Small Cap Growth - Class  Above-average capital appreciation over the long
 A (formerly, DWS VSI Global              term
 Opportunities - Class A)
------------------------------------------------------------------------------------------------
DWS Growth & Income VIP - Class A        Long-term growth of capital, current income and
                                          growth of income
------------------------------------------------------------------------------------------------
DWS International VIP - Class A          Long-term growth of capital
------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
----------------------------------------------------------------------------------------------------------------------------
DWS Balanced VIP - Class A               High total return, a combination of income and         DEUTSCHE INVESTMENT
                                          capital appreciation                                  MANAGEMENT AMERICAS INC.
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
Federated Capital Income Fund II         High current income and moderate capital               FEDERATED EQUITY
                                          appreciation                                          MANAGEMENT COMPANY OF
                                                                                                PENNSYLVANIA
----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government       Current income
 Securities II                                                                                  FEDERATED INVESTMENT
------------------------------------------------------------------------------------------------MANAGEMENT COMPANY
Federated High Income Bond Fund II       High current income
------------------------------------------------------------------------------------------------


                               16     PROSPECTUS


PORTFOLIO                                EACH PORTFOLIO SEEKS                                     INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM)           High total return with reduced risk over the long
 Portfolio - Initial Class                term by allocating its assets among stocks, bonds,
                                          and short-term instruments.
--------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation.
 Initial Class
--------------------------------------------------------------------------------------------------FIDELITY MANAGEMENT &
Fidelity VIP Equity-Income Portfolio -   Reasonable Income. The fund will also consider the       RESEARCH COMPANY
 Initial Class                            potential for capital appreciation. The fund's goal
                                          is to achieve a yield which exceeds the composite
                                          yield on the securities comprising the Standard &
                                          Poor's 500(SM) Index (S&P 500(R) ).
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial  To achieve capital appreciation.
 Class
--------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to the total return
 Initial Class                            of common stocks publicly traded in the United
                                          States, as represented by the Standard & Poor's
                                          500(SM) Index (S&P 500(R) ).
--------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is consistent with
 Initial Class                            preservation of capital and liquidity.
--------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio -        Long-term growth of capital.
 Initial Class
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio    Long-term capital growth, consistent with
 - Institutional Shares                   preservation of capital and balanced by current
                                          income.
--------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Bond         To obtain maximum total return, consistent with
 Portfolio - Institutional Shares         preservation of capital.                                JANUS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------------------------LLC
Janus Aspen Series Overseas Portfolio    Long-term growth of capital.
 - Service Shares
--------------------------------------------------------------------------------------------------
Janus Aspen Series Janus Portfolio       Long-term growth of capital
 - Institutional Shares
--------------------------------------------------------------------------------------------------
Janus Aspen Series Enterprise Portfolio  Long-term growth of capital
 - Institutional Shares
--------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Portfolio   Long-term growth of capital (prior to May 16, 2011,
 - Institutional Shares                   the Portfolio sought Long-term growth of capital in a
                                          manner consistent with the preservation of capital)
--------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
---------------------------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge Variable Large    Long-term growth of capital with current income as a     LEGG MASON PARTNERS FUND
 Cap Value Portfolio - Class I            secondary objective                                     ADVISOR, LLC
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/(SM)/
---------------------------------------------------------------------------------------------------------------------------
MFS Growth Series - Initial Class        Capital appreciation
--------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Initial     Capital appreciation
 Class
--------------------------------------------------------------------------------------------------MFS(TM) INVESTMENT
MFS New Discovery Series - Initial Class Capital appreciation                                     MANAGEMENT
--------------------------------------------------------------------------------------------------
MFS Research Series - Initial Class      Capital appreciation
--------------------------------------------------------------------------------------------------
MFS Total Return Series - Initial Class  Total return
--------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small- &         Capital appreciation.                                    OPPENHEIMERFUNDS, INC.
 Mid-Cap Fund(R) /VA - Service
 Shares/(3)/
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S.   Maximum total return, consistent with preservation
 Dollar- Hedged) - Administrative Shares  of capital and prudent investment management.           PACIFIC INVESTMENT
--------------------------------------------------------------------------------------------------MANAGEMENT COMPANY LLC
PIMCO VIT Total Return Portfolio         Maximum total return, consistent with preservation
 - Administrative Shares                  of capital and prudent investment management.
--------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund -     Capital growth. Current income is a secondary            PUTNAM INVESTMENT
 Class IB                                 objective.                                              MANAGEMENT, LLC
---------------------------------------------------------------------------------------------------------------------------


                               17     PROSPECTUS


PORTFOLIO                                EACH PORTFOLIO SEEKS                                   INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio -  Substantial dividend income as well as long-term
 I                                        growth of capital through investments in the
                                          common stocks of established companies.
------------------------------------------------------------------------------------------------T. ROWE PRICE ASSOCIATES,
T. Rowe Price Mid-Cap Growth Portfolio   Long-term capital appreciation by investing in         INC.
 - I/(1)/                                 mid-cap stocks with potential for above-average
                                          earnings growth.
------------------------------------------------------------------------------------------------
T. Rowe Price New America Growth         Long-term growth of capital by investing primarily in
 Portfolio - I                            the common stocks of growth companies.
------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock        Long-term growth of capital through investments
 Portfolio - I                            primarily in the common stocks of established         T. ROWE PRICE INTERNATIONAL,
                                          non-U.S. companies.                                   INC.
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery Fund  Long-term capital appreciation.
                                                                                                WELLS FARGO FUNDS
                                                                                                MANAGEMENT, LLC
------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity     Long-term capital appreciation.                        SUB-ADVISOR: WELLS CAPITAL
 Fund(SM)                                                                                       MANAGEMENT INCORPORATED
------------------------------------------------------------------------------------------------



(1) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.



(3) Effective May 1, 2011, the following Portfolio changed its name:



                  PREVIOUS NAME                   NEW NAME
          -----------------------------------------------------------
          Oppenheimer Main Street Small  Oppenheimer Main Street
          Cap Fund(R)/VA-Service Shares  Small- & Mid-Cap Fund(R)/VA-
                                         Service Shares
          -----------------------------------------------------------


Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the net Purchase Payments you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person. Retirement plans, however, may have different rules for voting by plan participants.

                               18     PROSPECTUS

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

   (a) to operate the Separate Account in any form permitted by law;

   (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

   (c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

   (d) to add, combine, or remove Sub-Accounts in the Separate Account; and

   (e) to change the way in which we assess charges, as long as the total charges do not exceed the maximum amount that may be charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT

GENERAL. You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Loan payments may not be allocated to the Fixed Account(s). Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. The Fixed Account may not be available in all states. Please contact us at 1-800-457-7617 for current information.

GUARANTEED MATURITY FIXED ACCOUNT OPTION. We will credit interest to each amount allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to this option. We will declare the interest rate that we will guarantee to credit to that amount for that Guarantee Period. Each amount allocated to a Guarantee Period under this option must be at least $500. We reserve the right to limit the number of additional Purchase Payments that may be allocated to this option.

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may offer Guarantee Periods ranging from one to ten years in length. We will decide in our discretion which Guarantee Periods to offer. Currently, we offer Guarantee Periods of one, three, five, seven and ten years. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will credit interest daily to each amount allocated to a Guarantee Period under this option at a rate which compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

                               19     PROSPECTUS

The following example illustrates how a Purchase Payment allocated to this option would grow, given an assumed Guarantee Period and effective annual interest rate:

                        EXAMPLE
                        Purchase Payment       $ 10,000
                        Guarantee Period        5 years
                        Effective Annual Rate      4.50%

                                                         End of Contract Year
                                        ------------------------------------------------------
                                          Year 1     Year 2     Year 3     Year 4     Year 5
----------------------------------------------------------------------------------------------
Beginning Contract Value                $10,000.00
  X (1 + Effective Annual Rate)           X  1.045
                                        ----------
                                        $10,450.00

Contract Value at end of Contract Year             $10,450.00
  X (1 + Effective Annual Rate)                      X  1.045
                                                   ----------
                                                   $10,920.25

Contract Value at end of Contract Year                        $10,920.25
  X (1 + Effective Annual Rate)                                 X  1.045
                                                              ----------
                                                              $11,411.66

Contract Value at end of Contract Year                                   $11,411.66
  X (1 + Effective Annual Rate)                                            X  1.045
                                                                         ----------
                                                                         $11,925.19

Contract Value at end of Contract Year                                              $11,925.19
  X (1 + Effective Annual Rate)                                                       X  1.045
                                                                                    ----------
                                                                                    $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 -
$10,000)

NOTE:This example assumes no withdrawals during the entire five-year Guarantee
     Period. If you were to make a partial withdrawal, you might be required to pay a Withdrawal Charge and the amount withdrawn might be increased or decreased by a Market Value Adjustment. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on relevant factors such as then current interest rates, regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. For current interest rate information, please contact us at 1-800-457-7617.

WE WILL DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE.

At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. If so, we will automatically keep the relevant amount in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period will be the same length as the expiring Guarantee Period and will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for Guarantee Periods of that length; or

2) allocate the relevant Contract Value to one or more new Guarantee Periods of your choice in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of the relevant amount to one or more Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of the relevant amount through a partial withdrawal. You may be required to pay a Withdrawal Charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends.

Under our Automatic Laddering Program, you may choose, in advance, to use Guarantee Periods of the same length for all renewals in the Guaranteed Maturity Fixed Account Option. You can select this program at any time during the Accumulation Period, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this program at any time.

                               20     PROSPECTUS

MARKET VALUE ADJUSTMENT. We may increase or decrease the amount of some transactions involving your investment in the Guaranteed Maturity Fixed Account Option to include a Market Value Adjustment. The formula for determining Market Value Adjustments reflects changes in interest rates since the beginning of the relevant Guarantee Period. As a result, you will bear some of the investment risk on amounts allocated to the Guaranteed Maturity Fixed Account Option.

As a general rule, we will apply a Market Value Adjustment to the following transactions involving your Fixed Account balance:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount, as described on page 20;

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction, to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) you make a withdrawal to satisfy the IRS' required minimum distribution rules for this Contract; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment. This formula primarily compares:

1) the Treasury Rate at the time of the relevant transaction for a maturity equal in length to the relevant Guarantee Period; and

2) the Treasury Rate at the beginning of the Guarantee Period for a maturity equal in length to the Guarantee Period.

Generally, if the Treasury Rate at the beginning of the Guarantee Period is higher than the corresponding current Treasury Rate, then the Market Value Adjustment will increase the amount payable to you or transferred. Similarly, if the Treasury Rate at the beginning of the Guarantee Period is lower than the corresponding current Treasury Rate, then the Market Value Adjustment will reduce the amount payable to you or transferred.

For example, assume that you purchased a Contract and selected an initial Guarantee Period of five years and the five-year Treasury Rate for that duration is 4.50%. Assume that at the end of three years, you make a partial withdrawal. If, at that later time, the current five-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Similarly, if the current five-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may also allocate Purchase Payments to the Dollar Cost Averaging Fixed Account Option. We will credit interest to Purchase Payments allocated to this option for up to one year at the current rate that we declare when you make the allocation. The effective annual rate will never be less than 3%. You may not transfer funds to this option from the Sub-Accounts or the Guaranteed Maturity Fixed Account Option. We will follow your instructions in transferring amounts from this option to the Sub-Accounts or the Guaranteed Maturity Fixed Account Option on a monthly basis only, as described in "Automatic Dollar Cost Averaging Program" on page 15 of this prospectus.

ANNUITY BENEFITS
ANNUITY DATE. You may select the Annuity Date, which is the date on which annuity payments are to begin, in your application. The Annuity Date must always be the business day on or immediately following the tenth day of a calendar month.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is on or immediately following the later of the 10th Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

..   the year of your separation from service; or

..   April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If your Contract was purchased by a Qualified Plan, we may require you to annuitize by the date required by the Tax Code.

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If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.

ANNUITY OPTIONS. You may elect an Annuity Option at any time before the Annuity Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Option. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default Option. The default Options are:

..   Option A with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

..   Option B with 10 years (120 months) guaranteed, if you have designated joint Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least thirty days before the Annuity Date.

Three Annuity Options are generally available under the Contract. Each is available in the form of:

..   a Fixed Annuity;

..   a Variable Annuity; or

..   a combination of both Fixed and Variable Annuity.

The three Annuity Options are:

OPTION A: LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION B: JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION C: PAYMENTS FOR A SPECIFIED PERIOD CERTAIN OF 5 YEARS TO 30 YEARS. We make periodic payments for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option, and request Variable Annuity payments, you may at any time before the period expires request a lump sum payment. If you elected Variable Annuity payments, the lump sum payment will depend on:

..   the investment results of the Sub-Accounts you have selected,

..   the Contract Value at the time you elected annuitization, and

..   the length of the remaining period for which the payee would be entitled to payments.

No lump sum payment is available if you request Fixed Annuity payments. If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

If you choose Income Plan A or B, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 30 below, however, we will subtract any applicable Withdrawal Charge and increase or decrease your surrender proceeds by any applicable Market Value Adjustment.

OTHER OPTIONS. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408 or 408A of the Tax Code, we will only make payments to you and/or your spouse.

ANNUITY PAYMENTS: GENERAL. On the Annuity Date, we will apply the Annuitized Value of your Contract to the Annuity Option you have chosen. Your annuity payments may consist of Variable Annuity payments or Fixed Annuity payments or a combination of the two. We will determine the amount of your annuity payments as described in "Variable Annuity Payments" and "Fixed Annuity Payments" beginning on page 24.

You must notify us in writing at least 30 days before the Annuity Date how you wish to allocate your Annuitized Value between Variable Annuity and Fixed Annuity payments. You must apply at least the Contract Value in the Fixed Account on the Annuity Date to Fixed Annuity payments. If you wish to apply any portion of your Fixed

                               22     PROSPECTUS

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Account balance to your Variable Annuity payments, you should plan ahead and transfer that amount to the Sub-Accounts prior to the Annuity Date. If you do not tell us how to allocate your Contract Value among Fixed and Variable Annuity payments, we will apply your Contract Value in the Separate Account to Variable Annuity payments and your Contract Value in the Fixed Account to Fixed Annuity payments.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear.

YOU MAY NOT WITHDRAW CONTRACT VALUE DURING THE ANNUITY PERIOD, IF WE ARE MAKING PAYMENTS TO YOU UNDER ANY ANNUITY OPTION, SUCH AS OPTION A OR B ABOVE, INVOLVING PAYMENT TO THE PAYEE FOR LIFE OR ANY COMBINATION OF PAYMENTS FOR LIFE AND MINIMUM GUARANTEE PERIOD FOR A PREDETERMINED NUMBER OF YEARS.

VARIABLE ANNUITY PAYMENTS. One basic objective of the Contract is to provide Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity Payments will depend upon the investment results of the Sub-Accounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Annuity payments. The Variable Annuity payments may be more or less than your total Purchase Payments because (a) Variable Annuity payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Annuity payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Annuity payments will be greater than Variable Annuity payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Sub-Accounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3 1/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Annuity payments will decrease. The dollar amount of the Variable Annuity payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Annuity payments will increase if the net investment return exceeds the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine Variable Annuity Payments.

FIXED ANNUITY PAYMENTS. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected.

As a general rule, subsequent Fixed Annuity payments will be equal in amount to the initial payment. However, as described in "Transfers During the Annuity Period" below, after the Annuity Date, you will have a limited ability to increase the amount of your Fixed Annuity payments by making transfers from the Sub-Accounts.

We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit any applicable interest at a rate at least as high as state law requires.

TRANSFERS DURING THE ANNUITY PERIOD. During the Annuity Period, you will have a limited ability to make transfers among the Sub-Accounts so as to change the relative weighting of the Sub-Accounts on which your Variable Annuity payments will be based. In addition, you will have a limited ability to make transfers from the Sub-Accounts to increase the proportion of your annuity payments consisting of Fixed Annuity payments. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

You may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub-Accounts or make transfers from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers must be at least six months apart.

DEATH BENEFIT DURING ANNUITY PERIOD. If any Contract Owner dies after the Annuity Date, the

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successor Contract Owner will receive any guaranteed annuity payments scheduled to continue. If the successor Owner dies before all of the guaranteed payments have been made, we will continue the guaranteed payments to the Beneficiary(ies). After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining guaranteed payments to the Beneficiary. The amount and number of these guaranteed payments will depend on the Annuity Option in effect at the time of the Annuitant's death. After the Annuitant's death, any remaining guaranteed payments will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.

CERTAIN EMPLOYEE BENEFIT PLANS. The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

OTHER CONTRACT BENEFITS
DEATH BENEFIT: GENERAL.  We will pay a distribution on death, if:

1) the Contract is in force;

2) annuity payments have not begun; and

3) either:

   (a) any Owner dies; or

   (b) any Annuitant dies and the Owner is a non-living person.

DUE PROOF OF DEATH. A complete request for settlement of the Death Proceeds must be submitted before the Annuity Date. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete request for settlement of the Death Proceeds. A complete request must include "Due Proof of Death". We will accept the following documentation as Due Proof of Death:

..   a certified original copy of the Death Certificate;

..   a certified copy of a court decree as to the finding of death; or

..   a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.

DEATH PROCEEDS. If we receive a complete request for settlement of the Death Proceeds within 180 days of the date of your death, the Death Proceeds are equal to the Death Benefit described below. Otherwise, the Death Proceeds are equal to the greater of the Contract Value or the Surrender Value. We reserve the right to waive or extend, on a nondiscriminatory basis, the 180-day period in which the Death Proceeds will equal the Death Benefit as described below. This right applies only to the amount payable as Death Proceeds and in no way restricts when the claim may be filed.

DEATH BENEFIT AMOUNT. The standard Death Benefit under the Contract is the greatest of the following:

1) the total Purchase Payments, less a withdrawal adjustment for any prior partial withdrawals;

2) the Contract Value on the date as of which we calculate the Death Benefit.

3) the Surrender Value;

4) the Contract Value on the seventh Contract Anniversary and each subsequent Contract Anniversary evenly divisible by seven, increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment for any partial withdrawals since that anniversary.

The withdrawal adjustment for the Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the value of the applicable Death Benefit immediately before the withdrawal.

As described on page 26, you may add optional riders that in some circumstances may increase the Death Benefit under your contract.

DEATH BENEFIT PAYMENTS

1. If your spouse is the sole beneficiary:

   (a) Your spouse may elect to receive the Death Proceeds in a lump sum; or

   (b) Your spouse may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of your spouse; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

   (iii) over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

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   (b) If your spouse chooses to continue the Contract, or does not elect one of these options, then the Contract will continue in the Accumulation Period as if the death had not occurred. If the Contract is continued in the Accumulation Period, the following conditions apply.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the Death Proceeds, except that any portion of this excess attributable to the fixed account options will be allocated to the Money Market Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as the free transfer allowed each calendar month and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge or Market Value Adjustment.

Prior to the Annuity Date, the death benefit of the continued Contract will be as defined in the Death Benefit provision.

Only one spousal continuation is allowed under this Contract.

If there is no Annuitant at that time, the new Annuitant will be the surviving spouse.

2. If the Beneficiary is not your spouse but is a living person:

   (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

   (b) The Beneficiary may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of the Beneficiary; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary; or

   (iii) over the life of the Beneficiary with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary.

   (c) If the Beneficiary does not elect one of the options above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account and the Contract Value will be adjusted accordingly. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 13 and Transfer Fees on page 32 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If the Beneficiary dies before the complete liquidation of the Contract Value, then the Beneficiary's named Beneficiary(ies) will receive the greater of the Surrender Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3. If the Beneficiary is a corporation or other type of non-living person:

   (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

   (b) If the Beneficiary does not elect to receive the option above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 13 and Transfer Fees on page 32 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

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If any Beneficiary is a non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Under any of these options, all contract rights, subject to any restrictions previously placed upon the Beneficiary, are available to the Beneficiary from the date of your death to the date on which the Death Proceeds are paid.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

We offer different optional riders under this Contract. If you elect an optional rider, we will charge you a higher mortality and expense charge. We may discontinue offering one or more Riders at any time. The benefits under the Riders are described below. The benefits in the riders discussed below may not be available in all states. For example, the Enhanced Death Benefit, Enhanced Income Benefit and all versions of the Enhanced Death and Income Benefit riders issued in Washington state do not contain the Enhanced Death Benefit B or Enhanced Income Benefit B provisions that are described below. Further they may be offered in certain states as a benefit of the base contract rather than as a separate rider. In those states, the expense charge will remain the same for the benefit.

ENHANCED DEATH BENEFIT RIDER: When you purchase your Contract, you may select the Enhanced Death Benefit Rider. This Rider is available if the oldest Owner or Annuitant is age 80 or less at issue. If you are not an individual, the Enhanced Death Benefit applies only to the Annuitant's death. As described below, we will charge a higher mortality and expense risk charge if you select this Rider. If you select this Rider, the Death Benefit will be the greater of the value provided in your Contract or the Enhanced Death Benefit. The Enhanced Death Benefit will be the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B, defined below.

ENHANCED INCOME BENEFIT RIDER: When you purchase your Contract you may select the Enhanced Income Benefit Rider if available in your state. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. If you select this Rider, you may be able to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Income Benefit A or Enhanced Income Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

   (a) on or after the tenth Contract Anniversary;

   (b) before the Annuitant's age 90; and

   (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the Contract for either a single life with a period certain, or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

The Enhanced Income Benefit under this Rider only applies to the determination of income payments under the income options described above. It is not a guarantee of Contract Value or performance. The benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. In addition, under some circumstances, you will receive higher initial income payments by applying your Contract Annuitized Value to one of the standard Annuity Options instead of utilizing this optional benefit. If you surrender your Contract, you will not receive any benefit under this Rider.

ENHANCED INCOME BENEFIT A. At issue, the Enhanced Income Benefit A is equal to the initial purchase payment. After issue, Enhanced Income Benefit A is recalculated as follows:

..   When you make a Purchase Payment, we will increase the Enhanced Income
    Benefit A by the amount of your Purchase Payment;

..   When you make a withdrawal, we will decrease Enhanced Income Benefit A by a withdrawal adjustment as defined below;

..   On each Contract Anniversary, the Enhanced Income Benefit A is equal to the greater of the Contract Value or the most recently calculated Enhanced Income Benefit A.

If you do not make any additional Purchase Payments or withdrawals, the Enhanced Income Benefit A will be the greatest of all Contract Anniversary Contract Values prior to the date we calculate the Enhanced Income Benefit.

We will continuously adjust Enhanced Income Benefit A; as described above, until the oldest Contract Owner's 85th birthday, or if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Income Benefit A only for Purchase Payments and withdrawals.

ENHANCED INCOME BENEFIT B. Enhanced Income Benefit B is equal to your total Purchase Payments

                               26     PROSPECTUS

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reduced by any withdrawal adjustments, accumulated daily at an effective annual interest rate of 5% per year, until the earlier of:

   (a) the date we determine the income benefit;

   (b) the first day of the month following the oldest Contract Owner's 85th birthday, or the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where,

   (a) is the withdrawal amount;

   (b) is the Contract Value immediately prior to the withdrawal;

   (c) is the most recently calculated Enhanced Income Benefit A or B, as applicable.

ENHANCED DEATH AND INCOME BENEFIT RIDER II:   When you purchase your Contract
and if available in your state, you may select the Enhanced Death and Income Benefit Rider II. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

   (a) on or after the tenth Contract Anniversary;

   (b) before the Annuitant's age 90; and

   (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the contract for either a single life with a period certain, or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH AND INCOME BENEFIT RIDER. This Rider was previously available if the oldest Owner or Annuitant is age 75 or less at issue. This rider is no longer available. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the value of the Enhanced Death Benefit on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is on or after the tenth Contract Anniversary, but before the Annuitant's age
90. On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for payments guaranteed for either a single life with a period certain or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) at least 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH BENEFIT A. At issue, Enhanced Death Benefit A is equal to the initial Purchase Payment. After issue, Enhanced Death Benefit A is adjusted whenever you pay a Purchase Payment or make a withdrawal and on each Contract Anniversary as follows:

..   When you pay a Purchase Payment, we will increase Enhanced Death Benefit A by the amount of the Purchase Payment;

..   When you make a withdrawal, we will decrease Enhanced Death Benefit A by a withdrawal adjustment, as described below; and

..   On each Contract Anniversary, we will set Enhanced Death Benefit A equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Enhanced Death Benefit A.

If you do not pay any additional purchase payments or make any withdrawals, Enhanced Death Benefit A will equal the greatest of the Contract Value on the Issue Date and all Contract Anniversaries prior to the date we calculate any death benefit.

We will continuously adjust Enhanced Death Benefit A as described above until the oldest Contract Owner's 85th birthday or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Death Benefit A only for Purchase Payments and withdrawals.

                               27     PROSPECTUS

ENHANCED DEATH BENEFIT B. Enhanced Death Benefit B is equal to your total Purchase Payments, reduced by any withdrawal adjustments, accumulated daily at an effective annual rate of 5% per year, until the earlier of:

   (a) the date we determine the death benefit,

   (b) the first day of the month following the oldest Contract Owner's 85th birthday; or

   (c) the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

Thereafter, we will only adjust Enhanced Death Benefit B to reflect additional Purchase Payments and withdrawals. Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any nonforfeiture laws that govern the Contract.

The withdrawal adjustment for both Enhanced Death Benefit A and Enhanced Death Benefit B will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the most recently calculated Enhanced Benefit A or B, as appropriate.

BENEFICIARY. You name the Beneficiary. You may name a Beneficiary in the application. You may also name one or more contingent Beneficiaries who are entitled to receive benefits under the contract if all primary Beneficiaries are deceased at the time a Contract Owner, or Annuitant if the Contract Owner is not a living person, dies. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we accept them, effective as of the date you signed the form. Until we accept your change instructions, we are entitled to rely on your most recent instructions in our files. We are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary prior to accepting a change. Accordingly, if you wish to change your beneficiary, you should deliver your instructions to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

..   your spouse if he or she is still alive; or, if he or she is no longer alive,

..   your surviving children equally; or if you have no surviving children,

..   your estate.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original shares of the remaining beneficiaries.

If more than one Beneficiary shares in the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaries will be considered to be non-living persons.

You may specify that the Death Benefit be paid under a specific income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the changes.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

CONTRACT LOANS FOR 403(B) CONTRACTS. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code. Loans are not available under Non-Qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans is more than the lesser of (a) or (b) where:

   (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

   (b) equals the greater of $10,000 or half of the Surrender Value.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments

                               28     PROSPECTUS
comply with tax requirements. Some of these requirements are stated in
Section 72 of the Tax Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Sub-Account. If your loan amount is greater than your Contract Value in the Sub-Accounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Option.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Sub-Accounts or the Fixed Account. We may, however, apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Sub-Accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

1) the Death Proceeds;

2) surrender proceeds;

3) the amount available for partial withdrawal;

4) the amount applied on the Annuity Date to provide annuity payments; and

5) the amount applied on the Annuity Date to provide annuity payments under the Enhanced Income Benefit Rider, Enhanced Death and Income Benefit Rider, or the Enhanced Death and Income Benefit Rider II.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Sub-Account(s) in the proportion that you have selected for Purchase Payments. Allocations of loan payments are not permitted to the Fixed Accounts (Guaranteed Maturity Fixed Account and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the Fidelity Money Market Sub-Account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. We will capitalize interest on a loan in default.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

WITHDRAWALS (REDEMPTIONS). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. We may impose a Withdrawal Charge, which would reduce the amount paid to you upon redemption. The Withdrawal Charges are described on page 32. Withdrawals from the Fixed Account may be increased or decreased by a Market Value Adjustment, as described in "Market Value Adjustment" on page 21.

In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Sub-Account. If your request for a partial withdrawal would reduce the Contract Value to less than $500, we may treat it as a request for a withdrawal of your entire Contract Value, as described in "Minimum Contract Value" on page 31. Your Contract will terminate if you withdraw all of your Contract Value.

                               29     PROSPECTUS

Withdrawals taken prior to annuitization are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distribution of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 39.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

For partial withdrawals, you may allocate the amount among the Sub-Accounts and the Fixed Accounts. If we do not receive allocation instructions from you, we usually will allocate the partial withdrawal proportionately among the Sub-Accounts and the Guaranteed Maturity Fixed Account Options based upon the balance of the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, with any remainder being distributed from the Dollar Cost Averaging Fixed Account Option. You may not make a partial withdrawal from the Fixed Account in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Fixed Account to the Contract Value immediately before the partial withdrawal.

If you request a total withdrawal, you must send us your Contract. The
Surrender Value will equal the Contract Value minus any applicable Withdrawal Charge and adjusted by any applicable Market Value Adjustment. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract as described on page 31. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

3) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax
Code) only in the following circumstances:

1) when you attain age 59 1/2;

2) when you terminate your employment with the plan sponsor;

3) upon your death;

4) upon your disability as defined in Section 72(m)(7) of the Tax Code;

5) or in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

1) salary reduction contributions made after December 31, 1988;

2) income attributable to such contributions; and

3) income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain
Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.

SYSTEMATIC WITHDRAWAL PROGRAM. If your Contract is a non-Qualified Contract or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase

                               30     PROSPECTUS

Payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Sub-Account and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

ERISA PLANS. A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an adviser.

MINIMUM CONTRACT VALUE. If as a result of withdrawals your Contract Value would be less than $500 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $500 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.

CONTRACT CHARGES
We assess charges under the Contract in three ways:

1) as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes;

2) as charges against the assets of the Separate Account for administrative expenses and for the assumption of mortality and expense risks; and

3) as Withdrawal Charges (contingent deferred sales charges) subtracted from withdrawal and surrender payments.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on pages 5, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.

MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from each Sub-Account during each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.15% of the average net asset value of each Sub-Account. The mortality risks arise from our contractual obligations:

1) to make annuity payments after the Annuity Date for the life of the Annuitant(s);

2) to waive the Withdrawal Charge upon your death; and

3) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found beginning on page 24.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the contract maintenance charge and the administrative expense charge. We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Period and the Annuity Period.

If you select the Enhanced Death Benefit Rider, your mortality and expense risk charge will be 1.35% of average net asset value of each Sub-Account. If you select the Enhanced Income Rider, your mortality and expense risk charge will be 1.50% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider, your mortality and expense risk charge will be 1.55% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider II, your mortality and expense risk charge will be 1.70% of average daily net asset value of each Sub-Account. We charge a higher mortality and expense risk charge for the Riders to compensate us for the additional risk that we accept by providing the Riders. We will calculate a separate Accumulation Unit Value for the base Contract, and for Contracts with each type of Rider, in order to reflect the difference in the mortality and expense risk charges.

ADMINISTRATIVE CHARGES.

CONTRACT MAINTENANCE CHARGE. We charge an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

Before the Annuity Date, we assess the contract maintenance charge on each Contract Anniversary. To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Sub-Accounts to which you have allocated your Contract Value, and redeem Accumulation Units accordingly. We will waive this charge if you pay more than $50,000 in Purchase Payments or if you allocate all of your Contract Value to

                               31     PROSPECTUS
the Fixed Account. If you surrender your Contract, we will deduct the full $35 charge as of the date of surrender, unless your Contract qualifies for a waiver.

After the Annuity Date and if allowed in your state, we will subtract this charge in equal parts from each of your annuity payments. We will waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all of your annuity payments are Fixed Annuity payments.

ADMINISTRATIVE EXPENSE CHARGE. We deduct an administrative expense charge from each Sub-Account during each Valuation Period. This charge is equal, on an annual basis, to 0.10% of the average net asset value of the Sub-Accounts. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The administrative expense charge is assessed during both the Accumulation Period and the Annuity Period.

TRANSFER FEE. We currently are waiving the transfer fee. The Contract, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

SALES CHARGES.

WITHDRAWAL CHARGE. We may charge a Withdrawal Charge, which is a contingent deferred sales charge, upon certain withdrawals.

As a general rule, the Withdrawal Charge equals a percentage of Purchase Payments withdrawn that are: (a) less than seven years old; and (b) not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the Purchase Payment being withdrawn, as shown in this chart:

                                        WITHDRAWAL CHARGE
                      CONTRIBUTION YEAR    PERCENTAGE
                      First and Second          7%
                      Third and Fourth          6%
                           Fifth                5%
                           Sixth                4%
                          Seventh               3%
                      Eighth and later          0%

When we calculate the Withdrawal Charge, we do not take any applicable Market Value Adjustment into consideration. Beginning on January 1, 2004, if you make a withdrawal before the Annuity Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

We subtract the Withdrawal Charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the Withdrawal Charge, the Contract Value is deemed to be withdrawn in the following order:

FIRST. Earnings - the current Contract Value minus all Purchase Payments that have not previously been withdrawn;

SECOND. "Old Purchase Payments" - Purchase Payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

THIRD. Any additional amounts available as a "Free Withdrawal," as described on page 33;

FOURTH. "New Purchase Payments" - Purchase Payments received by us less than seven years before the date of withdrawal. These Payments are deemed to be withdrawn on a first-in, first-out basis.

No Withdrawal Charge is applied in the following situations:

..   on annuitization;

..   the payment of a Death Benefit;

..   a free withdrawal amount, as described on page 33;

..   certain withdrawals for Contracts issued under 403(b) plans or 401 plan under our prototype as described on page 42;

..   withdrawals taken to satisfy IRS minimum distribution rules;

..   withdrawals that qualify for one of the waiver benefits described on pages
    33-34; and

..   withdrawal under Contracts issued to employees of Lincoln Benefit Life
    Company or its affiliates, Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if those individuals reside in the State of Nebraska.

We will never waive or eliminate a Withdrawal Charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

We may waive withdrawal charges if this Contract is surrendered, and the entire proceeds of the surrender are directly used to purchase a new Contract also issued by us or any affiliated company. Such waivers will be granted on a non-discriminatory basis.

                               32     PROSPECTUS

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The amount of your withdrawal may be affected by a Market Value Adjustment. Additional restrictions may apply to Contracts held in Qualified Plans. We outline the tax requirements applicable to withdrawals on page 35. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

FREE WITHDRAWAL. Withdrawals of the following amounts are never subject to the Withdrawal Charge:

.. In any Contract Year, the greater of: (a) earnings that have not previously been withdrawn; or (b) 15 percent of New Purchase Payments; and

..  Any Old Purchase Payments that have not been previously withdrawn.

However, even if you do not owe a Withdrawal Charge on a particular withdrawal, you may still owe taxes or penalty taxes, or be subject to a market Value Adjustment. The tax treatment of withdrawals is summarized on page 35.

WAIVER BENEFITS

GENERAL. If approved in your state, we will offer the three waiver benefits described below. In general, if you qualify for one of these benefits, we will permit you to make one or more partial or full withdrawals without paying any otherwise applicable Withdrawal Charge or Market Value Adjustment. While we have summarized those benefits here, you should consult your Contract for the precise terms of the waiver benefits.

Some Qualified Plans may not permit you to utilize these benefits. Also, even if you do not need to pay our Withdrawal Charge because of these benefits, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

CONFINEMENT WAIVER BENEFIT. Under this benefit, we will waive the Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if the following conditions are satisfied:

1) Any Contract Owner or the Annuitant, if the Contract is owned by a company or other legal entity, is confined to a long term care facility or a hospital for at least 90 consecutive days. The Owner or Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2) You request the withdrawal no later than 90 days following the end of the Owner or Annuitant's stay at the long term care facility or hospital. You must provide written proof of the stay with your withdrawal request; and

3) A physician must have prescribed the stay and the stay must be medically necessary.

You may not claim this benefit if the physician prescribing the Owner or Annuitant's stay in a long term care facility is the Owner or Annuitant or a member of the Owner or Annuitant's immediate family.

TERMINAL ILLNESS WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if, at least 30 days after the Issue Date, you, or the Annuitant if the Owner is not a living person, are diagnosed with a terminal illness. We may require confirmation of the diagnosis as provided in the Contract.

UNEMPLOYMENT WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on one partial or full withdrawal from your Contract, if you meet the following requirements:

1) you become unemployed at least 1 year after the Issue Date;

2) you receive unemployment compensation for at least 30 consecutive days as a result of that unemployment; and

3) you claim this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit once before the Annuity Date.

WAIVER OF WITHDRAWAL CHARGE FOR CERTAIN QUALIFIED PLAN WITHDRAWALS. For Contracts issued under a Section 403(b) plan or a Section 401 plan under our prototype, we will waive the Withdrawal Charge when:

1) the Annuitant becomes disabled (as defined in Section 72(m)(7)) of the Tax Code;

2) the Annuitant reaches age 59 1/2 and at least 5 Contract Years have passed since the Contract was issued;

3) at least 15 Contract Years have passed since the Contract was issued.

Our prototype is a Section 401 Defined Contribution Qualified Retirement plan. This plan may be established as a Money Purchase plan, a Profit Sharing plan, or a paired plan (Money Purchase and Profit Sharing). For more information about our prototype plan, call us at 1-800-457-7617.

                               33     PROSPECTUS

PREMIUM TAXES. We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES. We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Contract value. For a summary of current estimates of those charges and expenses, see page 5. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We receive compensation from the investment advisers or administrators or the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators. We collect this compensation under agreements between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

                               34     PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Separate Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of

                               35     PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


PARTIAL ANNUITIZATION

Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of

                               36     PROSPECTUS
  such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first civil union or same-sex marriage partner. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:


..   the contract owner is at least 591/2 or dies; or becomes totally disabled or obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;


..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

                               37     PROSPECTUS

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.



INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified

                               38     PROSPECTUS
commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs),

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

                               39     PROSPECTUS

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011.

For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be


                               40     PROSPECTUS
made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA. (SEP IRA) Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract

                               41     PROSPECTUS
as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to 457 plans.

                               42     PROSPECTUS

DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

LINCOLN BENEFIT LIFE COMPANY

Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 S. 84th Street , Lincoln, NE 68506-4142. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life, and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

SEPARATE ACCOUNT. Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub-Accounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. We have reproduced the Table of Contents of the Statement of Additional Information on page 46.

STATE REGULATION OF LINCOLN BENEFIT. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual

                               43     PROSPECTUS
statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

FINANCIAL STATEMENTS. The financial statements of Lincoln Benefit and the financial statements of the Separate Account, which are comprised of the financial statements of the underlying Sub-Accounts, are set forth in the Statement of Additional Information.

ADMINISTRATION

We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2010, consisted of the following: Keane BPO, LLC (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

DISTRIBUTION OF CONTRACTS
The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels.


Contingent on regulatory approval, ALFS, Inc ("ALFS") is expected to merge into Allstate Distributors, LLC ("ADLLC"), effective April 29, 2011. At that time, ALFS will assign its rights and delegate its duties as principal underwriter to ADLLC. This change will have no effect on Lincoln Benefit's obligations to you under your Contract.

ADLLC, located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ADLLC, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

Lincoln Benefit does not pay ADLLC a commission for distribution of the Contracts. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these


                               44     PROSPECTUS
agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.

LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.

LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Susan L. Lees, General Counsel of Lincoln Benefit.

REGISTRATION STATEMENT
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Contracts. The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those instruments. You may inspect and obtain copies of the registration statement as described on the cover page of this prospectus.

ABOUT LINCOLN BENEFIT LIFE COMPANY
Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the "Exchange Act") exempts an insurance company from filing reports under the Exchange Act when the insurance company issues certain types of insurance products that are registered under the Securities Act of 1933 and such products are regulated under state law. The variable annuities described in this prospectus fall within the exemption provided under rule 12h-7. We rely on the exemption provided under rule 12h-7 and do not file reports under the Exchange Act.

                               45     PROSPECTUS

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

           ---------------------------------------------------------
           THE CONTRACT
           ---------------------------------------------------------
              Annuity Payments
           ---------------------------------------------------------
              Initial Monthly Annuity Payment
           ---------------------------------------------------------
              Subsequent Monthly Payments
           ---------------------------------------------------------
              Transfers After Annuity Date
           ---------------------------------------------------------
              Annuity Unit Value
           ---------------------------------------------------------
           Illustrative Example of Annuity Unit Value Calculation
           ---------------------------------------------------------
           Illustrative Example of Variable Annuity Payments
           ---------------------------------------------------------
           EXPERTS
           ---------------------------------------------------------
           FINANCIAL STATEMENTS
           ---------------------------------------------------------

                               46     PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------

                           ACCUMULATION UNIT VALUES

Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.


The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT NACM Small Cap Portfolio Class 1 Sub-Account, Putnam VT International Value Fund - Class IB Sub-Account, Invesco Van Kampen V.I. Growth and Income Fund - Series II Sub-Account which were first offered under the Contracts on May 1, 2002; the Invesco V.I. Basic Value Fund - Series I Sub-Account, Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I Sub-Account, Invesco Van Kampen V.I. Mid Cap Value Fund - Series I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced - Class A Sub-Account which was first offered under the Contracts on April 29, 2005 and Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008. Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.

The name of the following Sub-Accounts changed since December 31, 2010. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Accounts as of December 31, 2010:



               SUB-ACCOUNT NAME AS OF
               DECEMBER 31, 2010 (AS
              APPEARS IN THE FOLLOWING
               TABLES OF ACCUMULATION    SUB-ACCOUNT NAME AS OF
                    UNIT VALUES)              MAY 1, 2011
              ---------------------------------------------------
              DWS Global Opportunities  DWS VSI Global Small Cap
              VIP - Class A             Growth - Class A
              Oppenheimer Main Street   Oppenheimer Main Street
              Small Cap                 Small- & Mid-Cap
              Fund(R)/VA-Service Shares Fund(R)/VA-Service Shares
              ---------------------------------------------------


                               47     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15



                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS I-2
                                                     2001       $16.720      $13.880      560,418
                                                     2002       $13.880       $9.061      474,441
                                                     2003        $9.061      $12.055      518,914
                                                     2004       $12.055      $12.881      454,884
                                                     2005       $12.881      $14.559      380,525
                                                     2006       $14.559      $17.148      318,953
                                                     2007       $17.148      $22.613      307,354
                                                     2008       $22.613      $12.252      182,353
                                                     2009       $12.252      $18.283      147,379
                                                     2010       $18.283      $20.589      125,277
---------------------------------------------------------------------------------------------------
ALGER INCOME & GROWTH PORTFOLIO--CLASS I-2
                                                     2001       $15.770      $13.340      888,850
                                                     2002       $13.340       $9.078      781,602
                                                     2003        $9.078      $11.641      775,012
                                                     2004       $11.641      $12.398      686,795
                                                     2005       $12.398      $12.665      553,769
                                                     2006       $12.665      $13.673      412,877
                                                     2007       $13.673      $14.870      289,123
                                                     2008       $14.870       $8.889      189,627
                                                     2009        $8.889      $11.603      144,735
                                                     2010       $11.603      $12.865      102,497
---------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS I-2
                                                     2001       $13.260      $11.540      996,256
                                                     2002       $11.540       $7.640      734,340
                                                     2003        $7.640      $10.198      807,544
                                                     2004       $10.198      $10.625      719,914
                                                     2005       $10.625      $11.756      607,853
                                                     2006       $11.756      $12.208      452,187
                                                     2007       $12.208      $14.460      340,976
                                                     2008       $14.460       $7.689      252,531
                                                     2009        $7.689      $11.206      202,899
                                                     2010       $11.206      $12.549      159,401
---------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS I-2
                                                     2001       $16.280      $15.030      515,103
                                                     2002       $15.030      $10.457      410,450
                                                     2003       $10.457      $15.264      559,837
                                                     2004       $15.264      $17.040      571,188
                                                     2005       $17.040      $18.482      583,687
                                                     2006       $18.482      $20.104      495,198
                                                     2007       $20.104      $26.119      395,122
                                                     2008       $26.119      $10.741      307,529
                                                     2009       $10.741      $16.093      251,589
                                                     2010       $16.093      $18.974      201,160


                               48     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15



                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH PORTFOLIO--CLASS I-2
                                                2001       $11.520       $8.020      328,999
                                                2002        $8.020       $5.842      283,731
                                                2003        $5.842       $8.212      468,871
                                                2004        $8.212       $9.454      355,278
                                                2005        $9.454      $10.913      404,918
                                                2006       $10.913      $12.935      399,147
                                                2007       $12.935      $14.976      268,659
                                                2008       $14.976       $7.898      187,715
                                                2009        $7.898      $11.349      171,410
                                                2010       $11.349      $14.043      140,374
----------------------------------------------------------------------------------------------
DWS BALANCED VIP--CLASS A
                                                2005       $10.000      $10.602      449,167
                                                2006       $10.602      $11.543      346,262
                                                2007       $11.543      $11.950      249,164
                                                2008       $11.950       $8.576      165,654
                                                2009        $8.576      $10.454      114,278
                                                2010       $10.454      $11.483       87,837
----------------------------------------------------------------------------------------------
DWS BOND VIP--CLASS A
                                                2001       $10.880      $11.360      507,663
                                                2002       $11.360      $12.081      558,679
                                                2003       $12.081      $12.535      493,622
                                                2004       $12.535      $13.046      507,579
                                                2005       $13.046      $13.219      458,975
                                                2006       $13.219      $13.671      362,090
                                                2007       $13.671      $14.064      339,879
                                                2008       $14.064      $11.560      255,646
                                                2009       $11.560      $12.566      186,602
                                                2010       $12.566      $13.253      155,647
----------------------------------------------------------------------------------------------
DWS GLOBAL OPPORTUNITIES VIP--CLASS A
                                                2001       $16.510      $12.290      103,294
                                                2002       $12.290       $9.724      130,916
                                                2003        $9.724      $14.317      193,561
                                                2004       $14.317      $17.440      176,147
                                                2005       $17.440      $20.357      193,166
                                                2006       $20.357      $24.544      166,415
                                                2007       $24.544      $26.499      131,794
                                                2008       $26.499      $13.094       97,138
                                                2009       $13.094      $19.164       83,558
                                                2010       $19.164      $23.968       72,183


                               49     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
DWS GROWTH & INCOME VIP--CLASS A
                                                      2001       $10.660       $9.340       218,214
                                                      2002        $9.340       $7.087       201,541
                                                      2003        $7.087       $8.871       178,003
                                                      2004        $8.871       $9.651       150,151
                                                      2005        $9.651      $10.109       139,183
                                                      2006       $10.109      $11.345       102,347
                                                      2007       $11.345      $11.355        73,259
                                                      2008       $11.355       $6.918        49,772
                                                      2009        $6.918       $9.164        38,191
                                                      2010        $9.164      $10.354        21,260
----------------------------------------------------------------------------------------------------
DWS INTERNATIONAL VIP--CLASS A
                                                      2001       $12.250       $8.360       100,581
                                                      2002        $8.360       $6.743       105,081
                                                      2003        $6.743       $8.507       114,835
                                                      2004        $8.507       $9.790       121,969
                                                      2005        $9.790      $11.232       127,476
                                                      2006       $11.232      $13.967       127,598
                                                      2007       $13.967      $15.805       113,896
                                                      2008       $15.805       $8.083       101,279
                                                      2009        $8.083      $10.658        69,353
                                                      2010       $10.658      $10.697        54,718
----------------------------------------------------------------------------------------------------
FEDERATED CAPITAL INCOME FUND II
                                                      2001       $10.060       $8.570       420,723
                                                      2002        $8.570       $8.959       460,608
                                                      2003        $8.959       $7.668       309,555
                                                      2004        $7.668       $8.325       297,389
                                                      2005        $8.325       $8.738       271,194
                                                      2006        $8.738       $9.980       220,546
                                                      2007        $9.980      $10.253       154,739
                                                      2008       $10.253       $8.062       102,548
                                                      2009        $8.062      $10.213       101,513
                                                      2010       $10.213      $11.305        68,578
----------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                                                      2001       $11.050      $11.670     1,994,814
                                                      2002       $11.670      $12.572     2,695,911
                                                      2003       $12.572      $12.710     1,589,894
                                                      2004       $12.710      $13.005     1,136,236
                                                      2005       $13.005      $13.104       879,855
                                                      2006       $13.104      $13.478       722,780
                                                      2007       $13.478      $14.146       603,659
                                                      2008       $14.146      $14.568       494,396
                                                      2009       $14.568      $15.136       374,113
                                                      2010       $15.136      $15.721       305,850


                               50     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
                                                         2001        $8.940       $8.950       785,823
                                                         2002        $8.950       $6.435       296,496
                                                         2003        $6.435      $10.814       707,583
                                                         2004       $10.814      $11.797       729,703
                                                         2005       $11.797      $11.960       606,875
                                                         2006       $11.960      $13.088       539,007
                                                         2007       $13.088      $13.368       432,506
                                                         2008       $13.368       $9.770       344,383
                                                         2009        $9.770      $14.748       260,044
                                                         2010       $14.748      $16.710       201,597
-------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--INITIAL CLASS
                                                         2001       $11.250      $10.650       334,328
                                                         2002       $10.650       $9.601       371,447
                                                         2003        $9.601      $11.186       420,226
                                                         2004       $11.186      $11.652       437,716
                                                         2005       $11.652      $11.973       433,897
                                                         2006       $11.973      $12.690       338,607
                                                         2007       $12.690      $14.474       252,896
                                                         2008       $14.474      $10.189       202,629
                                                         2009       $10.189      $12.992       144,646
                                                         2010       $12.992      $14.661       116,581
-------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--INITIAL CLASS
                                                         2001       $12.970      $11.240     1,006,844
                                                         2002       $11.240      $10.060     1,084,534
                                                         2003       $10.060      $12.763     1,311,861
                                                         2004       $12.763      $14.555     1,438,118
                                                         2005       $14.555      $16.809     1,469,954
                                                         2006       $16.809      $18.546     1,308,454
                                                         2007       $18.546      $21.536     1,005,803
                                                         2008       $21.536      $12.226       742,971
                                                         2009       $12.226      $16.386       631,023
                                                         2010       $16.386      $18.969       511,344
-------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--INITIAL CLASS
                                                         2001       $12.180      $11.430     1,289,762
                                                         2002       $11.430       $9.375     1,218,166
                                                         2003        $9.375      $12.067     1,403,132
                                                         2004       $12.067      $13.291     1,384,897
                                                         2005       $13.291      $13.896     1,176,532
                                                         2006       $13.896      $16.496       941,565
                                                         2007       $16.496      $16.539       684,837
                                                         2008       $16.539       $9.366       412,487
                                                         2009        $9.366      $12.044       308,304
                                                         2010       $12.044      $13.697       252,183


                               51     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--INITIAL CLASS
                                                        2001       $13.870      $11.280     1,366,004
                                                        2002       $11.280       $7.786     1,121,334
                                                        2003        $7.786      $10.215     1,141,572
                                                        2004       $10.215      $10.429     1,091,575
                                                        2005       $10.429      $10.897       953,608
                                                        2006       $10.897      $11.500       769,995
                                                        2007       $11.500      $14.418       618,823
                                                        2008       $14.418       $7.523       492,708
                                                        2009        $7.523       $9.531       405,357
                                                        2010        $9.531      $11.688       320,051
------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--INITIAL CLASS
                                                        2001       $12.110      $10.510     2,032,615
                                                        2002       $10.510       $8.073     1,782,207
                                                        2003        $8.073      $10.237     1,907,842
                                                        2004       $10.237      $11.183     1,817,054
                                                        2005       $11.183      $11.578     1,583,665
                                                        2006       $11.578      $13.233     1,319,112
                                                        2007       $13.233      $13.778     1,041,479
                                                        2008       $13.778       $8.572       756,199
                                                        2009        $8.572      $10.718       592,792
                                                        2010       $10.718      $12.176       493,294
------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--INITIAL CLASS
                                                        2001       $11.070      $11.390     2,969,960
                                                        2002       $11.390      $11.436     3,542,199
                                                        2003       $11.436      $11.406     2,015,425
                                                        2004       $11.406      $11.401     1,544,840
                                                        2005       $11.401      $11.601     1,335,848
                                                        2006       $11.601      $12.017     1,166,577
                                                        2007       $12.017      $12.487     1,221,039
                                                        2008       $12.487      $12.705     1,305,720
                                                        2009       $12.705      $12.637       985,343
                                                        2010       $12.637      $12.511       775,634
------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--INITIAL CLASS
                                                        2001       $11.810       $9.200       137,725
                                                        2002        $9.200       $7.240       200,173
                                                        2003        $7.240      $10.251       294,264
                                                        2004       $10.251      $11.504       402,967
                                                        2005       $11.504      $13.526       394,476
                                                        2006       $13.526      $15.773       366,639
                                                        2007       $15.773      $18.273       327,028
                                                        2008       $18.273      $10.141       276,821
                                                        2009       $10.141      $12.672       211,336
                                                        2010       $12.672      $14.155       161,268


                               52     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15



                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES I FORMERLY, AIM V.I. BASIC VALUE
 FUND--SERIES I
                                                                            2004       $10.000      $10.821      269,780
                                                                            2005       $10.821      $11.301      253,928
                                                                            2006       $11.301      $12.634      235,944
                                                                            2007       $12.634      $12.669      199,610
                                                                            2008       $12.669       $6.034      176,998
                                                                            2009        $6.034       $8.820      148,589
                                                                            2010        $8.820       $9.351      119,425
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II FORMERLY,
 VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                            2002       $10.000       $8.163       36,430
                                                                            2003        $8.163      $10.293      152,145
                                                                            2004       $10.293      $11.600      354,336
                                                                            2005       $11.600      $12.570      434,444
                                                                            2006       $12.570      $14.397      396,566
                                                                            2007       $14.397      $14.576      306,627
                                                                            2008       $14.576       $9.758      199,062
                                                                            2009        $9.758      $11.960      183,308
                                                                            2010       $11.960      $13.252      150,424
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II FORMERLY,
 VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                            2004       $10.000      $11.156       44,940
                                                                            2005       $11.156      $12.242       49,948
                                                                            2006       $12.242      $12.686       45,228
                                                                            2007       $12.686      $14.732       39,490
                                                                            2008       $14.732       $7.735       29,220
                                                                            2009        $7.735      $11.945       38,907
                                                                            2010       $11.945      $15.014       25,399
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I FORMERLY, UIF
 U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                                            2004       $10.000      $11.333      309,322
                                                                            2005       $11.333      $12.570      353,741
                                                                            2006       $12.570      $14.984      276,970
                                                                            2007       $14.984      $15.958      210,481
                                                                            2008       $15.958       $9.252      158,166
                                                                            2009        $9.252      $12.720      131,570
                                                                            2010       $12.720      $15.356      113,395
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE PORTFOLIO--INSTITUTIONAL SHARES
                                                                            2001       $18.390      $11.000      926,849
                                                                            2002       $11.000       $7.827      694,192
                                                                            2003        $7.827      $10.443      656,913
                                                                            2004       $10.443      $12.453      642,333
                                                                            2005       $12.453      $13.812      539,509
                                                                            2006       $13.812      $15.497      434,028
                                                                            2007       $15.497      $18.677      344,083
                                                                            2008       $18.677      $10.380      288,564
                                                                            2009       $10.380      $14.846      221,943
                                                                            2010       $14.846      $18.452      186,653


                               53     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS PORTFOLIO--INTERNATIONAL SHARES
                                                                      2001       $14.230      $10.570     1,856,493
                                                                      2002       $10.570      $12.531       623,206
                                                                      2003       $12.531       $9.984     1,211,583
                                                                      2004        $9.984      $10.306     1,041,507
                                                                      2005       $10.306      $10.614       860,239
                                                                      2006       $10.614      $11.676       645,480
                                                                      2007       $11.676      $13.270       469,901
                                                                      2008       $13.270       $7.900       371,128
                                                                      2009        $7.900      $10.637       290,538
                                                                      2010       $10.637      $12.031       230,669
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                      2008       $10.000       $7.495        62,852
                                                                      2009        $7.495      $13.254        86,323
                                                                      2010       $13.254      $16.365        71,833
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2001       $14.120      $13.290     1,044,409
                                                                      2002       $13.290       $7.762        94,361
                                                                      2003        $7.762      $13.832     1,496,830
                                                                      2004       $13.832      $14.825     1,365,759
                                                                      2005       $14.825      $15.805     1,195,782
                                                                      2006       $15.805      $17.282       970,410
                                                                      2007       $17.282      $18.865       747,492
                                                                      2008       $18.865      $15.679       535,796
                                                                      2009       $15.679      $19.493       427,444
                                                                      2010       $19.493      $20.865       348,978
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2001       $10.800      $11.490       418,584
                                                                      2002       $11.490      $12.280     1,721,351
                                                                      2003       $12.280      $13.166       584,216
                                                                      2004       $13.166      $13.519       527,949
                                                                      2005       $13.519      $13.619       492,874
                                                                      2006       $13.619      $14.017       393,774
                                                                      2007       $14.017      $14.816       327,277
                                                                      2008       $14.816      $15.514       272,856
                                                                      2009       $15.514      $17.346       231,270
                                                                      2010       $17.346      $18.496       202,832
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                      2002       $10.000       $7.675     1,378,111
                                                                      2003        $7.675      $10.226        58,782
                                                                      2004       $10.226      $11.939       152,105
                                                                      2005       $11.939      $12.526       114,760
                                                                      2006       $12.526      $14.605        84,464
                                                                      2007       $14.605      $17.055        73,894
                                                                      2008       $17.055      $16.058             0


                               54     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN WORLDWIDE PORTFOLIO--INSTITUTIONAL SHARES
                                                                        2001       $14.450      $11.070     2,316,369
                                                                        2002       $11.070       $8.143     1,719,720
                                                                        2003        $8.143       $9.971     1,479,355
                                                                        2004        $9.971      $10.318     1,193,225
                                                                        2005       $10.318      $10.788       997,853
                                                                        2006       $10.788      $12.594       775,658
                                                                        2007       $12.594      $13.634       562,020
                                                                        2008       $13.634       $7.451       410,898
                                                                        2009        $7.451      $10.132       336,082
                                                                        2010       $10.132      $11.591       263,086
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS
 PORTFOLIO--CLASS I
                                                                        2004       $10.000      $10.954        60,840
                                                                        2005       $10.954      $11.525        49,518
                                                                        2006       $11.525      $13.461        49,417
                                                                        2007       $13.461      $13.811        35,322
                                                                        2008       $13.811       $8.781        26,875
                                                                        2009        $8.781      $10.796        20,239
                                                                        2010       $10.796      $11.671        17,945
----------------------------------------------------------------------------------------------------------------------
LSA BALANCED
                                                                        2002       $10.000       $8.678         2,230
                                                                        2003        $8.678      $11.074        83,852
----------------------------------------------------------------------------------------------------------------------
MFS GROWTH--INITIAL CLASS
                                                                        2001       $16.280      $10.690       331,023
                                                                        2002       $10.690       $6.994       247,624
                                                                        2003        $6.994       $8.995       248,807
                                                                        2004        $8.995      $10.035       231,814
                                                                        2005       $10.035      $10.821       202,017
                                                                        2006       $10.821      $11.531       165,550
                                                                        2007       $11.531      $13.798       126,996
                                                                        2008       $13.798       $8.528       102,015
                                                                        2009        $8.528      $11.594        78,308
                                                                        2010       $11.594      $13.207        66,211
----------------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--INITIAL CLASS
                                                                        2001       $11.630       $9.660       295,343
                                                                        2002        $9.660       $7.536       269,101
                                                                        2003        $7.536       $9.091       270,484
                                                                        2004        $9.091       $9.998       244,156
                                                                        2005        $9.998      $10.596       207,370
                                                                        2006       $10.596      $11.824       171,767
                                                                        2007       $11.824      $12.880       126,138
                                                                        2008       $12.880       $8.512       100,457
                                                                        2009        $8.512      $10.668        84,052
                                                                        2010       $10.668      $11.704        56,558


                               55     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--INITIAL CLASS
                                                               2001       $18.820      $17.650       188,675
                                                               2002       $17.650      $11.918       183,131
                                                               2003       $11.918      $15.738       224,760
                                                               2004       $15.738      $16.556       232,616
                                                               2005       $16.556      $17.209       188,078
                                                               2006       $17.209      $19.241       161,666
                                                               2007       $19.241      $19.479       139,957
                                                               2008       $19.479      $11.671       119,273
                                                               2009       $11.671      $18.809        94,439
                                                               2010       $18.809      $25.325        80,183
-------------------------------------------------------------------------------------------------------------
MFS RESEARCH SERIES--INITIAL CLASS
                                                               2001       $12.750       $9.920       207,793
                                                               2002        $9.920       $7.389       186,178
                                                               2003        $7.389       $9.100       190,978
                                                               2004        $9.100      $10.412       189,969
                                                               2005       $10.412      $11.085       142,585
                                                               2006       $11.085      $12.095       119,287
                                                               2007       $12.095      $13.521        86,910
                                                               2008       $13.521       $8.534        55,904
                                                               2009        $8.534      $11.002        49,781
                                                               2010       $11.002      $12.593        38,970
-------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--INITIAL CLASS
                                                               2001       $12.380      $12.250       436,363
                                                               2002       $12.250      $11.473       642,776
                                                               2003       $11.473      $13.180       943,486
                                                               2004       $13.180      $14.490     1,033,566
                                                               2005       $14.490      $14.714       970,559
                                                               2006       $14.714      $16.260       802,883
                                                               2007       $16.260      $16.734       661,560
                                                               2008       $16.734      $12.868       464,793
                                                               2009       $12.868      $15.000       347,219
                                                               2010       $15.000      $16.285       279,717
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2002       $10.000       $7.847        97,205
                                                               2003        $7.847      $11.178       214,471
                                                               2004       $11.178      $13.157       347,171
                                                               2005       $13.157      $14.256       305,883
                                                               2006       $14.256      $16.144       279,529
                                                               2007       $16.144      $15.720       219,803
                                                               2008       $15.720       $9.625       151,992
                                                               2009        $9.625      $13.011       120,823
                                                               2010       $13.011      $15.812        98,906


                               56     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                             2002       $10.000      $10.565        75,670
                                                             2003       $10.565      $10.669       337,271
                                                             2004       $10.669      $11.122       347,113
                                                             2005       $11.122      $11.550       338,440
                                                             2006       $11.550      $11.657       247,334
                                                             2007       $11.657      $11.929       175,543
                                                             2008       $11.929      $11.501       185,837
                                                             2009       $11.501      $13.133       139,898
                                                             2010       $13.133      $14.072       137,307
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2002       $10.000      $10.557       539,429
                                                             2003       $10.557      $10.951     1,001,817
                                                             2004       $10.951      $11.343     1,060,049
                                                             2005       $11.343      $11.476     1,156,641
                                                             2006       $11.476      $11.771       944,261
                                                             2007       $11.771      $12.643       737,286
                                                             2008       $12.643      $13.088       699,373
                                                             2009       $13.088      $14.744       709,743
                                                             2010       $14.744      $15.743       639,674
-----------------------------------------------------------------------------------------------------------
PREMIER VIT NACM SMALL CAP PORTFOLIO CLASS 1
                                                             2002       $10.000       $7.200        88,999
                                                             2003        $7.200      $10.143       236,796
                                                             2004       $10.143      $11.809       274,798
                                                             2005       $11.809      $11.669       207,018
                                                             2006       $11.669      $14.300       198,198
                                                             2007       $14.300      $14.203       142,608
                                                             2008       $14.203       $8.186       108,005
                                                             2009        $8.186       $9.344        85,491
                                                             2010        $9.344      $10.843             0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.812       129,223
                                                             2005       $10.812      $10.971       113,375
                                                             2006       $10.971      $12.005        99,054
                                                             2007       $12.005      $11.330        58,167
                                                             2008       $11.330       $7.700        43,630
                                                             2009        $7.700       $7.432             0


                               57     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB FORMERLY, PUTNAM VT
 INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                                      2002       $10.000       $8.198       38,105
                                                                      2003        $8.198      $11.161       43,231
                                                                      2004       $11.161      $13.335       89,040
                                                                      2005       $13.335      $15.027      123,886
                                                                      2006       $15.027      $18.881      158,576
                                                                      2007       $18.881      $19.952      125,260
                                                                      2008       $19.952      $10.636       74,027
                                                                      2009       $10.636      $13.254       56,664
                                                                      2010       $13.254      $14.022       39,029
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                                                                      2001       $10.260       $9.590       42,077
                                                                      2002        $9.590       $7.397       56,403
                                                                      2003        $7.397       $8.653       63,977
                                                                      2004        $8.653       $9.123       60,421
                                                                      2005        $9.123       $8.929       57,402
                                                                      2006        $8.929       $9.773       67,263
                                                                      2007        $9.773      $11.125       88,003
                                                                      2008       $11.125       $6.517       81,011
                                                                      2009        $6.517       $6.634            0
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                                                                      2001        $9.420       $9.200      196,823
                                                                      2002        $9.200       $7.540      104,266
                                                                      2003        $7.540       $9.168       53,974
                                                                      2004        $9.168      $10.439      192,125
                                                                      2005       $10.439      $10.696       91,183
                                                                      2006       $10.696      $12.937      142,829
                                                                      2007       $12.937      $13.229       83,673
                                                                      2008       $13.229       $8.781       59,269
                                                                      2009        $8.781       $8.309            0
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--I
                                                                      2001       $12.330      $12.360      581,145
                                                                      2002       $12.360      $10.602      608,043
                                                                      2003       $10.602      $13.140      744,659
                                                                      2004       $13.140      $14.913      895,153
                                                                      2005       $14.913      $15.306      874,317
                                                                      2006       $15.306      $17.984      762,467
                                                                      2007       $17.984      $18.339      575,733
                                                                      2008       $18.339      $11.571      402,473
                                                                      2009       $11.571      $14.353      288,947
                                                                      2010       $14.353      $16.304      227,597


                               58     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--I
                                                    2001       $11.520       $8.850       92,572
                                                    2002        $8.850       $7.137       99,915
                                                    2003        $7.137       $9.201      173,635
                                                    2004        $9.201      $10.338      264,060
                                                    2005       $10.338      $11.847      255,863
                                                    2006       $11.847      $13.934      244,192
                                                    2007       $13.934      $15.553      191,891
                                                    2008       $15.553       $7.879      149,103
                                                    2009        $7.879      $11.858      116,835
                                                    2010       $11.858      $13.403       95,977
--------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO--I
                                                    2001       $14.910      $14.590      368,137
                                                    2002       $14.590      $11.345      436,260
                                                    2003       $11.345      $15.505      619,155
                                                    2004       $15.505      $18.121      586,887
                                                    2005       $18.121      $20.534      504,417
                                                    2006       $20.534      $21.626      404,390
                                                    2007       $21.626      $25.097      295,779
                                                    2008       $25.097      $14.931      222,831
                                                    2009       $14.931      $21.476      160,985
                                                    2010       $21.476      $27.173      125,304
--------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO--I
                                                    2001       $11.050       $9.620      108,815
                                                    2002        $9.620       $6.813      165,424
                                                    2003        $6.813       $9.090      155,957
                                                    2004        $9.090       $9.995      173,326
                                                    2005        $9.955      $10.271      157,832
                                                    2006       $10.271      $10.888      129,696
                                                    2007       $10.888      $12.233      117,852
                                                    2008       $12.233       $7.461       92,406
                                                    2009        $7.461      $11.035       64,870
                                                    2010       $11.035      $13.040       49,935
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                                                    2005       $10.000      $11.481      293,780
                                                    2006       $11.481      $12.999      225,795
                                                    2007       $12.999      $15.702      161,353
                                                    2008       $15.702       $8.628      115,632
                                                    2009        $8.628      $11.956       82,156
                                                    2010       $11.956      $16.004       68,993
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
                                                    2005       $10.000      $11.040      510,068
                                                    2006       $11.040      $12.235      431,405
                                                    2007       $12.235      $12.884      339,846
                                                    2008       $12.884       $7.622      257,232
                                                    2009        $7.622      $11.120      196,311
                                                    2010       $11.120      $13.591      157,062



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.15% and an administrative expense charge of 0.10%.


                               59     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS I-2
                                                     2001        $7.680       $6.340       136,468
                                                     2002        $6.340       $4.116       264,242
                                                     2003        $4.116       $5.447       542,296
                                                     2004        $5.447       $5.788       727,607
                                                     2005        $5.788       $6.506       721,253
                                                     2006        $6.506       $7.621       732,706
                                                     2007        $7.621       $9.995       759,050
                                                     2008        $9.995       $5.385       521,910
                                                     2009        $5.385       $7.992       457,894
                                                     2010        $7.992       $8.951       466,843
---------------------------------------------------------------------------------------------------
ALGER INCOME & GROWTH PORTFOLIO--CLASS I-2
                                                     2001        $9.280       $7.810        92,660
                                                     2002        $7.810       $5.284       202,665
                                                     2003        $5.284       $6.738       354,359
                                                     2004        $6.738       $7.137       396,418
                                                     2005        $7.137       $7.252       381,157
                                                     2006        $7.252       $7.786       339,270
                                                     2007        $7.786       $8.421       308,605
                                                     2008        $8.421       $5.006       254,925
                                                     2009        $5.006       $6.499       249,853
                                                     2010        $6.499       $7.166       199,795
---------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS I-2
                                                     2001        $8.160       $7.070        97,242
                                                     2002        $7.070       $4.651       108,296
                                                     2003        $4.651       $6.175       308,042
                                                     2004        $6.175       $6.398       439,952
                                                     2005        $6.398       $7.041       492,261
                                                     2006        $7.041       $7.271       413,156
                                                     2007        $7.271       $8.565       371,317
                                                     2008        $8.565       $4.529       324,912
                                                     2009        $4.529       $6.565       298,212
                                                     2010        $6.565       $7.311       266,498
---------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS I-2
                                                     2001        $9.440       $8.670       107,872
                                                     2002        $8.670       $5.996       295,309
                                                     2003        $5.996       $8.703       836,891
                                                     2004        $8.703       $9.663       999,864
                                                     2005        $9.663      $10.424     1,007,060
                                                     2006       $10.424      $11.277       894,467
                                                     2007       $11.277      $14.569       822,716
                                                     2008       $14.569       $5.959       721,972
                                                     2009        $5.959       $8.878       656,392
                                                     2010        $8.878      $10.410       560,969


                               60     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                    Number of
                                                         Accumulation Accumulation    Units
                                            For the Year  Unit Value   Unit Value  Outstanding
                                               Ending    at Beginning    at End      at End
Sub-Accounts                                December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH PORTFOLIO--CLASS I-2
                                                2001        $7.220       $4.990      116,699
                                                2002        $4.990       $3.619      128,015
                                                2003        $3.619       $5.060      283,201
                                                2004        $5.060       $5.793      359,793
                                                2005        $5.793       $6.651      408,709
                                                2006        $6.651       $7.840      400,994
                                                2007        $7.840       $9.027      386,201
                                                2008        $9.027       $4.734      324,933
                                                2009        $4.734       $6.765      302,059
                                                2010        $6.765       $8.326      273,464
----------------------------------------------------------------------------------------------
DWS BALANCED VIP--CLASS A
                                                2005       $10.000      $10.562      140,966
                                                2006       $10.562      $11.437      117,438
                                                2007       $11.437      $11.776      108,626
                                                2008       $11.776       $8.404       99,008
                                                2009        $8.404      $10.189       96,552
                                                2010       $10.189      $11.130       85,675
----------------------------------------------------------------------------------------------
DWS BOND VIP--CLASS A
                                                2001       $10.610      $11.020       60,002
                                                2002       $11.020      $11.655       89,305
                                                2003       $11.655      $12.026      179,258
                                                2004       $12.026      $12.447      242,774
                                                2005       $12.447      $12.544      235,908
                                                2006       $12.544      $12.902      203,670
                                                2007       $12.902      $13.200      192,164
                                                2008       $13.200      $10.790      162,984
                                                2009       $10.790      $11.665      139,150
                                                2010       $11.665      $12.234      131,495
----------------------------------------------------------------------------------------------
DWS GLOBAL OPPORTUNITIES VIP--CLASS A
                                                2001        $9.120       $6.750       24,877
                                                2002        $6.750       $5.313       51,809
                                                2003        $5.313       $7.780      159,642
                                                2004        $7.780       $9.425      254,808
                                                2005        $9.425      $10.942      309,298
                                                2006       $10.942      $13.120      368,488
                                                2007       $13.120      $14.087      319,396
                                                2008       $14.087       $6.922      292,135
                                                2009        $6.922      $10.076      295,598
                                                2010       $10.076      $12.533      247,927


                               61     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
DWS GROWTH & INCOME VIP--CLASS A
                                                      2001        $9.590       $8.350       23,428
                                                      2002        $8.350       $6.305       37,769
                                                      2003        $6.305       $7.849       76,611
                                                      2004        $7.849       $8.492       99,749
                                                      2005        $8.492       $8.847       85,054
                                                      2006        $8.847       $9.874       79,081
                                                      2007        $9.874       $9.829       76,673
                                                      2008        $9.829       $5.955       67,583
                                                      2009        $5.955       $7.846       85,215
                                                      2010        $7.846       $8.815       73,664
----------------------------------------------------------------------------------------------------
DWS INTERNATIONAL VIP--CLASS A
                                                      2001        $8.710       $5.910       18,248
                                                      2002        $5.910       $4.740       36,822
                                                      2003        $4.740       $5.948      144,072
                                                      2004        $5.948       $6.808      174,503
                                                      2005        $6.808       $7.768      190,759
                                                      2006        $7.768       $9.606      229,934
                                                      2007        $9.606      $10.810      202,975
                                                      2008       $10.810       $5.498      253,788
                                                      2009        $5.498       $7.210      164,420
                                                      2010        $7.210       $7.197      126,785
----------------------------------------------------------------------------------------------------
FEDERATED CAPITAL INCOME FUND II
                                                      2001        $9.140       $7.740        1,970
                                                      2002        $7.740       $9.115       92,428
                                                      2003        $9.115       $6.855       51,656
                                                      2004        $6.855       $7.401       76,744
                                                      2005        $7.401       $7.726       76,010
                                                      2006        $7.726       $8.776      100,300
                                                      2007        $8.776       $8.966       65,968
                                                      2008        $8.966       $7.012       98,652
                                                      2009        $7.012       $8.834       87,864
                                                      2010        $8.834       $9.725       54,559
----------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                                                      2001       $10.610      $11.150       69,662
                                                      2002       $11.150      $11.942      408,779
                                                      2003       $11.942      $12.006      580,553
                                                      2004       $12.006      $12.218      605,532
                                                      2005       $12.218      $12.243      530,059
                                                      2006       $12.243      $12.523      381,051
                                                      2007       $12.523      $13.072      721,964
                                                      2008       $13.072      $13.388      610,475
                                                      2009       $13.388      $13.834      473,221
                                                      2010       $13.834      $14.289      324,041


                               62     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
                                                         2001        $9.190       $9.150        52,109
                                                         2002        $9.150       $5.784        24,658
                                                         2003        $5.784      $10.941       246,278
                                                         2004       $10.941      $11.870       444,657
                                                         2005       $11.870      $11.968       439,857
                                                         2006       $11.968      $13.026       430,206
                                                         2007       $13.026      $13.231       379,607
                                                         2008       $13.231       $9.617       307,223
                                                         2009        $9.617      $14.437       275,990
                                                         2010       $14.437      $16.268       242,351
-------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--INITIAL CLASS
                                                         2001        $9.590       $9.030        33,474
                                                         2002        $9.030       $8.095        73,114
                                                         2003        $8.095       $9.379       116,121
                                                         2004        $9.379       $9.716       181,632
                                                         2005        $9.716       $9.929       176,415
                                                         2006        $9.929      $10.466       129,882
                                                         2007       $10.466      $11.872       125,667
                                                         2008       $11.872       $8.311       130,724
                                                         2009        $8.311      $10.540       122,598
                                                         2010       $10.540      $11.828       129,616
-------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--INITIAL CLASS
                                                         2001        $9.380       $8.080       104,405
                                                         2002        $8.080       $7.195       348,537
                                                         2003        $7.195       $9.078       888,353
                                                         2004        $9.078      $10.296     1,158,838
                                                         2005       $10.296      $11.826     1,260,810
                                                         2006       $11.826      $12.977     1,273,768
                                                         2007       $12.977      $14.986     1,188,207
                                                         2008       $14.986       $8.461     1,080,956
                                                         2009        $8.461      $11.277     1,046,007
                                                         2010       $11.277      $12.983       998,155
-------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--INITIAL CLASS
                                                         2001       $11.040      $10.300        75,559
                                                         2002       $10.300       $8.405       174,403
                                                         2003        $8.405      $10.759       306,020
                                                         2004       $10.759      $11.786       434,981
                                                         2005       $11.786      $12.255       395,964
                                                         2006       $12.255      $14.468       396,481
                                                         2007       $14.468      $14.426       349,218
                                                         2008       $14.426       $8.125       273,985
                                                         2009        $8.125      $10.390       270,828
                                                         2010       $10.390      $11.751       237,804


                               63     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--INITIAL CLASS
                                                        2001        $8.390       $6.790        98,555
                                                        2002        $6.790       $4.659       305,305
                                                        2003        $4.659       $6.080       625,498
                                                        2004        $6.080       $6.173       939,071
                                                        2005        $6.173       $6.415       831,880
                                                        2006        $6.415       $6.732       682,021
                                                        2007        $6.732       $8.394       682,803
                                                        2008        $8.394       $4.356       663,776
                                                        2009        $4.356       $5.488       676,234
                                                        2010        $5.488       $6.693       597,279
------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--INITIAL CLASS
                                                        2001        $9.040       $7.800       312,663
                                                        2002        $7.800       $5.960       365,351
                                                        2003        $5.960       $7.516       978,400
                                                        2004        $7.516       $8.166     1,444,339
                                                        2005        $8.166       $8.407     1,362,101
                                                        2006        $8.407       $9.557     1,346,569
                                                        2007        $9.557       $9.896     1,295,792
                                                        2008        $9.896       $6.123     1,150,557
                                                        2009        $6.123       $7.614     1,043,678
                                                        2010        $7.614       $8.602       911,514
------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--INITIAL CLASS
                                                        2001       $10.230      $10.470       140,649
                                                        2002       $10.470      $10.456       310,441
                                                        2003       $10.456      $10.373       819,516
                                                        2004       $10.373      $10.311       618,241
                                                        2005       $10.311      $10.435       694,730
                                                        2006       $10.435      $10.750       725,670
                                                        2007       $10.750      $11.108       714,035
                                                        2008       $11.108      $11.240     1,173,850
                                                        2009       $11.240      $11.119       894,758
                                                        2010       $11.119      $10.947       697,719
------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--INITIAL CLASS
                                                        2001        $8.440       $6.540        58,855
                                                        2002        $6.540       $5.119       109,892
                                                        2003        $5.119       $7.208       235,043
                                                        2004        $7.208       $8.045       382,839
                                                        2005        $8.045       $9.406       426,944
                                                        2006        $9.406      $10.909       513,031
                                                        2007       $10.909      $12.569       470,601
                                                        2008       $12.569       $6.937       476,598
                                                        2009        $6.937       $8.620       469,624
                                                        2010        $8.620       $9.577       413,895


                               64     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                                                Number of
                                                                                     Accumulation Accumulation    Units
                                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                                            December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES I FORMERLY, AIM V.I. BASIC VALUE
 FUND--SERIES I
                                                                            2004       $10.000      $10.781      244,914
                                                                            2005       $10.781      $11.197      251,607
                                                                            2006       $11.197      $12.450      294,765
                                                                            2007       $12.450      $12.415      241,174
                                                                            2008       $12.415       $5.881      236,766
                                                                            2009        $5.881       $8.549      231,753
                                                                            2010        $8.549       $9.014      197,346
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II FORMERLY,
 VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                            2002       $10.000       $8.133       12,359
                                                                            2003        $8.133      $10.199      106,750
                                                                            2004       $10.199      $11.431      238,529
                                                                            2005       $11.431      $12.319      277,577
                                                                            2006       $12.319      $14.033      291,195
                                                                            2007       $14.033      $14.129      213,247
                                                                            2008       $14.129       $9.407      187,559
                                                                            2009        $9.407      $11.466      182,380
                                                                            2010       $11.466      $12.635      151,891
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II FORMERLY,
 VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                            2004       $10.000      $11.114       77,019
                                                                            2005       $11.114      $12.130       52,894
                                                                            2006       $12.130      $12.500       60,010
                                                                            2007       $12.500      $14.437       59,849
                                                                            2008       $14.437       $7.538       46,687
                                                                            2009        $7.538      $11.577       51,595
                                                                            2010       $11.577      $14.472       53,523
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I FORMERLY, UIF
 U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                                            2004       $10.000      $11.290      220,091
                                                                            2005       $11.290      $12.455      280,918
                                                                            2006       $12.455      $14.765      311,438
                                                                            2007       $14.765      $15.638      269,763
                                                                            2008       $15.638       $9.017      244,967
                                                                            2009        $9.017      $12.329      201,588
                                                                            2010       $12.329      $14.802      159,248
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE PORTFOLIO--INSTITUTIONAL SHARES
                                                                            2001        $6.650       $3.960      266,218
                                                                            2002        $3.960       $2.799      307,400
                                                                            2003        $2.799       $3.715      412,644
                                                                            2004        $3.715       $4.405      466,868
                                                                            2005        $4.405       $4.860      505,828
                                                                            2006        $4.860       $5.423      510,006
                                                                            2007        $5.423       $6.499      505,513
                                                                            2008        $6.499       $3.592      433,329
                                                                            2009        $3.592       $5.110      419,789
                                                                            2010        $5.110       $6.316      360,339


                               65     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS PORTFOLIO--INTERNATIONAL SHARES
                                                                      2001        $8.320       $6.150      116,481
                                                                      2002        $6.150       $4.441      162,987
                                                                      2003        $4.441       $5.746      251,235
                                                                      2004        $5.746       $5.898      275,805
                                                                      2005        $5.898       $6.042      257,364
                                                                      2006        $6.042       $6.610      266,266
                                                                      2007        $6.610       $7.471      225,942
                                                                      2008        $7.471       $4.423      195,932
                                                                      2009        $4.423       $5.923      193,524
                                                                      2010        $5.923       $6.662      183,375
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                      2008       $10.000       $7.225       81,678
                                                                      2009        $7.225      $12.707      127,139
                                                                      2010       $12.707      $15.603      120,730
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2001        $9.620       $9.000      199,196
                                                                      2002        $9.000       $8.273      356,912
                                                                      2003        $8.273       $9.267      699,022
                                                                      2004        $9.267       $9.878      705,500
                                                                      2005        $9.878      $10.473      691,502
                                                                      2006       $10.473      $11.389      664,165
                                                                      2007       $11.389      $12.364      559,884
                                                                      2008       $12.364      $10.220      522,134
                                                                      2009       $10.220      $12.636      495,193
                                                                      2010       $12.636      $13.451      424,233
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2001       $10.400      $11.010      104,700
                                                                      2002       $11.010      $11.943      114,051
                                                                      2003       $11.943      $12.480      254,643
                                                                      2004       $12.480      $12.743      312,969
                                                                      2005       $12.743      $12.767      291,063
                                                                      2006       $12.767      $13.069      350,195
                                                                      2007       $13.069      $13.738      380,041
                                                                      2008       $13.738      $14.306      355,482
                                                                      2009       $14.306      $15.908      323,948
                                                                      2010       $15.908      $16.870      295,938
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                      2002       $10.000       $7.734       36,688
                                                                      2003        $7.734      $10.132       37,023
                                                                      2004       $10.132      $11.765       71,988
                                                                      2005       $11.765      $12.276       79,929
                                                                      2006       $12.276      $14.235       72,800
                                                                      2007       $14.235      $16.532       78,321
                                                                      2008       $16.532      $15.537            0


                               66     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN WORLDWIDE PORTFOLIO--INSTITUTIONAL SHARES
                                                                        2001        $8.190       $6.240      167,331
                                                                        2002        $6.240       $4.564      245,789
                                                                        2003        $4.564       $5.558      365,025
                                                                        2004        $5.558       $5.719      414,342
                                                                        2005        $5.719       $5.947      364,847
                                                                        2006        $5.947       $6.905      335,256
                                                                        2007        $6.905       $7.434      327,739
                                                                        2008        $7.434       $4.040      279,358
                                                                        2009        $4.040       $5.464      445,607
                                                                        2010        $5.464       $6.216      264,635
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS
 PORTFOLIO--CLASS I
                                                                        2004       $10.000      $10.913       47,102
                                                                        2005       $10.913      $11.419       45,145
                                                                        2006       $11.419      $13.264       47,405
                                                                        2007       $13.264      $13.534       46,980
                                                                        2008       $13.534       $8.557       42,904
                                                                        2009        $8.557      $10.464       43,855
                                                                        2010       $10.464      $11.250       44,795
----------------------------------------------------------------------------------------------------------------------
LSA BALANCED
                                                                        2002       $10.000       $8.646        2,157
                                                                        2003        $8.646      $10.973       46,166
----------------------------------------------------------------------------------------------------------------------
MFS GROWTH--INITIAL CLASS
                                                                        2001        $8.150       $5.330      107,324
                                                                        2002        $5.330       $3.465      123,692
                                                                        2003        $3.465       $4.432      227,669
                                                                        2004        $4.432       $4.917      274,686
                                                                        2005        $4.917       $5.273      269,766
                                                                        2006        $5.273       $5.588      247,942
                                                                        2007        $5.588       $6.650      220,878
                                                                        2008        $6.650       $4.087      314,346
                                                                        2009        $4.087       $5.527      175,017
                                                                        2010        $5.527       $6.261      155,208
----------------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--INITIAL CLASS
                                                                        2001        $9.850       $8.130       22,985
                                                                        2002        $8.130       $6.308       52,812
                                                                        2003        $6.308       $7.567      121,843
                                                                        2004        $7.567       $8.276      136,211
                                                                        2005        $8.276       $8.724      135,382
                                                                        2006        $8.724       $9.682      134,594
                                                                        2007        $9.682      $10.488      127,128
                                                                        2008       $10.488       $6.893      180,349
                                                                        2009        $6.893       $8.591      197,186
                                                                        2010        $8.591       $9.375       86,881


                               67     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--INITIAL CLASS
                                                               2001        $8.970       $8.360      118,208
                                                               2002        $8.360       $5.615      205,837
                                                               2003        $5.615       $7.374      477,819
                                                               2004        $7.374       $7.715      623,501
                                                               2005        $7.715       $7.975      560,525
                                                               2006        $7.975       $8.868      514,110
                                                               2007        $8.868       $8.928      480,804
                                                               2008        $8.928       $5.320      407,025
                                                               2009        $5.320       $8.527      412,667
                                                               2010        $8.527      $11.418      350,753
-------------------------------------------------------------------------------------------------------------
MFS RESEARCH SERIES--INITIAL CLASS
                                                               2001        $8.870       $6.860       23,332
                                                               2002        $6.860       $5.084       32,958
                                                               2003        $5.084       $6.227       50,336
                                                               2004        $6.227       $7.085       53,593
                                                               2005        $7.085       $7.502       52,102
                                                               2006        $7.502       $8.141       49,634
                                                               2007        $8.141       $9.050       50,049
                                                               2008        $9.050       $5.681       46,891
                                                               2009        $5.681       $7.284       43,067
                                                               2010        $7.284       $8.291       38,811
-------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--INITIAL CLASS
                                                               2001       $11.200      $11.030       60,889
                                                               2002       $11.030      $10.273      250,026
                                                               2003       $10.273      $11.736      454,021
                                                               2004       $11.736      $12.832      590,723
                                                               2005       $12.832      $12.959      622,265
                                                               2006       $12.959      $14.243      569,919
                                                               2007       $14.243      $14.577      589,170
                                                               2008       $14.577      $11.148      454,138
                                                               2009       $11.148      $12.923      417,681
                                                               2010       $12.923      $13.953      393,032
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                               2002       $10.000       $7.818       41,593
                                                               2003        $7.818      $11.076      193,863
                                                               2004       $11.076      $12.965      323,468
                                                               2005       $12.965      $13.972      312,606
                                                               2006       $13.972      $15.735      325,308
                                                               2007       $15.735      $15.238      316,074
                                                               2008       $15.238       $9.278      291,787
                                                               2009        $9.278      $12.473      266,203
                                                               2010       $12.473      $15.075      255,321


                               68     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                             2002       $10.000      $10.526        4,596
                                                             2003       $10.526      $10.571       79,683
                                                             2004       $10.571      $10.960      100,873
                                                             2005       $10.960      $11.319      106,489
                                                             2006       $11.319      $11.362       99,214
                                                             2007       $11.362      $11.563      106,231
                                                             2008       $11.563      $11.086      122,885
                                                             2009       $11.086      $12.591      135,635
                                                             2010       $12.591      $13.417      119,213
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2002       $10.000      $10.518       85,455
                                                             2003       $10.518      $10.851      428,033
                                                             2004       $10.851      $11.178      604,097
                                                             2005       $11.178      $11.247      614,406
                                                             2006       $11.247      $11.473      512,461
                                                             2007       $11.473      $12.255      483,376
                                                             2008       $12.255      $12.616      572,089
                                                             2009       $12.616      $14.135      536,002
                                                             2010       $14.135      $15.010      502,876
-----------------------------------------------------------------------------------------------------------
PREMIER VIT NACM SMALL CAP PORTFOLIO CLASS 1
                                                             2002       $10.000       $7.173        8,929
                                                             2003        $7.173      $10.051      172,641
                                                             2004       $10.051      $11.637      244,720
                                                             2005       $11.637      $11.436      236,295
                                                             2006       $11.436      $13.938      205,170
                                                             2007       $13.938      $13.767      172,785
                                                             2008       $13.767       $7.892      167,008
                                                             2009        $7.892       $8.958      160,896
                                                             2010        $8.958      $10.376            0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.772       91,944
                                                             2005       $10.772      $10.870      106,673
                                                             2006       $10.870      $11.829       97,834
                                                             2007       $11.829      $11.102       94,157
                                                             2008       $11.102       $7.504       80,619
                                                             2009        $7.504       $7.230            0


                               69     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB FORMERLY, PUTNAM VT
 INTERNATIONAL GROWTH AND INCOME FUND--CLASS IB
                                                                      2002       $10.000       $8.168        6,727
                                                                      2003        $8.168      $11.059       39,731
                                                                      2004       $11.059      $13.141       58,105
                                                                      2005       $13.141      $14.727       61,333
                                                                      2006       $14.727      $18.403      109,461
                                                                      2007       $18.403      $19.339      175,336
                                                                      2008       $19.339      $10.253       80,251
                                                                      2009       $10.253      $12.707       72,272
                                                                      2010       $12.707      $13.369       62,701
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                                                                      2001        $9.630       $8.950        7,596
                                                                      2002        $8.950       $6.870       31,178
                                                                      2003        $6.870       $7.992       54,246
                                                                      2004        $7.992       $8.380       63,858
                                                                      2005        $8.380       $8.157       58,249
                                                                      2006        $8.157       $8.879       51,761
                                                                      2007        $8.879      $10.052       47,830
                                                                      2008       $10.052       $5.856       43,139
                                                                      2009        $5.856       $5.951            0
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                                                                      2001       $11.700      $11.360       18,026
                                                                      2002       $11.360       $9.262       19,587
                                                                      2003        $9.262      $11.201       30,898
                                                                      2004       $11.201      $12.683      100,258
                                                                      2005       $12.683      $12.925       68,271
                                                                      2006       $12.925      $15.546       93,618
                                                                      2007       $15.546      $15.810       49,278
                                                                      2008       $15.810      $10.437       30,278
                                                                      2009       $10.437       $9.859            0
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--I
                                                                      2001       $11.520      $11.480       47,501
                                                                      2002       $11.480       $9.895      228,732
                                                                      2003        $9.895      $12.073      526,597
                                                                      2004       $12.073      $13.627      761,565
                                                                      2005       $13.627      $13.909      796,314
                                                                      2006       $13.909      $16.254      661,730
                                                                      2007       $16.254      $16.483      601,481
                                                                      2008       $16.483      $10.343      537,201
                                                                      2009       $10.343      $12.759      523,378
                                                                      2010       $12.759      $14.414      428,716


                               70     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--I
                                                    2001        $8.550       $6.530       16,460
                                                    2002        $6.530       $5.239       39,170
                                                    2003        $5.239       $6.716      110,909
                                                    2004        $6.716       $7.505      176,753
                                                    2005        $7.505       $8.554      203,771
                                                    2006        $8.554      $10.006      257,698
                                                    2007       $10.006      $11.107      256,965
                                                    2008       $11.107       $5.596      188,929
                                                    2009        $5.596       $8.375      202,112
                                                    2010        $8.375       $9.415      262,241
--------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO--I
                                                    2001       $10.060       $9.790       82,744
                                                    2002        $9.790       $7.569      231,318
                                                    2003        $7.569      $10.288      574,018
                                                    2004       $10.288      $11.957      675,635
                                                    2005       $11.957      $13.476      621,478
                                                    2006       $13.476      $14.114      575,076
                                                    2007       $14.114      $16.289      538,625
                                                    2008       $16.289       $9.638      472,274
                                                    2009        $9.638      $13.787      438,741
                                                    2010       $13.787      $17.348      371,524
--------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO--I
                                                    2001        $9.010       $7.800       14,973
                                                    2002        $7.800       $5.489       80,509
                                                    2003        $5.489       $7.284       84,065
                                                    2004        $7.284       $7.933      120,707
                                                    2005        $7.933       $8.140      126,892
                                                    2006        $8.140       $8.581      132,467
                                                    2007        $8.581       $9.589      126,622
                                                    2008        $9.589       $5.816      125,436
                                                    2009        $5.816       $8.555      120,111
                                                    2010        $8.555      $10.054      108,637
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                                                    2005       $10.000      $11.435      177,119
                                                    2006       $11.435      $12.876      174,427
                                                    2007       $12.876      $15.468      167,923
                                                    2008       $15.468       $8.453      150,363
                                                    2009        $8.453      $11.648      130,113
                                                    2010       $11.648      $15.507      125,559


                               71     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7



                                                                                   Number of
                                                        Accumulation Accumulation    Units
                                           For the Year  Unit Value   Unit Value  Outstanding
                                              Ending    at Beginning    at End      at End
Sub-Accounts                               December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
                                               2005       $10.000      $10.996      449,486
                                               2006       $10.996      $12.120      420,788
                                               2007       $12.120      $12.692      391,679
                                               2008       $12.692       $7.467      344,261
                                               2009        $7.467      $10.835      303,876
                                               2010       $10.835      $13.169      278,789



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.


                               72     PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

           Purchase Payment:                $40,000.00
           ---------------------------------------------------------
           Guarantee Period:                5 Years
           ---------------------------------------------------------
           Guaranteed Interest Rate:        5% Annual Effective Rate
           ---------------------------------------------------------
           5-year Treasury Rate at Time of
           Purchase Payment:                6%
           ---------------------------------------------------------

The following examples illustrate how the Market Value Adjustment and the Withdrawal Charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Issue Date. The Market Value Adjustment operates in a similar manner for transfers, except that there is no free amount for transfers. No Withdrawal Charge applies to transfers.

Assuming that the entire $40,000.00 Purchase Payment is allocated to the Guaranteed Maturity Fixed Account for the Guarantee Period specified above, at the end of the five-year Guarantee Period the Contract Value would be $51,051.26. After one year, when the withdrawals occur in these examples, the Contract Value would be $42,000.00. We have assumed that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment and the Withdrawal Charge only apply to the portion of a withdrawal that is greater than the Free Withdrawal Amount. Accordingly, the first step is to calculate the Free Withdrawal Amount.

The Free Withdrawal Amount is equal to:

   (a) the greater of:

   . earnings not previously withdrawn; or

   . 15% of your total Purchase Payments in the most recent seven years; plus

   (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

Here, (a) equals $6,000.00, because 15% of the total Purchase Payments in the most recent seven years ($6,000.00 = 15% X $40,000.00) is greater than the earnings not previously withdrawn ($2,000.00). (b) equals $0, because all of the Purchase Payments were made less than seven years age. Accordingly, the Free Withdrawal Amount is $6,000.00.

The formula that we use to determine the amount of the Market Value Adjustment is:

   .9 X (I - J) X N

where: I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the beginning of the Guarantee Period;

J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding our receipt of your withdrawal request, death benefit request, transfer request, or annuity option request; and

N = the number of whole and partial years from the date we receive your request until the end of the relevant Guarantee Period.

We will base the Market Value Adjustment on the current Treasury Rate for a maturity corresponding in length to the relevant Guarantee Period. These examples also show the Withdrawal Charge (if any), which would be calculated separately from the Market Value Adjustment.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment, such that the five-year Treasury Rate is now 6.5%. Upon a withdrawal, the market value adjustment factor would be:

   .9 X (.06 - .065) X 4 = -.0180

The Market Value Adjustment is a reduction of $648.00 from the amount withdrawn:

   $ - 648.00 = -.0180 X ($42,000.00 - $6,000.00)

A Withdrawal Charge of 7% would be assessed against the Purchase Payments withdrawn that are less than seven years old and are not eligible for free withdrawal. Under the Contract, earnings are deemed to be withdrawn before Purchase Payments. Accordingly, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00).

Therefore, the Withdrawal Charge would be:

   $2,520.00 = 7% X (40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

   $38,832.00 = $42,000.00-$648.00 - $2,520.00

                               73     PROSPECTUS

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT

An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year after the Purchase Payment, such that the five-year

Treasury Rate is now 5.5%. Upon a withdrawal, the market value adjustment factor would be:

   .9 X (.06 - .055) X 4 = .0180

The Market Value Adjustment would increase the amount withdrawn by $648.00, as follows:

   $648.00 = .0180 X ($42,000.00 - $6,000.00)

As above, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00). Therefore, the Withdrawal Charge would be:

   $2,520.00 = 7% X ($40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

   $40,128.00 = $42,000.00 + $648.00 - $2,520.00

EXAMPLE OF A PARTIAL WITHDRAWAL

If you request a partial withdrawal from a Guarantee Period, we can either
(1) withdraw the specified amount of Contract Value and pay you that amount as adjusted by any applicable Market Value Adjustment or (2) pay you the amount requested, and subtract an amount from your Contract Value that equals the requested amount after application of the Market Value Adjustment and Withdrawal Charge. Unless you instruct us otherwise, when you request a partial withdrawal we will assume that you wish to receive the amount requested. We will make the necessary calculations and on your request provide you with a statement showing our calculations.

For example, if in the first example you wished to receive $20,000.00 as a partial withdrawal, the Market Value Adjustment and Withdrawal Charge would be calculated as follows:

                Let:   AW =   the total amount to be withdrawn
                                from your Contract Value
                      MVA =   Market Value Adjustment
                       WC =   Withdrawal Charge
                      AW' =   amount subject to Market Value
                                Adjustment and Withdrawal
                                Charge
                Then   AW -   $20,000.00 = WC - MVA

Since neither the Market Value Adjustment nor the Withdrawal Charge apply to the free withdrawal amount, we can solve directly for the amount subject to the Market Value Adjustment and the Withdrawal Charge (i.e., AW'), which equals AW
- $6,000.00. Then, AW = AW' + $6,000, and AW' + $6,000.00 - $20,000.00 = WC -
MVA.

                 MVA. =   - .018 X AW'
                 WC.. =   .07 X AW'
                 WC.. -   MVA = .088AW'
                 AW'. -   $14,000.00 = .088AW'
                 AW'. =   $14,000.00 / (1 - .088) = $15,350.88
                 MVA. =   - .018 X $15,350.88 = - $276.32
                 WC.. =   .07 X $15,350.88 = $1,074.56

AW = Total amount withdrawn = $15,350.88 + $6,000.00 = $21,350.88

You receive $20,000.00; the total amount subtracted from your contract is $21,350.88; the Market Value Adjustment is $276.32; and the Withdrawal Charge is $1,074.56. Your remaining Contract Value is $20,649.12.

If, however, in the same example, you wished to withdraw $20,000.00 from your Contract Value and receive the adjusted amount, the calculations would be as follows:

By definition, AW = total amount withdrawn from your Contract Value = $20,000.00

                 AW'  =   amount that MVA & WC are applied to
                      =   amount withdrawn in excess of Free
                            Amount = $20,000.00 - $6,000.00 =
                            $14,000.00
                 MVA  =   - .018 X $14,000.00 = - $252.00
                 WC   =   .07 X $14,000.00 = $980.00

You would receive $20,000.00 - $252.00 - $980.00 = $18,768.00; the total amount subtracted from your Contract Value is $20,000.00. Your remaining Contract Value would be $22,000.00.

EXAMPLE OF FREE WITHDRAWAL AMOUNT

Assume that in the foregoing example, after four years $8,620.25 in interest had been credited and that the Contract Value in the Fixed Account equaled $48,620.25. In this example, if no prior withdrawals have been made, you could withdraw up to $8,620.25 without incurring a Market Value Adjustment or a Withdrawal Charge. The Free Withdrawal Amount would be $8,620.25, because the interest credited ($8,620.25) is greater than 15% of the Total Purchase Payments in the most recent seven years ($40,000.00 X .15 = $6,000.00).

                               74     PROSPECTUS

LBL3055-7

[LOGO]

                      STATEMENT OF ADDITIONAL INFORMATION
               CONSULTANT I FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
                          VARIABLE ANNUITY CONTRACTS
                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                    DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY

This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-457-7617 or writing to us at the following address:

                         Lincoln Benefit Life Company
                                P.O. Box 758565
                           Topeka, Kansas 66675-8565
             The date of this Statement of Additional Information

                and of the related Prospectus is: May 1, 2011.


                               TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
        The Contract..............................................  1
           Annuity Payments.......................................  1
           Initial Monthly Annuity Payment........................  2
           Subsequent Monthly Payments............................  2
           Transfers After Annuity Date...........................  3
           Annuity Unit Value.....................................  3
           Illustrative Example of Annuity Unit Value Calculation.  4
           Illustrative Example of Variable Annuity Payments......  4
        Experts...................................................  5
        Financial Statements......................................  5

                                 THE CONTRACT

ANNUITY PAYMENTS

The amount of your annuity payments will depend on the following factors:

   (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any applicable premium tax charge and adjusted by any applicable Market Value Adjustment;

   (b) the Payment Option you have selected;

   (c) the payment frequency you have selected;

   (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and

   (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

INITIAL MONTHLY ANNUITY PAYMENT

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date next preceding the Annuity Date. We will also increase or decrease your Fixed Account balance by any applicable Market Value Adjustment. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% which is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your Contract Value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is usually the same as the first monthly payment. However, after the Annuity Date you will have a limited ability to increase your Fixed Annuity payments by making transfers from the Subaccounts, as described in "Transferred after the Annuity Date" on this page. After each such transfer, however, your subsequent annuity payments will remain at the new level until and unless you make an additional transfer to your Fixed Annuity payments.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period unless the Contract Owner makes a transfer. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

TRANSFERS AFTER THE ANNUITY DATE

The Contract provides that during the Annuity Period, you may make transfers among the Subaccounts or increase the proportion of your annuity payments consisting of Fixed Annuity payments. We will effect a transfer among the Subaccounts at their Annuity Unit Value next determined after we receive your instructions. After the transfer, your subsequent Variable Annuity payments will be based on your new Annuity Unit balances. If you wish to transfer value from the Subaccounts to increase your Fixed Annuity payments, we will determine the amount of your additional Fixed Annuity payments as follows. First, we will determine the Annuitized Value represented by the Annuity Units that you wish to apply to a Fixed Annuity payment. Then, we will apply that amount to the appropriate factor for the Payment Option you have selected, using either the Payment Option Tables in the Contract or our annuity tables for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee.

ANNUITY UNIT VALUE

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $10.000.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each Subaccount, we determine the Annuity Unit Value for any Valuation Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

(a)is the total of:

    (1)the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

    (2)the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

    (3)a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

(b)is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the preceding Valuation Period; and

(c)is the mortality and expense risk charge and the administrative expense risk charge.

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

   Net Investment Factor = ($11.46/$11.44) - 0.0000340 = 1.0017142

The amount subtracted from the ratio of the two net asset values (0.0000340) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.25%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

                      $101.03523 X 1.0017142  = $101.19888
                      ------------------------
                            1.0000943

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

   First Payment = $5.44 X ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

   Annuity Units = $633.28 / $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

   Second Payment = 4.77697 X $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period, unless the Contract Owner makes a transfer. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.

EXPERTS

The financial statements and the related financial statement schedules of Lincoln Benefit Life Company and the financial statements of Lincoln Benefit Life Variable Annuity Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . Financial statements of Lincoln Benefit Life Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 and related financial statement schedules, and

   . The financial statements of the Sub-Accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2010 and for each of the periods in the two years then ended.


The financial statements and schedules of Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Lincoln Benefit Life Company to meet its obligations under the Contracts.

                                  APPENDIX A

                           ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.


The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT NACM Small Cap Portfolio Class 1 Sub-Account, Putnam VT International Value Fund - Class IB Sub-Account, Invesco Van Kampen V.I. Growth and Income Fund - Series II Sub-Account which were first offered under the Contracts on May 1, 2002; the Invesco V.I. Basic Value Fund - Series I Sub-Account, Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I Sub-Account, Invesco Van Kampen V.I. Mid Cap Value Fund - Series I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced - Class A Sub-Account which was first offered under the Contracts on April 29, 2005 and Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008. Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.

The name of the following Sub-Accounts changed since December 31, 2010. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Accounts as of December 31, 2010:



            SUB-ACCOUNT NAME AS OF DECEMBER 31, 2010
(AS APPEARS IN THE FOLLOWING TABLES OF ACCUMULATION UNIT VALUES)              SUB-ACCOUNT NAME AS OF MAY 1, 2011
------------------------------------------------------------------------------------------------------------------------------
DWS Global Opportunities VIP - Class A                            DWS VSI Global Small Cap Growth - Class A
Oppenheimer Main Street Small Cap Fund(R)/VA-Service Shares       Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA-Service
                                                                  Shares
------------------------------------------------------------------------------------------------------------------------------

                    LBL CONSULTANT I VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                     BASIC POLICY PLUS DEATH BENEFIT RIDER

                          MORTALITY & EXPENSE = 1.35



                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS I-2
                             2001        $16.640      $13.790       220,051
                             2002        $13.790      $ 8.982       207,042
                             2003        $ 8.982      $11.927       184,952
                             2004        $11.927      $12.717       167,237
                             2005        $12.717      $14.346       149,408
                             2006        $14.346      $16.864       131,941
                             2007        $16.864      $22.193       120,985
                             2008        $22.193      $12.000        93,105
                             2009        $12.000      $17.872        91,133
                             2010        $17.872      $20.086        88,596
ALGER INCOME & GROWTH PORTFOLIO - CLASS I-2
                             2001        $15.690      $13.250       579,045
                             2002        $13.250      $ 8.999       590,474
                             2003        $ 8.999      $11.516       538,098
                             2004        $11.516      $12.241       425,601
                             2005        $12.241      $12.480       358,612
                             2006        $12.480      $13.446       265,392
                             2007        $13.446      $14.594       205,846
                             2008        $14.594      $ 8.707       121,197
                             2009        $ 8.707      $11.342       100,922
                             2010        $11.342      $12.550        75,780
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS I-2
                             2001        $13.190      $11.470       426,132
                             2002        $11.470      $ 7.573       369,719
                             2003        $ 7.573      $10.089       352,827
                             2004        $10.089      $10.490       311,988
                             2005        $10.490      $11.584       260,355
                             2006        $11.584      $12.005       184,866
                             2007        $12.005      $14.192       137,671
                             2008        $14.192      $ 7.531       113,695

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
                             2009        $ 7.531      $10.954       102,378
                             2010        $10.954      $12.242        73,263
ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
                             2001        $16.200      $19.930       247,339
                             2002        $19.930      $10.366       222,668
                             2003        $10.366      $15.100       261,593
                             2004        $15.100      $16.824       253,128
                             2005        $16.824      $18.212       299,207
                             2006        $18.212      $19.771       207,085
                             2007        $19.771      $25.634       178,432
                             2008        $25.634      $10.521       128,208
                             2009        $10.521      $15.731       109,890
                             2010        $15.731      $18.510        76,730
ALGER SMALLCAP GROWTH PORTFOLIO - CLASS I-2
                             2001        $11.460      $ 7.960       120,316
                             2002        $ 7.960      $ 5.791       178,044
                             2003        $ 5.791      $ 8.124       192,091
                             2004        $ 8.124      $ 9.334       311,336
                             2005        $ 9.334      $10.753       234,525
                             2006        $10.753      $12.721       117,811
                             2007        $12.721      $14.698       318,444
                             2008        $14.698      $ 7.735       309,895
                             2009        $ 7.735      $11.093       308,642
                             2010        $11.093      $13.699       282,565
DWS BALANCED VIP - CLASS A
                             2005        $10.000      $10.587       207,687
                             2006        $10.587      $11.504       178,033
                             2007        $11.504      $11.887       145,992
                             2008        $11.887      $ 8.513        95,059
                             2009        $ 8.513      $10.357        76,708
                             2010        $10.357      $11.354        54,758
DWS BOND VIP - CLASS A
                             2001        $10.830      $11.290       198,874
                             2002        $11.290      $11.976       231,418
                             2003        $11.976      $12.401       212,847
                             2004        $12.401      $12.880       192,033
                             2005        $12.880      $13.026       178,999
                             2006        $13.026      $13.444       160,858
                             2007        $13.444      $13.803       135,792
                             2008        $13.803      $11.323        94,062
                             2009        $11.323      $12.283        92,125
                             2010        $12.283      $12.929        69,091
DWS GLOBAL OPPORTUNITIES VIP - CLASS A
                             2001        $16.430      $12.210        53,405
                             2002        $12.210      $ 9.639        43,427

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
                             2003        $ 9.639      $14.164        64,362
                             2004        $14.164      $17.220        71,497
                             2005        $17.220      $20.059        75,988
                             2006        $20.059      $24.136        79,794
                             2007        $24.136      $26.007        77,932
                             2008        $26.007      $12.825        56,858
                             2009        $12.825      $18.733        48,638
                             2010        $18.733      $23.382        39,616
DWS GROWTH & INCOME VIP - CLASS A
                             2001        $10.610      $ 9.270        72,414
                             2002        $ 9.270      $ 7.025        78,772
                             2003        $ 7.025      $ 8.776        84,611
                             2004        $ 8.776      $ 9.528        80,031
                             2005        $ 9.528      $ 9.961        72,967
                             2006        $ 9.961      $11.156        51,757
                             2007        $11.156      $11.144        46,646
                             2008        $11.144      $ 6.776        40,130
                             2009        $ 6.776      $ 8.958        35,205
                             2010        $ 8.958      $10.100        25,134
DWS INTERNATIONAL VIP - CLASS A
                             2001        $12.190      $ 8.310        42,578
                             2002        $ 8.310      $ 6.684        58,038
                             2003        $ 6.684      $ 8.416        60,739
                             2004        $ 8.416      $ 9.666        60,597
                             2005        $ 9.666      $11.068        51,493
                             2006        $11.068      $13.735        72,779
                             2007        $13.735      $15.511        59,656
                             2008        $15.511      $ 7.917        32,802
                             2009        $ 7.917      $10.418        23,546
                             2010        $10.418      $10.435        21,035
FEDERATED CAPITAL INCOME FUND II
                             2001        $10.010      $ 8.510       222,626
                             2002        $ 8.510      $ 6.379       198,273
                             2003        $ 6.379      $ 7.586       165,477
                             2004        $ 7.586      $ 8.219       131,886
                             2005        $ 8.219      $ 8.610       106,523
                             2006        $ 8.610      $ 9.814        88,379
                             2007        $ 9.814      $10.063        79,360
                             2008        $10.063      $ 7.896        54,060
                             2009        $ 7.896      $ 9.983        41,510
                             2010        $ 9.983      $11.029        36,143
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                             2001        $10.990      $11.600       328,232
                             2002        $11.600      $12.463       721,957
                             2003        $12.463      $12.574       545,703
                             2004        $12.574      $12.840       486,928

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
                             2005        $12.840      $12.913       413,083
                             2006        $12.913      $13.254       307,757
                             2007        $13.254      $13.883       305,195
                             2008        $13.883      $14.269       272,985
                             2009        $14.269      $14.796       212,558
                             2010        $14.796      $15.336       180,090
FEDERATED HIGH INCOME BOND FUND II
                             2001        $ 8.900      $ 8.890       174,251
                             2002        $ 8.890      $ 8.881       167,054
                             2003        $ 8.881      $10.698       281,700
                             2004        $10.698      $11.647       312,748
                             2005        $11.647      $11.785       277,207
                             2006        $11.785      $12.871       267,190
                             2007        $12.871      $13.119       197,260
                             2008        $13.119      $ 9.569       158,685
                             2009        $ 9.569      $14.416       140,519
                             2010        $14.416      $16.302       117,332
FIDELITY VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
                             2001        $11.190      $10.580       130,300
                             2002        $10.580      $ 9.518       131,396
                             2003        $ 9.518      $11.067       127,905
                             2004        $11.067      $11.504       135,064
                             2005        $11.504      $11.798       127,362
                             2006        $11.798      $12.479        99,771
                             2007        $12.479      $14.205        82,349
                             2008        $14.205      $ 9.980        70,305
                             2009        $ 9.980      $12.700        57,184
                             2010        $12.700      $14.302        44,376
FIDELITY VIP CONTRAFUND PORTFOLIO - INITIAL CLASS
                             2001        $12.910      $11.160       609,613
                             2002        $11.160      $ 9.972       654,730
                             2003        $ 9.972      $12.626       761,503
                             2004        $12.626      $14.370       795,462
                             2005        $14.370      $16.563       927,577
                             2006        $16.563      $18.238       712,579
                             2007        $18.238      $21.136       575,079
                             2008        $21.136      $11.975       445,269
                             2009        $11.975      $16.018       389,308
                             2010        $16.018      $18.505       331,764
FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
                             2001        $12.120      $11.350       699,174
                             2002        $11.350      $ 9.293       667,345
                             2003        $ 9.293      $11.938       634,962
                             2004        $11.938      $13.123       642,647
                             2005        $13.123      $13.693       573,244
                             2006        $13.693      $16.222       451,230

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
                             2007        $16.222      $16.232        357,268
                             2008        $16.232      $ 9.174        258,569
                             2009        $ 9.174      $11.773        199,512
                             2010        $11.773      $13.362        152,833
FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
                             2001        $13.810      $11.200        573,703
                             2002        $11.200      $ 7.718        501,312
                             2003        $ 7.718      $10.106        486,055
                             2004        $10.106      $10.297        475,294
                             2005        $10.297      $10.738        399,645
                             2006        $10.738      $11.309        348,620
                             2007        $11.309      $14.150        297,256
                             2008        $14.150      $ 7.368        232,724
                             2009        $ 7.368      $ 9.316        202,281
                             2010        $ 9.316      $11.402        176,210
FIDELITY VIP INDEX 500 PORTFOLIO - INITIAL CLASS
                             2001        $12.050      $10.440      1,324,584
                             2002        $10.440      $ 8.002      1,227,528
                             2003        $ 8.002      $10.128      1,247,222
                             2004        $10.128      $11.042      1,204,079
                             2005        $11.042      $11.408      1,122,061
                             2006        $11.408      $13.013        775,934
                             2007        $13.013      $13.522        652,282
                             2008        $13.522      $ 8.396        457,591
                             2009        $ 8.396      $10.477        371,303
                             2010        $10.477      $11.878        341,113
FIDELITY VIP MONEY MARKET PORTFOLIO - INITIAL CLASS
                             2001        $11.010      $11.310        713,649
                             2002        $11.310      $11.336        835,286
                             2003        $11.336      $11.284        669,921
                             2004        $11.284      $11.256        627,640
                             2005        $11.256      $11.432        675,260
                             2006        $11.432      $11.818        777,215
                             2007        $11.818      $12.255        735,653
                             2008        $12.255      $12.444        899,004
                             2009        $12.444      $12.353        520,646
                             2010        $12.353      $12.205        302,419
FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
                             2001        $11.760      $ 9.130         48,863
                             2002        $ 9.130      $ 7.177         58,369
                             2003        $ 7.177      $10.141        117,299
                             2004        $10.141      $11.358        133,210
                             2005        $11.358      $13.328        146,833
                             2006        $13.328      $15.511        149,461
                             2007        $15.511      $17.933        125,346
                             2008        $17.933      $ 9.932        108,164

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
                             2009        $ 9.932      $12.386        96,300
                             2010        $12.386      $13.809        97,440
INVESCO V.I. BASIC VALUE FUND - SERIES I
FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES I
                             2004        $10.000      $10.806       105,095
                             2005        $10.806      $11.263        90,403
                             2006        $11.263      $12.567        82,864
                             2007        $12.567      $12.576        68,073
                             2008        $12.576      $ 5.978        61,339
                             2009        $ 5.978      $ 8.720        56,680
                             2010        $ 8.720      $ 9.227        51,648
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                             2003        $ 8.152      $10.258       129,668
                             2004        $10.258      $11.538       241,428
                             2005        $11.538      $12.478       280,190
                             2006        $12.478      $14.263       251,100
                             2007        $14.263      $14.412       182,053
                             2008        $14.412      $ 9.629       104,511
                             2009        $ 9.629      $11.778       115,962
                             2010        $11.778      $13.024        88,968
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $10.000      $11.141        13,718
                             2005        $11.141      $12.202        15,602
                             2006        $12.202      $12.619        16,617
                             2007        $12.619      $14.625        14,347
                             2008        $14.625      $ 7.663        13,761
                             2009        $ 7.663      $11.811        19,575
                             2010        $11.811      $14.816        18,891
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                             2004        $10.000      $11.320       117,397
                             2005        $11.320      $12.530       157,466
                             2006        $12.530      $14.904       242,573
                             2007        $14.904      $15.841       113,270
                             2008        $15.841      $ 9.166        55,036
                             2009        $ 9.166      $12.576        51,670
                             2010        $12.576      $15.152        52,915
JANUS ASPEN ENTERPRISE PORTFOLIO - INSTITUTIONAL SHARES
                             2001        $18.310      $10.920       327,949
                             2002        $10.920      $ 7.758       298,122
                             2003        $ 7.758      $10.331       276,454
                             2004        $10.331      $12.295       397,665

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
                             2005        $12.295      $13.610        212,827
                             2006        $13.610      $15.240        178,520
                             2007        $15.240      $18.330        338,831
                             2008        $18.330      $10.167        320,575
                             2009        $10.167      $14.512        304,711
                             2010        $14.512      $18.001        294,041
JANUS ASPEN JANUS PORTFOLIO - INTERNATIONAL SHARES
                             2001        $14.160      $10.500        831,836
                             2002        $10.500      $ 7.608        709,678
                             2003        $ 7.608      $ 9.877        621,129
                             2004        $ 9.877      $10.175        528,557
                             2005        $10.175      $10.459        429,458
                             2006        $10.459      $11.482        309,264
                             2007        $11.482      $13.023        238,000
                             2008        $13.023      $ 7.737        224,941
                             2009        $ 7.737      $10.398        198,458
                             2010        $10.398      $11.736        176,333
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                             2008        $10.000      $ 7.395         31,558
                             2009        $ 7.395      $13.053         31,976
                             2010        $13.053      $16.083         23,875
JANUS ASPEN SERIES BALANCED PORTFOLIO - INSTITUTIONAL SHARES
                             2001        $14.050      $13.200      1,073,528
                             2002        $13.200      $12.173      1,073,713
                             2003        $12.173      $13.684        904,975
                             2004        $13.684      $14.637        813,548
                             2005        $14.637      $15.574        672,165
                             2006        $15.574      $16.996        556,100
                             2007        $16.996      $18.514        437,002
                             2008        $18.514      $15.358        320,902
                             2009        $15.358      $19.055        268,263
                             2010        $19.055      $20.356        238,654
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL SHARES
                             2001        $10.740      $11.410        201,415
                             2002        $11.410      $12.422        364,612
                             2003        $12.422      $13.026        372,832
                             2004        $13.026      $13.347        319,960
                             2005        $13.347      $13.419        280,904
                             2006        $13.419      $13.784        207,568
                             2007        $13.784      $14.541        215,616
                             2008        $14.541      $15.195        164,453
                             2009        $15.195      $16.956        148,856
                             2010        $16.956      $18.044        113,388
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2002        $10.000      $ 7.752         10,436

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
                             2003        $ 7.750      $10.191        18,409
                             2004        $10.190      $11.875        38,184
                             2005        $11.875      $12.435        31,133
                             2006        $12.435      $14.469        24,986
                             2007        $14.469      $16.863        30,523
                             2008        $16.863      $15.866             0
JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES
                             2001        $14.380      $10.990       882,326
                             2002        $10.990      $ 8.072       778,175
                             2003        $ 8.070      $ 9.864       632,423
                             2004        $ 9.860      $10.187       540,179
                             2005        $10.187      $10.630       448,723
                             2006        $10.630      $12.385       282,234
                             2007        $12.385      $13.380       210,257
                             2008        $13.380      $ 7.298       177,779
                             2009        $ 7.298      $ 9.904       140,892
                             2010        $ 9.904      $11.307       121,801
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                             2004        $10.000      $10.939        16,313
                             2005        $10.939      $11.487        15,313
                             2006        $11.487      $13.389        17,952
                             2007        $13.389      $13.710        10,580
                             2008        $13.710      $ 8.699         9,633
                             2009        $ 8.699      $10.674         7,477
                             2010        $10.674      $11.517         6,572
LSA BALANCED
                             2002        $10.000      $ 8.666         1,504
                             2003        $ 8.670      $11.037        46,534
                             2004        $11.037      $11.163             0
MFS GROWTH - INITIAL CLASS
                             2001        $16.200      $10.620       119,939
                             2002        $10.620      $ 6.933       101,782
                             2003        $ 6.930      $ 8.899        99,508
                             2004        $ 8.899      $ 9.908        77,890
                             2005        $ 9.908      $10.663        76,604
                             2006        $10.663      $11.339        61,810
                             2007        $11.339      $13.541        55,900
                             2008        $13.541      $ 8.352        52,572
                             2009        $ 8.352      $11.334        45,659
                             2010        $11.334      $12.884        42,670
MFS INVESTORS TRUST SERIES - INITIAL CLASS
                             2001        $11.580      $ 9.590       212,902
                             2002        $ 9.590      $ 7.471       214,241
                             2003        $ 7.470      $ 8.994       191,488

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
                             2004        $ 8.994      $ 9.871       166,320
                             2005        $ 9.871      $10.441       150,121
                             2006        $10.441      $11.628        80,157
                             2007        $11.628      $12.641        62,577
                             2008        $12.641      $ 8.337        58,230
                             2009        $ 8.337      $10.428        45,090
                             2010        $10.428      $11.418        44,291
MFS NEW DISCOVERY SERIES - INITIAL CLASS
                             2001        $18.730      $17.530       102,691
                             2002        $17.530      $11.814       134,660
                             2003        $11.810      $15.570       142,686
                             2004        $15.570      $16.346       104,037
                             2005        $16.346      $16.957        83,431
                             2006        $16.957      $18.922        68,138
                             2007        $18.922      $19.117        58,911
                             2008        $19.117      $11.431        52,285
                             2009        $11.431      $18.385        47,440
                             2010        $18.385      $24.706        43,380
MFS RESEARCH SERIES - INITIAL CLASS
                             2001        $12.690      $ 9.850       161,595
                             2002        $ 9.850      $ 7.325       154,173
                             2003        $ 7.330      $ 9.003       141,365
                             2004        $ 9.003      $10.280       104,339
                             2005        $10.280      $10.923        89,332
                             2006        $10.923      $11.894        76,384
                             2007        $11.894      $13.270        69,083
                             2008        $13.270      $ 8.359        58,800
                             2009        $ 8.359      $10.755        52,761
                             2010        $10.755      $12.285        45,751
MFS TOTAL RETURN SERIES - INITIAL CLASS
                             2001        $12.320      $12.170       366,464
                             2002        $12.170      $11.373       351,276
                             2003        $11.370      $13.039       431,129
                             2004        $13.039      $14.307       484,074
                             2005        $14.307      $14.499       531,136
                             2006        $14.499      $15.990       473,331
                             2007        $15.990      $16.423       389,873
                             2008        $16.423      $12.604       304,727
                             2009        $12.604      $14.662       253,488
                             2010        $14.662      $15.886       205,634
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                             2002        $10.000      $ 7.837        42,259
                             2003        $ 7.837      $11.141        81,748
                             2004        $11.141      $13.087       106,022
                             2005        $13.087      $14.152       156,180
                             2006        $14.152      $15.994       344,991

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
                             2007        $15.994      $15.543        73,975
                             2008        $15.543      $ 9.497        59,993
                             2009        $ 9.497      $12.813        54,906
                             2010        $12.813      $15.540        43,765
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                             2002        $10.000      $10.551        18,833
                             2003        $10.551      $10.633        48,475
                             2004        $10.633      $11.063        64,555
                             2005        $11.063      $11.466        71,226
                             2006        $11.466      $11.549        53,477
                             2007        $11.549      $11.795        42,730
                             2008        $11.795      $11.348        45,962
                             2009        $11.348      $12.933        30,076
                             2010        $12.933      $13.830        37,744
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                             2002        $10.000      $10.543       262,044
                             2003        $10.543      $10.915       477,147
                             2004        $10.915      $11.283       496,866
                             2005        $11.283      $11.392       437,361
                             2006        $11.392      $11.662       379,913
                             2007        $11.662      $12.500       311,272
                             2008        $12.500      $12.914       353,676
                             2009        $12.914      $14.520       353,431
                             2010        $14.520      $15.472       350,980
PREMIER VIT NACM SMALL CAP PORTFOLIO CLASS 1
                             2002        $10.000      $ 7.190        28,026
                             2003        $ 7.190      $10.110        78,738
                             2004        $10.110      $11.746       101,370
                             2005        $11.746      $11.584        81,514
                             2006        $11.584      $14.167        69,811
                             2007        $14.167      $14.043        57,503
                             2008        $14.043      $ 8.078        51,349
                             2009        $ 8.078      $ 9.202        37,283
                             2010        $ 9.202      $10.671             0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.798        59,439
                             2005        $10.798      $10.934        50,470
                             2006        $10.934      $11.941        39,805
                             2007        $11.941      $11.246        27,391
                             2008        $11.246      $ 7.628        28,256
                             2009        $ 7.628      $ 7.358             0
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
FORMERLY, PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                             2002        $10.000      $ 8.187        20,588
                             2003        $ 8.187      $11.124        33,361

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
                             2004        $11.124      $13.264        60,246
                             2005        $13.264      $14.917        51,308
                             2006        $14.917      $18.706        64,700
                             2007        $18.706      $19.727        68,254
                             2008        $19.727      $10.495        46,936
                             2009        $10.495      $13.053        42,557
                             2010        $13.053      $13.781        26,987
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                             2001        $10.225      $ 9.538        21,447
                             2002        $ 9.538      $ 7.343        50,281
                             2003        $ 7.343      $ 8.573        66,395
                             2004        $ 8.573      $ 9.020        62,996
                             2005        $ 9.020      $ 8.810        44,867
                             2006        $ 8.810      $ 9.624        33,119
                             2007        $ 9.624      $10.934        35,339
                             2008        $10.934      $ 6.392        23,217
                             2009        $ 6.392      $ 6.503             0
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                             2001        $ 9.390      $ 9.150        34,717
                             2002        $ 9.150      $ 7.485        18,860
                             2003        $ 7.485      $ 9.083        19,189
                             2004        $ 9.083      $10.321        54,649
                             2005        $10.321      $10.555        46,116
                             2006        $10.555      $12.740        48,858
                             2007        $12.740      $13.002        28,736
                             2008        $13.002      $ 8.613        20,478
                             2009        $ 8.613      $ 8.145             0
STRONG MID CAP GROWTH II - INVESTOR CLASS
                             2001        $17.920      $12.220       114,860
                             2002        $12.220      $ 7.524       116,972
                             2003        $ 7.524      $ 9.953       119,849
                             2004        $ 9.953      $11.689       124,471
STRONG OPPORTUNITY II - INVESTOR CLASS
                             2001        $15.270      $14.490       253,260
                             2002        $14.490      $10.449       325,479
                             2003        $10.449      $14.110       282,337
                             2004        $14.110      $16.441       224,911
T. ROWE PRICE EQUITY INCOME PORTFOLIO - I
                             2001        $12.270      $12.270       397,546
                             2002        $12.270      $10.510       463,033
                             2003        $10.510      $13.000       529,345
                             2004        $13.000      $14.724       637,860
                             2005        $14.724      $15.082       582,053
                             2006        $15.082      $17.685       465,452
                             2007        $17.685      $17.998       371,950

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
                             2008        $17.998      $11.333       289,316
                             2009        $11.333      $14.030       240,655
                             2010        $14.030      $15.905       201,365
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - I
                             2001        $11.460      $ 8.790        92,414
                             2002        $ 8.790      $ 7.075        80,308
                             2003        $ 7.075      $ 9.102       100,861
                             2004        $ 9.102      $10.207       108,187
                             2005        $10.207      $11.673       107,804
                             2006        $11.673      $13.703        93,407
                             2007        $13.703      $15.264        90,287
                             2008        $15.264      $ 7.717        63,526
                             2009        $ 7.717      $11.591        57,958
                             2010        $11.591      $13.076        51,190
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - I
                             2001        $14.840      $14.490       170,663
                             2002        $14.490      $11.246       283,461
                             2003        $11.246      $15.340       396,986
                             2004        $15.340      $17.892       398,739
                             2005        $17.892      $20.234       326,796
                             2006        $20.234      $21.267       210,502
                             2007        $21.267      $24.631       144,149
                             2008        $24.631      $14.624       113,520
                             2009        $14.624      $20.993        98,302
                             2010        $20.993      $26.509        78,998
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO - I
                             2001        $11.000      $ 9.560        25,250
                             2002        $ 9.560      $ 6.754        47,851
                             2003        $ 6.754      $ 8.993        51,497
                             2004        $ 8.993      $ 9.828        48,594
                             2005        $ 9.828      $10.121        78,987
                             2006        $10.121      $10.707        89,378
                             2007        $10.707      $12.006        70,018
                             2008        $12.006      $ 7.308        45,390
                             2009        $ 7.308      $10.787        48,381
                             2010        $10.787      $12.721        63,305
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                             2005        $10.000      $11.464       122,023
                             2006        $11.464      $12.954        95,244
                             2007        $12.954      $15.617        78,865
                             2008        $15.617      $ 8.564        69,952
                             2009        $ 8.564      $11.843        48,753
                             2010        $11.843      $15.822        57,547
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
                             2005        $10.000      $11.023       300,050

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
                             2006        $11.023      $12.193       203,235
                             2007        $12.193      $12.814       166,470
                             2008        $12.814      $ 7.565       136,895
                             2009        $ 7.565      $11.016       111,241
                             2010        $11.016      $13.436        83,026



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.10%.

                    LBL CONSULTANT I VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                    BASIC POLICY PLUS INCOME BENEFIT RIDER

                           MORTALITY & EXPENSE = 1.5



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS I-2
                              2001       $ 7.690      $ 6.360        31,328
                              2002       $ 6.360      $ 4.137        52,215
                              2003       $ 4.137      $ 5.485       133,458
                              2004       $ 5.485      $ 5.840       170,900
                              2005       $ 5.840      $ 6.578       162,470
                              2006       $ 6.578      $ 7.721       181,828
                              2007       $ 7.721      $10.146       184,527
                              2008       $10.146      $ 5.478       176,784
                              2009       $ 5.478      $ 8.146       154,005
                              2010       $ 8.146      $ 9.141       123,683
 ALGER INCOME & GROWTH PORTFOLIO - CLASS I-2
                              2001       $ 9.290      $ 7.830        45,318
                              2002       $ 7.830      $ 5.311       116,814
                              2003       $ 5.311      $ 6.786       185,177
                              2004       $ 6.786      $ 7.202       215,770
                              2005       $ 7.202      $ 7.332       216,190
                              2006       $ 7.332      $ 7.887       208,546
                              2007       $ 7.887      $ 8.548       200,774
                              2008       $ 8.548      $ 5.092       135,379
                              2009       $ 5.092      $ 6.623       127,252
                              2010       $ 6.623      $ 7.318        90,348
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS I-2
                              2001       $ 8.170      $ 7.090        17,727
                              2002       $ 7.090      $ 4.675        57,432
                              2003       $ 4.675      $ 6.218       226,455
                              2004       $ 6.218      $ 6.456       285,968
                              2005       $ 6.456      $ 7.118       287,513
                              2006       $ 7.118      $ 7.366       281,301
                              2007       $ 7.366      $ 8.695       245,979
                              2008       $ 8.695      $ 4.607       218,580

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 4.607      $ 6.691       181,456
                              2010       $ 6.691      $ 7.466       121,922
 ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
                              2001       $ 9.450      $ 8.690        16,720
                              2002       $ 8.690      $ 6.026        45,527
                              2003       $ 6.026      $ 8.765       172,689
                              2004       $ 8.765      $ 9.751       252,067
                              2005       $ 9.751      $10.539       263,534
                              2006       $10.539      $11.424       263,408
                              2007       $11.424      $14.790       220,809
                              2008       $14.790      $ 6.061       215,245
                              2009       $ 6.061      $ 9.049       188,406
                              2010       $ 9.049      $10.631       156,158
 ALGER SMALLCAP GROWTH PORTFOLIO - CLASS I-2
                              2001       $ 7.220      $ 5.010         5,455
                              2002       $ 5.010      $ 3.637        34,486
                              2003       $ 3.637      $ 5.096        99,362
                              2004       $ 5.096      $ 5.846       147,944
                              2005       $ 5.846      $ 6.724       148,135
                              2006       $ 6.724      $ 7.943       137,734
                              2007       $ 7.943      $ 9.163       110,738
                              2008       $ 9.163      $ 4.815        96,912
                              2009       $ 4.815      $ 6.895        83,729
                              2010       $ 6.895      $ 8.503        72,929
 DWS BALANCED VIP - CLASS A
                              2005       $10.000      $10.577        84,641
                              2006       $10.577      $11.475        77,806
                              2007       $11.475      $11.839        73,097
                              2008       $11.839      $ 8.466        54,853
                              2009       $ 8.466      $10.284        42,564
                              2010       $10.284      $11.257        25,347
 DWS BOND VIP - CLASS A
                              2001       $10.620      $11.060        10,551
                              2002       $11.060      $11.713        13,712
                              2003       $11.713      $12.111        89,535
                              2004       $12.111      $12.560       104,889
                              2005       $12.560      $12.683       102,454
                              2006       $12.683      $13.071        96,941
                              2007       $13.071      $13.399        98,459
                              2008       $13.399      $10.975        64,949
                              2009       $10.975      $11.888        58,686
                              2010       $11.888      $12.494        43,547
 DWS GLOBAL OPPORTUNITIES VIP - CLASS A
                              2001       $ 9.130      $ 6.770         4,666
                              2002       $ 6.770      $ 5.340        16,395

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2003       $ 5.340      $ 7.835        64,597
                              2004       $ 7.835      $ 9.511        85,021
                              2005       $ 9.511      $11.063       154,233
                              2006       $11.063      $13.291        87,796
                              2007       $13.291      $14.300        90,092
                              2008       $14.300      $ 7.041        76,520
                              2009       $ 7.041      $10.269        73,328
                              2010       $10.269      $12.799        61,996
 DWS GROWTH & INCOME VIP - CLASS A
                              2001       $ 9.600      $ 8.380         3,011
                              2002       $ 8.380      $ 6.337         6,015
                              2003       $ 6.337      $ 7.904        29,722
                              2004       $ 7.904      $ 8.569        32,112
                              2005       $ 8.569      $ 8.945        26,505
                              2006       $ 8.945      $10.003        26,490
                              2007       $10.003      $ 9.977        25,859
                              2008       $ 9.977      $ 6.057        23,946
                              2009       $ 6.057      $ 7.996        21,748
                              2010       $ 7.996      $ 9.002        17,523
 DWS INTERNATIONAL VIP - CLASS A
                              2001       $ 8.720      $ 5.930           931
                              2002       $ 5.930      $ 4.764         7,720
                              2003       $ 4.764      $ 5.990        29,032
                              2004       $ 5.990      $ 6.869        40,501
                              2005       $ 6.869      $ 7.854        42,169
                              2006       $ 7.854      $ 9.732        50,293
                              2007       $ 9.732      $10.974        54,547
                              2008       $10.974      $ 5.593        55,414
                              2009       $ 5.593      $ 7.349        42,055
                              2010       $ 7.349      $ 7.349        46,013
 FEDERATED CAPITAL INCOME FUND II
                              2001       $ 9.148      $ 7.767         9,663
                              2002       $ 7.767      $ 5.813        38,618
                              2003       $ 5.813      $ 6.903       155,386
                              2004       $ 6.903      $ 7.468        42,894
                              2005       $ 7.468      $ 7.812        38,514
                              2006       $ 7.812      $ 8.891        45,873
                              2007       $ 8.891      $ 9.102        32,263
                              2008       $ 9.102      $ 7.132        27,119
                              2009       $ 7.132      $ 9.003        49,624
                              2010       $ 9.003      $ 9.931        43,354
 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                              2001       $10.620      $11.180         8,056
                              2002       $11.180      $12.002        34,157
                              2003       $12.002      $12.090       111,727
                              2004       $12.090      $12.328       159,145

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $12.328      $12.379       162,872
                              2006       $12.379      $12.687       155,816
                              2007       $12.687      $13.269       274,784
                              2008       $13.269      $13.618       275,046
                              2009       $13.618      $14.100       254,588
                              2010       $14.100      $14.593       128,231
 FEDERATED HIGH INCOME BOND FUND II
                              2001       $ 9.200      $ 9.180        16,922
                              2002       $ 9.180      $ 9.160        10,919
                              2003       $ 9.160      $11.018        25,355
                              2004       $11.018      $11.977       259,206
                              2005       $11.977      $12.101       259,708
                              2006       $12.101      $13.196       233,583
                              2007       $13.196      $13.431       235,713
                              2008       $13.431      $ 9.782       188,612
                              2009       $ 9.782      $14.714       148,987
                              2010       $14.714      $16.614       117,044
 FIDELITY VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
                              2001       $ 9.600      $ 9.060         2,311
                              2002       $ 9.060      $ 8.135         5,169
                              2003       $ 8.135      $ 9.445        20,603
                              2004       $ 9.445      $ 9.804        36,345
                              2005       $ 9.804      $10.039        33,456
                              2006       $10.039      $10.603        52,664
                              2007       $10.603      $12.051        48,973
                              2008       $12.051      $ 8.454        46,643
                              2009       $ 8.454      $10.742        43,897
                              2010       $10.742      $12.079        35,422
 FIDELITY VIP CONTRAFUND PORTFOLIO - INITIAL CLASS
                              2001       $ 9.390      $ 8.110        19,604
                              2002       $ 8.110      $ 7.231        66,509
                              2003       $ 7.231      $ 9.142       274,786
                              2004       $ 9.142      $10.389       398,909
                              2005       $10.389      $11.957       425,874
                              2006       $11.957      $13.146       474,681
                              2007       $13.146      $15.213       430,419
                              2008       $15.213      $ 8.606       414,732
                              2009       $ 8.606      $11.494       379,399
                              2010       $11.494      $13.259       311,833
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
                              2001       $11.050      $10.340        13,148
                              2002       $10.340      $ 8.447        36,544
                              2003       $ 8.447      $10.835       172,352
                              2004       $10.835      $11.893       238,847
                              2005       $11.893      $12.391       253,792
                              2006       $12.391      $14.657       246,403

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $14.657      $14.644       222,048
                              2008       $14.644      $ 8.264       190,942
                              2009       $ 8.264      $10.590       178,288
                              2010       $10.590      $12.001       149,963
 FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
                              2001       $ 8.400      $ 6.810        11,192
                              2002       $ 6.810      $ 4.683        30,328
                              2003       $ 4.683      $ 6.123       216,283
                              2004       $ 6.123      $ 6.229       394,806
                              2005       $ 6.229      $ 6.486       383,199
                              2006       $ 6.486      $ 6.820       369,984
                              2007       $ 6.820      $ 8.521       337,799
                              2008       $ 8.521      $ 4.430       297,919
                              2009       $ 4.430      $ 5.593       279,793
                              2010       $ 5.593      $ 6.835       228,048
 FIDELITY VIP INDEX 500 PORTFOLIO - INITIAL CLASS
                              2001       $ 9.050      $ 7.830        59,994
                              2002       $ 7.830      $ 5.990       150,953
                              2003       $ 5.990      $ 7.569       512,093
                              2004       $ 7.569      $ 8.240       653,279
                              2005       $ 8.240      $ 8.500       659,853
                              2006       $ 8.500      $ 9.682       612,005
                              2007       $ 9.682      $10.045       544,236
                              2008       $10.045      $ 6.228       465,525
                              2009       $ 6.228      $ 7.760       415,634
                              2010       $ 7.760      $ 8.784       360,517
 FIDELITY VIP MONEY MARKET PORTFOLIO - INITIAL CLASS
                              2001       $10.240      $10.500        12,384
                              2002       $10.500      $10.509       105,324
                              2003       $10.509      $10.446        98,684
                              2004       $10.446      $10.404       158,446
                              2005       $10.404      $10.550       218,673
                              2006       $10.550      $10.890       158,356
                              2007       $10.890      $11.276       155,296
                              2008       $11.276      $11.433       228,715
                              2009       $11.433      $11.332       236,117
                              2010       $11.332      $11.179       256,547
 FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
                              2001       $ 8.450      $ 6.560         2,037
                              2002       $ 6.560      $ 5.144        12,874
                              2003       $ 5.144      $ 7.258        61,033
                              2004       $ 7.258      $ 8.117       113,024
                              2005       $ 8.117      $ 9.510       115,093
                              2006       $ 9.510      $11.052       129,714
                              2007       $11.052      $12.759       115,540
                              2008       $12.759      $ 7.056       115,660

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 7.056      $ 8.786       110,033
                              2010       $ 8.786      $ 9.780        92,501
 INVESCO V.I. BASIC VALUE FUND - SERIES I
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES I
                              2004       $10.000      $10.795       124,889
                              2005       $10.795      $11.234       118,972
                              2006       $11.234      $12.516       124,236
                              2007       $12.516      $12.507       120,474
                              2008       $12.507      $ 5.936       114,387
                              2009       $ 5.936      $ 8.646       102,920
                              2010       $ 8.646      $ 9.135        80,828
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.144        13,613
                              2003       $ 8.144      $10.233        53,409
                              2004       $10.233      $11.492        82,521
                              2005       $11.492      $12.409        90,167
                              2006       $12.409      $14.164        86,960
                              2007       $14.164      $14.290        82,492
                              2008       $14.290      $ 9.533        73,222
                              2009       $ 9.533      $11.643        71,664
                              2010       $11.643      $12.856        48,791
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.129        13,497
                              2005       $11.129      $12.170        16,777
                              2006       $12.170      $12.567        11,147
                              2007       $12.567      $14.544         6,188
                              2008       $14.544      $ 7.609         5,596
                              2009       $ 7.609      $11.710         5,916
                              2010       $11.710      $14.667         4,237
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2004       $10.000      $11.306       131,386
                              2005       $11.306      $12.497       138,050
                              2006       $12.497      $14.845       139,367
                              2007       $14.845      $15.754       135,601
                              2008       $15.754      $ 9.102       110,645
                              2009       $ 9.102      $12.470       105,852
                              2010       $12.470      $15.001        83,067
 JANUS ASPEN ENTERPRISE PORTFOLIO - INSTITUTIONAL SHARES
                              2001       $ 6.660      $ 3.970        35,242
                              2002       $ 3.970      $ 2.814        57,997
                              2003       $ 2.814      $ 3.741        97,942

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $ 3.741      $ 4.445        94,730
                              2005       $ 4.445      $ 4.914        93,955
                              2006       $ 4.914      $ 5.494        97,595
                              2007       $ 5.494      $ 6.598       112,423
                              2008       $ 6.598      $ 3.654       102,787
                              2009       $ 3.654      $ 5.208        99,834
                              2010       $ 5.208      $ 6.450        98,673
 JANUS ASPEN JANUS PORTFOLIO - INTERNATIONAL SHARES
                              2001       $ 8.330      $ 6.170        55,130
                              2002       $ 6.170      $ 4.463       119,868
                              2003       $ 4.463      $ 5.786       194,572
                              2004       $ 5.786      $ 5.952       194,209
                              2005       $ 5.952      $ 6.109       191,074
                              2006       $ 6.109      $ 6.696       175,455
                              2007       $ 6.696      $ 7.584       173,263
                              2008       $ 7.584      $ 4.499       140,153
                              2009       $ 4.499      $ 6.037       101,338
                              2010       $ 6.037      $ 6.804        77,443
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 7.322        30,972
                              2009       $ 7.322      $12.903        30,415
                              2010       $12.903      $15.875        27,765
 JANUS ASPEN SERIES BALANCED PORTFOLIO - INSTITUTIONAL SHARES
                              2001       $ 9.630      $ 9.030       103,921
                              2002       $ 9.030      $ 8.314       127,383
                              2003       $ 8.314      $ 9.332       213,742
                              2004       $ 9.332      $ 9.967       241,921
                              2005       $ 9.967      $10.589       204,713
                              2006       $10.589      $11.539       182,130
                              2007       $11.539      $12.551       179,897
                              2008       $12.551      $10.395       160,873
                              2009       $10.395      $12.878       147,689
                              2010       $12.878      $13.737       109,159
 JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL SHARES
                              2001       $10.410      $11.040         7,300
                              2002       $11.040      $12.003        26,738
                              2003       $12.003      $12.567        63,249
                              2004       $12.567      $12.858        94,082
                              2005       $12.858      $12.909        92,717
                              2006       $12.909      $13.240        88,134
                              2007       $13.240      $13.946        93,530
                              2008       $13.946      $14.551        68,741
                              2009       $14.551      $16.213        67,504
                              2010       $16.213      $17.228        57,502
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $10.000      $ 7.744         7,447
                              2003       $ 7.744      $10.166        18,672
                              2004       $10.166      $11.828        32,276
                              2005       $11.828      $12.366        38,610
                              2006       $12.366      $14.368        34,893
                              2007       $14.368      $16.720        29,328
                              2008       $16.720      $15.724             0
 JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES
                              2001       $ 8.200      $ 6.260        46,011
                              2002       $ 6.260      $ 4.586        70,099
                              2003       $ 4.586      $ 5.597       135,661
                              2004       $ 5.597      $ 5.771       164,971
                              2005       $ 5.771      $ 6.013       157,545
                              2006       $ 6.013      $ 6.995       163,784
                              2007       $ 6.995      $ 7.546       137,998
                              2008       $ 7.546      $ 4.109       120,113
                              2009       $ 4.109      $ 5.569       110,974
                              2010       $ 5.569      $ 6.348        93,531
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2004       $10.000      $10.928        59,957
                              2005       $10.928      $11.457        55,257
                              2006       $11.457      $13.335        53,222
                              2007       $13.335      $13.634        46,324
                              2008       $13.634      $ 8.637        40,845
                              2009       $ 8.637      $10.583        40,525
                              2010       $10.583      $11.401        36,003
 LSA BALANCED
                              2002       $10.000      $ 8.657         3,951
                              2003       $ 8.657      $11.010        16,465
                              2004       $11.010      $11.130             0
 MFS GROWTH - INITIAL CLASS
                              2001       $ 8.160      $ 5.340        16,794
                              2002       $ 5.340      $ 3.482        31,291
                              2003       $ 3.482      $ 4.463        74,519
                              2004       $ 4.463      $ 4.962        85,052
                              2005       $ 4.962      $ 5.332        89,088
                              2006       $ 5.332      $ 5.662        82,995
                              2007       $ 5.662      $ 6.751        73,949
                              2008       $ 6.751      $ 4.158        66,539
                              2009       $ 4.158      $ 5.633        56,633
                              2010       $ 5.633      $ 6.394        32,914
 MFS INVESTORS TRUST SERIES - INITIAL CLASS
                              2001       $ 9.850      $ 8.150         5,123
                              2002       $ 8.150      $ 6.339        18,699

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2003       $ 6.339      $ 7.620        55,726
                              2004       $ 7.620      $ 8.351        65,590
                              2005       $ 8.351      $ 8.820        64,222
                              2006       $ 8.820      $ 9.808        59,772
                              2007       $ 9.808      $10.647        58,510
                              2008       $10.647      $ 7.011        46,566
                              2009       $ 7.011      $ 8.756        44,374
                              2010       $ 8.756      $ 9.574        35,578
 MFS NEW DISCOVERY SERIES - INITIAL CLASS
                              2001       $ 8.970      $ 8.390        12,324
                              2002       $ 8.390      $ 5.643        43,891
                              2003       $ 5.643      $ 7.426       147,866
                              2004       $ 7.426      $ 7.785       192,944
                              2005       $ 7.785      $ 8.063       181,798
                              2006       $ 8.063      $ 8.984       156,029
                              2007       $ 8.984      $ 9.064       141,673
                              2008       $ 9.064      $ 5.411       112,631
                              2009       $ 5.411      $ 8.690        91,863
                              2010       $ 8.690      $11.660        83,104
 MFS RESEARCH SERIES - INITIAL CLASS
                              2001       $ 8.880      $ 6.880        12,325
                              2002       $ 6.880      $ 5.110        15,136
                              2003       $ 5.110      $ 6.271        19,420
                              2004       $ 6.271      $ 7.149        25,693
                              2005       $ 7.149      $ 7.585        25,394
                              2006       $ 7.585      $ 8.247        23,327
                              2007       $ 8.247      $ 9.187        22,353
                              2008       $ 9.187      $ 5.778        17,765
                              2009       $ 5.778      $ 7.424        15,366
                              2010       $ 7.424      $ 8.467        14,626
 MFS TOTAL RETURN SERIES - INITIAL CLASS
                              2001       $11.210      $11.060        10,121
                              2002       $11.060      $10.324        54,314
                              2003       $10.324      $11.819       131,451
                              2004       $11.819      $12.948       165,044
                              2005       $12.948      $13.102       172,152
                              2006       $13.102      $14.429       161,904
                              2007       $14.429      $14.797       149,873
                              2008       $14.797      $11.339       116,466
                              2009       $11.339      $13.171        98,547
                              2010       $13.171      $14.249        77,741
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2002       $10.000      $ 7.829         5,536
                              2003       $ 7.829      $11.113        61,048
                              2004       $11.113      $13.035       121,027
                              2005       $13.035      $14.075       122,591

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $14.075      $15.882       122,184
                              2007       $15.882      $15.411       120,551
                              2008       $15.411      $ 9.402       111,211
                              2009       $ 9.402      $12.666       105,154
                              2010       $12.666      $15.339        92,217
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2002       $10.000      $10.540           432
                              2003       $10.540      $10.607        23,673
                              2004       $10.607      $11.019        41,099
                              2005       $11.019      $11.403        50,261
                              2006       $11.403      $11.468        50,205
                              2007       $11.468      $11.695        52,838
                              2008       $11.695      $11.235        47,103
                              2009       $11.235      $12.785        45,791
                              2010       $12.785      $13.652        48,881
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2002       $10.000      $10.532        47,297
                              2003       $10.532      $10.887       186,545
                              2004       $10.887      $11.238       258,505
                              2005       $11.238      $11.330       280,196
                              2006       $11.330      $11.580       240,487
                              2007       $11.580      $12.395       226,182
                              2008       $12.395      $12.786       225,199
                              2009       $12.786      $14.353       215,499
                              2010       $14.353      $15.272       179,210
 PREMIER VIT NACM SMALL CAP PORTFOLIO CLASS 1
                              2002       $10.000      $ 7.183         9,769
                              2003       $ 7.183      $10.084        63,063
                              2004       $10.084      $11.699        99,363
                              2005       $11.699      $11.520       112,667
                              2006       $11.520      $14.069       103,224
                              2007       $14.069      $13.924        87,715
                              2008       $13.924      $ 7.997        79,340
                              2009       $ 7.997      $ 9.096        67,504
                              2010       $ 9.096      $10.543             0
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.787        30,117
                              2005       $10.787      $10.907        28,474
                              2006       $10.907      $11.893        25,749
                              2007       $11.893      $11.184        23,485
                              2008       $11.184      $ 7.575        22,326
                              2009       $ 7.575      $ 7.303             0
 PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IBFORMERLY, PUTNAM VT
   INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $ 8.179         7,378

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2003       $ 8.179      $11.096        23,617
                              2004       $11.096      $13.211        30,902
                              2005       $13.211      $14.835        41,702
                              2006       $14.835      $18.575        46,209
                              2007       $18.575      $19.560        43,136
                              2008       $19.560      $10.390        36,339
                              2009       $10.390      $12.903        34,403
                              2010       $12.903      $13.603        19,618
 RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                              2001       $ 9.640      $ 8.980         1,485
                              2002       $ 8.980      $ 6.905         5,973
                              2003       $ 6.905      $ 8.049        18,855
                              2004       $ 8.049      $ 8.456        37,606
                              2005       $ 8.456      $ 8.247        40,719
                              2006       $ 8.247      $ 8.995        34,863
                              2007       $ 8.995      $10.204        33,316
                              2008       $10.204      $ 5.957        31,594
                              2009       $ 5.957      $ 6.057             0
 RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                              2001       $11.710      $11.390         2,903
                              2002       $11.390      $ 9.309        11,216
                              2003       $ 9.309      $11.279        22,970
                              2004       $11.279      $12.798        31,724
                              2005       $12.798      $13.068        34,371
                              2006       $13.068      $15.750        36,209
                              2007       $15.750      $16.049        30,440
                              2008       $16.049      $10.616        29,432
                              2009       $10.616      $10.034             0
 STRONG MID CAP GROWTH II - INVESTOR CLASS
                              2001       $ 8.060      $ 5.490        22,284
                              2002       $ 5.490      $ 3.375        31,866
                              2003       $ 3.375      $ 4.458        70,951
                              2004       $ 4.458      $ 5.227        89,140
 STRONG OPPORTUNITY II - INVESTOR CLASS
                              2001       $10.160      $ 9.630        18,558
                              2002       $ 9.630      $ 6.934        52,462
                              2003       $ 6.934      $ 9.349       123,176
                              2004       $ 9.349      $10.877       304,108
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - I
                              2001       $11.530      $11.510         4,183
                              2002       $11.510      $ 9.844        33,112
                              2003       $ 9.844      $12.158       122,082
                              2004       $12.158      $13.750       188,012
                              2005       $13.750      $14.063       204,939
                              2006       $14.063      $16.466       205,303

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $16.466      $16.732       188,166
                              2008       $16.732      $10.520       166,494
                              2009       $10.520      $13.004       151,442
                              2010       $13.004      $14.720       113,338
 T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - I
                              2001       $ 8.560      $ 6.550         9,777
                              2002       $ 6.550      $ 5.265        23,914
                              2003       $ 5.265      $ 6.764        69,162
                              2004       $ 6.764      $ 7.573       100,922
                              2005       $ 7.573      $ 8.648       104,044
                              2006       $ 8.648      $10.136       103,540
                              2007       $10.136      $11.275       103,454
                              2008       $11.275      $ 5.692        93,739
                              2009       $ 5.692      $ 8.536        91,365
                              2010       $ 8.536      $ 9.615        77,825
 T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - I
                              2001       $10.070      $ 9.820         8,232
                              2002       $ 9.820      $ 7.607        63,417
                              2003       $ 7.607      $10.360       180,208
                              2004       $10.360      $12.066       230,191
                              2005       $12.066      $13.625       219,361
                              2006       $13.625      $14.299       173,748
                              2007       $14.299      $16.536       155,934
                              2008       $16.536      $ 9.803       128,599
                              2009       $ 9.803      $14.051       111,747
                              2010       $14.051      $17.717        86,867
 T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO - I
                              2001       $ 9.010      $ 7.820         1,426
                              2002       $ 7.820      $ 5.517         6,173
                              2003       $ 5.517      $ 7.335        33,483
                              2004       $ 7.335      $ 8.004        45,690
                              2005       $ 8.004      $ 8.230        43,823
                              2006       $ 8.230      $ 8.694        54,252
                              2007       $ 8.694      $ 9.734        42,214
                              2008       $ 9.734      $ 5.916        38,467
                              2009       $ 5.916      $ 8.719        36,945
                              2010       $ 8.719      $10.267        34,340
 WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                              2005       $10.000      $11.452        43,558
                              2006       $11.452      $12.921        43,284
                              2007       $12.921      $15.553        51,988
                              2008       $15.553      $ 8.516        41,207
                              2009       $ 8.516      $11.759        37,262
                              2010       $11.759      $15.686        30,914
 WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $10.000      $11.012       313,016
                              2006       $11.012      $12.162       146,162
                              2007       $12.162      $12.761       114,322
                              2008       $12.761      $ 7.523        92,841
                              2009       $ 7.523      $10.938        76,236
                              2010       $10.938      $13.321        57,765



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

                    LBL CONSULTANT I VARIABLE ANNUITY - SAI

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

           BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER

                          MORTALITY & EXPENSE = 1.55



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS I-2
                              2001       $16.560      $13.700       210,378
                              2002       $13.700      $ 8.903       182,057
                              2003       $ 8.903      $11.799       159,353
                              2004       $11.799      $12.556       128,384
                              2005       $12.556      $14.136        95,282
                              2006       $14.136      $16.584        92,279
                              2007       $16.584      $21.781        89,223
                              2008       $21.781      $11.754        58,388
                              2009       $11.754      $17.470        49,662
                              2010       $17.470      $19.595        45,536
 ALGER INCOME & GROWTH PORTFOLIO - CLASS I-2
                              2001       $15.620      $13.160       119,834
                              2002       $13.160      $ 8.921       112,137
                              2003       $ 8.921      $11.393       102,372
                              2004       $11.393      $12.086        91,984
                              2005       $12.086      $12.297        84,575
                              2006       $12.297      $13.223        67,698
                              2007       $13.223      $14.323        47,930
                              2008       $14.323      $ 8.528        44,599
                              2009       $ 8.528      $11.087        38,293
                              2010       $11.087      $12.244        30,125
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS I-2
                              2001       $13.130      $11.390       217,917
                              2002       $11.390      $ 7.507       193,199
                              2003       $ 7.507      $ 9.981       179,142
                              2004       $ 9.981      $10.357       166,189
                              2005       $10.357      $11.414       175,850
                              2006       $11.414      $11.806       111,556
                              2007       $11.806      $13.928        95,131
                              2008       $13.928      $ 7.377        80,624

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 7.377      $10.708        56,039
                              2010       $10.708      $11.942        43,812
 ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
                              2001       $16.130      $14.830       103,777
                              2002       $14.830      $10.276        87,644
                              2003       $10.276      $14.939       100,187
                              2004       $14.939      $16.611        81,249
                              2005       $16.611      $17.945        91,770
                              2006       $17.945      $19.442        66,003
                              2007       $19.442      $25.158        66,280
                              2008       $25.158      $10.305        48,591
                              2009       $10.305      $15.377        42,550
                              2010       $15.377      $18.057        29,090
 ALGER SMALLCAP GROWTH PORTFOLIO - CLASS I-2
                              2001       $11.410      $ 7.910       188,770
                              2002       $ 7.910      $ 5.740       172,614
                              2003       $ 5.740      $ 8.037       210,051
                              2004       $ 8.037      $ 9.216       189,896
                              2005       $ 9.216      $10.596       170,444
                              2006       $10.596      $12.509       145,446
                              2007       $12.509      $14.425       126,505
                              2008       $14.425      $ 7.576       107,979
                              2009       $ 7.576      $10.844        96,926
                              2010       $10.844      $13.364        79,523
 DWS BALANCED VIP - CLASS A
                              2005       $10.000      $10.573        29,295
                              2006       $10.573      $11.466        25,775
                              2007       $11.466      $11.823        18,267
                              2008       $11.823      $ 8.451        12,234
                              2009       $ 8.451      $10.260         9,175
                              2010       $10.260      $11.226         5,156
 DWS BOND VIP - CLASS A
                              2001       $10.780      $11.210       113,145
                              2002       $11.210      $11.872        64,864
                              2003       $11.872      $12.269        53,968
                              2004       $12.269      $12.717        44,974
                              2005       $12.717      $12.835        37,816
                              2006       $12.835      $13.221        33,092
                              2007       $13.221      $13.547        21,984
                              2008       $13.547      $11.090        19,116
                              2009       $11.090      $12.007        21,632
                              2010       $12.007      $12.613        18,608
 DWS GLOBAL OPPORTUNITIES VIP - CLASS A
                              2001       $16.350      $12.130        49,746
                              2002       $12.130      $ 9.555        50,741

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2003       $ 9.555      $14.013        47,678
                              2004       $14.013      $17.001        40,986
                              2005       $17.001      $19.766        65,435
                              2006       $19.766      $23.736        66,487
                              2007       $23.736      $25.524        45,371
                              2008       $25.524      $12.561        33,097
                              2009       $12.561      $18.312        31,472
                              2010       $18.312      $22.811        23,877
 DWS GROWTH & INCOME VIP - CLASS A
                              2001       $10.560      $ 9.210        27,230
                              2002       $ 9.210      $ 6.964        31,220
                              2003       $ 6.964      $ 8.682        30,098
                              2004       $ 8.682      $ 9.408        25,929
                              2005       $ 9.408      $ 9.816        20,792
                              2006       $ 9.816      $10.971        18,025
                              2007       $10.971      $10.937        15,181
                              2008       $10.937      $ 6.636        15,929
                              2009       $ 6.636      $ 8.757         9,765
                              2010       $ 8.757      $ 9.854         5,852
 DWS INTERNATIONAL VIP - CLASS A
                              2001       $12.130      $ 8.250        52,239
                              2002       $ 8.250      $ 6.626        44,246
                              2003       $ 6.626      $ 8.326        38,821
                              2004       $ 8.326      $ 9.544        31,120
                              2005       $ 9.544      $10.906        38,956
                              2006       $10.906      $13.507        50,762
                              2007       $13.507      $15.223        38,115
                              2008       $15.223      $ 7.754        44,613
                              2009       $ 7.754      $10.184        26,122
                              2010       $10.184      $10.180        27,468
 FEDERATED CAPITAL INCOME FUND II
                              2001       $ 9.960      $ 8.450        28,263
                              2002       $ 8.450      $ 8.804        65,223
                              2003       $ 6.323      $ 7.505        19,781
                              2004       $ 7.505      $ 8.115        16,754
                              2005       $ 8.115      $ 8.484        15,116
                              2006       $ 8.484      $ 9.651        14,559
                              2007       $ 9.651      $ 9.876        27,091
                              2008       $ 9.876      $ 7.734        44,755
                              2009       $ 7.734      $ 9.759        39,743
                              2010       $ 9.759      $10.759        18,356
 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                              2001       $10.940      $11.520       215,701
                              2002       $11.520      $12.354       195,047
                              2003       $12.354      $12.439       155,786
                              2004       $12.439      $12.678        44,922

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $12.678      $12.724        47,296
                              2006       $12.724      $13.034        54,868
                              2007       $13.034      $13.625        53,132
                              2008       $13.625      $13.976        50,942
                              2009       $13.976      $14.463        44,521
                              2010       $14.463      $14.962        32,071
 FEDERATED HIGH INCOME BOND FUND II
                              2001       $ 8.850      $ 8.830        48,327
                              2002       $ 8.830      $ 6.323        19,397
                              2003       $ 8.804      $10.584        70,193
                              2004       $10.584      $11.500        71,574
                              2005       $11.500      $11.612        53,558
                              2006       $11.612      $12.657        51,464
                              2007       $12.657      $12.876        41,313
                              2008       $12.876      $ 9.373        34,847
                              2009       $ 9.373      $14.092        30,350
                              2010       $14.092      $15.903        23,939
 FIDELITY VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
                              2001       $11.140      $10.510        35,309
                              2002       $10.510      $ 9.435        33,512
                              2003       $ 9.435      $10.948        34,062
                              2004       $10.948      $11.358        36,895
                              2005       $11.358      $11.625        34,878
                              2006       $11.625      $12.272        27,020
                              2007       $12.272      $13.941        18,892
                              2008       $13.941      $ 9.775        16,518
                              2009       $ 9.775      $12.414        12,355
                              2010       $12.414      $13.953        14,863
 FIDELITY VIP CONTRAFUND PORTFOLIO - INITIAL CLASS
                              2001       $12.840      $11.090       197,969
                              2002       $11.090      $ 9.885       194,863
                              2003       $ 9.885      $12.491       191,129
                              2004       $12.491      $14.188       218,223
                              2005       $14.188      $16.321       228,406
                              2006       $16.321      $17.935       216,216
                              2007       $17.935      $20.744       178,076
                              2008       $20.744      $11.729       162,169
                              2009       $11.729      $15.657       148,720
                              2010       $15.657      $18.053       116,586
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
                              2001       $12.060      $11.280       232,958
                              2002       $11.280      $ 9.212       241,080
                              2003       $ 9.212      $11.810       181,350
                              2004       $11.810      $12.957       162,289
                              2005       $12.957      $13.493       142,923
                              2006       $13.493      $15.953       149,069

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $15.953      $15.930       154,507
                              2008       $15.930      $ 8.986       151,363
                              2009       $ 8.986      $11.508       116,340
                              2010       $11.508      $13.035        85,921
 FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
                              2001       $13.740      $11.130       205,086
                              2002       $11.130      $ 7.651       270,500
                              2003       $ 7.651      $ 9.998       180,441
                              2004       $ 9.998      $10.167       151,515
                              2005       $10.167      $10.581       143,650
                              2006       $10.581      $11.121       119,157
                              2007       $11.121      $13.887       120,377
                              2008       $13.887      $ 7.217       106,538
                              2009       $ 7.217      $ 9.107        80,794
                              2010       $ 9.107      $11.123        61,501
 FIDELITY VIP INDEX 500 PORTFOLIO - INITIAL CLASS
                              2001       $12.000      $10.370       556,856
                              2002       $10.370      $ 7.932       452,186
                              2003       $ 7.932      $10.019       372,133
                              2004       $10.019      $10.902       303,187
                              2005       $10.902      $11.241       255,105
                              2006       $11.241      $12.797       191,447
                              2007       $12.797      $13.271       156,996
                              2008       $13.271      $ 8.224       152,421
                              2009       $ 8.224      $10.242       122,488
                              2010       $10.242      $11.588        99,355
 FIDELITY VIP MONEY MARKET PORTFOLIO - INITIAL CLASS
                              2001       $10.960      $11.230       203,954
                              2002       $11.230      $11.237       249,876
                              2003       $11.237      $11.164       204,452
                              2004       $11.164      $11.114       181,129
                              2005       $11.114      $11.264       121,417
                              2006       $11.264      $11.622       118,163
                              2007       $11.622      $12.027        83,155
                              2008       $12.027      $12.188       132,466
                              2009       $12.188      $12.075       144,552
                              2010       $12.075      $11.906        88,035
 FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
                              2001       $11.700      $ 9.070        30,189
                              2002       $ 9.070      $ 7.114        29,690
                              2003       $ 7.114      $10.033        41,305
                              2004       $10.033      $11.215        44,382
                              2005       $11.215      $13.133        68,124
                              2006       $13.133      $15.254        72,261
                              2007       $15.254      $17.600        70,044
                              2008       $17.600      $ 9.728        64,824

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 9.728      $12.108        56,801
                              2010       $12.108      $13.472        43,392
 INVESCO V.I. BASIC VALUE FUND - SERIES I
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES I
                              2004       $10.000      $10.792        41,127
                              2005       $10.792      $11.225        45,141
                              2006       $11.225      $12.500        44,742
                              2007       $12.500      $12.484        19,691
                              2008       $12.484      $ 5.923         6,872
                              2009       $ 5.923      $ 8.622         6,090
                              2010       $ 8.622      $ 9.105         6,080
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2003       $ 8.141      $10.224        12,949
                              2004       $10.224      $11.477        17,744
                              2005       $11.477      $12.387        57,205
                              2006       $12.387      $14.131        44,045
                              2007       $14.131      $14.249        21,733
                              2008       $14.249      $ 9.501        17,025
                              2009       $ 9.501      $11.599        13,009
                              2010       $11.599      $12.800        10,473
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.125         8,293
                              2005       $11.125      $12.161         4,486
                              2006       $12.161      $12.552         5,838
                              2007       $12.552      $14.518         4,437
                              2008       $14.518      $ 7.592         4,331
                              2009       $ 7.592      $11.678         4,954
                              2010       $11.678      $14.619         8,000
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2004       $10.000      $11.302        28,827
                              2005       $11.302      $12.486        64,891
                              2006       $12.486      $14.824        57,894
                              2007       $14.824      $15.724        42,479
                              2008       $15.724      $ 9.081        35,933
                              2009       $ 9.081      $12.434        29,046
                              2010       $12.434      $14.951        25,447
 JANUS ASPEN ENTERPRISE PORTFOLIO - INSTITUTIONAL SHARES
                              2001       $18.220      $10.850       323,876
                              2002       $10.850      $ 7.691       301,246
                              2003       $ 7.691      $10.220       254,798
                              2004       $10.220      $12.139       227,769

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $12.139      $13.410       211,365
                              2006       $13.410      $14.987       188,828
                              2007       $14.987      $17.989       162,720
                              2008       $17.989      $ 9.958       150,992
                              2009       $ 9.958      $14.186       120,982
                              2010       $14.186      $17.561        93,725
 JANUS ASPEN JANUS PORTFOLIO - INTERNATIONAL SHARES
                              2001       $14.090      $10.430       537,228
                              2002       $10.430      $ 7.541       459,298
                              2003       $ 7.541      $ 9.772       349,028
                              2004       $ 9.772      $10.046       274,531
                              2005       $10.046      $10.306       233,900
                              2006       $10.306      $11.291       225,097
                              2007       $11.291      $12.781       198,425
                              2008       $12.781      $ 7.578       183,863
                              2009       $ 7.578      $10.164       146,392
                              2010       $10.164      $11.449        96,870
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 7.297        11,179
                              2009       $ 7.297      $12.854         9,753
                              2010       $12.854      $15.807         4,668
 JANUS ASPEN SERIES BALANCED PORTFOLIO - INSTITUTIONAL SHARES
                              2001       $13.990      $13.110       201,771
                              2002       $13.110      $12.067       171,783
                              2003       $12.067      $13.538       148,368
                              2004       $13.538      $14.452       126,529
                              2005       $14.452      $15.346       119,871
                              2006       $15.346      $16.714        97,813
                              2007       $16.714      $18.171        70,729
                              2008       $18.171      $15.042        65,192
                              2009       $15.042      $18.626        61,456
                              2010       $18.626      $19.858        45,878
 JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL SHARES
                              2001       $10.690      $11.330       114,184
                              2002       $11.330      $12.313        70,265
                              2003       $12.313      $12.886        52,369
                              2004       $12.886      $13.178        50,191
                              2005       $13.178      $13.223        37,935
                              2006       $13.223      $13.555        21,678
                              2007       $13.555      $14.271        16,363
                              2008       $14.271      $14.883         8,618
                              2009       $14.883      $16.574        10,619
                              2010       $16.574      $17.603        19,116
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2002       $10.000      $ 7.742         5,719

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2003       $ 7.742      $10.157         3,201
                              2004       $10.157      $11.812        19,692
                              2005       $11.812      $12.344        38,191
                              2006       $12.344      $14.335        32,393
                              2007       $14.335      $16.673        24,098
                              2008       $16.673      $15.677             0
 JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES
                              2001       $14.310      $10.920       554,236
                              2002       $10.920      $ 8.002       478,457
                              2003       $ 8.002      $ 9.759       373,428
                              2004       $ 9.759      $10.058       288,675
                              2005       $10.058      $10.474       214,883
                              2006       $10.474      $12.179       191,886
                              2007       $12.179      $13.132       161,995
                              2008       $13.132      $ 7.148       144,806
                              2009       $ 7.148      $ 9.681       150,206
                              2010       $ 9.681      $11.031        93,018
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2004       $10.000      $10.924        10,304
                              2005       $10.924      $11.448         7,070
                              2006       $11.448      $13.317         7,115
                              2007       $13.317      $13.609         7,536
                              2008       $13.609      $ 8.618         7,278
                              2009       $ 8.618      $10.554         8,361
                              2010       $10.554      $11.363         8,281
 LSA BALANCED
                              2002       $10.000      $ 8.538             0
                              2003       $ 8.654      $11.001         3,035
                              2004       $11.001      $11.118             0
 MFS GROWTH - INITIAL CLASS
                              2001       $16.130      $10.550       206,482
                              2002       $10.550      $ 6.873       176,564
                              2003       $ 6.873      $ 8.804       198,037
                              2004       $ 8.804      $ 9.782       182,144
                              2005       $ 9.782      $10.507       162,625
                              2006       $10.507      $11.151       142,406
                              2007       $11.151      $13.290       124,607
                              2008       $13.290      $ 8.181       128,035
                              2009       $ 8.181      $11.079        99,583
                              2010       $11.079      $12.569        82,911
 MFS INVESTORS TRUST SERIES - INITIAL CLASS
                              2001       $11.520      $ 9.530        91,075
                              2002       $ 9.530      $ 7.405        81,205
                              2003       $ 7.405      $ 8.898        70,704

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $ 8.898      $ 9.746        56,446
                              2005       $ 9.746      $10.288        44,683
                              2006       $10.288      $11.435        32,985
                              2007       $11.435      $12.406        23,985
                              2008       $12.406      $ 8.166        38,545
                              2009       $ 8.166      $10.193        41,939
                              2010       $10.193      $11.139        13,453
 MFS NEW DISCOVERY SERIES - INITIAL CLASS
                              2001       $18.640      $17.410        84,600
                              2002       $17.410      $11.711        52,099
                              2003       $11.711      $15.403        54,179
                              2004       $15.403      $16.139        50,201
                              2005       $16.139      $16.708        37,200
                              2006       $16.708      $18.608        30,089
                              2007       $18.608      $18.762        23,453
                              2008       $18.762      $11.196        19,314
                              2009       $11.196      $17.972        21,982
                              2010       $17.972      $24.102        19,201
 MFS RESEARCH SERIES - INITIAL CLASS
                              2001       $12.630      $ 9.780        90,279
                              2002       $ 9.780      $ 7.261        83,352
                              2003       $ 7.261      $ 8.907        67,615
                              2004       $ 8.907      $10.150        66,633
                              2005       $10.150      $10.763        52,736
                              2006       $10.763      $11.696        51,083
                              2007       $11.696      $13.023        40,872
                              2008       $13.023      $ 8.187        34,029
                              2009       $ 8.187      $10.513        29,754
                              2010       $10.513      $11.985        23,503
 MFS TOTAL RETURN SERIES - INITIAL CLASS
                              2001       $12.260      $12.090        60,314
                              2002       $12.090      $11.274        60,672
                              2003       $11.274      $12.900        75,780
                              2004       $12.900      $14.125       106,104
                              2005       $14.125      $14.287       100,419
                              2006       $14.287      $15.725        85,293
                              2007       $15.725      $16.118        75,459
                              2008       $16.118      $12.345        57,445
                              2009       $12.345      $14.333        38,749
                              2010       $14.333      $15.498        23,058
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2002       $10.000      $ 7.826        17,945
                              2003       $ 7.826      $11.104        21,627
                              2004       $11.104      $13.017       123,438
                              2005       $13.017      $14.049        86,936
                              2006       $14.049      $15.845        76,214

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $15.845      $15.368        49,327
                              2008       $15.368      $ 9.371        37,185
                              2009       $ 9.371      $12.618        33,049
                              2010       $12.618      $15.273        31,169
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2002       $10.000      $10.537         1,681
                              2003       $10.537      $10.598        11,601
                              2004       $10.598      $11.004         5,691
                              2005       $11.004      $11.382        10,029
                              2006       $11.382      $11.441         8,686
                              2007       $11.441      $11.662         8,154
                              2008       $11.662      $11.198        14,918
                              2009       $11.198      $12.736        15,179
                              2010       $12.736      $13.593        12,805
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2002       $10.000      $10.529       121,362
                              2003       $10.529      $10.878       133,199
                              2004       $10.878      $11.223        79,473
                              2005       $11.223      $11.309        38,426
                              2006       $11.309      $11.553        34,681
                              2007       $11.553      $12.360        42,079
                              2008       $12.360      $12.743        57,039
                              2009       $12.743      $14.299        49,223
                              2010       $14.299      $15.206        58,258
 PREMIER VIT NACM SMALL CAP PORTFOLIO CLASS 1
                              2002       $10.000      $ 7.181         6,099
                              2003       $ 7.181      $10.076        17,992
                              2004       $10.076      $11.683        22,600
                              2005       $11.683      $11.499        20,151
                              2006       $11.499      $14.036        42,325
                              2007       $14.036      $13.884        33,613
                              2008       $13.884      $ 7.971        24,104
                              2009       $ 7.971      $ 9.062        25,127
                              2010       $ 9.062      $10.501             0
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.783        13,967
                              2005       $10.783      $10.897        14,469
                              2006       $10.897      $11.877        11,774
                              2007       $11.877      $11.163        11,147
                              2008       $11.163      $ 7.557        10,139
                              2009       $ 7.557      $ 7.284             0
 PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
 FORMERLY, PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $ 8.176         4,151
                              2003       $ 8.176      $11.087         4,977

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $11.087      $13.193         8,707
                              2005       $13.193      $14.808        28,083
                              2006       $14.808      $18.532        40,781
                              2007       $18.532      $19.505        48,592
                              2008       $19.505      $10.356        26,933
                              2009       $10.356      $12.854        24,565
                              2010       $12.854      $13.544        20,898
 RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                              2001       $10.191      $ 9.487             0
                              2002       $ 9.487      $ 7.289             0
                              2003       $ 7.289      $ 8.493         3,151
                              2004       $ 8.493      $ 8.918         3,322
                              2005       $ 8.918      $ 8.694         2,890
                              2006       $ 8.694      $ 9.478         3,448
                              2007       $ 9.478      $10.746         2,610
                              2008       $10.746      $ 6.270           907
                              2009       $ 6.270      $ 6.374             0
 RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                              2001       $ 9.360      $ 9.100        68,339
                              2002       $ 9.100      $ 7.430        50,097
                              2003       $ 7.430      $ 8.999        45,222
                              2004       $ 8.999      $10.205       112,653
                              2005       $10.205      $10.415        51,057
                              2006       $10.415      $12.546        66,319
                              2007       $12.546      $12.779        39,610
                              2008       $12.779      $ 8.448        37,456
                              2009       $ 8.448      $ 7.984             0
 STRONG MID CAP GROWTH II - INVESTOR CLASS
                              2001       $17.830      $12.140        73,167
                              2002       $12.140      $ 7.458        57,719
                              2003       $ 7.458      $ 9.846        56,608
                              2004       $ 9.846      $11.541        85,988
 STRONG OPPORTUNITY II - INVESTOR CLASS
                              2001       $15.190      $14.390        78,577
                              2002       $14.390      $10.358        79,126
                              2003       $10.358      $13.959        71,705
                              2004       $13.959      $16.233        69,356
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - I
                              2001       $12.220      $12.190       156,026
                              2002       $12.190      $10.418       110,443
                              2003       $10.418      $12.861       127,776
                              2004       $12.861      $14.538       184,824
                              2005       $14.538      $14.861       200,541
                              2006       $14.861      $17.392       173,699
                              2007       $17.392      $17.664       126,613

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $17.664      $11.101       109,360
                              2009       $11.101      $13.714        98,159
                              2010       $13.714      $15.516        76,001
 T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - I
                              2001       $11.410      $ 8.730        25,668
                              2002       $ 8.730      $ 7.014        32,251
                              2003       $ 7.014      $ 9.005        25,759
                              2004       $ 9.005      $10.077        37,821
                              2005       $10.077      $11.503        69,893
                              2006       $11.503      $13.475        49,210
                              2007       $13.475      $14.981        45,099
                              2008       $14.981      $ 7.559        35,713
                              2009       $ 7.559      $11.330        31,719
                              2010       $11.330      $12.756        34,010
 T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - I
                              2001       $14.770      $14.390        50,183
                              2002       $14.390      $11.148        57,545
                              2003       $11.148      $15.175        81,247
                              2004       $15.175      $17.665        82,382
                              2005       $17.665      $19.938        76,554
                              2006       $19.938      $20.914        59,413
                              2007       $20.914      $24.173        44,406
                              2008       $24.173      $14.324        36,320
                              2009       $14.324      $20.521        28,109
                              2010       $20.521      $25.861        17,132
 T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO - I
                              2001       $10.950      $ 9.490        17,653
                              2002       $ 9.490      $ 6.695        93,505
                              2003       $ 6.695      $ 8.897        26,691
                              2004       $ 8.897      $ 9.704        25,316
                              2005       $ 9.704      $ 9.973        33,827
                              2006       $ 9.973      $10.529        24,000
                              2007       $10.529      $11.783        17,147
                              2008       $11.783      $ 7.157        19,068
                              2009       $ 7.157      $10.544        11,187
                              2010       $10.544      $12.410         8,017
 WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                              2005       $10.000      $11.450        34,812
                              2006       $11.450      $12.910        31,311
                              2007       $12.910      $15.532        34,372
                              2008       $15.532      $ 8.501        33,494
                              2009       $ 8.501      $11.731        22,334
                              2010       $11.731      $15.641        19,076
 WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
                              2005       $10.000      $11.010        75,585

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.010      $12.151        66,503
                              2007       $12.151      $12.744        66,117
                              2008       $12.744      $ 7.509        58,329
                              2009       $ 7.509      $10.912        54,895
                              2010       $10.912      $13.283        49,116



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                 --------------------------------
                     LINCOLN BENEFIT LIFE
                     VARIABLE ANNUITY
                     ACCOUNT
                     Financial Statements as of December 31,
                     2010 and for the periods ended
                     December 31, 2010 and 2009, and Report
                     of Independent Registered Public
                     Accounting Firm


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Accounts") as of December 31, 2010, the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Accounts' fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2010, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 22, 2011

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            THE ALGER    THE ALGER   THE ALGER   THE ALGER   THE ALGER   THE ALGER
                           PORTFOLIOS   PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS   PORTFOLIOS
                           (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                           SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                          ------------- ----------- ----------- ----------- ----------- ------------
                                           ALGER                                           ALGER
                          ALGER CAPITAL  GROWTH &      ALGER     ALGER MID  ALGER SMALL   CAPITAL
                          APPRECIATION    INCOME     LARGE CAP  CAP GROWTH  CAP GROWTH  APPRECIATION
                           (CLASS I-2)  (CLASS I-2) (CLASS I-2) (CLASS I-2) (CLASS I-2)  (CLASS S)
                          ------------- ----------- ----------- ----------- ----------- ------------
ASSETS
Investments at fair
  value..................  $13,529,149  $5,807,498  $7,589,658  $15,723,117 $11,833,331  $3,998,565
                           -----------  ----------  ----------  ----------- -----------  ----------
   Total assets..........  $13,529,149  $5,807,498  $7,589,658  $15,723,117 $11,833,331  $3,998,565
                           ===========  ==========  ==========  =========== ===========  ==========
NET ASSETS
Accumulation units.......  $13,497,367  $5,748,701  $7,571,239  $15,716,293 $11,822,776  $3,998,565
Contracts in payout
  (annuitization) period.       31,782      58,797      18,419        6,824      10,555          --
                           -----------  ----------  ----------  ----------- -----------  ----------
   Total net assets......  $13,529,149  $5,807,498  $7,589,658  $15,723,117 $11,833,331  $3,998,565
                           ===========  ==========  ==========  =========== ===========  ==========
FUND SHARE
  INFORMATION
Number of shares.........      259,378     566,585     173,756    1,233,186     369,215      78,342
                           ===========  ==========  ==========  =========== ===========  ==========
Cost of investments......  $ 9,771,094  $5,853,143  $6,993,635  $20,968,187 $ 8,633,267  $3,296,606
                           ===========  ==========  ==========  =========== ===========  ==========
ACCUMULATION
  UNIT VALUE
   Lowest................  $      8.95  $     7.17  $     7.31  $     10.41 $      8.33  $    14.52
                           ===========  ==========  ==========  =========== ===========  ==========
   Highest...............  $     22.99  $    13.80  $    14.12  $     19.56 $     14.04  $    15.97
                           ===========  ==========  ==========  =========== ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                              DWS         DWS
                                          INVESTMENT  INVESTMENT
                   THE ALGER   THE ALGER   VARIABLE    VARIABLE
                  PORTFOLIOS  PORTFOLIOS   INSURANCE   INSURANCE         DWS               DWS
                   (CLASS S)   (CLASS S)  TRUST FUNDS TRUST FUNDS VARIABLE SERIES I VARIABLE SERIES I
                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                  ----------- ----------- ----------- ----------- ----------------- -----------------
                     ALGER       ALGER                                                     DWS
                   LARGE CAP    MID CAP       DWS         DWS                            GLOBAL
                    GROWTH      GROWTH    EQUITY 500   SMALL CAP         DWS          OPPORTUNITIES
                   (CLASS S)   (CLASS S)  INDEX VIP B INDEX VIP B    BOND VIP A           VIP A
                  ----------- ----------- ----------- ----------- ----------------- -----------------
ASSETS
Investments at
  fair value..... $8,369,989  $ 8,393,045 $2,460,855   $739,317      $6,643,762        $7,824,575
                  ----------  ----------- ----------   --------      ----------        ----------
   Total assets.. $8,369,989  $ 8,393,045 $2,460,855   $739,317      $6,643,762        $7,824,575
                  ==========  =========== ==========   ========      ==========        ==========
NET ASSETS
Accumulation
  units.......... $8,368,153  $ 8,393,045 $2,460,855   $739,317      $6,637,168        $7,819,571
Contracts in
  payout
  (annuitization)
  period.........      1,836           --         --         --           6,594             5,004
                  ----------  ----------- ----------   --------      ----------        ----------
   Total net
     assets...... $8,369,989  $ 8,393,045 $2,460,855   $739,317      $6,643,762        $7,824,575
                  ==========  =========== ==========   ========      ==========        ==========
FUND SHARE
  INFORMATION
Number of
  shares.........    194,109      680,149    186,853     59,622       1,173,810           547,939
                  ==========  =========== ==========   ========      ==========        ==========
Cost of
  investments.... $6,680,041  $10,714,365 $2,135,684   $719,174      $7,615,388        $7,137,020
                  ==========  =========== ==========   ========      ==========        ==========
ACCUMULATION
  UNIT VALUE
   Lowest........ $    10.60  $     10.51 $    13.05   $  17.35      $    12.23        $    12.53
                  ==========  =========== ==========   ========      ==========        ==========
   Highest....... $    14.81  $     11.56 $    13.89   $  18.47      $    15.82        $    23.97
                  ==========  =========== ==========   ========      ==========        ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               DWS           DWS          DWS      FEDERATED    FEDERATED    FEDERATED
                             VARIABLE     VARIABLE     VARIABLE    INSURANCE    INSURANCE    INSURANCE
                             SERIES I     SERIES I     SERIES II    SERIES       SERIES        SERIES
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------ ------------- ----------- ----------- ------------- ------------
                                                                   FEDERATED    FEDERATED
                               DWS           DWS          DWS       CAPITAL   FUND FOR U.S.  FEDERATED
                            GROWTH AND  INTERNATIONAL  BALANCED     INCOME     GOVERNMENT   HIGH INCOME
                           INCOME VIP A     VIP A      VIP A II     FUND II   SECURITIES II BOND FUND II
                           ------------ ------------- ----------- ----------- ------------- ------------
ASSETS
Investments at fair value.  $1,396,999   $2,549,503   $4,872,864  $3,722,040   $18,676,685  $15,031,715
                            ----------   ----------   ----------  ----------   -----------  -----------
   Total assets...........  $1,396,999   $2,549,503   $4,872,864  $3,722,040   $18,676,685  $15,031,715
                            ==========   ==========   ==========  ==========   ===========  ===========
NET ASSETS
Accumulation units........  $1,396,999   $2,545,675   $4,789,070  $3,657,618   $18,512,127  $14,993,230
Contracts in payout
  (annuitization) period..          --        3,828       83,794      64,422       164,558       38,485
                            ----------   ----------   ----------  ----------   -----------  -----------
   Total net assets.......  $1,396,999   $2,549,503   $4,872,864  $3,722,040   $18,676,685  $15,031,715
                            ==========   ==========   ==========  ==========   ===========  ===========
FUND SHARE
  INFORMATION
Number of shares..........     184,788      310,159      220,193     406,780     1,624,060    2,138,224
                            ==========   ==========   ==========  ==========   ===========  ===========
Cost of investments.......  $1,379,749   $3,163,823   $4,634,528  $3,702,610   $18,450,738  $14,720,609
                            ==========   ==========   ==========  ==========   ===========  ===========
ACCUMULATION
  UNIT VALUE
   Lowest.................  $     8.82   $     7.20   $    11.13  $     9.72   $     14.29  $     15.90
                            ==========   ==========   ==========  ==========   ===========  ===========
   Highest................  $    10.35   $    10.70   $    11.48  $    17.91   $     18.97  $     24.10
                            ==========   ==========   ==========  ==========   ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                       FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                       INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                     ------------- ------------- ------------- ------------- ------------- -------------
                       VIP ASSET        VIP           VIP           VIP                      VIP MONEY
                        MANAGER     CONTRAFUND   EQUITY-INCOME    GROWTH     VIP INDEX 500    MARKET
                     ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair
  value.............  $7,635,076    $47,793,819   $22,815,689   $18,843,980   $28,501,771   $32,419,071
                      ----------    -----------   -----------   -----------   -----------   -----------
   Total assets.....  $7,635,076    $47,793,819   $22,815,689   $18,843,980   $28,501,771   $32,419,071
                      ==========    ===========   ===========   ===========   ===========   ===========
NET ASSETS
Accumulation units..  $7,625,935    $47,744,065   $22,750,409   $18,803,881   $28,476,955   $32,382,319
Contracts in payout
  (annuitization)
  period............       9,141         49,754        65,280        40,099        24,816        36,752
                      ----------    -----------   -----------   -----------   -----------   -----------
   Total net assets.  $7,635,076    $47,793,819   $22,815,689   $18,843,980   $28,501,771   $32,419,071
                      ==========    ===========   ===========   ===========   ===========   ===========
FUND SHARE
  INFORMATION
Number of shares....     525,108      2,001,416     1,199,563       508,061       215,286    32,419,071
                      ==========    ===========   ===========   ===========   ===========   ===========
Cost of investments.  $7,611,737    $49,384,298   $26,512,476   $18,091,355   $27,480,328   $32,419,071
                      ==========    ===========   ===========   ===========   ===========   ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........  $    11.83    $     12.98   $     11.75   $      6.69   $      8.60   $     10.95
                      ==========    ===========   ===========   ===========   ===========   ===========
   Highest..........  $    21.32    $     28.43   $     26.66   $     24.29   $     12.65   $     14.59
                      ==========    ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                    FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                    FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                    VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                    INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                  PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                  ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                    VIP ASSET                              VIP
                       VIP           MANAGER       VIP CONTRAFUND     EQUITY-INCOME      VIP GROWTH       VIP INDEX 500
                    OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                  ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at
  fair value.....  $12,482,082     $4,572,283        $27,155,594       $22,366,734       $11,956,939       $28,990,285
                   -----------     ----------        -----------       -----------       -----------       -----------
   Total assets..  $12,482,082     $4,572,283        $27,155,594       $22,366,734       $11,956,939       $28,990,285
                   ===========     ==========        ===========       ===========       ===========       ===========
NET ASSETS
Accumulation
  units..........  $12,466,364     $4,572,283        $27,155,594       $22,348,141       $11,956,939       $28,976,324
Contracts in
  payout
  (annuitization)
  period.........       15,718             --                 --            18,593                --            13,961
                   -----------     ----------        -----------       -----------       -----------       -----------
   Total net
     assets......  $12,482,082     $4,572,283        $27,155,594       $22,366,734       $11,956,939       $28,990,285
                   ===========     ==========        ===========       ===========       ===========       ===========
FUND SHARE
  INFORMATION
Number of
  shares.........      744,310        319,740          1,156,049         1,192,892           325,625           220,777
                   ===========     ==========        ===========       ===========       ===========       ===========
Cost of
  investments....  $13,251,965     $4,442,454        $30,998,082       $25,953,685       $10,255,336       $28,631,467
                   ===========     ==========        ===========       ===========       ===========       ===========
ACCUMULATION
  UNIT VALUE
   Lowest........  $      9.58     $    11.44        $     13.21       $      9.94       $      9.78       $     10.33
                   ===========     ==========        ===========       ===========       ===========       ===========
   Highest.......  $     18.96     $    12.58        $     14.53       $     11.18       $     13.90       $     11.37
                   ===========     ==========        ===========       ===========       ===========       ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                         FIDELITY          FIDELITY          FIDELITY
                         VARIABLE          VARIABLE          VARIABLE
                         INSURANCE         INSURANCE         INSURANCE      GOLDMAN SACHS   GOLDMAN SACHS     INVESCO
                       PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND      VARIABLE        VARIABLE      INVESTMENT
                     (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) INSURANCE TRUST INSURANCE TRUST   SERVICES
                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                     ----------------- ----------------- ----------------- --------------- --------------- -------------
                                                                                                 VIT
                      VIP INVESTMENT       VIP MONEY                        VIT STRATEGIC    STRUCTURED
                        GRADE BOND          MARKET         VIP OVERSEAS     INTERNATIONAL     SMALL CAP    INVESCO V. I.
                     (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)     EQUITY          EQUITY       BASIC VALUE
                     ----------------- ----------------- ----------------- --------------- --------------- -------------
ASSETS
Investments at fair
  value.............    $38,589,521       $38,156,299       $24,370,875      $1,865,892      $1,758,487     $ 9,554,495
                        -----------       -----------       -----------      ----------      ----------     -----------
   Total assets.....    $38,589,521       $38,156,299       $24,370,875      $1,865,892      $1,758,487     $ 9,554,495
                        ===========       ===========       ===========      ==========      ==========     ===========
NET ASSETS
Accumulation
  units.............    $38,523,122       $38,156,299       $24,370,875      $1,859,640      $1,720,895     $ 9,553,320
Contracts in payout
  (annuitization)
  period............         66,399                --                --           6,252          37,592           1,175
                        -----------       -----------       -----------      ----------      ----------     -----------
   Total net
     assets.........    $38,589,521       $38,156,299       $24,370,875      $1,865,892      $1,758,487     $ 9,554,495
                        ===========       ===========       ===========      ==========      ==========     ===========
FUND SHARE
  INFORMATION
Number of shares....      3,062,660        38,156,299         1,466,358         211,552         153,983       1,497,570
                        ===========       ===========       ===========      ==========      ==========     ===========
Cost of
  investments.......    $37,976,076       $38,156,299       $26,604,341      $2,063,915      $1,704,116     $12,272,187
                        ===========       ===========       ===========      ==========      ==========     ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........    $     11.33       $      9.74       $     11.97      $    10.04      $    17.11     $      8.79
                        ===========       ===========       ===========      ==========      ==========     ===========
   Highest..........    $     14.31       $     10.71       $     14.63      $    10.26      $    17.50     $      9.35
                        ===========       ===========       ===========      ==========      ==========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                   INVESCO        INVESCO        INVESCO
                     INVESCO        INVESCO         INVESCO      INVESTMENT     INVESTMENT     INVESTMENT
                   INVESTMENT     INVESTMENT      INVESTMENT      SERVICES       SERVICES       SERVICES
                    SERVICES       SERVICES        SERVICES       SERIES II      SERIES II      SERIES II
                   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                  ------------- --------------- --------------- ------------- --------------- -------------
                                                    INVESCO
                  INVESCO V. I.     INVESCO     VAN KAMPEN V.I. INVESCO V. I.  INVESCO V. I.  INVESCO V. I.
                     CAPITAL    VAN KAMPEN V.I.  U.S. MID CAP       BASIC         CAPITAL         CORE
                  APPRECIATIOM    HIGH YIELD         VALUE        VALUE II    APPRECIATION II   EQUITY II
                  ------------- --------------- --------------- ------------- --------------- -------------
ASSETS
Investments at
  fair value.....   $519,755      $3,288,464      $21,826,873    $6,238,099     $1,688,438     $4,933,372
                    --------      ----------      -----------    ----------     ----------     ----------
   Total assets..   $519,755      $3,288,464      $21,826,873    $6,238,099     $1,688,438     $4,933,372
                    ========      ==========      ===========    ==========     ==========     ==========
NET ASSETS
Accumulation
  units..........   $517,370      $3,271,497      $21,810,801    $6,238,099     $1,688,438     $4,933,372
Contracts in
  payout
  (annuitization)
  period.........      2,385          16,967           16,072            --             --             --
                    --------      ----------      -----------    ----------     ----------     ----------
   Total net
     assets......   $519,755      $3,288,464      $21,826,873    $6,238,099     $1,688,438     $4,933,372
                    ========      ==========      ===========    ==========     ==========     ==========
FUND SHARE
  INFORMATION
Number of
  shares.........     22,307         277,274        1,706,558       983,927         73,667        183,944
                    ========      ==========      ===========    ==========     ==========     ==========
Cost of
  investments....   $548,339      $9,036,982      $23,998,260    $7,789,511     $1,694,723     $4,446,222
                    ========      ==========      ===========    ==========     ==========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest........   $   8.51      $    13.29      $     14.44    $     8.26     $     8.86     $    10.08
                    ========      ==========      ===========    ==========     ==========     ==========
   Highest.......   $   8.80      $    15.04      $     18.90    $     9.08     $     9.75     $    10.75
                    ========      ==========      ===========    ==========     ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                        INVESCO       INVESCO      INVESCO     INVESCO
                      INVESTMENT    INVESTMENT   INVESTMENT  INVESTMENT
                       SERVICES      SERVICES     SERVICES    SERVICES     J.P. MORGAN   JANUS ASPEN
                       SERIES II     SERIES II    SERIES II   SERIES II  SERIES TRUST II   SERIES
                      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                     ------------- ------------- ----------- ----------- --------------- -----------
                                                 INVESCO VAN INVESCO VAN
                     INVESCO V. I.  INVESCO VAN  KAMPEN V.I. KAMPEN V.I.   JPMORGAN IT
                     MID CAP CORE   KAMPEN V.I.  GROWTH AND    MID CAP      SMALL CAP
                       EQUITY II   GOVERNMENT II  INCOME II   GROWTH II  CORE PORTFOLIO   BALANCED
                     ------------- ------------- ----------- ----------- --------------- -----------
ASSETS
Investments at fair
  value.............  $10,939,156   $9,022,540   $36,316,104 $8,353,390    $1,720,091    $30,163,795
                      -----------   ----------   ----------- ----------    ----------    -----------
   Total assets.....  $10,939,156   $9,022,540   $36,316,104 $8,353,390    $1,720,091    $30,163,795
                      ===========   ==========   =========== ==========    ==========    ===========
NET ASSETS
Accumulation units..  $10,939,156   $9,001,521   $36,275,539 $8,353,390    $1,715,955    $30,034,298
Contracts in payout
  (annuitization)
  period............           --       21,019        40,565         --         4,136        129,497
                      -----------   ----------   ----------- ----------    ----------    -----------
   Total net assets.  $10,939,156   $9,022,540   $36,316,104 $8,353,390    $1,720,091    $30,163,795
                      ===========   ==========   =========== ==========    ==========    ===========
FUND SHARE
  INFORMATION
Number of shares....      890,811      981,778     1,976,925  2,057,485       115,056      1,065,858
                      ===========   ==========   =========== ==========    ==========    ===========
Cost of investments.  $10,677,451   $8,939,128   $35,502,921 $7,664,439    $1,594,216    $25,887,263
                      ===========   ==========   =========== ==========    ==========    ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........  $     12.62   $    10.45   $     11.44 $    13.51    $    15.43    $     13.45
                      ===========   ==========   =========== ==========    ==========    ===========
   Highest..........  $     13.88   $    11.49   $     13.25 $    15.01    $    15.78    $     38.04
                      ===========   ==========   =========== ==========    ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                     JANUS ASPEN
                     JANUS ASPEN  JANUS ASPEN  JANUS ASPEN JANUS ASPEN JANUS ASPEN      SERIES
                       SERIES       SERIES       SERIES      SERIES      SERIES    (SERVICE SHARES)
                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                     ----------- ------------- ----------- ----------- ----------- ----------------
                                                  FORTY       JANUS                    BALANCED
                     ENTERPRISE  FLEXIBLE BOND  PORTFOLIO   PORTFOLIO   WORLDWIDE  (SERVICE SHARES)
                     ----------- ------------- ----------- ----------- ----------- ----------------
ASSETS
Investments at fair
  value............. $19,900,933  $15,359,712  $4,204,873  $14,665,898 $14,987,943    $9,453,162
                     -----------  -----------  ----------  ----------- -----------    ----------
   Total assets..... $19,900,933  $15,359,712  $4,204,873  $14,665,898 $14,987,943    $9,453,162
                     ===========  ===========  ==========  =========== ===========    ==========
NET ASSETS
Accumulation units.. $19,861,716  $15,343,014  $4,204,873  $14,611,993 $14,971,295    $9,453,162
Contracts in payout
  (annuitization)
  period............      39,217       16,698          --       53,905      16,648            --
                     -----------  -----------  ----------  ----------- -----------    ----------
   Total net assets. $19,900,933  $15,359,712  $4,204,873  $14,665,898 $14,987,943    $9,453,162
                     ===========  ===========  ==========  =========== ===========    ==========
FUND SHARE
  INFORMATION
Number of shares....     513,970    1,209,426     117,652      604,530     497,443       321,318
                     ===========  ===========  ==========  =========== ===========    ==========
Cost of investments. $16,947,701  $14,523,585  $3,363,587  $14,341,560 $14,859,714    $8,500,319
                     ===========  ===========  ==========  =========== ===========    ==========
ACCUMULATION
  UNIT VALUE
   Lowest........... $      6.32  $     16.87  $    14.67  $      6.66 $      6.22    $    13.30
                     ===========  ===========  ==========  =========== ===========    ==========
   Highest.......... $     33.72  $     26.63  $    15.49  $     23.83 $     25.22    $    14.63
                     ===========  ===========  ==========  =========== ===========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                    JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN       LAZARD       LAZARD
                       SERIES           SERIES           SERIES           SERIES       RETIREMENT   RETIREMENT
                  (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) SERIES, INC. SERIES, INC.
                    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                  ---------------- ---------------- ---------------- ---------------- ------------ -------------
                                                        PERKINS
                                                        MID CAP                         EMERGING
                  FORTY PORTFOLIO      OVERSEAS     VALUE PORTFOLIO     WORLDWIDE       MARKETS    INTERNATIONAL
                  (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES)    EQUITY       EQUITY
                  ---------------- ---------------- ---------------- ---------------- ------------ -------------
ASSETS
Investments at
  fair value.....    $5,805,138      $13,168,977      $16,718,450       $1,382,565     $8,023,528   $  967,222
                     ----------      -----------      -----------       ----------     ----------   ----------
   Total assets..    $5,805,138      $13,168,977      $16,718,450       $1,382,565     $8,023,528   $  967,222
                     ==========      ===========      ===========       ==========     ==========   ==========
NET ASSETS
Accumulation
  units..........    $5,805,138      $13,167,590      $16,718,450       $1,382,565     $7,922,847   $  967,222
Contracts in
  payout
  (annuitization)
  period.........            --            1,387               --               --        100,681           --
                     ----------      -----------      -----------       ----------     ----------   ----------
   Total net
     assets......    $5,805,138      $13,168,977      $16,718,450       $1,382,565     $8,023,528   $  967,222
                     ==========      ===========      ===========       ==========     ==========   ==========
FUND SHARE
  INFORMATION
Number of
  shares.........       164,731          234,992        1,062,163           46,395        343,915       94,088
                     ==========      ===========      ===========       ==========     ==========   ==========
Cost of
  investments....    $5,032,685      $12,244,490      $15,719,616       $1,195,547     $6,225,862   $1,040,542
                     ==========      ===========      ===========       ==========     ==========   ==========
ACCUMULATION
  UNIT VALUE
   Lowest........    $    13.99      $     14.01      $     14.21       $     9.05     $    38.93   $    10.47
                     ==========      ===========      ===========       ==========     ==========   ==========
   Highest.......    $    15.39      $     19.09      $     15.62       $    10.76     $    45.00   $    10.70
                     ==========      ===========      ===========       ==========     ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                     LEGG MASON        LEGG MASON        LEGG MASON
                  PARTNERS VARIABLE PARTNERS VARIABLE PARTNERS VARIABLE  MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                    INCOME TRUST      INCOME TRUST    PORTFOLIOS I, INC INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                  ----------------- ----------------- ----------------- --------------- --------------- ---------------
                     LEGG MASON
                     CLEARBRIDGE       LEGG MASON        LEGG MASON
                      VARIABLE        WESTERN ASSET      CLEARBRIDGE
                     FUNDAMENTAL     VARIABLE GLOBAL      VARIABLE
                       ALL CAP         HIGH YIELD         LARGE CAP                      MFS INVESTORS      MFS NEW
                  VALUE PORTFOLIO I BOND PORTFOLIO II VALUE PORTFOLIO I   MFS GROWTH         TRUST         DISCOVERY
                  ----------------- ----------------- ----------------- --------------- --------------- ---------------
ASSETS
Investments at
  fair value.....    $5,669,801        $18,174,647       $7,515,299       $3,761,006      $2,564,459      $9,187,637
                     ----------        -----------       ----------       ----------      ----------      ----------
   Total assets..    $5,669,801        $18,174,647       $7,515,299       $3,761,006      $2,564,459      $9,187,637
                     ==========        ===========       ==========       ==========      ==========      ==========
NET ASSETS
Accumulation
  units..........    $5,629,149        $18,174,647       $7,492,036       $3,757,864      $2,562,456      $9,186,061
Contracts in
  payout
  (annuitization)
  period.........        40,652                 --           23,263            3,142           2,003           1,576
                     ----------        -----------       ----------       ----------      ----------      ----------
   Total net
     assets......    $5,669,801        $18,174,647       $7,515,299       $3,761,006      $2,564,459      $9,187,637
                     ==========        ===========       ==========       ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of
  shares.........       288,100          2,268,995          569,341          152,329         127,967         501,782
                     ==========        ===========       ==========       ==========      ==========      ==========
Cost of
  investments....    $6,482,168        $19,593,775       $7,761,620       $3,242,941      $2,308,500      $6,855,893
                     ==========        ===========       ==========       ==========      ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest........    $     8.30        $     12.73       $     7.81       $     6.26      $     9.37      $    11.42
                     ==========        ===========       ==========       ==========      ==========      ==========
   Highest.......    $     8.73        $     14.01       $    11.67       $    13.21      $    11.70      $    25.32
                     ==========        ===========       ==========       ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                   MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                   MFS VARIABLE    MFS VARIABLE   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                  INSURANCE TRUST INSURANCE TRUST (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                  --------------- --------------- --------------- --------------- --------------- ---------------
                                                                   MFS INVESTOR    MFS INVESTORS      MFS NEW
                                     MFS TOTAL    MFS HIGH INCOME  GROWTH STOCK        TRUST         DISCOVERY
                   MFS RESEARCH       RETURN      (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                  --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at
  fair value.....   $1,848,936      $15,553,459     $7,139,005      $9,998,139      $1,977,651      $8,171,408
                    ----------      -----------     ----------      ----------      ----------      ----------
   Total assets..   $1,848,936      $15,553,459     $7,139,005      $9,998,139      $1,977,651      $8,171,408
                    ==========      ===========     ==========      ==========      ==========      ==========
NET ASSETS
Accumulation
  units..........   $1,848,936      $15,527,213     $7,124,990      $9,998,139      $1,977,651      $8,130,853
Contracts in
  payout
  (annuitization)
  period.........           --           26,246         14,015              --              --          40,555
                    ----------      -----------     ----------      ----------      ----------      ----------
   Total net
     assets......   $1,848,936      $15,553,459     $7,139,005      $9,998,139      $1,977,651      $8,171,408
                    ==========      ===========     ==========      ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of
  shares.........       97,108          831,291        816,820         929,195          99,130         460,621
                    ==========      ===========     ==========      ==========      ==========      ==========
Cost of
  investments....   $1,570,311      $15,821,427     $7,288,419      $8,772,065      $1,792,897      $6,244,650
                    ==========      ===========     ==========      ==========      ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest........   $     8.29      $     13.95     $    12.06      $    10.71      $    11.26      $    13.32
                    ==========      ===========     ==========      ==========      ==========      ==========
   Highest.......   $    12.59      $     16.28     $    13.26      $    11.78      $    12.38      $    15.38
                    ==========      ===========     ==========      ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                            OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                                                             VARIABLE        VARIABLE        VARIABLE
                           MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                          INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                          (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     ("SS"))         ("SS"))         ("SS"))
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                          --------------- --------------- --------------- --------------- --------------- ---------------
                                                                            OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                             MFS TOTAL                                        GLOBAL        MAIN STREET    SMALL- & MID-
                              RETURN       MFS UTILITIES     MFS VALUE      SECURITIES       SMALL CAP      CAP GROWTH
                          (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)      (SS)            (SS)            (SS)
                          --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value..................   $11,767,699     $5,098,136      $4,576,708      $10,861,288     $31,769,259     $2,317,561
                            -----------     ----------      ----------      -----------     -----------     ----------
   Total assets..........   $11,767,699     $5,098,136      $4,576,708      $10,861,288     $31,769,259     $2,317,561
                            ===========     ==========      ==========      ===========     ===========     ==========
NET ASSETS
Accumulation units.......   $11,753,713     $5,085,961      $4,576,708      $10,861,288     $31,761,814     $2,317,561
Contracts in payout
  (annuitization) period.        13,986         12,175              --               --           7,445             --
                            -----------     ----------      ----------      -----------     -----------     ----------
   Total net assets......   $11,767,699     $5,098,136      $4,576,708      $10,861,288     $31,769,259     $2,317,561
                            ===========     ==========      ==========      ===========     ===========     ==========
FUND SHARE
  INFORMATION
Number of shares.........       636,780        204,334         356,719          361,561       1,815,386         50,980
                            ===========     ==========      ==========      ===========     ===========     ==========
Cost of investments......   $12,374,778     $4,692,819      $4,325,397      $10,346,595     $27,463,488     $2,304,036
                            ===========     ==========      ==========      ===========     ===========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest................   $     10.78     $    18.21      $    11.84      $     13.04     $     12.29     $     9.42
                            ===========     ==========      ==========      ===========     ===========     ==========
   Highest...............   $     11.86     $    24.06      $    13.02      $     14.34     $     17.07     $    10.19
                            ===========     ==========      ==========      ===========     ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                     PANORAMA SERIES       PIMCO           PIMCO       PIMCO       PIMCO
                       FUND, INC.         VARIABLE       VARIABLE    VARIABLE    VARIABLE      PUTNAM
                     (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE   INSURANCE    VARIABLE
                         ("SS"))           TRUST           TRUST       TRUST       TRUST        TRUST
                       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                     --------------- ------------------ ----------- ----------- ------------ -----------
                       OPPENHEIMER
                      INTERNATIONAL     FOREIGN BOND       MONEY    PIMCO REAL  PIMCO TOTAL    VT HIGH
                       GROWTH (SS)   (US DOLLAR-HEDGED)   MARKET      RETURN      RETURN        YIELD
                     --------------- ------------------ ----------- ----------- ------------ -----------
ASSETS
Investments at fair
  value.............   $2,559,890       $21,812,674     $43,554,942 $28,461,276 $104,717,659 $5,171,562
                       ----------       -----------     ----------- ----------- ------------ ----------
   Total assets.....   $2,559,890       $21,812,674     $43,554,942 $28,461,276 $104,717,659 $5,171,562
                       ==========       ===========     =========== =========== ============ ==========
NET ASSETS
Accumulation units..   $2,554,957       $21,794,207     $43,470,084 $28,461,276 $104,608,251 $5,171,562
Contracts in payout
  (annuitization)
  period............        4,933            18,467          84,858          --      109,408         --
                       ----------       -----------     ----------- ----------- ------------ ----------
   Total net assets.   $2,559,890       $21,812,674     $43,554,942 $28,461,276 $104,717,659 $5,171,562
                       ==========       ===========     =========== =========== ============ ==========
FUND SHARE
  INFORMATION
Number of shares....    1,319,531         2,185,639      43,554,942   2,166,003    9,451,052    741,974
                       ==========       ===========     =========== =========== ============ ==========
Cost of investments.   $2,047,459       $22,151,217     $43,554,942 $27,222,657 $ 99,780,466 $5,075,721
                       ==========       ===========     =========== =========== ============ ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $    14.63       $     11.86     $      9.64 $     12.02 $      12.89 $    16.70
                       ==========       ===========     =========== =========== ============ ==========
   Highest..........   $    16.34       $     16.38     $     11.32 $     14.05 $      18.65 $    18.02
                       ==========       ===========     =========== =========== ============ ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                    T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                     PUTNAM VARIABLE  RYDEX VARIABLE RYDEX VARIABLE    EQUITY        EQUITY        EQUITY
                          TRUST           TRUST          TRUST      SERIES, INC.  SERIES, INC.  SERIES, INC.
                       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                     ---------------- -------------- -------------- ------------- ------------- -------------
                                         RYDEX VT                   T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                     VT INTERNATIONAL   NASDAQ 100    RYDEX VT US      EQUITY        MID-CAP     NEW AMERICA
                          VALUE       STRATEGY FUND    LONG SHORT      INCOME        GROWTH        GROWTH
                     ---------------- -------------- -------------- ------------- ------------- -------------
ASSETS
Investments at fair
  value.............    $4,127,480      $1,304,590     $2,988,137    $16,880,461   $14,624,649   $3,417,362
                        ----------      ----------     ----------    -----------   -----------   ----------
   Total assets.....    $4,127,480      $1,304,590     $2,988,137    $16,880,461   $14,624,649   $3,417,362
                        ==========      ==========     ==========    ===========   ===========   ==========
NET ASSETS
Accumulation units..    $4,124,040      $1,304,590     $2,988,137    $16,860,686   $14,597,705   $3,417,362
Contracts in payout
  (annuitization)
  period............         3,440              --             --         19,775        26,944           --
                        ----------      ----------     ----------    -----------   -----------   ----------
   Total net assets.    $4,127,480      $1,304,590     $2,988,137    $16,880,461   $14,624,649   $3,417,362
                        ==========      ==========     ==========    ===========   ===========   ==========
FUND SHARE
  INFORMATION
Number of shares....       441,442          68,989        233,448        847,413       594,740      152,834
                        ==========      ==========     ==========    ===========   ===========   ==========
Cost of investments.    $5,871,532      $  855,472     $2,865,078    $17,038,902   $11,614,616   $2,753,845
                        ==========      ==========     ==========    ===========   ===========   ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........    $    12.62      $     6.37     $    11.58    $     14.41   $     17.35   $    10.05
                        ==========      ==========     ==========    ===========   ===========   ==========
   Highest..........    $    14.02      $    11.12     $    16.37    $     16.30   $     27.17   $    13.04
                        ==========      ==========     ==========    ===========   ===========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                               THE UNIVERSAL
                      T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE THE UNIVERSAL THE UNIVERSAL INSTITUTIONAL
                         EQUITY          EQUITY      INTERNATIONAL INSTITUTIONAL INSTITUTIONAL  FUNDS, INC.
                     SERIES, INC. II SERIES, INC. II SERIES, INC.   FUNDS, INC.   FUNDS, INC.    (CLASS II)
                       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                     --------------- --------------- ------------- ------------- ------------- --------------
                      T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE  VAN KAMPEN    VAN KAMPEN   VAN KAMPEN UIF
                        BLUE CHIP        EQUITY      INTERNATIONAL  UIF CAPITAL   UIF MID CAP  CAPITAL GROWTH
                        GROWTH II       INCOME II        STOCK        GROWTH        GROWTH       (CLASS II)
                     --------------- --------------- ------------- ------------- ------------- --------------
ASSETS
Investments at fair
  value.............   $19,964,613     $31,544,325    $6,289,710    $13,745,002   $3,904,062     $2,620,247
                       -----------     -----------    ----------    -----------   ----------     ----------
   Total assets.....   $19,964,613     $31,544,325    $6,289,710    $13,745,002   $3,904,062     $2,620,247
                       ===========     ===========    ==========    ===========   ==========     ==========
NET ASSETS
Accumulation units..   $19,964,613     $31,544,325    $6,285,815    $13,724,804   $3,894,117     $2,620,247
Contracts in payout
  (annuitization)
  period............            --              --         3,895         20,198        9,945             --
                       -----------     -----------    ----------    -----------   ----------     ----------
   Total net assets.   $19,964,613     $31,544,325    $6,289,710    $13,745,002   $3,904,062     $2,620,247
                       ===========     ===========    ==========    ===========   ==========     ==========
FUND SHARE
  INFORMATION
Number of shares....     1,811,671       1,586,737       453,149        664,010      322,117        128,506
                       ===========     ===========    ==========    ===========   ==========     ==========
Cost of investments.   $16,670,446     $33,161,288    $5,894,638    $ 8,847,514   $3,113,730     $1,987,585
                       ===========     ===========    ==========    ===========   ==========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $     10.77     $     10.81    $     9.41    $     14.28   $    15.74     $    13.02
                       ===========     ===========    ==========    ===========   ==========     ==========
   Highest..........   $     11.85     $     11.88    $    13.40    $     15.08   $    16.09     $    14.32
                       ===========     ===========    ==========    ===========   ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                      THE UNIVERSAL
                      INSTITUTIONAL       VAN ECK          VAN ECK         VAN ECK
                       FUNDS, INC.       WORLDWIDE        WORLDWIDE       WORLDWIDE     WELLS FARGO    WELLS FARGO
                        (CLASS II)    INSURANCE TRUST  INSURANCE TRUST INSURANCE TRUST VARIABLE TRUST VARIABLE TRUST
                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                     ---------------- ---------------- --------------- --------------- -------------- --------------
                      VAN KAMPEN UIF                     VAN ECK VIP     VAN ECK VIP    WELLS FARGO    WELLS FARGO
                     U.S. REAL ESTATE   VAN ECK VIP      GLOBAL HARD      MULTI-MGR     ADVANTAGE VT   ADVANTAGE VT
                        (CLASS II)    EMERGING MARKETS     ASSETS        ALTERNATIVE     DISCOVERY     OPPORTUNITY
                     ---------------- ---------------- --------------- --------------- -------------- --------------
ASSETS
Investments at fair
  value.............   $18,542,475      $ 9,953,313      $10,802,594     $2,324,988      $4,894,523     $9,112,475
                       -----------      -----------      -----------     ----------      ----------     ----------
   Total assets.....   $18,542,475      $ 9,953,313      $10,802,594     $2,324,988      $4,894,523     $9,112,475
                       ===========      ===========      ===========     ==========      ==========     ==========
NET ASSETS
Accumulation units..   $18,542,475      $ 9,953,313      $10,802,594     $2,324,988      $4,888,688     $9,107,361
Contracts in payout
  (annuitization)
  period............            --               --               --             --           5,835          5,114
                       -----------      -----------      -----------     ----------      ----------     ----------
   Total net assets.   $18,542,475      $ 9,953,313      $10,802,594     $2,324,988      $4,894,523     $9,112,475
                       ===========      ===========      ===========     ==========      ==========     ==========
FUND SHARE
  INFORMATION
Number of shares....     1,444,118          703,912          286,769        229,515         230,006        494,706
                       ===========      ===========      ===========     ==========      ==========     ==========
Cost of investments.   $21,655,871      $10,215,748      $ 8,091,555     $2,237,498      $3,379,584     $9,875,386
                       ===========      ===========      ===========     ==========      ==========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $     14.76      $     24.48      $     31.42     $     9.78      $    15.51     $    13.17
                       ===========      ===========      ===========     ==========      ==========     ==========
   Highest..........   $     21.67      $     26.92      $     34.56     $    10.76      $    16.00     $    13.59
                       ===========      ===========      ===========     ==========      ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                       THE ALGER    THE ALGER   THE ALGER   THE ALGER    THE ALGER    THE ALGER
                                      PORTFOLIOS   PORTFOLIOS  PORTFOLIOS  PORTFOLIOS   PORTFOLIOS   PORTFOLIOS
                                      (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS 1-2)   (CLASS S)
                                      SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- ----------- ----------- -----------  ----------- -------------
                                                      ALGER                   ALGER        ALGER
                                     ALGER CAPITAL  GROWTH &      ALGER      MID CAP     SMALL CAP  ALGER CAPITAL
                                     APPRECIATION    INCOME     LARGE CAP    GROWTH       GROWTH    APPRECIATION
                                      (CLASS I-2)  (CLASS I-2) (CLASS I-2) (CLASS I-2)  (CLASS I-2)   (CLASS S)
                                     ------------- ----------- ----------- -----------  ----------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...........................  $   50,683   $   91,420  $   61,537  $        --  $       --   $    8,159
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.......    (180,845)     (85,655)   (111,540)    (222,075)   (150,663)     (55,556)
   Administrative expense...........     (13,357)      (6,556)     (8,479)     (16,191)    (11,499)      (3,853)
                                      ----------   ----------  ----------  -----------  ----------   ----------
   Net investment income
     (loss).........................    (143,519)        (791)    (58,482)    (238,266)   (162,162)     (51,250)
                                      ----------   ----------  ----------  -----------  ----------   ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..............   2,872,832    1,780,983   2,384,399    3,920,765   2,567,127    1,034,523
   Cost of investments sold.........   2,304,998    1,983,402   2,444,784    6,044,392   2,165,926      966,475
                                      ----------   ----------  ----------  -----------  ----------   ----------
   Realized gains (losses) on fund
     shares.........................     567,834     (202,419)    (60,385)  (2,123,627)    401,201       68,048
Realized gain distributions.........          --           --          --           --          --           --
                                      ----------   ----------  ----------  -----------  ----------   ----------
   Net realized gains (losses)......     567,834     (202,419)    (60,385)  (2,123,627)    401,201       68,048
Change in unrealized gains
  (losses)..........................   1,015,058      774,266     917,854    4,784,038   2,060,807      385,164
                                      ----------   ----------  ----------  -----------  ----------   ----------
   Net realized and unrealized
     gains (losses) on
     investments....................   1,582,892      571,847     857,469    2,660,411   2,462,008      453,212
                                      ----------   ----------  ----------  -----------  ----------   ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS........................  $1,439,373   $  571,056  $  798,987  $ 2,422,145  $2,299,846   $  401,962
                                      ==========   ==========  ==========  ===========  ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                           DWS         DWS
                                                       INVESTMENT  INVESTMENT
                               THE ALGER   THE ALGER    VARIABLE    VARIABLE
                              PORTFOLIOS  PORTFOLIOS    INSURANCE   INSURANCE         DWS                DWS
                               (CLASS S)   (CLASS S)   TRUST FUNDS TRUST FUNDS VARIABLE SERIES I  VARIABLE SERIES I
                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
                              ----------- -----------  ----------- ----------- ----------------- -------------------
                                 ALGER       ALGER
                               LARGE CAP    MID CAP        DWS         DWS                               DWS
                                GROWTH      GROWTH     EQUITY 500   SMALL CAP         DWS              GLOBAL
                               (CLASS S)   (CLASS S)   INDEX VIP B INDEX VIP B    BOND VIP A     OPPORTUNITIES VIP A
                              ----------- -----------  ----------- ----------- ----------------- -------------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................... $   43,820  $        --   $ 44,720    $  4,484      $  321,910         $   30,636
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................   (119,990)    (122,377)   (38,093)     (9,959)        (99,471)          (108,822)
   Administrative
     expense.................     (8,572)      (8,326)    (2,685)       (719)         (7,653)            (7,391)
                              ----------  -----------   --------    --------      ----------         ----------
   Net investment income
     (loss)..................    (84,742)    (130,703)     3,942      (6,194)        214,786            (85,577)
                              ----------  -----------   --------    --------      ----------         ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......  2,442,946    2,552,262    897,394     155,535       1,793,409          1,961,563
   Cost of investments
     sold....................  2,111,859    3,802,474    852,276     167,995       2,083,936          2,113,285
                              ----------  -----------   --------    --------      ----------         ----------
   Realized gains (losses)
     on fund shares..........    331,087   (1,250,212)    45,118     (12,460)       (290,527)          (151,722)
Realized gain distributions..         --           --         --          --              --                 --
                              ----------  -----------   --------    --------      ----------         ----------
   Net realized gains
     (losses)................    331,087   (1,250,212)    45,118     (12,460)       (290,527)          (151,722)
Change in unrealized gains
  (losses)...................    642,351    2,643,799    257,863     171,788         455,072          1,859,574
                              ----------  -----------   --------    --------      ----------         ----------
   Net realized and
     unrealized gains
     (losses) on
     investments.............    973,438    1,393,587    302,981     159,328         164,545          1,707,852
                              ----------  -----------   --------    --------      ----------         ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................. $  888,696  $ 1,262,884   $306,923    $153,134      $  379,331         $1,622,275
                              ==========  ===========   ========    ========      ==========         ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                    FEDERATED      FEDERATED    FEDERATED
                                DWS                DWS                DWS           INSURANCE      INSURANCE    INSURANCE
                         VARIABLE SERIES I  VARIABLE SERIES I  VARIABLE SERIES II     SERIES        SERIES       SERIES
                            SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                         ----------------- ------------------- ------------------ -------------- ------------- -----------
                                                                                                   FEDERATED    FEDERATED
                                DWS                                                 FEDERATED    FUND FOR U.S.    HIGH
                            GROWTH AND             DWS                DWS            CAPITAL      GOVERNMENT   INCOME BOND
                           INCOME VIP A    INTERNATIONAL VIP A BALANCED VIP A II  INCOME FUND II SECURITIES II   FUND II
                         ----------------- ------------------- ------------------ -------------- ------------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends...............    $   27,864         $   64,044          $  163,841       $  230,879    $1,040,320   $1,306,668
Charges from Lincoln
  Benefit Life
  Company:
   Mortality and
     expense risk.......       (22,935)           (40,507)            (68,048)         (53,343)     (308,233)    (221,405)
   Administrative
     expense............        (1,537)            (2,761)             (5,906)          (4,464)      (23,123)     (17,086)
                            ----------         ----------          ----------       ----------    ----------   ----------
   Net investment
     income (loss)......         3,392             20,776              89,887          173,072       708,964    1,068,177
                            ----------         ----------          ----------       ----------    ----------   ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales..............     1,410,719            851,293           1,255,744        1,688,908     9,430,867    5,016,022
   Cost of investments
     sold...............     1,637,179          1,143,071           1,280,959        1,763,442     9,373,564    5,187,154
                            ----------         ----------          ----------       ----------    ----------   ----------
   Realized gains
     (losses) on fund
     shares.............      (226,460)          (291,778)            (25,215)         (74,534)       57,303     (171,132)
Realized gain
  distributions.........            --                 --                  --               --            --           --
                            ----------         ----------          ----------       ----------    ----------   ----------
   Net realized gains
     (losses)...........      (226,460)          (291,778)            (25,215)         (74,534)       57,303     (171,132)
Change in unrealized
  gains (losses)........       368,175            219,206             381,940          268,922        58,948    1,019,143
                            ----------         ----------          ----------       ----------    ----------   ----------
   Net realized and
     unrealized gains
     (losses) on
     investments........       141,715            (72,572)            356,725          194,388       116,251      848,011
                            ----------         ----------          ----------       ----------    ----------   ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS............    $  145,107         $  (51,796)         $  446,612       $  367,460    $  825,215   $1,916,188
                            ==========         ==========          ==========       ==========    ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                               VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                               INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                             PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                             ------------- ------------- ------------- ------------- ------------- -------------
                               VIP ASSET        VIP           VIP                                    VIP MONEY
                                MANAGER     CONTRAFUND   EQUITY-INCOME  VIP GROWTH   VIP INDEX 500    MARKET
                             ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $  124,134    $   551,686   $   394,019   $   46,783    $  520,169    $    69,675
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................    (101,510)      (643,118)     (304,864)    (242,174)     (394,709)      (537,531)
   Administrative
     expense................      (9,071)       (50,491)      (27,947)     (20,547)      (30,105)       (41,755)
                              ----------    -----------   -----------   ----------    ----------    -----------
   Net investment income
     (loss).................      13,553       (141,923)       61,208     (215,938)       95,355       (509,611)
                              ----------    -----------   -----------   ----------    ----------    -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......   1,644,780     10,492,905     5,532,587    3,785,221     5,164,435     28,242,108
   Cost of investments
     sold...................   1,764,849     12,272,072     7,086,912    4,271,127     5,450,730     28,242,108
                              ----------    -----------   -----------   ----------    ----------    -----------
   Realized gains (losses)
     on fund shares.........    (120,069)    (1,779,167)   (1,554,325)    (485,906)     (286,295)            --
Realized gain
  distributions.............      37,319         20,038            --       58,369       547,397         20,891
                              ----------    -----------   -----------   ----------    ----------    -----------
   Net realized gains
     (losses)...............     (82,750)    (1,759,129)   (1,554,325)    (427,537)      261,102         20,891
Change in unrealized gains
  (losses)..................     954,678      8,479,271     4,317,895    4,214,382     3,068,191             --
                              ----------    -----------   -----------   ----------    ----------    -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............     871,928      6,720,142     2,763,570    3,786,845     3,329,293         20,891
                              ----------    -----------   -----------   ----------    ----------    -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $  885,481    $ 6,578,219   $ 2,824,778   $3,570,907    $3,424,648    $  (488,720)
                              ==========    ===========   ===========   ==========    ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                              PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                               SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                              ------------- ----------------- ----------------- ----------------- -----------------
                                                VIP ASSET                              VIP
                                   VIP           MANAGER       VIP CONTRAFUND     EQUITY-INCOME      VIP GROWTH
                                OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              ------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................  $  164,838      $   63,333        $   255,329       $   343,802       $    3,270
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................    (175,412)        (64,681)          (379,948)         (316,386)        (158,450)
    Administrative
     expense.................     (13,692)         (4,431)           (26,131)          (21,893)         (11,204)
                               ----------      ----------        -----------       -----------       ----------
    Net investment
     income (loss)...........     (24,266)         (5,779)          (150,750)            5,523         (166,384)
                               ----------      ----------        -----------       -----------       ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:................
    Proceeds from
     sales...................   3,179,190       1,232,470          4,819,871         4,398,034        2,946,932
    Cost of investments
     sold....................   3,782,189       1,285,361          6,246,938         5,600,148        2,896,769
                               ----------      ----------        -----------       -----------       ----------
    Realized gains
     (losses) on fund
     shares..................    (602,999)        (52,891)        (1,427,067)       (1,202,114)          50,163
Realized gain
 distributions...............      22,478          22,699             11,581                --           37,360
                               ----------      ----------        -----------       -----------       ----------
    Net realized gains
     (losses)................    (580,521)        (30,192)        (1,415,486)       (1,202,114)          87,523
Change in unrealized gains
 (losses)....................   1,851,914         558,196          5,206,623         3,925,884        2,302,752
                               ----------      ----------        -----------       -----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............   1,271,393         528,004          3,791,137         2,723,770        2,390,275
                               ----------      ----------        -----------       -----------       ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................  $1,247,127      $  522,225        $ 3,640,387       $ 2,729,293       $2,223,891
                               ==========      ==========        ===========       ===========       ==========

                                  FIDELITY
                                  VARIABLE
                                  INSURANCE
                                PRODUCTS FUND
                              (SERVICE CLASS 2)
                                 SUB-ACCOUNT
                              -----------------

                                VIP INDEX 500
                              (SERVICE CLASS 2)
                              -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $  473,867
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................      (417,616)
    Administrative
     expense.................       (28,738)
                                 ----------
    Net investment
     income (loss)...........        27,513
                                 ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:................
    Proceeds from
     sales...................     5,763,952
    Cost of investments
     sold....................     6,204,110
                                 ----------
    Realized gains
     (losses) on fund
     shares..................      (440,158)
Realized gain
 distributions...............       555,292
                                 ----------
    Net realized gains
     (losses)................       115,134
Change in unrealized gains
 (losses)....................     3,400,488
                                 ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............     3,515,622
                                 ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $3,543,135
                                 ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                 FIDELITY          FIDELITY          FIDELITY
                                 VARIABLE          VARIABLE          VARIABLE
                                 INSURANCE         INSURANCE         INSURANCE      GOLDMAN SACHS   GOLDMAN SACHS     INVESCO
                               PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND      VARIABLE        VARIABLE      INVESTMENT
                             (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) INSURANCE TRUST INSURANCE TRUST   SERVICES
                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                             ----------------- ----------------- ----------------- --------------- --------------- -------------
                                                                                         VIT             VIT
                              VIP INVESTMENT       VIP MONEY                          STRATEGIC      STRUCTURED    INVESCO V. I.
                                GRADE BOND          MARKET         VIP OVERSEAS     INTERNATIONAL       SMALL          BASIC
                             (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)     EQUITY        CAP EQUITY      VALUE (A)
                             ----------------- ----------------- ----------------- --------------- --------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................    $1,278,354        $     4,297       $   266,192       $  26,988       $  8,731      $    57,826
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................      (581,933)          (631,002)         (348,611)        (26,414)       (23,925)        (143,779)
   Administrative
     expense................       (40,517)           (43,301)          (24,323)         (1,948)        (1,744)         (10,232)
                                ----------        -----------       -----------       ---------       --------      -----------
   Net investment income
     (loss).................       655,904           (670,006)         (106,742)         (1,374)       (16,938)         (96,185)
                                ----------        -----------       -----------       ---------       --------      -----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:..............
   Proceeds from sales......     9,381,847         20,732,173         6,560,500         654,035        528,585        3,035,821
   Cost of investments
     sold...................     9,040,069         20,732,173         8,028,505         801,715        586,148        4,233,690
                                ----------        -----------       -----------       ---------       --------      -----------
   Realized gains (losses)
     on fund shares.........       341,778                 --        (1,468,005)       (147,680)       (57,563)      (1,197,869)
Realized gain distributions.       422,796             24,219            44,120              --             --               --
                                ----------        -----------       -----------       ---------       --------      -----------
   Net realized gains
     (losses)...............       764,574             24,219        (1,423,885)       (147,680)       (57,563)      (1,197,869)
Change in unrealized gains
  (losses)..................       916,849                 --         4,039,078         292,184        511,062        1,774,325
                                ----------        -----------       -----------       ---------       --------      -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............     1,681,423             24,219         2,615,193         144,504        453,499          576,456
                                ----------        -----------       -----------       ---------       --------      -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................    $2,337,327        $  (645,787)      $ 2,508,451       $ 143,130       $436,561      $   480,271
                                ==========        ===========       ===========       =========       ========      ===========

--------
(a)Previously known as AIM V. I. Basic Value

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                              INVESCO                           INVESCO
                                     INVESCO        INVESCO     INVESCO     INVESTMENT         INVESCO        INVESTMENT
                                    INVESTMENT    INVESTMENT   INVESTMENT    SERVICES        INVESTMENT        SERVICES
                                     SERVICES      SERVICES     SERVICES     SERIES II   SERVICES SERIES II    SERIES II
                                   SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                 ---------------- ----------- ------------ ------------- ------------------- -------------
                                                  INVESCO VAN INVESCO VAN
                                  INVESCO V. I.   KAMPEN V.I. KAMPEN V.I.  INVESCO V. I.    INVESCO V. I.    INVESCO V. I.
                                     CAPITAL         HIGH     U.S. MID CAP     BASIC           CAPITAL           CORE
                                 APPRECIATION (B)  YIELD (C)   VALUE (D)   VALUE II (E)  APPRECIATION II (F) EQUITY II (G)
                                 ---------------- ----------- ------------ ------------- ------------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.......................     $  3,670     $  382,620  $   204,616   $   22,030        $  8,251         $ 38,786
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................       (7,568)       (51,930)    (310,179)     (90,808)        (24,549)         (70,908)
   Administrative expense.......         (506)        (3,780)     (22,440)      (6,289)         (1,664)          (4,934)
                                     --------     ----------  -----------   ----------        --------         --------
   Net investment income
     (loss).....................       (4,404)       326,910     (128,003)     (75,067)        (17,962)         (37,056)
                                     --------     ----------  -----------   ----------        --------         --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:.......................
   Proceeds from sales..........      105,411      1,376,266    6,122,330    1,568,640         409,412          938,706
   Cost of investments sold.....      125,654      1,028,148    7,574,815    2,152,908         467,666          902,930
                                     --------     ----------  -----------   ----------        --------         --------
   Realized gains (losses) on
     fund shares................      (20,243)       348,118   (1,452,485)    (584,268)        (58,254)          35,776
Realized gain distributions.....           --             --           --           --              --               --
                                     --------     ----------  -----------   ----------        --------         --------
   Net realized gains
     (losses)...................      (20,243)       348,118   (1,452,485)    (584,268)        (58,254)          35,776
Change in unrealized gains
  (losses)......................       88,407       (306,097)   5,640,721      960,994         274,779          368,332
                                     --------     ----------  -----------   ----------        --------         --------
   Net realized and unrealized
     gains (losses) on
     investments................       68,164         42,021    4,188,236      376,726         216,525          404,108
                                     --------     ----------  -----------   ----------        --------         --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................     $ 63,760     $  368,931  $ 4,060,233   $  301,659        $198,563         $367,052
                                     ========     ==========  ===========   ==========        ========         ========

--------
(b)Previously known as AIM V. I. Capital Appreciation
(c)Previously known as Van Kampen UIF High Yield
(d)Previously known as Van Kampen UIF U.S. Mid Cap Value
(e)Previously known as AIM V. I. Basic Value II
(f)Previously known as AIM V. I. Capital Appreciation II
(g)Previously known as AIM V. I. Core Equity II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      INVESCO         INVESCO          INVESCO         INVESCO
                                    INVESTMENT      INVESTMENT       INVESTMENT      INVESTMENT
                                     SERVICES        SERVICES         SERVICES        SERVICES       J.P. MORGAN   JANUS ASPEN
                                     SERIES II       SERIES II        SERIES II       SERIES II    SERIES TRUST II   SERIES
                                    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------- ----------------- --------------- --------------- --------------- -----------
                                                                       INVESCO         INVESCO        JPMORGAN
                                   INVESCO V. I.      INVESCO      VAN KAMPEN V.I. VAN KAMPEN V.I.    IT SMALL
                                   MID CAP CORE   VAN KAMPEN V.I.    GROWTH AND        MID CAP        CAP CORE
                                   EQUITY II (H) GOVERNMENT II (I)  INCOME II (J)   GROWTH II (K)     PORTFOLIO     BALANCED
                                   ------------- ----------------- --------------- --------------- --------------- -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $   34,696      $   18,448       $   39,124      $       --       $     --     $  863,491
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................    (151,404)       (136,715)        (525,372)       (107,916)       (23,026)      (421,463)
    Administrative
     expense......................     (10,407)         (9,405)         (37,109)         (7,551)        (1,683)       (35,233)
                                    ----------      ----------       ----------      ----------       --------     ----------
    Net investment income
     (loss).......................    (127,115)       (127,672)        (523,357)       (115,467)       (24,709)       406,795
                                    ----------      ----------       ----------      ----------       --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........   1,735,310       2,281,719        8,955,836       2,312,117        497,241      6,824,828
    Cost of investments
     sold.........................   1,869,629       2,272,122        9,555,148       2,474,059        548,042      6,069,896
                                    ----------      ----------       ----------      ----------       --------     ----------
    Realized gains (losses) on
     fund shares..................    (134,319)          9,597         (599,312)       (161,942)       (50,801)       754,932
Realized gain distributions.......          --              --               --              --             --             --
                                    ----------      ----------       ----------      ----------       --------     ----------
    Net realized gains
     (losses).....................    (134,319)          9,597         (599,312)       (161,942)       (50,801)       754,932
Change in unrealized gains
 (losses).........................   1,453,356         418,221        4,788,457       1,978,629        444,434        814,411
                                    ----------      ----------       ----------      ----------       --------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments..................   1,319,037         427,818        4,189,145       1,816,687        393,633      1,569,343
                                    ----------      ----------       ----------      ----------       --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................  $1,191,922      $  300,146       $3,665,788      $1,701,220       $368,924     $1,976,138
                                    ==========      ==========       ==========      ==========       ========     ==========

--------
(h)Previously known as AIM V. I. Mid Cap Core Equity II
(i)Previously known as LIT Government (Class II)
(j)Previously known as LIT Growth and Income (Class II)
(k)Previously known as LIT Mid Cap Growth (Class II)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                                 JANUS ASPEN
                                 JANUS ASPEN  JANUS ASPEN  JANUS ASPEN JANUS ASPEN JANUS ASPEN      SERIES
                                   SERIES       SERIES       SERIES      SERIES      SERIES    (SERVICE SHARES)
                                 SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                 ----------- ------------- ----------- ----------- ----------- ----------------
                                                              FORTY       JANUS                    BALANCED
                                 ENTERPRISE  FLEXIBLE BOND  PORTFOLIO   PORTFOLIO   WORLDWIDE  (SERVICE SHARES)
                                 ----------- ------------- ----------- ----------- ----------- ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................... $   12,381   $  620,111   $   14,780  $  157,269  $   90,620     $  237,557
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................   (243,503)    (233,427)     (63,481)   (189,953)   (204,271)      (139,631)
   Administrative expense.......    (20,674)     (17,626)      (4,460)    (17,375)    (18,764)        (9,583)
                                 ----------   ----------   ----------  ----------  ----------     ----------
   Net investment income
     (loss).....................   (251,796)     369,058      (53,161)    (50,059)   (132,415)        88,343
                                 ----------   ----------   ----------  ----------  ----------     ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........  3,249,756    4,071,996    1,312,855   3,195,455   4,131,432      1,943,244
   Cost of investments sold.....  3,275,283    3,770,707    1,133,444   3,485,955   4,595,385      1,814,757
                                 ----------   ----------   ----------  ----------  ----------     ----------
   Realized gains (losses) on
     fund shares................    (25,527)     301,289      179,411    (290,500)   (463,953)       128,487
Realized gain distributions.....         --      452,723           --          --          --             --
                                 ----------   ----------   ----------  ----------  ----------     ----------
   Net realized gains
     (losses)...................    (25,527)     754,012      179,411    (290,500)   (463,953)       128,487
Change in unrealized gains
  (losses)......................  4,239,874      (78,120)      56,251   2,046,426   2,525,236        364,389
                                 ----------   ----------   ----------  ----------  ----------     ----------
   Net realized and unrealized
     gains (losses) on
     investments................  4,214,347      675,892      235,662   1,755,926   2,061,283        492,876
                                 ----------   ----------   ----------  ----------  ----------     ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................... $3,962,551   $1,044,950   $  182,501  $1,705,867  $1,928,868     $  581,219
                                 ==========   ==========   ==========  ==========  ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN       LAZARD
                                  SERIES           SERIES           SERIES           SERIES           SERIES       RETIREMENT
                             (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) SERIES, INC.
                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                             ---------------- ---------------- ---------------- ---------------- ---------------- ------------
                                                   INTECH
                                                RISK-MANAGED                    PERKINS MID CAP
                             FORTY PORTFOLIO   CORE PORTFOLIO      OVERSEAS     VALUE PORTFOLIO     WORLDWIDE       EMERGING
                                 (SERVICE         (SERVICE         (SERVICE         (SERVICE         (SERVICE       MARKETS
                                 SHARES)        SHARES) (L)        SHARES)          SHARES)          SHARES)         EQUITY
                             ---------------- ---------------- ---------------- ---------------- ---------------- ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................    $   12,998       $   46,781       $   62,826       $   79,594        $  6,789      $   88,374
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................       (89,672)         (13,718)        (167,571)        (242,672)        (20,226)       (109,476)
   Administrative
     expense................        (6,146)            (943)         (11,966)         (16,599)         (1,443)         (7,864)
                                ----------       ----------       ----------       ----------        --------      ----------
   Net investment
     income (loss)..........       (82,820)          32,120         (116,711)        (179,677)        (14,880)        (28,966)
                                ----------       ----------       ----------       ----------        --------      ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......     1,825,224        3,568,329        5,126,468        3,388,612         451,448       2,379,673
   Cost of investments
     sold...................     1,698,623        4,406,769        5,473,017        3,529,114         433,660       2,067,069
                                ----------       ----------       ----------       ----------        --------      ----------
   Realized gains (losses)
     on fund shares.........       126,601         (838,440)        (346,549)        (140,502)         17,788         312,604
Realized gain
  distributions.............            --               --               --               --              --              --
                                ----------       ----------       ----------       ----------        --------      ----------
   Net realized gains
     (losses)...............       126,601         (838,440)        (346,549)        (140,502)         17,788         312,604
Change in unrealized gains
  (losses)..................       190,216          983,060        2,796,337        2,386,700         171,768       1,172,214
                                ----------       ----------       ----------       ----------        --------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............       316,817          144,620        2,449,788        2,246,198         189,556       1,484,818
                                ----------       ----------       ----------       ----------        --------      ----------
INCREASE (DECREASE)
  IN NET
  ASSETS FROM
  OPERATIONS................    $  233,997       $  176,740       $2,333,077       $2,066,521        $174,676      $1,455,852
                                ==========       ==========       ==========       ==========        ========      ==========

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                     LEGG MASON      LEGG MASON       LEGG MASON         MFS         MFS
                                        LAZARD        PARTNERS        PARTNERS         PARTNERS       VARIABLE    VARIABLE
                                      RETIREMENT      VARIABLE        VARIABLE         VARIABLE       INSURANCE   INSURANCE
                                     SERIES, INC.   INCOME TRUST    INCOME TRUST   PORTFOLIOS I, INC    TRUST       TRUST
                                      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT
                                     ------------- --------------- --------------- ----------------- ----------- -----------
                                                     LEGG MASON      LEGG MASON       LEGG MASON
                                                     CLEARBRIDGE    WESTERN ASSET     CLEARBRIDGE
                                                      VARIABLE     VARIABLE GLOBAL     VARIABLE
                                                     FUNDAMENTAL     HIGH YIELD        LARGE CAP                     MFS
                                     INTERNATIONAL  ALL CAP VALUE       BOND             VALUE           MFS      INVESTORS
                                        EQUITY     PORTFOLIO I (M)  PORTFOLIO II    PORTFOLIO I (N)    GROWTH       TRUST
                                     ------------- --------------- --------------- ----------------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends...........................   $ 12,694      $   90,339      $1,407,101       $  224,107     $    4,579  $   44,505
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.......    (14,616)        (81,160)       (267,206)        (109,752)       (54,355)    (46,325)
   Administrative expense...........     (1,054)         (5,742)        (18,436)          (7,757)        (3,729)     (3,162)
                                       --------      ----------      ----------       ----------     ----------  ----------
   Net investment income
     (loss).........................     (2,976)          3,437       1,121,459          106,598        (53,505)     (4,982)
                                       --------      ----------      ----------       ----------     ----------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..............    384,719       1,628,945       3,998,684        2,376,832      1,047,747   1,783,174
   Cost of investments sold.........    452,096       2,107,352       4,333,035        2,638,786      1,020,574   1,812,451
                                       --------      ----------      ----------       ----------     ----------  ----------
   Realized gains (losses) on fund
     shares.........................    (67,377)       (478,407)       (334,351)        (261,954)        27,173     (29,277)
Realized gain distributions.........         --              --              --               --             --          --
                                       --------      ----------      ----------       ----------     ----------  ----------
   Net realized gains (losses)......    (67,377)       (478,407)       (334,351)        (261,954)        27,173     (29,277)
Change in unrealized gains
  (losses)..........................    103,419       1,220,555       1,426,333          677,940        477,782     208,970
                                       --------      ----------      ----------       ----------     ----------  ----------
   Net realized and unrealized
     gains (losses) on
     investments....................     36,042         742,148       1,091,982          415,986        504,955     179,693
                                       --------      ----------      ----------       ----------     ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS........................   $ 33,066      $  745,585      $2,213,441       $  522,584     $  451,450  $  174,711
                                       ========      ==========      ==========       ==========     ==========  ==========

(m)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio - Class I
(n)Previously known as Legg Mason ClearBridge Variable Investors
   Portfolio-Class I

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                            MFS             MFS             MFS
                                     MFS         MFS         MFS         VARIABLE        VARIABLE        VARIABLE
                                  VARIABLE    VARIABLE     VARIABLE      INSURANCE       INSURANCE       INSURANCE
                                  INSURANCE   INSURANCE   INSURANCE        TRUST           TRUST           TRUST
                                    TRUST       TRUST       TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                 SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                 ----------- ----------- ------------ --------------- --------------- ---------------
                                                                                            MFS
                                                                            MFS          INVESTOR           MFS
                                   MFS NEW       MFS         MFS        HIGH INCOME    GROWTH STOCK   INVESTORS TRUST
                                  DISCOVERY   RESEARCH   TOTAL RETURN (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                 ----------- ----------- ------------ --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................... $       --   $ 16,925    $  461,462    $  497,750      $   28,375       $ 20,316
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................   (120,051)   (25,073)     (231,273)     (100,593)       (142,572)       (29,747)
   Administrative expense.......     (8,103)    (1,801)      (16,280)       (6,891)         (9,904)        (1,990)
                                 ----------   --------    ----------    ----------      ----------       --------
   Net investment income
     (loss).....................   (128,154)    (9,949)      213,909       390,266        (124,101)       (11,421)
                                 ----------   --------    ----------    ----------      ----------       --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........  2,459,497    391,201     3,576,355     1,443,914       1,977,186        508,174
   Cost of investments
     sold.......................  2,204,751    372,433     3,851,153     1,568,726       1,897,657        502,563
                                 ----------   --------    ----------    ----------      ----------       --------
   Realized gains (losses) on
     fund shares................    254,746     18,768      (274,798)     (124,812)         79,529          5,611
Realized gain distributions.....         --         --            --            --              --             --
                                 ----------   --------    ----------    ----------      ----------       --------
   Net realized gains
     (losses)...................    254,746     18,768      (274,798)     (124,812)         79,529          5,611
Change in unrealized gains
  (losses)......................  2,303,501    230,069     1,316,119       540,530       1,051,325        176,776
                                 ----------   --------    ----------    ----------      ----------       --------
   Net realized and unrealized
     gains (losses) on
     investments................  2,558,247    248,837     1,041,321       415,718       1,130,854        182,387
                                 ----------   --------    ----------    ----------      ----------       --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS.................... $2,430,093   $238,888    $1,255,230    $  805,984      $1,006,753       $170,966
                                 ==========   ========    ==========    ==========      ==========       ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                              OPPENHEIMER     OPPENHEIMER
                                                                                               VARIABLE        VARIABLE
                             MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    ACCOUNT FUNDS   ACCOUNT FUNDS
                            INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST (SERVICE SHARES (SERVICE SHARES
                            (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     ("SS"))         ("SS"))
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            --------------- --------------- --------------- --------------- --------------- ---------------
                                                                                                              OPPENHEIMER
                                MFS NEW        MFS TOTAL                                      OPPENHEIMER     MAIN STREET
                               DISCOVERY    RETURN (SERVICE  MFS UTILITIES     MFS VALUE        GLOBAL         SMALL CAP
                            (SERVICE CLASS)     CLASS)      (SERVICE CLASS) (SERVICE CLASS) SECURITIES (SS)    FUND (SS)
                            --------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................   $       --      $  307,679      $  163,468       $ 56,427       $  141,665      $  129,382
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk..................      (88,938)       (175,415)        (72,155)       (63,713)        (161,787)       (445,145)
   Administrative
     expense...............       (6,228)        (11,987)         (5,100)        (4,451)         (10,909)        (30,793)
                              ----------      ----------      ----------       --------       ----------      ----------
   Net investment
     income (loss).........      (95,166)        120,277          86,213        (11,737)         (31,031)       (346,556)
                              ----------      ----------      ----------       --------       ----------      ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................    1,717,844       2,067,842       1,455,139        919,500        3,189,607       7,688,297
   Cost of investments
     sold..................    1,559,309       2,309,489       1,490,571        954,379        3,397,462       7,584,118
                              ----------      ----------      ----------       --------       ----------      ----------
   Realized gains
     (losses) on fund
     shares................      158,535        (241,647)        (35,432)       (34,879)        (207,855)        104,179
Realized gain
  distributions............           --              --              --             --               --              --
                              ----------      ----------      ----------       --------       ----------      ----------
   Net realized gains
     (losses)..............      158,535        (241,647)        (35,432)       (34,879)        (207,855)        104,179
Change in unrealized gains
  (losses).................    1,833,389       1,018,249         494,179        445,421        1,595,077       6,045,272
                              ----------      ----------      ----------       --------       ----------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    1,991,924         776,602         458,747        410,542        1,387,222       6,149,451
                              ----------      ----------      ----------       --------       ----------      ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS                  $1,896,758      $  896,879      $  544,960       $398,805       $1,356,191      $5,802,895
                              ==========      ==========      ==========       ========       ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                OPPENHEIMER
                                  VARIABLE     PANORAMA SERIES    PIMCO        PIMCO        PIMCO       PIMCO
                               ACCOUNT FUNDS     FUND, INC.      VARIABLE    VARIABLE     VARIABLE     VARIABLE
                              (SERVICE SHARES  (SERVICE SHARES  INSURANCE    INSURANCE    INSURANCE   INSURANCE
                                  ("SS"))          ("SS"))        TRUST        TRUST        TRUST       TRUST
                                SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                              ---------------- --------------- ------------ -----------  ----------- ------------
                                OPPENHEIMER      OPPENHEIMER   FOREIGN BOND
                              SMALL- & MID-CAP  INTERNATIONAL  (US DOLLAR-     MONEY        PIMCO       PIMCO
                              GROWTH (SS) (O)    GROWTH (SS)     HEDGED)      MARKET     REAL RETURN TOTAL RETURN
                              ---------------- --------------- ------------ -----------  ----------- ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................     $     --        $ 24,063      $  417,345  $    23,696  $  429,109  $ 2,666,146
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................      (29,241)        (32,996)       (322,049)    (689,724)   (434,648)  (1,572,215)
   Administrative
     expense.................       (1,992)         (2,903)        (23,067)     (48,209)    (29,814)    (113,184)
                                  --------        --------      ----------  -----------  ----------  -----------
   Net investment income
     (loss)..................      (31,233)        (11,836)         72,229     (714,237)    (35,353)     980,747
                                  --------        --------      ----------  -----------  ----------  -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
   Realized gains (losses)
     on fund shares:.........
   Proceeds from sales.......      387,144         567,962       8,637,818   23,545,657   6,688,020   27,530,235
   Cost of investments
     sold....................      464,564         510,290       8,568,930   23,545,657   6,422,199   25,676,727
                                  --------        --------      ----------  -----------  ----------  -----------
   Realized gains (losses)
     on fund shares..........      (77,420)         57,672          68,888           --     265,821    1,853,508
Realized gain distributions..           --              --         593,265           --     242,275    3,162,091
                                  --------        --------      ----------  -----------  ----------  -----------
   Net realized gains
     (losses)................      (77,420)         57,672         662,153           --     508,096    5,015,599
Change in unrealized gains
  (losses)...................      568,572         262,817         764,830           --   1,427,364      957,969
                                  --------        --------      ----------  -----------  ----------  -----------
   Net realized and
     unrealized gains
     (losses) on
     investments.............      491,152         320,489       1,426,983           --   1,935,460    5,973,568
                                  --------        --------      ----------  -----------  ----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................     $459,919        $308,653      $1,499,212  $  (714,237) $1,900,107  $ 6,954,315
                                  ========        ========      ==========  ===========  ==========  ===========

--------
(o)Previously known as Oppenheimer MidCap Fund (SS)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                      PUTNAM       PUTNAM        RYDEX       RYDEX    T. ROWE PRICE
                                         PREMIER     VARIABLE     VARIABLE     VARIABLE    VARIABLE      EQUITY
                                           VIT         TRUST        TRUST        TRUST       TRUST    SERIES, INC.
                                       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                       -----------  ----------- ------------- ----------- ----------- -------------
                                          NACM                                 RYDEX VT
                                        SMALL CAP                    VT       NASDAQ 100   RYDEX VT
                                        PORTFOLIO       VT      INTERNATIONAL  STRATEGY     US LONG   T. ROWE PRICE
                                       CLASS I (L)  HIGH YIELD    VALUE (P)      FUND      SHORT (Q)  EQUITY INCOME
                                       -----------  ----------- ------------- ----------- ----------- -------------
NET INVESTMENT INCOME
  (LOSS)
Dividends............................. $    10,183  $  409,492   $  150,389    $     --    $     --    $  324,605
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.........     (39,502)    (74,868)     (62,255)    (18,960)    (42,177)     (252,981)
   Administrative expense.............      (2,805)     (5,315)      (4,568)     (1,313)     (2,926)      (17,342)
                                       -----------  ----------   ----------    --------    --------    ----------
   Net investment income (loss).......     (32,124)    329,309       83,566     (20,273)    (45,103)       54,282
                                       -----------  ----------   ----------    --------    --------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:.............................
   Proceeds from sales................  10,079,750   1,566,474    1,350,826     435,172     576,323     4,795,823
   Cost of investments sold...........  15,250,963   1,639,711    2,135,240     325,877     603,713     5,370,423
                                       -----------  ----------   ----------    --------    --------    ----------
   Realized gains (losses) on fund
     shares...........................  (5,171,213)    (73,237)    (784,414)    109,295     (27,390)     (574,600)
Realized gain distributions...........          --          --           --          --          --            --
                                       -----------  ----------   ----------    --------    --------    ----------
   Net realized gains (losses)........  (5,171,213)    (73,237)    (784,414)    109,295     (27,390)     (574,600)
Change in unrealized gains (losses)...   6,422,314     348,415      872,915     103,221     338,393     2,574,016
                                       -----------  ----------   ----------    --------    --------    ----------
   Net realized and unrealized gains
     (losses) on investments..........   1,251,101     275,178       88,501     212,516     311,003     1,999,416
                                       -----------  ----------   ----------    --------    --------    ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS.......................... $ 1,218,977  $  604,487   $  172,067    $192,243    $265,900    $2,053,698
                                       ===========  ==========   ==========    ========    ========    ==========

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010
(p)Previously known VT International Growth and Income
(q)Previously known as Rydex VT All-Cap Opportunity

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                     T. ROWE PRICE T. ROWE PRICE  T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE THE UNIVERSAL
                                        EQUITY        EQUITY         EQUITY          EQUITY      INTERNATIONAL INSTITUTIONAL
                                     SERIES, INC.  SERIES, INC.  SERIES, INC. II SERIES, INC. II SERIES, INC.   FUNDS, INC.
                                      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- --------------- --------------- ------------- -------------
                                     T. ROWE PRICE T. ROWE PRICE  T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE  VAN KAMPEN
                                        MID-CAP     NEW AMERICA     BLUE CHIP        EQUITY      INTERNATIONAL  UIF CAPITAL
                                        GROWTH        GROWTH        GROWTH II       INCOME II        STOCK        GROWTH
                                     ------------- ------------- --------------- --------------- ------------- -------------
NET INVESTMENT INCOME
  (LOSS)
Dividends...........................  $       --     $  6,085      $       --      $   512,734    $   53,916    $   17,276
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.......    (210,352)     (45,335)       (286,975)        (462,944)      (83,604)     (191,835)
   Administrative expense...........     (14,271)      (3,166)        (19,880)         (31,813)       (5,747)      (13,804)
                                      ----------     --------      ----------      -----------    ----------    ----------
   Net investment income
     (loss).........................    (224,623)     (42,416)       (306,855)          17,977       (35,435)     (188,363)
                                      ----------     --------      ----------      -----------    ----------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..............   3,471,470      841,245       4,626,362        7,531,344     1,442,118     4,097,667
   Cost of investments sold.........   2,995,761      754,815       4,343,080        8,634,919     1,511,305     3,030,031
                                      ----------     --------      ----------      -----------    ----------    ----------
   Realized gains (losses) on fund
     shares.........................     475,709       86,430         283,282       (1,103,575)      (69,187)    1,067,636
Realized gain distributions.........     741,642       69,973              --               --        17,972            --
                                      ----------     --------      ----------      -----------    ----------    ----------
   Net realized gains (losses)......   1,217,351      156,403         283,282       (1,103,575)      (51,215)    1,067,636
Change in unrealized gains
  (losses)..........................   2,328,324      422,637       2,665,932        5,024,403       838,787     1,677,372
                                      ----------     --------      ----------      -----------    ----------    ----------
   Net realized and unrealized
     gains (losses) on
     investments....................   3,545,675      579,040       2,949,214        3,920,828       787,572     2,745,008
                                      ----------     --------      ----------      -----------    ----------    ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS........................  $3,321,052     $536,624      $2,642,359      $ 3,938,805    $  752,137    $2,556,645
                                      ==========     ========      ==========      ===========    ==========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                 THE UNIVERSAL   THE UNIVERSAL   VAN ECK      VAN ECK       VAN ECK
                                 THE UNIVERSAL   INSTITUTIONAL   INSTITUTIONAL  WORLDWIDE    WORLDWIDE     WORLDWIDE
                                 INSTITUTIONAL    FUNDS, INC.     FUNDS, INC.   INSURANCE    INSURANCE     INSURANCE
                                  FUNDS, INC.     (CLASS II)      (CLASS II)      TRUST        TRUST         TRUST
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                 ------------- ----------------- ------------- ------------ ----------- ---------------
                                                                  VAN KAMPEN
                                  VAN KAMPEN      VAN KAMPEN     UIF U.S. REAL VAN ECK VIP  VAN ECK VIP   VAN ECK VIP
                                  UIF MID CAP     UIF CAPITAL       ESTATE       EMERGING   GLOBAL HARD    MULTI-MGR
                                    GROWTH     GROWTH (CLASS II)  (CLASS II)   MARKETS ( R) ASSETS (S)  ALTERNATIVE (T)
                                 ------------- ----------------- ------------- ------------ ----------- ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends.......................  $       --      $       --      $   375,473  $    54,269  $   41,952     $     --
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................     (49,717)        (37,738)        (280,155)    (119,170)   (150,858)     (33,128)
   Administrative expense.......      (3,629)         (2,684)         (18,862)      (8,271)    (10,138)      (2,360)
                                  ----------      ----------      -----------  -----------  ----------     --------
   Net investment income
     (loss).....................     (53,346)        (40,422)          76,456      (73,172)   (119,044)     (35,488)
                                  ----------      ----------      -----------  -----------  ----------     --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES)
  ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........   1,435,939       2,061,290        5,489,668    4,366,081   4,473,827      507,058
   Cost of investments sold.....   1,353,277       1,800,707        7,178,988    5,742,297   4,240,832      504,981
                                  ----------      ----------      -----------  -----------  ----------     --------
   Realized gains (losses) on
     fund shares................      82,662         260,583       (1,689,320)  (1,376,216)    232,995        2,077
Realized gain distributions.....          --              --               --           --          --           --
                                  ----------      ----------      -----------  -----------  ----------     --------
   Net realized gains
     (losses)...................      82,662         260,583       (1,689,320)  (1,376,216)    232,995        2,077
Change in unrealized gains
  (losses)......................     923,463         239,345        6,181,972    3,125,660   2,111,276      107,274
                                  ----------      ----------      -----------  -----------  ----------     --------
   Net realized and unrealized
     gains (losses) on
     investments................   1,006,125         499,928        4,492,652    1,749,444   2,344,271      109,351
                                  ----------      ----------      -----------  -----------  ----------     --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................  $  952,779      $  459,506      $ 4,569,108  $ 1,676,272  $2,225,227     $ 73,863
                                  ==========      ==========      ===========  ===========  ==========     ========

--------
(r)Previously known as Van Eck Worldwide Emerging Markets
(s)Previously known as Van Eck Worldwide Hard Assets
(t)Previously known as Van Eck Worldwide Multi-Mgr Alterntve-(Class I)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                               WELLS FARGO    WELLS FARGO
                                                              VARIABLE TRUST VARIABLE TRUST
                                                               SUB-ACCOUNT    SUB-ACCOUNT
                                                              -------------- --------------
                                                               WELLS FARGO    WELLS FARGO
                                                               ADVANTAGE VT   ADVANTAGE VT
                                                                DISCOVERY     OPPORTUNITY
                                                              -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................................   $       --     $   65,686
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk................................      (61,571)      (128,046)
   Administrative expense....................................       (4,203)        (8,771)
                                                                ----------     ----------
   Net investment income (loss)..............................      (65,774)       (71,131)
                                                                ----------     ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales.......................................    1,026,271      1,844,874
   Cost of investments sold..................................      842,544      2,259,218
                                                                ----------     ----------
   Realized gains (losses) on fund shares....................      183,727       (414,344)
Realized gain distributions..................................           --             --
                                                                ----------     ----------
   Net realized gains (losses)...............................      183,727       (414,344)
Change in unrealized gains (losses)..........................    1,109,072      2,242,940
                                                                ----------     ----------
   Net realized and unrealized gains (losses) on investments.    1,292,799      1,828,596
                                                                ----------     ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............   $1,227,025     $1,757,465
                                                                ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           THE ALGER                THE ALGER                 THE ALGER
                                    PORTFOLIOS (CLASS 1-2)    PORTFOLIOS (CLASS 1-2)   PORTFOLIOS (CLASS 1-2)
                                          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  -----------------------  ------------------------
                                             ALGER                    ALGER                     ALGER
                                     CAPITAL APPRECIATION        GROWTH & INCOME              LARGE CAP
                                          (CLASS I-2)              (CLASS I-2)           GROWTH (CLASS I-2)
                                   ------------------------  -----------------------  ------------------------
                                       2010         2009         2010        2009         2010         2009
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (143,519) $  (166,206) $      (791) $   63,066  $   (58,482) $   (64,866)
Net realized gains (losses).......     567,834        2,441     (202,419)   (521,185)     (60,385)    (610,468)
Change in unrealized gains
  (losses)........................   1,015,058    4,524,954      774,266   2,093,926      917,854    3,567,543
                                   -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,439,373    4,361,189      571,056   1,635,807      798,987    2,892,209
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     104,913      164,983       66,111      60,851       60,550       57,715
Benefit payments..................     (53,373)    (100,733)    (101,132)    (52,140)     (99,679)     (33,007)
Payments on termination...........  (1,404,589)  (1,173,579)  (1,009,407)   (887,082)  (1,196,834)    (917,549)
Loans--net........................       3,517       (3,485)       2,936        (500)       7,617       (4,651)
Policy maintenance charge.........     (10,835)     (12,001)      (5,489)     (6,444)      (7,412)      (8,183)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     559,236     (129,311)    (543,264)    (76,201)    (790,608)    (481,114)
                                   -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......    (801,131)  (1,254,126)  (1,590,245)   (961,516)  (2,026,366)  (1,386,789)
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................     638,242    3,107,063   (1,019,189)    674,291   (1,227,379)   1,505,420
NET ASSETS AT BEGINNING
  OF PERIOD.......................  12,890,907    9,783,844    6,826,687   6,152,396    8,817,037    7,311,617
                                   -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $13,529,149  $12,890,907  $ 5,807,498  $6,826,687  $ 7,589,658  $ 8,817,037
                                   ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,045,604    1,186,081      751,684     859,186      976,617    1,163,041
       Units issued...............     189,455      123,791       27,765      65,635       50,292       67,594
       Units redeemed.............    (247,402)    (264,268)    (201,656)   (173,137)    (265,416)    (254,018)
                                   -----------  -----------  -----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................     987,657    1,045,604      577,793     751,684      761,493      976,617
                                   ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           THE ALGER                 THE ALGER                THE ALGER
                                          PORTFOLIOS                PORTFOLIOS               PORTFOLIOS
                                          (CLASS 1-2)               (CLASS 1-2)               (CLASS S)
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ------------------------  ----------------------
                                             ALGER                     ALGER                    ALGER
                                        MID CAP GROWTH           SMALL CAP GROWTH       CAPITAL APPRECIATION
                                          (CLASS I-2)               (CLASS I-2)               (CLASS S)
                                   ------------------------  ------------------------  ----------------------
                                       2010         2009         2010         2009        2010        2009
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (238,266) $  (219,484) $  (162,162) $  (134,160) $  (51,250) $  (52,932)
Net realized gains (losses).......  (2,123,627)  (3,463,063)     401,201     (229,706)     68,048    (263,671)
Change in unrealized gains
  (losses)........................   4,784,038    9,419,593    2,060,807    3,621,581     385,164   1,618,571
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   2,422,145    5,737,046    2,299,846    3,257,715     401,962   1,301,968
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     132,919      191,301       58,884       74,365      22,575      15,854
Benefit payments..................     (67,970)     (82,275)     (34,767)     (85,566)    (57,412)         --
Payments on termination...........  (2,010,438)  (1,553,072)    (828,287)    (742,621)   (545,870)   (542,031)
Loans--net........................       2,820          551          521        1,224          49          49
Policy maintenance charge.........     (12,489)     (13,615)      (6,007)      (6,430)     (3,077)     (3,566)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................  (1,252,278)    (529,217)    (390,131)     332,437     225,772    (157,490)
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (3,207,436)  (1,986,327)  (1,199,787)    (426,591)   (357,963)   (687,184)
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (785,291)   3,750,719    1,100,059    2,831,124      43,999     614,784
NET ASSETS AT BEGINNING
  OF PERIOD.......................  16,508,408   12,757,689   10,733,272    7,902,148   3,954,566   3,339,782
                                   -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $15,723,117  $16,508,408  $11,833,331  $10,733,272  $3,998,565  $3,954,566
                                   ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,404,844    1,604,897    1,117,346    1,184,448     280,759     352,411
       Units issued...............      80,435      160,438      148,783      206,863      57,425      65,339
       Units redeemed.............    (333,326)    (360,491)    (266,936)    (273,965)    (84,210)   (136,991)
                                   -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period.......................   1,151,953    1,404,844      999,193    1,117,346     253,974     280,759
                                   ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                DWS INVESTMENT
                                                THE ALGER                 THE ALGER                VARIABLE
                                               PORTFOLIOS                PORTFOLIOS                INSURANCE
                                                (CLASS S)                 (CLASS S)               TRUST FUNDS
                                               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                        ------------------------  ------------------------  ----------------------
                                                  ALGER                     ALGER                     DWS
                                            LARGE CAP GROWTH           MID CAP GROWTH             EQUITY 500
                                                (CLASS S)                 (CLASS S)               INDEX VIP B
                                        ------------------------  ------------------------  ----------------------
                                            2010         2009         2010         2009        2010        2009
                                        -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (84,742) $   (74,418) $  (130,703) $  (121,261) $    3,942  $   31,916
Net realized gains (losses)............     331,087     (380,817)  (1,250,212)  (2,165,102)     45,118    (104,272)
Change in unrealized gains (losses)....     642,351    3,424,116    2,643,799    5,353,631     257,863     718,544
                                        -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  operations...........................     888,696    2,968,881    1,262,884    3,067,268     306,923     646,188
                                        -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      36,291       49,902       64,546       71,289      12,948       1,782
Benefit payments.......................     (39,957)     (79,326)     (42,520)    (116,595)     (9,096)         --
Payments on termination................  (1,335,436)  (1,117,092)  (1,456,993)    (789,466)   (612,029)   (258,407)
Loans--net.............................         364          379          101           81          --          --
Policy maintenance charge..............      (6,386)      (7,525)      (8,404)     (10,019)         --          --
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (492,772)     (43,009)    (542,954)      22,826    (155,928)    378,470
                                        -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (1,837,896)  (1,196,671)  (1,986,224)    (821,884)   (764,105)    121,845
                                        -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (949,200)   1,772,210     (723,340)   2,245,384    (457,182)    768,033
NET ASSETS AT BEGINNING OF
  PERIOD...............................   9,319,189    7,546,979    9,116,385    6,871,001   2,918,037   2,150,004
                                        -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $ 8,369,989  $ 9,319,189  $ 8,393,045  $ 9,116,385  $2,460,855  $2,918,037
                                        ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     819,283      967,485      936,808    1,052,086     239,880     219,698
       Units issued....................      54,198      161,032       66,697      247,714      12,623      74,912
       Units redeemed..................    (208,843)    (309,234)    (266,549)    (362,992)    (72,925)    (54,730)
                                        -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period............................     664,638      819,283      736,956      936,808     179,578     239,880
                                        ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           DWS INVESTMENT
                                              VARIABLE
                                              INSURANCE             DWS VARIABLE              DWS VARIABLE
                                             TRUST FUNDS              SERIES I                  SERIES I
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                        --------------------  ------------------------  -----------------------
                                            DWS SMALL CAP             DWS BOND                 DWS GLOBAL
                                             INDEX VIP B                VIP A             OPPORTUNITIES VIP A
                                        --------------------  ------------------------  -----------------------
                                           2010       2009        2010         2009         2010        2009
                                        ---------  ---------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (6,194) $     653  $   214,786  $   543,751  $   (85,577) $    7,687
Net realized gains (losses)............   (12,460)   (77,611)    (290,527)    (577,749)    (151,722)   (489,241)
Change in unrealized gains
  (losses).............................   171,788    202,818      455,072      662,862    1,859,574   2,919,367
                                        ---------  ---------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
  operations...........................   153,134    125,860      379,331      628,864    1,622,275   2,437,813
                                        ---------  ---------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     3,115          8       54,286       46,662       28,725      45,580
Benefit payments.......................        --         --      (75,697)     (39,124)     (67,780)    (10,816)
Payments on termination................  (135,166)   (43,374)  (1,081,252)  (1,250,051)    (869,881)   (514,235)
Loans--net.............................        --         --          (34)      (5,223)         592         583
Policy maintenance charge..............        --         --       (4,577)      (5,641)      (4,625)     (4,758)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    56,152   (128,804)     (99,451)    (342,516)    (520,657)     95,208
                                        ---------  ---------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
  contract transactions................   (75,899)  (172,170)  (1,206,725)  (1,595,893)  (1,433,626)   (388,438)
                                        ---------  ---------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    77,235    (46,310)    (827,394)    (967,029)     188,649   2,049,375
NET ASSETS AT BEGINNING OF
  PERIOD...............................   662,082    708,392    7,471,156    8,438,185    7,635,926   5,586,551
                                        ---------  ---------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $ 739,317  $ 662,082  $ 6,643,762  $ 7,471,156  $ 7,824,575  $7,635,926
                                        =========  =========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................    45,020     59,901      600,062      733,338      575,889     602,970
       Units issued....................     4,648      4,267       57,866       79,689       41,982      68,374
       Units redeemed..................    (9,235)   (19,148)    (150,468)    (212,965)    (141,547)    (95,455)
                                        ---------  ---------  -----------  -----------  -----------  ----------
   Units outstanding at end of
     period............................    40,433     45,020      507,460      600,062      476,324     575,889
                                        =========  =========  ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                        DWS VARIABLE             DWS VARIABLE             DWS VARIABLE
                                          SERIES I                 SERIES I                 SERIES II
                                         SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------------  -----------------------  ------------------------
                                             DWS                     DWS                       DWS
                                   GROWTH AND INCOME VIP A   INTERNATIONAL VIP A        BALANCED VIP A II
                                   ----------------------  -----------------------  ------------------------
                                      2010        2009        2010         2009         2010         2009
                                   ----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    3,392  $    6,088  $   20,776  $   106,230  $    89,887  $   133,335
Net realized gains (losses).......   (226,460)   (190,624)   (291,778)    (682,422)     (25,215)    (337,152)
Change in unrealized gains
  (losses)........................    368,175     578,972     219,206    1,476,205      381,940    1,243,775
                                   ----------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    145,107     394,436     (51,796)     900,013      446,612    1,039,958
                                   ----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     11,030       9,557      11,178       24,214       40,412       36,856
Benefit payments..................    (10,068)    (22,235)     (9,406)    (101,034)     (69,716)    (142,482)
Payments on termination...........   (268,608)   (182,497)   (301,081)    (301,034)    (708,229)    (986,478)
Loans--net........................        151         149          84          355          413          213
Policy maintenance charge.........     (1,295)     (1,367)     (1,451)      (1,830)      (4,483)      (5,270)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................   (140,412)    103,337     (92,820)    (888,901)    (343,763)    (154,462)
                                   ----------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (409,202)    (93,056)   (393,496)  (1,268,230)  (1,085,366)  (1,251,623)
                                   ----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (264,095)    301,380    (445,292)    (368,217)    (638,754)    (211,665)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  1,661,094   1,359,714   2,994,795    3,363,012    5,511,618    5,723,283
                                   ----------  ----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $1,396,999  $1,661,094  $2,549,503  $ 2,994,795  $ 4,872,864  $ 5,511,618
                                   ==========  ==========  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    197,643     210,620     349,333      517,233      532,599      672,259
       Units issued...............    125,480      34,963      55,304       31,232       18,242       49,831
       Units redeemed.............   (173,959)    (47,940)   (108,190)    (199,132)    (121,181)    (189,491)
                                   ----------  ----------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    149,164     197,643     296,447      349,333      429,660      532,599
                                   ==========  ==========  ==========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FEDERATED                 FEDERATED                 FEDERATED
                                               INSURANCE                 INSURANCE                 INSURANCE
                                                 SERIES                   SERIES                    SERIES
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        -----------------------  ------------------------  ------------------------
                                                                      FEDERATED FUND
                                               FEDERATED                 FOR U.S.               FEDERATED HIGH
                                                CAPITAL                 GOVERNMENT                INCOME BOND
                                             INCOME FUND II            SECURITIES II                FUND II
                                        -----------------------  ------------------------  ------------------------
                                            2010        2009         2010         2009         2010         2009
                                        -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........... $   173,072  $  183,058  $   708,964  $   938,929  $ 1,068,177  $ 1,443,357
Net realized gains (losses)............     (74,534)   (204,612)      57,303      (31,804)    (171,132)  (1,117,610)
Change in unrealized gains
  (losses).............................     268,922     962,960       58,948       16,758    1,019,143    5,537,892
                                        -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................     367,460     941,406      825,215      923,883    1,916,188    5,863,639
                                        -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...............................      14,716      20,669      202,986      371,363       71,352      120,796
Benefit payments.......................     (30,949)    (53,025)    (175,396)    (357,414)     (96,893)    (220,247)
Payments on termination................    (418,964)   (566,757)  (5,940,609)  (4,480,374)  (2,537,168)  (1,995,944)
Loans--net.............................          --          --        3,465       (4,464)         987       (8,324)
Policy maintenance charge..............      (2,448)     (2,875)     (10,905)     (13,320)      (9,204)      (9,760)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................    (705,496)    311,944       57,788     (845,861)    (494,343)    (470,910)
                                        -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................  (1,143,141)   (290,044)  (5,862,671)  (5,330,070)  (3,065,269)  (2,584,389)
                                        -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS...........................    (775,681)    651,362   (5,037,456)  (4,406,187)  (1,149,081)   3,279,250
NET ASSETS AT BEGINNING
  OF PERIOD............................   4,497,721   3,846,359   23,714,141   28,120,328   16,180,796   12,901,546
                                        -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $ 3,722,040  $4,497,721  $18,676,685  $23,714,141  $15,031,715  $16,180,796
                                        ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................     419,196     446,913    1,603,538    1,972,798    1,054,924    1,267,497
       Units issued....................      56,739      70,669      268,471      245,372      141,873      182,075
       Units redeemed..................    (168,134)    (98,386)    (663,114)    (614,632)    (334,082)    (394,648)
                                        -----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period............................     307,801     419,196    1,208,895    1,603,538      862,715    1,054,924
                                        ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           FIDELITY                  FIDELITY                  FIDELITY
                                           VARIABLE                  VARIABLE                  VARIABLE
                                           INSURANCE                 INSURANCE                 INSURANCE
                                         PRODUCTS FUND             PRODUCTS FUND             PRODUCTS FUND
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  ------------------------  ------------------------
                                              VIP                       VIP                       VIP
                                         ASSET MANAGER              CONTRAFUND               EQUITY-INCOME
                                   ------------------------  ------------------------  ------------------------
                                       2010         2009         2010         2009         2010         2009
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).......................... $    13,553  $    60,265  $  (141,923) $   (45,289) $    61,208  $   172,242
Net realized gains (losses).......     (82,750)    (524,426)  (1,759,129)  (3,492,091)  (1,554,325)  (3,229,611)
Change in unrealized gains
  (losses)........................     954,678    2,250,693    8,479,271   15,828,032    4,317,895    8,550,231
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................     885,481    1,786,532    6,578,219   12,290,652    2,824,778    5,492,862
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      79,675       63,888      368,553      399,406      127,091      244,205
Benefit payments..................     (89,985)    (108,805)    (439,250)    (253,202)    (314,027)    (270,507)
Payments on termination...........  (1,151,477)  (1,259,151)  (6,134,862)  (4,004,311)  (3,670,580)  (3,002,727)
Loans--net........................       3,396       (4,594)      17,181        4,628        4,753        8,631
Policy maintenance charge.........      (5,279)      (6,013)     (30,008)     (32,789)     (16,890)     (19,091)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............     158,231     (243,583)    (290,899)    (914,189)    (723,073)    (612,691)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,005,439)  (1,558,258)  (6,509,285)  (4,800,457)  (4,592,726)  (3,652,180)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (119,958)     228,274       68,934    7,490,195   (1,767,948)   1,840,682
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   7,755,034    7,526,760   47,724,885   40,234,690   24,583,637   22,742,955
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 7,635,076  $ 7,755,034  $47,793,819  $47,724,885  $22,815,689  $24,583,637
                                   ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     555,175      685,452    3,177,739    3,535,479    1,664,205    1,976,347
       Units issued...............      56,039       29,029      402,210      277,694       84,768      165,081
       Units redeemed.............    (121,543)    (159,306)    (802,410)    (635,434)    (389,270)    (477,223)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     489,671      555,175    2,777,539    3,177,739    1,359,703    1,664,205
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           FIDELITY                  FIDELITY                   FIDELITY
                                           VARIABLE                  VARIABLE                   VARIABLE
                                           INSURANCE                 INSURANCE                  INSURANCE
                                         PRODUCTS FUND             PRODUCTS FUND              PRODUCTS FUND
                                          SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                   ------------------------  ------------------------  --------------------------
                                          VIP GROWTH               VIP INDEX 500            VIP MONEY MARKET
                                   ------------------------  ------------------------  --------------------------
                                       2010         2009         2010         2009         2010          2009
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (215,938) $  (173,227) $    95,355  $   264,009  $   (509,611) $   (379,882)
Net realized gains (losses).......    (427,537)  (1,540,548)     261,102   (1,301,890)       20,891            --
Change in unrealized gains
  (losses)........................   4,214,382    5,646,060    3,068,191    6,779,141            --            --
                                   -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from operations.................   3,570,907    3,932,285    3,424,648    5,741,260      (488,720)     (379,882)
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     206,546      203,507      315,785      520,095       505,565       651,854
Benefit payments..................    (190,333)    (126,371)    (192,599)    (203,184)     (502,047)      (39,119)
Payments on termination...........  (2,299,451)  (1,933,028)  (3,427,699)  (3,091,343)  (13,697,629)  (15,543,858)
Loans--net........................       5,574         (489)       1,503         (140)      (16,519)        1,646
Policy maintenance charge.........     (17,369)     (19,441)     (22,834)     (25,996)      (20,477)      (24,722)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (909,497)    (699,726)    (703,267)  (1,391,346)    2,435,155    (1,920,913)
                                   -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from contract transactions......  (3,204,530)  (2,575,548)  (4,029,111)  (4,191,914)  (11,295,952)  (16,875,112)
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS......................     366,377    1,356,737     (604,463)   1,549,346   (11,784,672)  (17,254,993)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  18,477,603   17,120,866   29,106,234   27,556,888    44,203,743    61,458,736
                                   -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
  PERIOD.......................... $18,843,980  $18,477,603  $28,501,771  $29,106,234  $ 32,419,071  $ 44,203,743
                                   ===========  ===========  ===========  ===========  ============  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   2,026,904    2,282,374    3,134,021    3,670,759     3,577,322     4,923,162
       Units issued...............      81,938      180,973      166,799      310,838     1,925,613     2,156,454
       Units redeemed.............    (408,974)    (436,443)    (589,254)    (847,576)   (2,830,768)   (3,502,294)
                                   -----------  -----------  -----------  -----------  ------------  ------------
   Units outstanding at end of
     period.......................   1,699,868    2,026,904    2,711,566    3,134,021     2,672,167     3,577,322
                                   ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                    FIDELITY                 FIDELITY
                                           FIDELITY                 VARIABLE                 VARIABLE
                                           VARIABLE                 INSURANCE                INSURANCE
                                           INSURANCE              PRODUCTS FUND            PRODUCTS FUND
                                         PRODUCTS FUND          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ----------------------  ------------------------
                                                                VIP ASSET MANAGER         VIP CONTRAFUND
                                         VIP OVERSEAS           (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                   ------------------------  ----------------------  ------------------------
                                       2010         2009        2010        2009         2010         2009
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (24,266) $    75,563  $   (5,779) $   23,867  $  (150,750) $   (98,506)
Net realized gains (losses).......    (580,521)  (1,046,013)    (30,192)   (404,718)  (1,415,486)  (3,953,313)
Change in unrealized gains
  (losses)........................   1,851,914    3,644,222     558,196   1,338,221    5,206,623   10,820,626
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,247,127    2,673,772     522,225     957,370    3,640,387    6,768,807
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     124,401      168,281      21,891      20,207      175,706      206,397
Benefit payments..................     (76,091)    (102,306)    (22,967)         --     (139,879)    (129,184)
Payments on termination...........  (1,671,842)  (1,188,466)   (573,604)   (571,881)  (3,195,919)  (2,755,113)
Loans--net........................         997        1,204         957         820         (160)         340
Policy maintenance charge.........      (6,965)      (7,949)    (11,767)    (13,268)     (61,115)     (68,206)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (602,895)    (290,199)     99,314     (58,049)      57,167     (905,507)
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,232,395)  (1,419,435)   (486,176)   (622,171)  (3,164,200)  (3,651,273)
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (985,268)   1,254,337      36,049     335,199      476,187    3,117,534
NET ASSETS AT BEGINNING
  OF PERIOD.......................  13,467,350   12,213,013   4,536,234   4,201,035   26,679,407   23,561,873
                                   -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $12,482,082  $13,467,350  $4,572,283  $4,536,234  $27,155,594  $26,679,407
                                   ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,192,275    1,325,543     410,695     481,995    2,144,259    2,526,068
       Units issued...............     114,510      137,179      72,024      89,185      220,749      369,448
       Units redeemed.............    (304,117)    (270,447)   (113,969)   (160,485)    (469,092)    (751,257)
                                   -----------  -----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................   1,002,668    1,192,275     368,750     410,695    1,895,916    2,144,259
                                   ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           FIDELITY                  FIDELITY                  FIDELITY
                                           VARIABLE                  VARIABLE                  VARIABLE
                                           INSURANCE                 INSURANCE                 INSURANCE
                                         PRODUCTS FUND             PRODUCTS FUND             PRODUCTS FUND
                                       (SERVICE CLASS 2)         (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  ------------------------  ------------------------
                                              VIP
                                         EQUITY-INCOME              VIP GROWTH               VIP INDEX 500
                                       (SERVICE CLASS 2)         (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                   ------------------------  ------------------------  ------------------------
                                       2010         2009         2010         2009         2010         2009
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $     5,523  $    91,709  $  (166,384) $  (135,516) $    27,513  $   198,484
Net realized gains (losses).......  (1,202,114)  (3,016,440)      87,523     (607,405)     115,134   (1,360,868)
Change in unrealized gains
  (losses)........................   3,925,884    8,026,073    2,302,752    3,145,463    3,400,488    7,126,622
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   2,729,293    5,101,342    2,223,891    2,402,542    3,543,135    5,964,238
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     235,162      100,221      212,296      134,490      318,746      346,362
Benefit payments..................     (91,083)    (201,857)     (86,696)     (42,963)    (127,706)    (110,696)
Payments on termination...........  (2,488,505)  (2,069,830)  (1,754,535)  (1,318,998)  (3,307,121)  (2,948,042)
Loans--net........................       1,830        1,802       (1,182)          --       (4,495)         225
Policy maintenance charge.........     (39,292)     (43,839)      (5,732)      (6,541)     (85,529)     (94,970)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (278,373)    (914,022)    (132,373)     228,019     (711,664)    (676,101)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,660,261)  (3,127,525)  (1,768,222)  (1,005,993)  (3,917,769)  (3,483,222)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................      69,032    1,973,817      455,669    1,396,549     (374,634)   2,481,016
NET ASSETS AT BEGINNING
  OF PERIOD.......................  22,297,702   20,323,885   11,501,270   10,104,721   29,364,919   26,883,903
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $22,366,734  $22,297,702  $11,956,939  $11,501,270  $28,990,285  $29,364,919
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   2,330,618    2,716,945    1,175,865    1,305,177    2,959,521    3,369,404
       Units issued...............     217,844      306,592      120,272      161,362      226,768      451,946
       Units redeemed.............    (481,862)    (692,919)    (288,291)    (290,674)    (597,964)    (861,829)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................   2,066,600    2,330,618    1,007,846    1,175,865    2,588,325    2,959,521
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           FIDELITY                   FIDELITY                   FIDELITY
                                           VARIABLE                   VARIABLE                   VARIABLE
                                           INSURANCE                  INSURANCE                  INSURANCE
                                         PRODUCTS FUND              PRODUCTS FUND              PRODUCTS FUND
                                       (SERVICE CLASS 2)          (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                          SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                   ------------------------  --------------------------  ------------------------
                                        VIP INVESTMENT                VIP MONEY
                                          GRADE BOND                   MARKET                  VIP OVERSEAS
                                       (SERVICE CLASS 2)          (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                   ------------------------  --------------------------  ------------------------
                                       2010         2009         2010          2009          2010         2009
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   655,904  $ 2,765,206  $   (670,006) $   (583,628) $  (106,742) $    80,523
Net realized gains (losses).......     764,574     (382,518)       24,219            --   (1,423,885)  (3,297,414)
Change in unrealized gains
  (losses)........................     916,849    2,610,683            --            --    4,039,078    8,521,126
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   2,337,327    4,993,371      (645,787)     (583,628)   2,508,451    5,304,235
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     153,721      170,770       302,772       495,065      125,555      191,424
Benefit payments..................    (265,427)    (517,321)     (245,690)     (135,716)    (177,084)    (205,005)
Payments on termination...........  (5,117,565)  (5,679,976)  (10,380,204)  (11,087,998)  (2,870,364)  (2,372,043)
Loans--net........................       1,258        1,943           216           213          291        1,059
Policy maintenance charge.........     (71,644)     (83,214)     (118,117)     (144,377)     (65,553)     (76,351)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     819,635    1,642,188       226,919     2,172,645   (1,273,732)    (682,578)
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (4,480,022)  (4,465,610)  (10,214,104)   (8,700,168)  (4,260,887)  (3,143,494)
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (2,142,695)     527,761   (10,859,891)   (9,283,796)  (1,752,436)   2,160,741
NET ASSETS AT BEGINNING
  OF PERIOD.......................  40,732,216   40,204,455    49,016,190    58,299,986   26,123,311   23,962,570
                                   -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $38,589,521  $40,732,216  $ 38,156,299  $ 49,016,190  $24,370,875  $26,123,311
                                   ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   3,380,195    3,789,300     4,574,909     5,382,717    2,212,100    2,520,692
       Units issued...............     502,855      699,679     1,379,575     2,330,821      257,066      426,818
       Units redeemed.............    (851,654)  (1,108,784)   (2,339,201)   (3,138,629)    (609,481)    (735,410)
                                   -----------  -----------  ------------  ------------  -----------  -----------
   Units outstanding at end of
     period.......................   3,031,396    3,380,195     3,615,283     4,574,909    1,859,685    2,212,100
                                   ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             GOLDMAN SACHS           GOLDMAN SACHS
                                               VARIABLE                VARIABLE
                                               INSURANCE               INSURANCE                 INVESCO
                                                 TRUST                   TRUST             INVESTMENT SERVICES
                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                        ----------------------  ----------------------  ------------------------
                                             VIT STRATEGIC          VIT STRUCTURED
                                             INTERNATIONAL             SMALL CAP              INVESCO V. I.
                                                EQUITY                  EQUITY               BASIC VALUE (A)
                                        ----------------------  ----------------------  ------------------------
                                           2010        2009        2010        2009         2010         2009
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (1,374) $    8,702  $  (16,938) $   (3,491) $   (96,185) $     9,149
Net realized gains (losses)............   (147,680)   (207,940)    (57,563)   (282,687)  (1,197,869)  (2,264,688)
Change in unrealized gains (losses)....    292,184     668,827     511,062     626,288    1,774,325    6,073,371
                                        ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................    143,130     469,589     436,561     340,110      480,271    3,817,832
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      4,154       2,850       1,963       2,398       75,440       57,606
Benefit payments.......................     (3,853)    (10,272)    (39,527)    (11,526)     (26,492)     (85,318)
Payments on termination................   (506,435)   (179,510)   (272,273)   (194,055)  (1,865,958)  (1,204,431)
Loans--net.............................        527         460           1          (1)         177          100
Policy maintenance charge..............       (651)       (749)       (577)       (649)      (4,024)      (4,422)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     11,993      37,684     (92,479)    132,637     (259,077)    (508,755)
                                        ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................   (494,265)   (149,537)   (402,892)    (71,196)  (2,079,934)  (1,745,220)
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................   (351,135)    320,052      33,669     268,914   (1,599,663)   2,072,612
NET ASSETS AT BEGINNING OF
  PERIOD...............................  2,217,027   1,896,975   1,724,818   1,455,904   11,154,158    9,081,546
                                        ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $1,865,892  $2,217,027  $1,758,487  $1,724,818  $ 9,554,495  $11,154,158
                                        ==========  ==========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    236,444     256,702     127,365     135,307    1,284,629    1,523,804
       Units issued....................     18,945      32,270       9,674      29,912      125,561      208,582
       Units redeemed..................    (72,365)    (52,528)    (35,661)    (37,854)    (369,073)    (447,757)
                                        ----------  ----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period............................    183,024     236,444     101,378     127,365    1,041,117    1,284,629
                                        ==========  ==========  ==========  ==========  ===========  ===========

--------
(a)Previously known as AIM V. I. Basic Value

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              INVESCO                    INVESCO                     INVESCO
                                        INVESTMENT SERVICES        INVESTMENT SERVICES         INVESTMENT SERVICES
                                            SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                        -----------------------  -------------------------  ------------------------
                                           INVESCO V. I.               INVESCO VAN           INVESCO VAN KAMPEN V.I.
                                        CAPITAL APPRECIATION (B) KAMPEN V.I. HIGH YIELD (C)  U.S. MID CAP VALUE (D)
                                        -----------------------  -------------------------  ------------------------
                                          2010         2009          2010         2009          2010         2009
                                         --------     --------   -----------   ----------   -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $ (4,404)    $ (4,443)   $   326,910   $  276,868   $  (128,003) $   (47,571)
Net realized gains (losses)............  (20,243)     (34,314)       348,118      268,383    (1,452,485)  (3,826,933)
Change in unrealized gains (losses)....   88,407      123,767       (306,097)     765,656     5,640,721   10,139,646
                                         --------     --------   -----------   ----------   -----------  -----------
Increase (decrease) in net assets from
  operations...........................   63,760       85,010        368,931    1,310,907     4,060,233    6,265,142
                                         --------     --------   -----------   ----------   -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................    2,921          668          6,737       12,650        53,929       83,440
Benefit payments.......................   (2,424)      (8,960)       (69,509)     (70,535)     (129,947)    (108,492)
Payments on termination................  (71,886)     (37,891)      (982,467)    (734,518)   (3,916,605)  (2,395,281)
Loans--net.............................       --           --             --           --          (372)       1,004
Policy maintenance charge..............       --           --           (719)        (829)       (7,302)      (7,908)
Transfers among the sub-accounts and
  with the Fixed Account--net..........  (13,834)      12,685          3,657     (178,190)     (764,435)  (1,162,804)
                                         --------     --------   -----------   ----------   -----------  -----------
Increase (decrease) in net assets from
  contract transactions................  (85,223)     (33,498)    (1,042,301)    (971,422)   (4,764,732)  (3,590,041)
                                         --------     --------   -----------   ----------   -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................  (21,463)      51,512       (673,370)     339,485      (704,499)   2,675,101
NET ASSETS AT BEGINNING OF
  PERIOD...............................  541,218      489,706      3,961,834    3,622,349    22,531,372   19,856,271
                                         --------     --------   -----------   ----------   -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $519,755     $541,218    $ 3,288,464   $3,961,834   $21,826,873  $22,531,372
                                         ========     ========   ===========   ==========   ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................   70,584       76,077        313,062      402,284     1,670,413    2,014,830
       Units issued....................    1,928        7,546         29,965       22,438       137,266      183,839
       Units redeemed..................  (12,838)     (13,039)      (107,686)    (111,660)     (458,436)    (528,256)
                                         --------     --------   -----------   ----------   -----------  -----------
   Units outstanding at end of
     period............................   59,674       70,584        235,341      313,062     1,349,243    1,670,413
                                         ========     ========   ===========   ==========   ===========  ===========

--------
(b)Previously known as AIM V. I. Capital Appreciation
(c)Previously known as Van Kampen UIF High Yield
(d)Previously known as Van Kampen UIF U.S. Mid Cap Value

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           INVESCO INVESTMENT      INVESCO INVESTMENT          INVESCO INVESTMENT
                                           SERVICES SERIES II      SERVICES SERIES II          SERVICES SERIES II
                                              SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
                                        -----------------------  --------------------------  ----------------------
                                             INVESCO V. I.            INVESCO V. I.               INVESCO V. I.
                                           BASIC VALUE II (E)    CAPITAL APPRECIATION II (F)   CORE EQUITY II (G)
                                        -----------------------  --------------------------  ----------------------
                                           2010         2009        2010          2009          2010        2009
                                        ----------  -----------   ----------    ----------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (75,067) $   (23,474) $  (17,962)   $  (21,442)   $  (37,056) $   (1,771)
Net realized gains (losses)............   (584,268)  (1,386,153)    (58,254)     (135,469)       35,776    (262,116)
Change in unrealized gains (losses)....    960,994    3,644,515     274,779       431,836       368,332   1,427,294
                                        ----------  -----------   ----------    ----------   ----------  ----------
Increase (decrease) in net assets from
  operations...........................    301,659    2,234,888     198,563       274,925       367,052   1,163,407
                                        ----------  -----------   ----------    ----------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     22,042       30,487      11,321        11,394        31,565      39,312
Benefit payments.......................    (20,041)     (28,763)     (4,902)         (826)      (31,565)    (74,513)
Payments on termination................   (648,424)    (593,363)   (211,159)     (197,362)     (477,727)   (521,815)
Loans--net.............................       (188)         206         640           538           433         426
Policy maintenance charge..............    (17,053)     (19,653)     (1,876)       (2,121)      (11,202)    (13,407)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     29,583     (554,644)    (84,824)      (43,263)     (110,759)   (247,392)
                                        ----------  -----------   ----------    ----------   ----------  ----------
Increase (decrease) in net assets from
  contract transactions................   (634,081)  (1,165,730)   (290,800)     (231,640)     (599,255)   (817,389)
                                        ----------  -----------   ----------    ----------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................   (332,422)   1,069,158     (92,237)       43,285      (232,203)    346,018
NET ASSETS AT BEGINNING OF
  PERIOD...............................  6,570,521    5,501,363   1,780,675     1,737,390     5,165,575   4,819,557
                                        ----------  -----------   ----------    ----------   ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $6,238,099  $ 6,570,521  $1,688,438    $1,780,675    $4,933,372  $5,165,575
                                        ==========  ===========   ==========    ==========   ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    771,808      940,356     210,462       243,862       521,664     613,296
       Units issued....................    119,587      134,567      13,989        15,466        42,396     117,557
       Units redeemed..................   (195,087)    (303,115)    (48,438)      (48,866)     (101,131)   (209,189)
                                        ----------  -----------   ----------    ----------   ----------  ----------
   Units outstanding at end of
     period............................    696,308      771,808     176,013       210,462       462,929     521,664
                                        ==========  ===========   ==========    ==========   ==========  ==========

--------
(e)Previously known as AIM V. I. Basic Value II
(f)Previously known as AIM V. I. Capital Appreciation II
(g)Previously known as AIM V. I. Core Equity II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           INVESCO INVESTMENT         INVESCO INVESTMENT       INVESCO INVESTMENT
                                           SERVICES SERIES II         SERVICES SERIES II       SERVICES SERIES II
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ------------------------   -----------------------  ------------------------
                                        INVESCO V. I. MID CAP CORE INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                              EQUITY II (H)           GOVERNMENT II (I)     GROWTH AND INCOME II (J)
                                        ------------------------   -----------------------  ------------------------
                                            2010          2009        2010         2009         2010         2009
                                        -----------   -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (127,115)  $   (53,616) $ (127,672) $   452,148  $  (523,357) $   722,806
Net realized gains (losses)............    (134,319)     (726,663)      9,597      (68,992)    (599,312)  (2,851,884)
Change in unrealized gains (losses)....   1,453,356     3,192,666     418,221     (471,798)   4,788,457    9,294,865
                                        -----------   -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................   1,191,922     2,412,387     300,146      (88,642)   3,665,788    7,165,787
                                        -----------   -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      56,603        52,771      34,002      109,283      225,713      226,336
Benefit payments.......................     (19,733)      (67,825)     (4,245)    (132,325)    (287,929)    (415,842)
Payments on termination................    (961,101)   (1,049,487)   (713,361)  (1,224,182)  (5,663,246)  (4,124,919)
Loans--net.............................         139           247         (59)        (414)       3,393          133
Policy maintenance charge..............     (32,000)      (35,267)    (19,237)     (20,147)     (62,735)     (69,520)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     145,447      (566,812)    548,690   (1,361,309)    (562,707)    (450,961)
                                        -----------   -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................    (810,645)   (1,666,373)   (154,210)  (2,629,094)  (6,347,511)  (4,834,773)
                                        -----------   -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................     381,277       746,014     145,936   (2,717,736)  (2,681,723)   2,331,014
NET ASSETS AT BEGINNING OF
  PERIOD...............................  10,557,879     9,811,865   8,876,604   11,594,340   38,997,827   36,666,813
                                        -----------   -----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $10,939,156   $10,557,879  $9,022,540  $ 8,876,604  $36,316,104  $38,997,827
                                        ===========   ===========  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     864,101     1,026,822     809,001    1,047,635    3,407,638    3,915,348
      Units issued.....................      93,516       112,614     203,752      318,768      313,378      539,889
      Units redeemed...................    (158,254)     (275,335)   (215,967)    (557,402)    (846,585)  (1,047,599)
                                        -----------   -----------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period............................     799,363       864,101     796,786      809,001    2,874,431    3,407,638
                                        ===========   ===========  ==========  ===========  ===========  ===========

--------
(h)Previously known as AIM V. I. Mid Cap Core Equity II
(i)Previously known as LIT Government (Class II)
(j)Previously known as LIT Growth and Income (Class II)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           INVESCO INVESTMENT           J.P. MORGAN             J.P. MORGAN
                                           SERVICES SERIES II         SERIES TRUST II         SERIES TRUST II
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                        ------------------------  --------------------------  ---------------
                                         INVESCO VAN KAMPEN V.I.          JPMORGAN
                                          MID CAP GROWTH II (K)   IT SMALL CAP CORE PORTFOLIO  SMALL COMPANY
                                        ------------------------  --------------------------  ---------------
                                            2010         2009        2010       2009 (W) (U)   2009 (U) (V)
                                        -----------  -----------   ----------   ------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (115,467) $   (89,893) $  (24,709)    $  (12,856)    $     1,747
Net realized gains (losses)............    (161,942)  (1,353,353)    (50,801)       (67,182)        (74,821)
Change in unrealized gains (losses)....   1,978,629    3,939,648     444,434       (318,559)        768,131
                                        -----------  -----------   ----------    ----------     -----------
Increase (decrease) in net assets
  from operations......................   1,701,220    2,496,402     368,924       (398,597)        695,057
                                        -----------  -----------   ----------    ----------     -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      30,393       28,563         758            993             586
Benefit payments.......................     (17,735)    (122,160)    (14,715)       (13,745)         (3,112)
Payments on termination................  (1,185,343)    (833,139)   (396,027)      (134,502)        (56,958)
Loans--net.............................         567          681         336         (1,287)            210
Policy maintenance charge..............      (3,411)      (3,417)       (699)          (598)           (191)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................     616,488      967,258      (7,775)     2,317,025      (2,397,214)
                                        -----------  -----------   ----------    ----------     -----------
Increase (decrease) in net assets from
  contract transactions................    (559,041)      37,786    (418,122)     2,167,886      (2,456,679)
                                        -----------  -----------   ----------    ----------     -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................   1,142,179    2,534,188     (49,198)     1,769,289      (1,761,622)
NET ASSETS AT BEGINNING OF
  PERIOD...............................   7,211,211    4,677,023   1,769,289             --       1,761,622
                                        -----------  -----------   ----------    ----------     -----------
NET ASSETS AT END OF
  PERIOD............................... $ 8,353,390  $ 7,211,211  $1,720,091     $1,769,289     $        --
                                        ===========  ===========   ==========    ==========     ===========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     614,321      613,401     141,494             --         170,180
       Units issued....................     153,494      288,002       4,615        313,594           2,087
       Units redeemed..................    (199,585)    (287,082)    (36,200)      (172,100)       (172,267)
                                        -----------  -----------   ----------    ----------     -----------
   Units outstanding at end of
     period............................     568,230      614,321     109,909        141,494              --
                                        ===========  ===========   ==========    ==========     ===========

--------
(k)Previously known as LIT Mid Cap Growth (Class II)
(u)On April 24, 2009, JP Morgan Small company merged into JPMorgan IT Small Cap Core Portfolio
(v)For the period beginning January 1, 2009 and ended April 24, 2009
(w)For the period beginning April 25, 2009 and ended December 31, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                     JANUS ASPEN               JANUS ASPEN               JANUS ASPEN
                                       SERIES                    SERIES                    SERIES
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                              ------------------------  ------------------------  ------------------------
                                      BALANCED                 ENTERPRISE               FLEXIBLE BOND
                              ------------------------  ------------------------  ------------------------
                                  2010         2009         2010         2009         2010         2009
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)..................... $   406,795  $   481,292  $  (251,796) $  (228,831) $   369,058  $   481,321
Net realized gains (losses)..     754,932    1,231,017      (25,527)  (1,250,863)     754,012       71,378
Change in unrealized gains
  (losses)...................     814,411    5,083,769    4,239,874    7,103,955      (78,120)   1,239,476
                              -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from operations.....   1,976,138    6,796,078    3,962,551    5,624,261    1,044,950    1,792,175
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................     239,478      216,311      143,712      164,078      127,638       69,830
Benefit payments.............    (230,134)    (390,943)    (114,750)    (219,326)    (101,889)    (150,105)
Payments on termination......  (5,149,970)  (4,508,678)  (1,793,940)  (1,341,195)  (2,996,702)  (2,067,355)
Loans--net...................      (4,628)       4,592        3,976        2,436      (11,908)       1,887
Policy maintenance charge....     (23,053)     (26,912)     (16,674)     (18,178)      (7,311)      (8,407)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........     (76,639)    (330,596)    (671,008)    (625,725)     624,796      271,794
                              -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions...............  (5,244,946)  (5,036,226)  (2,448,684)  (2,037,910)  (2,365,376)  (1,882,356)
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS..............  (3,268,808)   1,759,852    1,513,867    3,586,351   (1,320,426)     (90,181)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................  33,432,603   31,672,751   18,387,066   14,800,715   16,680,138   16,770,319
                              -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD..................... $30,163,795  $33,432,603  $19,900,933  $18,387,066  $15,359,712  $16,680,138
                              ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....   1,746,537    2,015,226    1,430,223    1,598,577      960,547    1,076,260
       Units issued..........     115,219      137,673      119,523      111,139      126,234      161,978
       Units redeemed........    (388,362)    (406,362)    (294,690)    (279,493)    (253,114)    (277,691)
                              -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...............   1,473,394    1,746,537    1,255,056    1,430,223      833,667      960,547
                              ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                         JANUS ASPEN               JANUS ASPEN               JANUS ASPEN
                                            SERIES                   SERIES                    SERIES
                                         SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   -----------------------  ------------------------  ------------------------
                                            FORTY                     JANUS
                                          PORTFOLIO                 PORTFOLIO                 WORLDWIDE
                                   -----------------------  ------------------------  ------------------------
                                       2010        2009         2010         2009         2010         2009
                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (53,161) $  (66,840) $   (50,059) $  (126,633) $  (132,415) $    (4,822)
Net realized gains (losses).......     179,411    (157,499)    (290,500)  (1,115,348)    (463,953)  (1,228,376)
Change in unrealized gains
  (losses)........................      56,251   1,818,971    2,046,426    5,423,321    2,525,236    5,615,187
                                   -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................     182,501   1,594,632    1,705,867    4,181,340    1,928,868    4,381,989
                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................       9,399      11,372      137,226      139,471      123,737      141,166
Benefit payments..................     (18,220)     (3,102)    (318,163)    (193,764)    (172,342)    (148,581)
Payments on termination...........    (845,697)   (787,284)  (1,855,419)  (1,738,295)  (1,947,404)  (1,664,758)
Loans--net........................        (775)        346        1,678       (1,399)       4,961        5,257
Policy maintenance charge.........        (683)       (737)     (14,837)     (16,923)     (15,092)     (17,037)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (167,784)     50,024     (574,113)    (584,372)  (1,667,335)     487,313
                                   -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,023,760)   (729,381)  (2,623,628)  (2,395,282)  (3,673,475)  (1,196,640)
                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (841,259)    865,251     (917,761)   1,786,058   (1,744,607)   3,185,349
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   5,046,132   4,180,881   15,583,659   13,797,601   16,732,550   13,547,201
                                   -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 4,204,873  $5,046,132  $14,665,898  $15,583,659  $14,987,943  $16,732,550
                                   ===========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     346,425     413,816    1,315,074    1,560,530    1,539,760    1,562,004
       Units issued...............      27,595      52,954       72,972       84,097       50,518      310,298
       Units redeemed.............     (99,379)    (12,034)    (289,960)    (329,553)    (447,034)    (332,542)
                                   -----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     274,641     346,425    1,098,086    1,315,074    1,143,244    1,539,760
                                   ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               JANUS ASPEN              JANUS ASPEN             JANUS ASPEN
                                                 SERIES                   SERIES                   SERIES
                                            (SERVICE SHARES)         (SERVICE SHARES)         (SERVICE SHARES)
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                        ------------------------  ----------------------  -----------------------
                                                                                                   INTECH
                                                                           FORTY                RISK-MANAGED
                                                BALANCED                 PORTFOLIO             CORE PORTFOLIO
                                            (SERVICE SHARES)         (SERVICE SHARES)         (SERVICE SHARES)
                                        ------------------------  ----------------------  -----------------------
                                            2010         2009        2010        2009       2010 (L)      2009
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    88,343  $   104,872  $  (82,820) $  (88,564) $    32,120  $  (13,671)
Net realized gains (losses)............     128,487      215,163     126,601    (324,088)    (838,440)   (486,546)
Change in unrealized gains (losses)....     364,389    1,614,436     190,216   2,365,707      983,060   1,065,211
                                        -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  operations...........................     581,219    1,934,471     233,997   1,953,055      176,740     564,994
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      50,859       54,981      25,066      42,871       13,496      73,172
Benefit payments.......................     (31,017)     (59,383)    (30,783)    (12,815)      (1,933)         --
Payments on termination................  (1,185,544)  (1,303,992)   (828,922)   (729,068)     (86,491)   (355,099)
Loans--net.............................        (146)         225        (239)         49            4          49
Policy maintenance charge..............     (20,799)     (23,346)    (12,267)    (12,702)      (2,021)    (10,315)
Transfers among the sub-accounts and
  with the Fixed
  Account--net.........................     (14,328)   1,271,686     (70,227)     64,642   (3,431,124)   (315,358)
                                        -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (1,200,975)     (59,829)   (917,372)   (647,023)  (3,508,069)   (607,551)
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (619,756)   1,874,642    (683,375)  1,306,032   (3,331,329)    (42,557)

NET ASSETS AT BEGINNING OF
  PERIOD...............................  10,072,918    8,198,276   6,488,513   5,182,481    3,331,329   3,373,886
                                        -----------  -----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $ 9,453,162  $10,072,918  $5,805,138  $6,488,513  $        --  $3,331,329
                                        ===========  ===========  ==========  ==========  ===========  ==========

UNITS OUTSTANDING
Units outstanding at beginning of
  period...............................     743,228      748,055     448,706     515,392      312,525     382,019
      Units issued.....................      80,197      237,272      88,295     130,889        8,750      36,756
      Units redeemed...................    (167,847)    (242,099)   (154,088)   (197,575)    (321,275)   (106,250)
                                        -----------  -----------  ----------  ----------  -----------  ----------
   Units outstanding at end of
     period............................     655,578      743,228     382,913     448,706           --     312,525
                                        ===========  ===========  ==========  ==========  ===========  ==========

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  JANUS ASPEN               JANUS ASPEN          JANUS ASPEN
                                                    SERIES                    SERIES                SERIES
                                               (SERVICE SHARES)          (SERVICE SHARES)      (SERVICE SHARES)
                                                  SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------------  ------------------------  ----------------
                                                                              PERKINS              PERKINS
                                                                              MID CAP           SMALL COMPANY
                                                                          VALUE PORTFOLIO      VALUE PORTFOLIO
                                           OVERSEAS (SERVICE SHARES)     (SERVICE SHARES)      (SERVICE SHARES)
                                           ------------------------  ------------------------  ----------------
                                               2010         2009         2010         2009         2009 (Y)
                                           -----------  -----------  -----------  -----------  ----------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (116,711) $   (90,266) $  (179,677) $  (193,930)   $   (16,652)
Net realized gains (losses)...............    (346,549)  (1,208,064)    (140,502)    (844,122)    (2,362,700)
Change in unrealized gains (losses).......   2,796,337    5,531,968    2,386,700    5,245,991      2,145,944
                                           -----------  -----------  -----------  -----------    -----------
Increase (decrease) in net assets from
  operations..............................   2,333,077    4,233,638    2,066,521    4,207,939       (233,408)
                                           -----------  -----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..................................      89,201       67,049       73,878      122,267         11,215
Benefit payments..........................     (45,113)     (20,600)     (75,012)    (113,089)       (13,561)
Payments on termination...................  (1,565,808)    (949,055)  (2,086,677)  (1,733,868)      (137,754)
Loans--net................................         167          578           49           49             64
Policy maintenance charge.................     (14,211)     (13,443)     (52,022)     (61,397)        (2,797)
Transfers among the sub-accounts and with
  the Fixed Account--net..................   1,379,037    1,953,022     (214,063)  (1,124,519)    (3,532,224)
                                           -----------  -----------  -----------  -----------    -----------
Increase (decrease) in net assets from
  contract transactions...................    (156,727)   1,037,551   (2,353,847)  (2,910,557)    (3,675,057)
                                           -----------  -----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET
  ASSETS..................................   2,176,350    5,271,189     (287,326)   1,297,382     (3,908,465)
NET ASSETS AT BEGINNING OF
  PERIOD..................................  10,992,627    5,721,438   17,005,776   15,708,394      3,908,465
                                           -----------  -----------  -----------  -----------    -----------
NET ASSETS AT END OF PERIOD............... $13,168,977  $10,992,627  $16,718,450  $17,005,776    $        --
                                           ===========  ===========  ===========  ===========    ===========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...............................     854,902      783,157    1,254,260    1,516,243        509,661
      Units issued........................     397,555      344,548      109,642      189,763         52,740
      Units redeemed......................    (417,917)    (272,803)    (277,442)    (451,746)      (562,401)
                                           -----------  -----------  -----------  -----------    -----------
   Units outstanding at end of period.....     834,540      854,902    1,086,460    1,254,260             --
                                           ===========  ===========  ===========  ===========    ===========

--------
(y)For the period beginning January 1, 2009 and ended April 30, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          JANUS ASPEN                LAZARD                  LAZARD
                                            SERIES                 RETIREMENT              RETIREMENT
                                       (SERVICE SHARES)           SERIES, INC.            SERIES, INC.
                                          SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                    ----------------------  -----------------------  ----------------------
                                           WORLDWIDE                EMERGING              INTERNATIONAL
                                       (SERVICE SHARES)          MARKETS EQUITY              EQUITY
                                    ----------------------  -----------------------  ----------------------
                                       2010        2009         2010        2009        2010        2009
                                    ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (14,880) $   (3,357) $   (28,966) $   87,315  $   (2,976) $   12,866
Net realized gains (losses)........     17,788     (86,189)     312,604    (464,630)    (67,377)   (155,897)
Change in unrealized gains
  (losses).........................    171,768     504,899    1,172,214   3,716,472     103,419     373,365
                                    ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations..................    174,676     415,353    1,455,852   3,339,157      33,066     230,334
                                    ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      2,040       4,415        9,243      16,049       3,527         738
Benefit payments...................    (10,034)     (8,491)     (17,123)    (27,551)    (16,801)     (2,211)
Payments on termination............   (306,298)   (230,588)  (1,808,137)   (819,582)   (193,552)   (330,475)
Loans--net.........................        319        (648)      (1,161)        190          25          --
Policy maintenance charge..........       (336)       (389)      (1,518)     (1,486)       (400)       (512)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................     (6,230)     53,021      348,213     (27,490)   (143,156)     69,886
                                    ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.......   (320,539)   (182,680)  (1,470,483)   (859,870)   (350,357)   (262,574)
                                    ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   (145,863)    232,673      (14,631)  2,479,287    (317,291)    (32,240)
NET ASSETS AT BEGINNING
  OF PERIOD........................  1,528,428   1,295,755    8,038,159   5,558,872   1,284,513   1,316,753
                                    ----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD........................... $1,382,565  $1,528,428  $ 8,023,528  $8,038,159  $  967,222  $1,284,513
                                    ==========  ==========  ===========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    170,512     195,956      239,864     277,988     127,291     156,176
       Units issued................     17,987      32,813       31,637      39,201       4,918      24,485
       Units redeemed..............    (52,604)    (58,257)     (74,035)    (77,325)    (40,877)    (53,370)
                                    ----------  ----------  -----------  ----------  ----------  ----------
   Units outstanding at end of
     period........................    135,895     170,512      197,466     239,864      91,332     127,291
                                    ==========  ==========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               LEGG MASON               LEGG MASON
                                                PARTNERS                 PARTNERS                 LEGG MASON
                                                VARIABLE                 VARIABLE                  PARTNERS
                                              INCOME TRUST             INCOME TRUST        VARIABLE PORTFOLIOS I, INC
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        -----------------------  ------------------------  ------------------------
                                               LEGG MASON
                                              CLEARBRIDGE               LEGG MASON                LEGG MASON
                                          VARIABLE FUNDAMENTAL    WESTERN ASSET VARIABLE     CLEARBRIDGE VARIABLE
                                             ALL CAP VALUE        GLOBAL HIGH YIELD BOND        LARGE CAP VALUE
                                            PORTFOLIO I (M)            PORTFOLIO II             PORTFOLIO I (N)
                                        -----------------------  ------------------------  ------------------------
                                            2010        2009         2010         2009         2010          2009
                                        -----------  ----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $     3,437  $  (10,739) $ 1,121,459  $ 1,311,772  $   106,598   $    28,472
Net realized gains (losses)............    (478,407)   (758,112)    (334,351)  (2,264,756)    (261,954)     (744,941)
Change in unrealized gains (losses)....   1,220,555   2,166,617    1,426,333    8,188,402      677,940     2,321,511
                                        -----------  ----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
  operations...........................     745,585   1,397,766    2,213,441    7,235,418      522,584     1,605,042
                                        -----------  ----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      15,963      19,810      104,272       93,262       15,387        23,229
Benefit payments.......................     (24,105)    (30,424)    (153,274)    (193,852)     (95,871)      (95,635)
Payments on termination................  (1,134,908)   (682,000)  (2,272,186)  (2,249,535)  (1,647,259)   (1,128,170)
Loans--net.............................          --          --          390          384          310           373
Policy maintenance charge..............      (3,783)     (4,287)     (47,994)     (56,758)      (4,996)       (6,180)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (269,196)   (105,235)    (633,573)  (2,529,638)      97,949      (414,213)
                                        -----------  ----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
  contract transactions................  (1,416,029)   (802,136)  (3,002,365)  (4,936,137)  (1,634,480)   (1,620,596)
                                        -----------  ----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (670,444)    595,630     (788,924)   2,299,281   (1,111,896)      (15,554)
NET ASSETS AT BEGINNING
  OF PERIOD............................   6,340,245   5,744,615   18,963,571   16,664,290    8,627,195     8,642,749
                                        -----------  ----------  -----------  -----------  -----------   -----------
NET ASSETS AT END OF
  PERIOD............................... $ 5,669,801  $6,340,245  $18,174,647  $18,963,571  $ 7,515,299   $ 8,627,195
                                        ===========  ==========  ===========  ===========  ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     838,653     968,116    1,550,350    2,077,195      871,469     1,070,147
      Units issued.....................      22,014      75,537      113,657      149,236       82,502        62,876
      Units redeemed...................    (207,623)   (205,000)    (348,262)    (676,081)    (248,562)     (261,554)
                                        -----------  ----------  -----------  -----------  -----------   -----------
   Units outstanding at end of
     period............................     653,044     838,653    1,315,745    1,550,350      705,409       871,469
                                        ===========  ==========  ===========  ===========  ===========   ===========

--------
(m)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio - Class I
(n)Previously known as Legg Mason ClearBridge Variable Investors Portfolio - Class I

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              MFS VARIABLE             MFS VARIABLE             MFS VARIABLE
                                               INSURANCE                INSURANCE                INSURANCE
                                                 TRUST                    TRUST                    TRUST
                                              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                        -----------------------  -----------------------  -----------------------
                                                                      MFS INVESTORS
                                               MFS GROWTH                 TRUST              MFS NEW DISCOVERY
                                        -----------------------  -----------------------  -----------------------
                                           2010         2009         2010        2009         2010        2009
                                        ----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (53,505) $   (48,551) $    (4,982) $    2,151  $  (128,154) $  (99,369)
Net realized gains (losses)............     27,173     (297,066)     (29,277)   (162,236)     254,746    (398,261)
Change in unrealized gains
  (losses).............................    477,782    1,540,317      208,970     940,500    2,303,501   3,511,393
                                        ----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  operations...........................    451,450    1,194,700      174,711     780,415    2,430,093   3,013,763
                                        ----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     50,651       29,020       15,385      22,273       76,098      79,514
Benefit payments.......................    (24,929)     (51,656)     (26,967)    (35,761)     (10,221)    (86,376)
Payments on termination................   (461,361)    (383,316)    (403,210)   (349,179)    (987,354)   (476,041)
Loans--net.............................      1,348       (2,915)          --          --          202         449
Policy maintenance charge..............     (3,387)      (3,977)      (1,979)     (2,543)      (5,519)     (5,253)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................   (226,520)    (895,829)  (1,224,343)    243,082     (221,320)     61,400
                                        ----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  contract transactions................   (664,198)  (1,308,673)  (1,641,114)   (122,128)  (1,148,114)   (426,307)
                                        ----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................   (212,748)    (113,973)  (1,466,403)    658,287    1,281,979   2,587,456
NET ASSETS AT BEGINNING
  OF PERIOD............................  3,973,754    4,087,727    4,030,862   3,372,575    7,905,658   5,318,202
                                        ----------  -----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $3,761,006  $ 3,973,754  $ 2,564,459  $4,030,862  $ 9,187,637  $7,905,658
                                        ==========  ===========  ===========  ==========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................    469,127      683,725      427,322     441,754      697,875     739,887
       Units issued....................     48,957       41,849       14,948      90,222      105,634      95,764
       Units redeemed..................   (129,492)    (256,447)    (197,515)   (104,654)    (200,796)   (137,776)
                                        ----------  -----------  -----------  ----------  -----------  ----------
   Units outstanding at end of
     period............................    388,592      469,127      244,755     427,322      602,713     697,875
                                        ==========  ===========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                            MFS VARIABLE
                                         MFS VARIABLE             MFS VARIABLE               INSURANCE
                                           INSURANCE                INSURANCE                  TRUST
                                             TRUST                    TRUST               (SERVICE CLASS)
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                    ----------------------  ------------------------  -----------------------
                                                                                          MFS HIGH INCOME
                                         MFS RESEARCH           MFS TOTAL RETURN          (SERVICE CLASS)
                                    ----------------------  ------------------------  -----------------------
                                       2010        2009         2010         2009        2010         2009
                                    ----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (9,949) $     (640) $   213,909  $   399,316  $  390,266  $   422,347
Net realized gains (losses)........     18,768     (54,979)    (274,798)  (1,018,373)   (124,812)    (705,846)
Change in unrealized gains
  (losses).........................    230,069     494,778    1,316,119    3,055,119     540,530    2,472,687
                                    ----------  ----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations..................    238,888     439,159    1,255,230    2,436,062     805,984    2,189,188
                                    ----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     16,440      24,823      123,716      144,541      25,953       81,468
Benefit payments...................     (8,582)     (3,800)    (186,165)    (178,466)    (86,730)     (92,714)
Payments on termination............   (208,402)   (173,020)  (2,220,851)  (2,155,075)   (678,577)    (853,370)
Loans--net.........................         --          --        2,013        1,956          --           --
Policy maintenance charge..........     (1,146)     (1,314)      (7,275)      (9,036)    (16,253)     (19,935)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................   (131,980)    (23,867)    (624,569)    (952,424)    342,997     (537,007)
                                    ----------  ----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (333,670)   (177,178)  (2,913,131)  (3,148,504)   (412,610)  (1,421,558)
                                    ----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................    (94,782)    261,981   (1,657,901)    (712,442)    393,374      767,630
NET ASSETS AT BEGINNING
  OF PERIOD........................  1,943,718   1,681,737   17,211,360   17,923,802   6,745,631    5,978,001
                                    ----------  ----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $1,848,936  $1,943,718  $15,553,459  $17,211,360  $7,139,005  $ 6,745,631
                                    ==========  ==========  ===========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    198,866     221,187    1,225,895    1,477,236     581,473      736,657
       Units issued................      4,457      18,080       61,486      100,725      95,142       76,333
       Units redeemed..............    (36,096)    (40,401)    (259,245)    (352,066)   (130,269)    (231,517)
                                    ----------  ----------  -----------  -----------  ----------  -----------
   Units outstanding at end of
     period........................    167,227     198,866    1,028,136    1,225,895     546,346      581,473
                                    ==========  ==========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MFS VARIABLE             MFS VARIABLE            MFS VARIABLE
                                         INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                         (SERVICE CLASS)          (SERVICE CLASS)         (SERVICE CLASS)
                                           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                    ------------------------  ----------------------  ----------------------
                                          MFS INVESTOR
                                          GROWTH STOCK             MFS INVESTORS         MFS NEW DISCOVERY
                                         (SERVICE CLASS)       TRUST (SERVICE CLASS)      (SERVICE CLASS)
                                    ------------------------  ----------------------  ----------------------
                                        2010         2009        2010        2009        2010        2009
                                    -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (124,101) $  (106,135) $  (11,421) $   (4,810) $  (95,166) $  (69,223)
Net realized gains (losses)........      79,529     (626,214)      5,611    (118,197)    158,535    (569,289)
Change in unrealized gains
  (losses).........................   1,051,325    3,740,008     176,776     549,774   1,833,389   2,737,803
                                    -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations..................   1,006,753    3,007,659     170,966     426,767   1,896,758   2,099,291
                                    -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      74,262       93,243       3,916      11,998      29,298      54,610
Benefit payments...................     (51,234)     (13,619)       (920)     (9,193)    (48,547)    (18,918)
Payments on termination............  (1,085,898)  (1,045,562)   (134,878)   (190,153)   (845,661)   (639,434)
Loans--net.........................          --           --          --          --         383         410
Policy maintenance charge..........     (32,005)     (36,451)     (4,804)     (5,235)     (4,560)     (4,981)
Transfers among the
  sub-accounts and with the
  Fixed Account--net...............    (310,482)  (1,143,554)   (143,880)    109,164   1,453,017     509,635
                                    -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.......  (1,405,357)  (2,145,943)   (280,566)    (83,419)    583,930     (98,678)
                                    -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.......................    (398,604)     861,716    (109,600)    343,348   2,480,688   2,000,613
NET ASSETS AT BEGINNING
  OF PERIOD........................  10,396,743    9,535,027   2,087,251   1,743,903   5,690,720   3,690,107
                                    -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD........................... $ 9,998,139  $10,396,743  $1,977,651  $2,087,251  $8,171,408  $5,690,720
                                    ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     987,469    1,240,153     187,049     194,715     519,514     540,475
       Units issued................      64,245      125,687      19,657      57,341     192,976     203,872
       Units redeemed..............    (191,619)    (378,371)    (44,207)    (65,007)   (156,972)   (224,833)
                                    -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period........................     860,095      987,469     162,499     187,049     555,518     519,514
                                    ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              MFS VARIABLE              MFS VARIABLE            MFS VARIABLE
                                             INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                             (SERVICE CLASS)          (SERVICE CLASS)          (SERVICE CLASS)
                                               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                        ------------------------  -----------------------  ----------------------
                                                MFS TOTAL
                                                 RETURN                MFS UTILITIES              MFS VALUE
                                             (SERVICE CLASS)          (SERVICE CLASS)          (SERVICE CLASS)
                                        ------------------------  -----------------------  ----------------------
                                            2010         2009        2010         2009        2010        2009
                                        -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   120,277  $   206,003  $   86,213  $   163,003  $  (11,737) $  (11,033)
Net realized gains (losses)............    (241,647)    (554,712)    (35,432)    (474,856)    (34,879)   (453,942)
Change in unrealized gains (losses)....   1,018,249    2,075,819     494,179    1,661,338     445,421   1,201,041
                                        -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  operations...........................     896,879    1,727,110     544,960    1,349,485     398,805     736,066
                                        -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      26,050       68,797       5,288        3,727      19,993      80,069
Benefit payments.......................     (53,032)     (50,052)    (68,972)     (74,793)     (6,915)   (126,518)
Payments on termination................  (1,038,496)  (1,121,454)   (868,747)    (707,347)   (563,268)   (645,728)
Loans--net.............................          (1)          86         (38)        (681)         --          --
Policy maintenance charge..............     (28,201)     (32,685)     (1,287)      (1,548)    (10,197)    (11,676)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (415,969)     285,376      23,096     (368,583)    269,478    (289,838)
                                        -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (1,509,649)    (849,932)   (910,660)  (1,149,225)   (290,909)   (993,691)
                                        -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (612,770)     877,178    (365,700)     200,260     107,896    (257,625)
NET ASSETS AT BEGINNING
  OF PERIOD............................  12,380,469   11,503,291   5,463,836    5,263,576   4,468,812   4,726,437
                                        -----------  -----------  ----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $11,767,699  $12,380,469  $5,098,136  $ 5,463,836  $4,576,708  $4,468,812
                                        ===========  ===========  ==========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................   1,143,655    1,231,749     275,649      346,149     380,606     485,386
       Units issued....................      69,706      151,786      34,010       49,775      60,708      84,756
       Units redeemed..................    (206,272)    (239,880)    (79,568)    (120,275)    (85,280)   (189,536)
                                        -----------  -----------  ----------  -----------  ----------  ----------
   Units outstanding at end of
     period............................   1,007,089    1,143,655     230,091      275,649     356,034     380,606
                                        ===========  ===========  ==========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               OPPENHEIMER               OPPENHEIMER              OPPENHEIMER
                                                VARIABLE                  VARIABLE                 VARIABLE
                                              ACCOUNT FUNDS             ACCOUNT FUNDS            ACCOUNT FUNDS
                                             (SERVICE SHARES           (SERVICE SHARES          (SERVICE SHARES
                                                 ("SS"))                   ("SS"))                  ("SS"))
                                               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                        ------------------------  ------------------------  ----------------------
                                                                         OPPENHEIMER
                                               OPPENHEIMER               MAIN STREET              OPPENHEIMER
                                                 GLOBAL                   SMALL CAP             SMALL-& MID-CAP
                                             SECURITIES (SS)              FUND (SS)             GROWTH (SS) (O)
                                        ------------------------  ------------------------  ----------------------
                                            2010         2009         2010         2009        2010        2009
                                        -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (31,031) $    37,540  $  (346,556) $  (247,023) $  (31,233) $  (25,486)
Net realized gains (losses)............    (207,855)    (975,335)     104,179   (2,434,548)    (77,420)   (238,593)
Change in unrealized gains (losses)....   1,595,077    4,250,512    6,045,272   10,732,269     568,572     701,845
                                        -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  operations...........................   1,356,191    3,312,717    5,802,895    8,050,698     459,919     437,766
                                        -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     250,644      177,450      269,512      196,937      10,041      10,154
Benefit payments.......................     (45,893)    (122,209)    (216,721)     (61,736)        (11)        (36)
Payments on termination................  (2,145,239)  (1,569,664)  (4,101,423)  (3,053,299)   (161,561)   (126,327)
Loans--net.............................       1,378        1,201          413          959          --          --
Policy maintenance charge..............      (8,768)     (11,248)     (43,178)     (47,219)     (5,949)     (5,901)
Transfers among the sub-accounts and
  with the Fixed
  Account--net.........................    (396,465)    (137,266)    (843,167)  (1,163,944)    135,780     (58,757)
                                        -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (2,344,343)  (1,661,736)  (4,934,564)  (4,128,302)    (21,700)   (180,867)
                                        -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (988,152)   1,650,981      868,331    3,922,396     438,219     256,899
NET ASSETS AT BEGINNING OF
  PERIOD...............................  11,849,440   10,198,459   30,900,928   26,978,532   1,879,342   1,622,443
                                        -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $10,861,288  $11,849,440  $31,769,259  $30,900,928  $2,317,561  $1,879,342
                                        ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     955,758    1,128,800    2,620,847    3,083,582     233,747     262,750
      Units issued.....................      77,771      238,930      258,610      344,409      45,964      38,534
      Units redeemed...................    (263,791)    (411,972)    (657,627)    (807,144)    (49,287)    (67,537)
                                        -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period............................     769,738      955,758    2,221,830    2,620,847     230,424     233,747
                                        ===========  ===========  ===========  ===========  ==========  ==========

--------
(o)Previously known as Oppenheimer MidCap Fund (SS)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                        PANORAMA SERIES
                                          FUND, INC.             PIMCO VARIABLE             PIMCO VARIABLE
                                        (SERVICE SHARES             INSURANCE                  INSURANCE
                                            ("SS"))                   TRUST                      TRUST
                                          SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                    ----------------------  ------------------------  --------------------------
                                          OPPENHEIMER
                                         INTERNATIONAL            FOREIGN BOND
                                          GROWTH (SS)          (US DOLLAR-HEDGED)            MONEY MARKET
                                    ----------------------  ------------------------  --------------------------
                                       2010        2009         2010         2009         2010          2009
                                    ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (11,836) $   (7,184) $    72,229  $   374,779  $   (714,238) $   (789,625)
Net realized gains (losses)........     57,672     (84,683)     662,153    2,008,905            --            --
Change in unrealized gains
  (losses).........................    262,817     747,016      764,830      198,579            --            --
                                    ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from operations..................    308,653     655,149    1,499,212    2,582,263      (714,238)     (789,625)
                                    ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      4,158       4,644      127,989      203,167       355,691       450,696
Benefit payments...................    (10,100)       (937)    (117,919)    (216,151)     (999,388)     (217,528)
Payments on termination............   (345,771)   (188,275)  (3,005,403)  (3,037,024)  (14,059,664)  (12,979,154)
Loans--net.........................        910         310       (2,096)      (1,687)        1,096         2,106
Policy maintenance charge..........       (748)       (796)     (39,952)     (42,991)     (110,584)     (122,296)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    189,568       5,482    1,642,817    1,081,788     7,524,019    12,823,850
                                    ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from contract transactions.......   (161,983)   (179,572)  (1,394,564)  (2,012,898)   (7,288,830)      (42,326)
                                    ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS.......................    146,670     475,577      104,648      569,365    (8,003,068)     (831,951)
NET ASSETS AT BEGINNING
  OF PERIOD........................  2,413,220   1,937,643   21,708,026   21,138,661    51,558,010    52,389,961
                                    ----------  ----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
  PERIOD........................... $2,559,890  $2,413,220  $21,812,674  $21,708,026  $ 43,554,942  $ 51,558,010
                                    ==========  ==========  ===========  ===========  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    172,292     189,482    1,720,501    1,902,272     4,732,637     4,745,518
      Units issued.................     32,803      31,425      613,821      446,007     1,786,779     3,063,111
      Units redeemed...............    (43,492)    (48,615)    (710,853)    (627,778)   (2,460,407)   (3,075,992)
                                    ----------  ----------  -----------  -----------  ------------  ------------
   Units outstanding at end of
     period........................    161,603     172,292    1,623,469    1,720,501     4,059,009     4,732,637
                                    ==========  ==========  ===========  ===========  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PIMCO VARIABLE             PIMCO VARIABLE        PIMCO VARIABLE
                                                INSURANCE                  INSURANCE            INSURANCE
                                                  TRUST                      TRUST                TRUST
                                               SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------------  --------------------------  --------------
                                                                                              STOCKSPLUS(R)
                                                                                                GROWTH AND
                                                                                                  INCOME
                                            PIMCO REAL RETURN         PIMCO TOTAL RETURN        PORTFOLIO
                                        ------------------------  --------------------------  --------------
                                            2010         2009         2010          2009         2009 (X)
                                        -----------  -----------  ------------  ------------  --------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (35,353) $   427,510  $    980,747  $  3,941,746   $   129,211
Net realized gains (losses)............     508,096      674,611     5,015,599     4,040,531    (1,950,266)
Change in unrealized gains (losses)....   1,427,364    3,403,533       957,969     4,258,516     1,802,908
                                        -----------  -----------  ------------  ------------   -----------
Increase (decrease) in net assets from
  operations...........................   1,900,107    4,505,654     6,954,315    12,240,793       (18,147)
                                        -----------  -----------  ------------  ------------   -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     124,744      100,580       747,536       647,486         8,007
Benefit payments.......................    (337,893)    (271,895)     (935,656)   (1,028,811)      (14,324)
Payments on termination................  (3,809,881)  (3,351,024)  (19,986,907)  (15,739,305)     (184,067)
Loans--net.............................        (414)         227         3,392         5,542            --
Policy maintenance charge..............     (74,377)     (87,691)     (115,774)     (121,207)         (778)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     587,208   (2,138,672)    7,718,518    13,147,160    (2,921,162)
                                        -----------  -----------  ------------  ------------   -----------
Increase (decrease) in net assets from
  contract transactions................  (3,510,613)  (5,748,475)  (12,568,891)   (3,089,135)   (3,112,324)
                                        -----------  -----------  ------------  ------------   -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................  (1,610,506)  (1,242,821)   (5,614,576)    9,151,658    (3,130,471)
NET ASSETS AT BEGINNING OF
  PERIOD...............................  30,071,782   31,314,603   110,332,235   101,180,577     3,130,471
                                        -----------  -----------  ------------  ------------   -----------
NET ASSETS AT END OF
  PERIOD............................... $28,461,276  $30,071,782  $104,717,659  $110,332,235   $        --
                                        ===========  ===========  ============  ============   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................   2,443,907    2,965,916     7,660,894     7,859,550       456,305
       Units issued....................     335,345      467,667     1,477,897     2,399,045        18,855
       Units redeemed..................    (604,827)    (989,676)   (2,274,588)   (2,597,701)     (475,160)
                                        -----------  -----------  ------------  ------------   -----------
   Units outstanding at end of
     period............................   2,174,425    2,443,907     6,864,203     7,660,894            --
                                        ===========  ===========  ============  ============   ===========

--------
(x)For the period beginning January 1, 2009 and ended July 17, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                  PUTNAM
                                          PREMIER VIT         PREMIER VIT   PREMIER VIT       VARIABLE TRUST
                                          SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
                                   ------------------------  -------------- ------------ ------------------------
                                             NACM
                                      SMALL CAP PORTFOLIO                                           VT
                                            CLASS I          OPCAP BALANCED OPCAP EQUITY        HIGH YIELD
                                   ------------------------  -------------- ------------ ------------------------
                                     2010 (L)       2009        2009 (V)      2009 (V)       2010         2009
                                   -----------  -----------  -------------- ------------ -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (32,124) $  (120,186)  $    382,907  $    37,716  $   329,309  $   446,892
Net realized gains (losses).......  (5,171,213)  (2,224,679)    (8,884,032)  (2,507,766)     (73,237)    (457,696)
Change in unrealized gains
  (losses)........................   6,422,314    3,334,425      7,912,303    2,344,625      348,415    1,996,263
                                   -----------  -----------   ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,218,977      989,560       (588,822)    (125,425)     604,487    1,985,459
                                   -----------  -----------   ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      25,844       66,705         19,916        2,554        8,583        8,313
Benefit payments..................      (8,261)     (70,382)       (31,593)      (1,368)     (55,848)     (55,937)
Payments on termination...........    (457,985)  (1,011,770)      (492,055)    (108,595)    (991,731)    (725,379)
Loans--net........................         188        1,128            314          127            2           (2)
Policy maintenance charge.........      (1,893)      (4,827)        (2,735)        (464)        (947)      (1,069)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................  (9,553,622)    (345,902)   (10,829,015)  (2,737,657)      32,211     (474,841)
                                   -----------  -----------   ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (9,995,729)  (1,365,048)   (11,335,168)  (2,845,403)  (1,007,730)  (1,248,915)
                                   -----------  -----------   ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (8,776,752)    (375,488)   (11,923,990)  (2,970,828)    (403,243)     736,544
NET ASSETS AT BEGINNING
  OF PERIOD.......................   8,776,752    9,152,240     11,923,990    2,970,828    5,574,805    4,838,261
                                   -----------  -----------   ------------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $        --  $ 8,776,752   $         --  $        --  $ 5,171,562  $ 5,574,805
                                   ===========  ===========   ============  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     788,913      926,026      1,567,874      351,111      354,803      455,607
      Units issued................       9,952       86,581         33,962        8,835       38,377       35,758
      Units redeemed..............    (798,865)    (223,694)    (1,601,836)    (359,946)    (100,163)    (136,562)
                                   -----------  -----------   ------------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................          --      788,913             --           --      293,017      354,803
                                   ===========  ===========   ============  ===========  ===========  ===========

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010
(v)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 PUTNAM             RIDGEWORTH     RIDGEWORTH            RYDEX
                                             VARIABLE TRUST       VARIABLE TRUST VARIABLE TRUST     VARIABLE TRUST
                                               SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------------  -------------- -------------- ----------------------
                                                                    RIDGEWORTH     RIDGEWORTH          RYDEX VT
                                                   VT               LARGE CAP      LARGE CAP          NASDAQ 100
                                         INTERNATIONAL VALUE (P)   GROWTH STOCK   VALUE EQUITY       STRATEGY FUND
                                        ------------------------  -------------- -------------- ----------------------
                                            2010         2009        2009 (V)       2009 (V)       2010        2009
                                        -----------  -----------  -------------- -------------- ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    83,566  $   (69,679)  $     6,059    $    13,547   $  (20,273) $  (19,068)
Net realized gains (losses)............    (784,414)  (1,003,671)     (849,176)      (903,694)     109,295     (42,373)
Change in unrealized gains (losses)....     872,915    2,069,060       845,916        774,116      103,221     549,792
                                        -----------  -----------   -----------    -----------   ----------  ----------
Increase (decrease) in net assets from
  operations...........................     172,067      995,710         2,799       (116,031)     192,243     488,351
                                        -----------  -----------   -----------    -----------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      26,462       30,852         5,305          2,634        5,764       3,933
Benefit payments.......................     (14,923)      (4,769)           --           (166)      (3,696)         --
Payments on termination................    (558,379)    (461,968)      (44,757)       (43,100)    (286,877)   (115,064)
Loans--net.............................         447          440            --             --           --          --
Policy maintenance charge..............      (2,164)      (2,628)         (431)          (428)        (270)       (299)
Transfers among the sub-accounts and
  with the Fixed
  Account--net.........................    (541,830)    (299,142)   (1,166,986)    (1,649,372)     (61,829)     33,961
                                        -----------  -----------   -----------    -----------   ----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (1,090,387)    (737,215)   (1,206,869)    (1,690,432)    (346,908)    (77,469)
                                        -----------  -----------   -----------    -----------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS                                   (918,320)     258,495    (1,204,070)    (1,806,463)    (154,665)    410,882
NET ASSETS AT BEGINNING OF
  PERIOD                                  5,045,800    4,787,305     1,204,070      1,806,463    1,459,255   1,048,373
                                        -----------  -----------   -----------    -----------   ----------  ----------
NET ASSETS AT END OF
  PERIOD                                $ 4,127,480  $ 5,045,800   $        --    $        --   $1,304,590  $1,459,255
                                        ===========  ===========   ===========    ===========   ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     391,288      460,842       192,505        195,954      219,784     236,262
      Units issued.....................      21,379       35,204        14,775          4,919       11,984      83,549
      Units redeemed...................    (108,784)    (104,758)     (207,280)      (200,873)     (65,338)   (100,027)
                                        -----------  -----------   -----------    -----------   ----------  ----------
   Units outstanding at end of
     period............................     303,883      391,288            --             --      166,430     219,784
                                        ===========  ===========   ===========    ===========   ==========  ==========

--------
(p)Previously known as VT International Growth and Income
(v)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 RYDEX                T. ROWE PRICE             T. ROWE PRICE
                                            VARIABLE TRUST         EQUITY SERIES, INC.       EQUITY SERIES, INC.
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                               RYDEX VT               T. ROWE PRICE             T. ROWE PRICE
                                           US LONG SHORT (Q)          EQUITY INCOME            MID-CAP GROWTH
                                        ----------------------  ------------------------  ------------------------
                                           2010        2009         2010         2009         2010         2009
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (45,103) $  (40,579) $    54,282  $    73,645  $  (224,623) $  (201,104)
Net realized gains (losses)............    (27,390)   (253,521)    (574,600)  (1,443,809)   1,217,351     (452,510)
Change in unrealized gains (losses)....    338,393     953,454    2,574,016    4,938,931    2,328,324    5,329,028
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................    265,900     659,354    2,053,698    3,568,767    3,321,052    4,675,414
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      8,317      15,153      108,589      169,421      155,400      156,694
Benefit payments.......................         --     (24,722)    (136,319)    (129,837)    (238,580)     (53,239)
Payments on termination................   (239,157)   (280,900)  (2,280,609)  (2,028,840)  (1,815,531)  (1,383,252)
Loans--net.............................         --          --        2,721        2,257          105           95
Policy maintenance charge..............     (8,354)     (9,881)      (9,439)     (10,607)      (9,289)     (10,083)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (78,163)    (65,761)  (1,464,437)    (428,663)  (1,304,283)    (851,348)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................   (317,357)   (366,111)  (3,779,494)  (2,426,269)  (3,212,178)  (2,141,133)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (51,457)    293,243   (1,725,796)   1,142,498      108,874    2,534,281
NET ASSETS AT BEGINNING OF
  PERIOD...............................  3,039,594   2,746,351   18,606,257   17,463,759   14,515,775   11,981,494
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $2,988,137  $3,039,594  $16,880,461  $18,606,257  $14,624,649  $14,515,775
                                        ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    259,453     293,505    1,379,785    1,593,156      875,725    1,018,563
      Units issued.....................     21,424      65,929       96,918      178,653       17,606       21,894
      Units redeemed...................    (48,607)    (99,981)    (370,952)    (392,024)    (187,325)    (164,732)
                                        ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period............................    232,270     259,453    1,105,751    1,379,785      706,006      875,725
                                        ==========  ==========  ===========  ===========  ===========  ===========

--------
(q)Previously known as Rydex VT All-Cap Opportunity

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                        T. ROWE PRICE            T. ROWE PRICE             T. ROWE PRICE
                                     EQUITY SERIES, INC.    EQUITY SERIES, INC. II    EQUITY SERIES, INC. II
                                         SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------------  ------------------------  ------------------------
                                        T. ROWE PRICE
                                         NEW AMERICA             T. ROWE PRICE             T. ROWE PRICE
                                           GROWTH             BLUE CHIP GROWTH II        EQUITY INCOME II
                                   ----------------------  ------------------------  ------------------------
                                      2010        2009         2010         2009         2010         2009
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (42,416) $  (42,995) $  (306,855) $  (295,953) $    17,977  $    49,700
Net realized gains (losses).......    156,403    (213,872)     283,282   (1,265,485)  (1,103,575)  (3,567,933)
Change in unrealized gains
  (losses)........................    422,637   1,352,040    2,665,932    7,793,480    5,024,403   10,184,891
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    536,624   1,095,173    2,642,359    6,232,042    3,938,805    6,666,658
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     27,180      25,823      116,289       95,239      166,700      168,664
Benefit payments..................    (39,070)    (11,295)    (122,136)     (72,552)    (145,215)    (309,709)
Payments on termination...........   (407,512)   (371,444)  (2,540,627)  (2,104,743)  (4,141,517)  (3,401,749)
Loans--net........................         76          75        1,704        1,494         (584)         780
Policy maintenance charge.........     (1,721)     (1,939)     (54,513)     (61,910)     (87,845)    (100,417)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    158,997     (66,645)    (917,072)  (2,197,951)  (1,609,990)  (1,313,719)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (262,050)   (425,425)  (3,516,355)  (4,340,423)  (5,818,451)  (4,956,150)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    274,574     669,748     (873,996)   1,891,619   (1,879,646)   1,710,508
NET ASSETS AT BEGINNING
  OF PERIOD.......................  3,142,788   2,473,040   20,838,609   18,946,990   33,423,971   31,713,463
                                   ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $3,417,362  $3,142,788  $19,964,613  $20,838,609  $31,544,325  $33,423,971
                                   ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    321,819     369,552    2,036,198    2,585,009    3,222,434    3,770,262
       Units issued...............     60,906     101,963      137,366      172,775      221,360      483,445
       Units redeemed.............    (85,935)   (149,696)    (465,438)    (721,586)    (751,400)  (1,031,273)
                                   ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    296,790     321,819    1,708,126    2,036,198    2,692,394    3,222,434
                                   ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                    THE UNIVERSAL            THE UNIVERSAL
                                        T. ROWE PRICE               INSTITUTIONAL            INSTITUTIONAL
                                   INTERNATIONAL SERIES, INC.        FUNDS, INC.              FUNDS, INC.
                                         SUB-ACCOUNT                 SUB-ACCOUNT              SUB-ACCOUNT
                                   -------------------------  ------------------------  -----------------------
                                        T. ROWE PRICE              VAN KAMPEN UIF            VAN KAMPEN UIF
                                     INTERNATIONAL STOCK           CAPITAL GROWTH            MID CAP GROWTH
                                   -------------------------  ------------------------  -----------------------
                                      2010          2009          2010         2009         2010        2009
                                    ----------   ----------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (35,435)   $   55,600   $  (188,363) $  (191,475) $   (53,346) $  (49,232)
Net realized gains (losses).......    (51,215)     (406,500)    1,067,636     (120,983)      82,662    (568,381)
Change in unrealized gains
  (losses)........................    838,787     2,156,630     1,677,372    6,481,011      923,463   2,061,423
                                    ----------   ----------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations.................    752,137     1,805,730     2,556,645    6,168,553      952,779   1,443,810
                                    ----------   ----------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     58,367       133,078        29,434       43,405        5,024       4,616
Benefit payments..................    (20,947)      (33,786)     (138,393)    (213,758)     (14,772)    (68,664)
Payments on termination...........   (711,893)     (345,946)   (2,548,310)  (1,808,480)  (1,017,862)   (730,132)
Loans--net........................        392           412           291          640       (2,088)        543
Policy maintenance charge.........     (2,638)       (2,779)       (3,038)      (3,341)      (1,295)     (1,378)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    668,084        28,664      (839,556)    (747,146)     205,542     225,779
                                    ----------   ----------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions......     (8,635)     (220,357)   (3,499,572)  (2,728,680)    (825,451)   (569,236)
                                    ----------   ----------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................    743,502     1,585,373      (942,927)   3,439,873      127,328     874,574
NET ASSETS AT BEGINNING
  OF PERIOD.......................  5,546,208     3,960,835    14,687,929   11,248,056    3,776,734   2,902,160
                                    ----------   ----------   -----------  -----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $6,289,710    $5,546,208   $13,745,002  $14,687,929  $ 3,904,062  $3,776,734
                                    ==========   ==========   ===========  ===========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    556,362       587,109     1,190,196    1,486,268      308,323     368,017
       Units issued...............    163,100        87,962        43,285       97,137       45,618      97,851
       Units redeemed.............   (146,310)     (118,709)     (312,917)    (393,209)    (109,463)   (157,545)
                                    ----------   ----------   -----------  -----------  -----------  ----------
   Units outstanding at end of
     period.......................    573,152       556,362       920,564    1,190,196      244,478     308,323
                                    ==========   ==========   ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             THE UNIVERSAL            THE UNIVERSAL
                                             INSTITUTIONAL            INSTITUTIONAL                VAN ECK
                                              FUNDS, INC.              FUNDS, INC.                WORLDWIDE
                                              (CLASS II)               (CLASS II)                 INSURANCE
                                              SUB-ACCOUNT              SUB-ACCOUNT            TRUST SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                            VAN KAMPEN UIF           VAN KAMPEN UIF              VAN ECK VIP
                                            CAPITAL GROWTH              U.S. REAL                 EMERGING
                                              (CLASS II)            ESTATE (CLASS II)            MARKETS (R)
                                        ----------------------  ------------------------  ------------------------
                                           2010        2009         2010         2009         2010         2009
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (40,422) $  (30,411) $    76,456  $   218,301  $   (73,172) $   (88,891)
Net realized gains (losses)............    260,583    (103,584)  (1,689,320)  (5,893,359)  (1,376,216)  (2,489,748)
Change in unrealized gains (losses)....    239,345   1,069,055    6,181,972   10,273,439    3,125,660    6,855,521
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................    459,506     935,060    4,569,108    4,598,381    1,676,272    4,276,882
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     11,621      10,012      110,493      120,633       34,368       69,111
Benefit payments.......................     (6,169)     (1,460)     (79,332)     (71,523)     (12,636)     (17,845)
Payments on termination................   (312,617)   (207,980)  (2,681,954)  (1,722,618)  (2,183,390)    (790,015)
Loans--net.............................         --          --           45           --           92           20
Policy maintenance charge..............     (1,684)     (1,709)     (55,721)     (61,256)      (4,355)      (3,955)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     76,935    (140,622)  (1,849,901)  (1,902,426)   1,316,562    1,781,494
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................   (231,914)   (341,759)  (4,556,370)  (3,637,190)    (849,359)   1,038,810
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    227,592     593,301       12,738      961,191      826,913    5,315,692
NET ASSETS AT BEGINNING OF
  PERIOD...............................  2,392,655   1,799,354   18,529,737   17,568,546    9,126,400    3,810,708
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $2,620,247  $2,392,655  $18,542,475  $18,529,737  $ 9,953,313  $ 9,126,400
                                        ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    204,312     249,851    1,460,417    1,751,220      428,688      376,542
      Units issued.....................    149,653      44,241       97,107      387,729      170,570      348,011
      Units redeemed...................   (168,730)    (89,780)    (411,908)    (678,532)    (225,072)    (295,865)
                                        ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period............................    185,235     204,312    1,145,616    1,460,417      374,186      428,688
                                        ==========  ==========  ===========  ===========  ===========  ===========

--------
(r)Previously known as Van Eck Worldwide Emerging Markets

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 VAN ECK                  VAN ECK
                                                WORLDWIDE                WORLDWIDE
                                                INSURANCE                INSURANCE              WELLS FARGO
                                                  TRUST                    TRUST              VARIABLE TRUST
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                        ------------------------  ----------------------  ----------------------
                                                 VAN ECK                  VAN ECK               WELLS FARGO
                                               VIP GLOBAL              VIP MULTI-MGR           ADVANTAGE VT
                                             HARD ASSETS (S)          ALTERNATIVE (T)            DISCOVERY
                                        ------------------------  ----------------------  ----------------------
                                            2010         2009        2010        2009        2010        2009
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (119,044) $  (130,581) $  (35,488) $  (28,209) $  (65,774) $  (54,730)
Net realized gains (losses)............     232,995   (1,283,380)      2,077      35,946     183,727    (195,733)
Change in unrealized gains (losses)....   2,111,276    5,168,054     107,274     247,871   1,109,072   1,375,541
                                        -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  operations...........................   2,225,227    3,754,093      73,863     255,608   1,227,025   1,125,078
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     101,782       80,769       9,136      13,105      18,955      22,523
Benefit payments.......................     (39,705)     (15,071)    (11,466)         --      (6,149)    (73,052)
Payments on termination................  (2,165,547)  (1,149,684)   (233,489)   (215,966)   (420,581)   (365,033)
Loans--net.............................          93           29          --          --         434         522
Policy maintenance charge..............      (4,686)      (5,381)     (8,495)     (9,117)     (3,423)     (3,583)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (968,343)   1,919,453     179,382      49,043     175,326    (463,342)
                                        -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (3,076,406)     830,115     (64,932)   (162,935)   (235,438)   (881,965)
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (851,179)   4,584,208       8,931      92,673     991,587     243,113
NET ASSETS AT BEGINNING OF
  PERIOD...............................  11,653,773    7,069,565   2,316,057   2,223,384   3,902,936   3,659,823
                                        -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $10,802,594  $11,653,773  $2,324,988  $2,316,057  $4,894,523  $3,902,936
                                        ===========  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     435,654      410,325     225,094     242,522     331,361     428,867
      Units issued.....................      66,371      368,016      43,165     131,640      67,571      30,560
      Units redeemed...................    (184,139)    (342,687)    (49,807)   (149,068)    (87,420)   (128,066)
                                        -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period............................     317,886      435,654     218,452     225,094     311,512     331,361
                                        ===========  ===========  ==========  ==========  ==========  ==========

--------
(s)Previously known as Van Eck Worldwide Hard Assets
(t)Previously known as Van Eck Worldwide Multi-Mgr Alterntve-(Class I)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                             WELLS FARGO
                                                           VARIABLE TRUST
                                                             SUB-ACCOUNT
                                                      ------------------------
                                                             WELLS FARGO
                                                            ADVANTAGE VT
                                                             OPPORTUNITY
                                                      ------------------------
                                                          2010         2009
                                                      -----------  -----------
 INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
 Net investment income (loss)........................ $   (71,131) $  (121,818)
 Net realized gains (losses).........................    (414,344)  (1,244,387)
 Change in unrealized gains (losses).................   2,242,940    4,320,471
                                                      -----------  -----------
 Increase (decrease) in net assets from operations...   1,757,465    2,954,266
                                                      -----------  -----------
 INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
 Deposits............................................      48,912       71,790
 Benefit payments....................................     (16,405)     (76,130)
 Payments on termination.............................  (1,237,035)    (933,285)
 Loans--net..........................................         136          124
 Policy maintenance charge...........................      (6,119)      (6,631)
 Transfers among the sub-accounts and with the Fixed
   Account--net......................................    (343,982)    (355,762)
                                                      -----------  -----------
 Increase (decrease) in net assets from contract
   transactions......................................  (1,554,493)  (1,299,894)
                                                      -----------  -----------
 INCREASE (DECREASE) IN NET ASSETS                        202,972    1,654,372
 NET ASSETS AT BEGINNING OF PERIOD                      8,909,503    7,255,131
                                                      -----------  -----------
 NET ASSETS AT END OF PERIOD                          $ 9,112,475  $ 8,909,503
                                                      ===========  ===========
 UNITS OUTSTANDING
    Units outstanding at beginning of period.........     812,830      962,386
        Units issued.................................      29,919       54,968
        Units redeemed...............................    (159,931)    (204,524)
                                                      -----------  -----------
    Units outstanding at end of period...............     682,818      812,830
                                                      ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. The assets of each sub-account within the Account are legally segregated from each other. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   In 2006, Lincoln Benefit entered into an administrative servicing agreement (the "Agreement") with Allstate, whereby Allstate agreed to be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America ("Prudential") as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the "Sub-contracting agreement"), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit's obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

   Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. These contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios (collectively the "Funds"):

THE ALGER PORTFOLIO (CLASS 1-2)                       FEDERATED INSURANCE SERIES
   Alger Capital Appreciation (Class 1-2)                Federated Capital Income Fund II
   Alger Growth & Income (Class 1-2)                     Federated Fund for U.S. Government
   Alger Large Cap Growth Portfolio (Class 1-2)          Securities II
   Alger Mid Cap Growth Portfolio (Class 1-2)            Federated High Income Bond Fund II
   Alger Small Cap Growth Portfolio (Class 1-2)
                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
THE ALGER PORTFOLIO (CLASS S)                            VIP Asset Manager
   Alger Capital Appreciation Portfolio (Class S)        VIP Contrafund
   Alger Large Cap Growth Portfolio (Class S)            VIP Equity-Income
   Alger Mid Cap Growth Portfolio (Class S)              VIP Growth
                                                         VIP Index 500
DWS INVESTMENTS VARIABLE INSURANCE TRUST FUNDS           VIP Money Market
   DWS VIP Equity 500 Index B                            VIP Overseas
   DWS VIP Small Cap Index B

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DWS VARIABLE SERIES I                       FIDELITY VARIABLE INSURANCE PRODUCTS
   DWS Bond VIP A                           FUND (SERVICE CLASS 2)
   DWS Global Opportunities VIP A              VIP Asset Manager (Service Class 2)
   DWS Growth and Income VIP A                 VIP Contrafund (Service Class 2)
   DWS International VIP A                     VIP Equity-Income (Service Class 2)
                                               VIP Growth (Service Class 2)
DWS VARIABLE SERIES II                         VIP Index 500 (Service Class 2)
   DWS Balanced VIP A II                       VIP Investment Grade Bond (Service
                                            Class 2)
GOLDMAN SACHS VARIABLE INSURANCE TRUST         VIP Money Market (Service Class 2)
   VIT Strategic International Equity          VIP Overseas (Service Class 2)
   VIT Structured Small Cap Equity
                                            JANUS ASPEN SERIES
INVESCO INVESTMENT SERVICE                     Balanced
(PREVIOUSLY KNOWN AS AIM VARIABLE              Enterprise
INSURANCE FUNDS)                               Flexible Bond
   Invesco V. I. Basic Value                   Forty Portfolio
       (Previously known as AIM V. I.          Janus Portfolio
       Basic Value)                            Worldwide
   Invesco V. I. Capital Appreciation
       (Previously known as AIM V. I.       JANUS ASPEN SERIES (SERVICE SHARES)
       Capital Appreciation)                   Balanced (Service Shares)
                                               Forty Portfolio (Service Shares)
INVESCO INVESTMENT SERVICE                     INTECH Risk-Managed Core Portfolio
(PREVIOUSLY KNOWN AS AIM VARIABLE                  (Service Shares) (For the
INSURANCE FUNDS)                                   period beginning January 1,
   Invesco V. I. Basic Value II                    2010 and ended April 30, 2010)
       (Previously known as AIM V. I.          Overseas (Service Shares)
       Basic Value II)                         Perkins Mid Cap Value (Service
   Invesco V. I. Capital Appreciation              Shares)
       II (Previously known as                 Perkins Small Company Value
       Capital Appreciation II)                    (Service Shares)
   Invesco V. I. Core Equity II                Worldwide (Service Shares)
       (Previously known as AIM V. I.
       Core Equity II)                      LAZARD RETIREMENT SERIES, INC.
   Invesco V. I. Mid Cap Core Equity           Emerging Markets Equity
       II(Previously known as AIM V.           International Equity
       I. Mid Cap Core Equity II)
                                            LEGG MASON PARTNERS VARIABLE INCOME
INVESCO INVESTMENT SERVICE                  TRUST
(PREVIOUSLY KNOWN AS THE UNIVERSAL             Legg Mason ClearBridge Variable
INSTITUTIONAL FUNDS, INC.)                         Fundamental All Cap Value
   Invesco Van Kampen V.I. High Yield              Portfolio (Previously known as
       (Previously known as Van                    Legg Mason ClearBridge
       Kampen UIF High Yield)                      Variable Fundamental Value
   Invesco Van Kampen V.I. Mid Cap                 Portfolio)
       Value (Previously known as Van          Legg Mason Western Asset Variable
       Kampen UIF U.S. Mid Cap)                    Global High Yield Bond II

INVESCO INVESTMENT SERVICE                  LEGG MASON PARTNERS VARIABLE
(PREVIOUSLY KNOWN AS VAN KAMPEN LIFE        PORTFOLIOS I, INC
INVESTMENT TRUST (CLASS II))                   Legg Mason ClearBridge Large
   Invesco Van Kampen V.I. Government              CapValue Portfolio I
       -Series II (Previously known                (Previously known as Legg
       as LIT Government (Class II))               Mason ClearBridge Variable
   Invesco Van Kampen V.I. Growth and              Investors Portfolio I)
       Income - Series II (Previously
       known as LIT Growth and Income
       (Class II))
   Invesco Van Kampen V.I. Mid Cap
       Growth - Series II (Previously
       known as LIT Mid Cap Growth
       (Class II))

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 J.P. MORGAN SERIES TRUST II            MFS VARIABLE INSURANCE TRUST
    Small Company (On April 24, 2009,      MFS Growth
        Small Company merged into          MFS Investors Trust
        JPMorgan IT Small Cap Core         MFS New Discovery
        PortfolioAppreciation)             MFS Research
    IT Small Cap Core Portfolio            MFS Total Return

 OPPENHEIMER VARIABLE ACCOUNT           MFS VARIABLE INSURANCE TRUST (SERVICE
 FUNDS (SERVICE SHARES ("SS"))          CLASS)
    Oppenheimer Global Securities (SS)     MFS High Income (Service Class)
    Oppenheimer Main Street Small Cap      MFS Investor Growth Stock (Service
    Fund (SS)                                  Class)
    Oppenheimer Small & Mid-Cap Growth     MFS Investors Trust (Service Class)
        Fund (SS) (Previously known as     MFS New Discovery (Service Class)
        Oppenheimer MidCap Fund (SS))      MFS Total Return (Service Class)
                                           MFS Utilities (Service Class)
 PANORAMA SERIES FUND, INC. (SERVICE       MFS Value (Service Class)
 CLASS ("SC"))
    Oppenheimer International Growth    RYDEX VARIABLE TRUST
        (SC)                               Rydex VT Nasdaq 100 Strategy Fund
                                           Rydex VT All Cap Opportunity
 PIMCO VARIABLE INSURANCE
    Foreign Bond (US Dollar-Hedged)     T. ROWE PRICE EQUITY SERIES, INC.
    Money Market                           T. Rowe Price Equity Income
    PIMCO Real Return                      T. Rowe Price Mid-Cap Growth
    PIMCO Total Return                     T. Rowe Price New America Growth
    StocksPLUS(R) Growth and Income
        Portfolio (For the period       T. ROWE PRICE EQUITY SERIES, INC. II
        beginning January 1, 2009 and      T. Rowe Price Blue Chip Growth II
        ended July17, 2009)                T. Rowe Price Equity Income II

 PREMIER VIT                            T. ROWE PRICE INTERNATIONAL SERIES,
    OpCap Balanced (For the period      INC.
        beginning January 1, 2009 and      T. Rowe Price International Stock
        ended April 24,2009)
    OpCap Equity (For the period        THE UNIVERSAL INSTITUTIONAL FUNDS,
        beginning January 1, 2009 and   INC.
        ended April 24, 2009)              Van Kampen UIF Capital Growth
    NACM Small Cap Portfolio (For the      Van Kampen UIF Mid Cap Growth
        period beginning January 1,
        2010 and ended April 30, 2010)  THE UNIVERSAL INSTITUTIONAL FUNDS,
                                        INC. (CLASS II)
 PUTNAM VARIABLE TRUST                     Van Kampen UIF Capital Growth
    VT High Yield                              (Class II)
    VT International Value (Previously     Van Kampen UIF U.S. Real Estate
        known as VT International              (Class II)
        Growth and Income)
                                        VAN ECK WORLDWIDE INSURANCE TRUST
 RIDGEWORTH CAPITAL MANAGEMENT, INC        Van Eck VIP Multi-Mgr Alternative
    RidgeWorth Large Cap Growth Stock          (Previously known as Van Eck
        (For the period beginning              Worldwide Multi-Mgr
        January 1, 2009 and ended              Alternative)
        April 24, 2009)                    Van Eck VIP Emerging Markets
    RidgeWorth Large Cap Value Equity          (Previously known as Van Eck
        (For the period beginning              Worldwide Emerging Markets)
        January 1, 2009 and ended          Van Eck VIP Global Hard Assets
        April 24, 2009)                        (Previously known as Van Eck
                                               Worldwide Hard Assets)

                                        WELLS FARGO VARIABLE TRUST
                                           Wells Fargo VT Advantage Discovery
                                           Wells Fargo VT Advantage
                                               Opportunity

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   The net assets are affected by the investment results of each mutual fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   FAIR VALUE OF FINANCIAL ASSETS--The Financial Accounting Standards Board
(FASB) guidance on fair value measurements and disclosures establishes a fair value measurement framework, provides a single definition of fair value and requires expanded disclosure summarizing fair value measurements. This guidance provides a three-level hierarchy based on the inputs used in the valuation process. The level in the fair values hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2010 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   Level 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   Level 2: Financial assets whose values are based on the following:
         a) Quoted prices for similar assets in active markets;
         b) Quoted prices for identical or similar assets or liabilities in non-active markets.

   Level 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts but not yet paid.

   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios.

   Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2010 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge.

   ADMINISTRATIVE EXPENSE CHARGE--Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract administration charge is recognized as a redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in payments on terminations.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.   PURCHASES OF INVESTMENTS

   The cost of investments purchased during the period ended December 31, 2010 was as follows:

                                                                                               PURCHASES
                                                                                              -----------
Investments in the The Alger Portfolios (Class 1-2) Sub-Accounts:
   Alger Capital Appreciation (Class I-2).................................................... $ 1,928,182
   Alger Growth & Income (Class I-2).........................................................     189,947
   Alger Large Cap Growth (Class I-2)........................................................     299,550
   Alger Mid Cap Growth (Class I-2)..........................................................     475,062
   Alger Small Cap Growth Portfolio (Class 1-2)..............................................   1,205,178

Investments in the The Alger Portfolios (Class S) Sub-Accounts:
   Alger Capital Appreciation (Class S)......................................................     625,310
   Alger Large Cap Growth (Class S)..........................................................     520,308
   Alger Mid Cap Growth (Class S)............................................................     435,335

Investments in the DWS Investments Variable Insurance Trust Funds Sub-Accounts:
   DWS Equity 500 Index VIP B................................................................     137,231
   DWS Small Cap Index VIP B.................................................................      73,442

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A............................................................................     801,470
   DWS Global Opportunities VIP A............................................................     442,360
   DWS Growth and Income VIP A...............................................................   1,004,909
   DWS International VIP A...................................................................     478,573

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II.....................................................................     260,263

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Capital Income Fund II..........................................................     718,839
   Federated Fund for U.S. Government Securities II..........................................   4,277,159
   Federated High Income Bond Fund II........................................................   3,018,929

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Asset Manager.........................................................................     690,213
   VIP Contrafund............................................................................   3,861,734
   VIP Equity-Income.........................................................................   1,001,068
   VIP Growth................................................................................     423,121
   VIP Index 500.............................................................................   1,778,078
   VIP Money Market..........................................................................  16,457,437
   VIP Overseas..............................................................................     945,006

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2).......................................................     763,214

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
  (continued):
   VIP Contrafund (Service Class 2)......................................................... $1,516,501
   VIP Equity-Income (Service Class 2)......................................................  1,743,297
   VIP Growth (Service Class 2).............................................................  1,049,686
   VIP Index 500 (Service Class 2)..........................................................  2,428,988
   VIP Investment Grade Bond (Service Class 2)..............................................  5,980,525
   VIP Money Market (Service Class 2).......................................................  9,872,282
   VIP Overseas (Service Class 2)...........................................................  2,236,990

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Strategic International Equity.......................................................    158,397
   VIT Structured Small Cap Equity Fund.....................................................    108,756

Investments in the Invesco Investment Service Sub-Accounts:
   Invesco V.I. Basic Value (a).............................................................    859,702
   Invesco V.I. Capital Appreciation (b)....................................................     15,784
   Invesco Van Kampen V.I. High Yield (c)...................................................    660,874
   Invesco Van Kampen V.I. Mid Cap Value (d)................................................  1,229,595

Investments in the Invesco Investment Service Series II Sub-Accounts:
   Invesco V.I. Basic Value II (e)..........................................................    859,491
   Invesco V.I. Capital Appreciation II (f).................................................    100,650
   Invesco V.I. Core Equity II (g)..........................................................    302,396
   Invesco V.I. Mid Cap Core Equity II (h)..................................................    797,549
   Invesco Van Kampen V.I. Government - II (i)..............................................  1,999,836
   Invesco Van Kampen V.I. Growth and Income - II (j).......................................  2,084,967
   Invesco Van Kampen V.I. Mid Cap Growth - II (k)..........................................  1,637,609

Investments in the J.P. Morgan Series Trust II Sub-Accounts:
   JPMorgan IT Small Cap Core Portfolio.....................................................     54,410

Investments in the Janus Aspen Series Sub-Accounts:
   Balanced.................................................................................  1,986,676
   Enterprise...............................................................................    549,276
   Flexible Bond............................................................................  2,528,401
   Forty Portfolio..........................................................................    235,934
   Janus Portfolio..........................................................................    521,769
   Worldwide................................................................................    325,543

--------
(a)Previously known AIM V. I. Basic Value
(b)Previously known AIM V. I. Capital Appreciation
(c)Previously known as Van Kampen UIF High Yield
(d)Previously known as Van Kampen UIF U.S. Mid Cap Value
(e)Previously known as AIM V. I. Basic Value II
(f)Previously known as AIM V. I. Capital Appreciation II
(g)Previously known as AIM V. I. Core Equity II
(h)Previously known as AIM V. I. Mid Cap Core Equity II
(i)Previously known as LIT Government (Class II)
(j)Previously known as LIT Growth and Income (Class II)
(k)Previously known as LIT Mid Cap Growth (Class II)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Janus Aspen Series (Service Shares) Sub-Accounts (continued):
   Balanced (Service Shares)................................................................ $  830,613
   Forty Portfolio (Service Shares).........................................................    825,032
   INTECH Risk-Managed Core Portfolio (Service Shares) (l)..................................     92,381
   Overseas (Service Shares)................................................................  4,853,029
   Perkins Mid Cap Value Portfolio (Service Shares).........................................    855,088
   Worldwide (Service Shares)...............................................................    116,030

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity..................................................................    880,225
   International Equity.....................................................................     31,386

Investments in the Legg Mason Partners Variable Portfolios I I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I (n)..........................    848,949

Investments in the Legg Mason Partners Variable Income Trust Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I (m)................    216,353
   Legg Mason Western Asset Variable Global High Yield Bond Portfolio II....................  2,117,778

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................    330,045
   MFS Investors Trust......................................................................    137,078
   MFS New Discovery........................................................................  1,183,229
   MFS Research.............................................................................     47,582
   MFS Total Return.........................................................................    877,133

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS High Income (Service Class)..........................................................  1,421,571
   MFS Investor Growth Stock (Service Class)................................................    447,729
   MFS Investors Trust (Service Class)......................................................    216,187
   MFS New Discovery (Service Class)........................................................  2,206,608
   MFS Total Return (Service Class).........................................................    678,468
   MFS Utilities (Service Class)............................................................    630,691
   MFS Value (Service Class)................................................................    616,854

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Global Securities (SS).......................................................    814,233

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010
(m)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio - Class I
(n)Previously known as Legg Mason ClearBridge Variable Investors
   Portfolio-Class I

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                            -----------
Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (SS).................................................. $ 2,407,176
   Oppenheimer Small- & Mid-Cap Growth (SS) (o)............................................     334,210

Investments in the Panorama Series Fund, Inc. (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer International Growth (SS)...................................................     394,142

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged).........................................................   7,908,749
   Money Market............................................................................  15,542,589
   PIMCO Real Return.......................................................................   3,384,329
   PIMCO Total Return......................................................................  19,104,182

Investments in the Premier VIT Sub-Accounts:
   NACM Small Cap Portfolio Class I (l)....................................................      51,895

Investments in the Putnam Variable Trust Sub-Accounts:
   VT High Yield...........................................................................     888,053
   VT International Value (p)..............................................................     344,005

Investments in the Rydex Variable Trust Sub-Accounts:
   Rydex VT Nasdaq 100 Strategy Fund.......................................................      67,991
   Rydex VT US Long Short (q)..............................................................     213,864

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
   T. Rowe Price Equity Income.............................................................   1,070,612
   T. Rowe Price Mid-Cap Growth............................................................     776,310
   T. Rowe Price New America Growth........................................................     606,751

Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II.......................................................     803,152
   T. Rowe Price Equity Income II..........................................................   1,730,869

Investments in the T. Rowe Price International Series, Inc. Sub-Accounts:
   T. Rowe Price International Stock.......................................................   1,416,018

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth...........................................................     409,731
   Van Kampen UIF Mid Cap Growth...........................................................     557,143

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010
(o)Previously known as Oppenheimer MidCap Fund (SS)
(p)Previously known VT International Growth and Income
(q)Previously known as Rydex VT All-Cap Opportunity

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)......................................... $  1,788,954
   Van Kampen UIF U.S. Real Estate (Class II).......................................    1,009,754

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
   Van Eck VIP Emerging Markets (r).................................................    3,443,550
   Van Eck VIP Global Hard Assets (s)...............................................    1,278,377
   Van Eck VIP Multi-Mgr Alternative (t)............................................      406,638

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo Advantage VT Discovery...............................................      725,059
   Wells Fargo Advantage VT Opportunity.............................................      219,250
                                                                                     ------------
                                                                                     $172,815,427
                                                                                     ============

--------
(r)Previously known as Van Eck Worldwide Emerging Markets
(s)Previously known as Van Eck Worldwide Hard Assets
(t)Previously known as Van Eck Worldwide Multi-Mgr Alterntve-(Class I)

5.  FINANCIAL HIGHLIGHTS

   Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

* INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                                  AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------
                                 ACCUMULATION
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                        ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the The
  Alger Portfolios
  (Class 1-2)
  Sub-Accounts:
   Alger Capital Appreciation (Class I-2)
   2010................   988   $ 8.95 - 20.59    $13,529       0.38%     1.25 - 1.80%  11.99 -  12.61%
   2009................ 1,046     7.99 - 18.28     12,891       0.00      1.25 - 1.80   48.41 -  49.23
   2008................ 1,186     5.39 - 12.25      9,784       0.00      1.25 - 1.80  -46.12 - -45.82
   2007................ 1,641     9.99 - 22.61     25,316       0.00      1.25 - 1.80   31.14 -  31.87
   2006................ 1,667     7.62 - 17.15     19,984       0.00      1.25 - 1.80   17.14 -  17.79

   Alger Growth & Income (Class I-2)
   2010................   578     7.17 - 12.86      5,808       1.45      1.25 - 1.80   10.27 -  10.87
   2009................   752     6.50 - 11.60      6,827       2.39      1.25 - 1.80   29.82 -  30.53
   2008................   859     5.01 -  8.89      6,152       2.21      1.25 - 1.80  -40.55 - -40.22
   2007................ 1,213     8.42 - 14.87     14,833       0.82      1.25 - 1.80    8.16 -   8.76
   2006................ 1,517     7.79 - 13.67     17,599       1.25      1.25 - 1.80    7.36 -   7.96

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the The
  Alger Portfolios
  (Class 1-2) Sub-Accounts
  (continued):
   Alger Large Cap Growth (Class I-2)
   2010.....................   761   $ 7.31 - 12.55    $ 7,590       0.75%     1.25 - 1.80%  11.37 -  11.98%
   2009.....................   977     6.57 - 11.21      8,817       0.64      1.25 - 1.80   44.94 -  45.74
   2008..................... 1,163     4.53 -  7.69      7,312       0.23      1.25 - 1.80  -47.12 - -46.82
   2007..................... 1,383     8.57 - 14.46     16,577       0.36      1.25 - 1.80   17.79 -  18.45
   2006..................... 1,697     7.27 - 12.21     17,538       0.12      1.25 - 1.80    3.28 -   3.85

   Alger Mid Cap Growth (Class I-2)
   2010..................... 1,152    10.41 - 18.97     15,723       0.00      1.25 - 1.80   17.25 -  17.90
   2009..................... 1,405     8.88 - 16.09     16,508       0.00      1.25 - 1.80   49.00 -  49.82
   2008..................... 1,605     5.96 - 10.74     12,758       0.16      1.25 - 1.80  -59.10 - -58.87
   2007..................... 1,907    14.57 - 26.12     37,730       0.00      1.25 - 1.80   29.20 -  29.92
   2006..................... 2,206    11.28 - 20.10     34,151       0.00      1.25 - 1.80    8.18 -   8.78

   Alger Small Cap Growth Portfolio (Class I-2)
   2010.....................   999     8.33 - 14.04     11,833       0.00      1.25 - 1.80   23.06 -  23.74
   2009..................... 1,117     6.77 - 11.35     10,733       0.00      1.25 - 1.80   42.91 -  43.70
   2008..................... 1,184     4.73 -  7.90      7,902       0.00      1.25 - 1.80  -47.56 - -47.27
   2007..................... 1,414     9.03 - 14.98     17,989       0.00      1.25 - 1.80   15.14 -  15.78
   2006..................... 1,482     7.84 - 12.94     16,243       0.00      1.25 - 1.80   17.88 -  18.53

Investments in the The
  Alger Portfolios
  (Class - S) Sub-Accounts:
   Alger Capital Appreciation (Class S)
   2010.....................   254    14.93 - 15.97      3,999       0.21      1.35 - 2.30   11.02 -  12.09
   2009.....................   281    13.45 - 14.24      3,955       0.00      1.35 - 2.30   47.22 -  48.65
   2008.....................   352     9.14 -  9.58      3,340       0.00      1.35 - 2.30  -46.53 - -46.00
   2007.....................   424    17.09 - 17.75      7,470       0.00      1.35 - 2.30   30.12 -  31.39
   2006.....................   400    13.13 - 13.51      5,365       0.00      1.35 - 2.30   16.23 -  17.36

   Alger Large Cap Growth (Class S)
   2010.....................   665     10.90 -11.66      8,370       0.50      1.35 - 2.30   10.31 -  11.38
   2009.....................   819     9.88 - 10.46      9,319       0.56      1.35 - 2.30   43.86 -  45.26
   2008.....................   967     6.82 -  7.20      7,547       0.00      1.35 - 2.45  -47.61 - -47.02
   2007..................... 1,028    13.02 - 13.60     15,288       0.11      1.35 - 2.45   16.69 -  18.01
   2006..................... 1,160    11.15 - 11.52     14,604       0.00      1.35 - 2.45    2.34 -   3.49

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the The
  Alger Portfolios
  (Class - S) Sub-Accounts
  (continued):
   Alger Mid Cap Growth (Class S)
   2010....................   737   $10.81 - 11.56    $ 8,393       0.00%     1.35 - 2.30%  16.15 -  17.28%
   2009....................   937     9.31 -  9.86      9,116       0.00      1.35 - 2.30   47.83 -  49.27
   2008.................... 1,052     6.30 -  6.60      6,871       0.00      1.35 - 2.30  -59.43 - -59.03
   2007.................... 1,075    15.52 - 16.12     17,169       0.00      1.35 - 2.30   28.24 -  29.49
   2006.................... 1,173    12.11 - 12.45     14,499       0.00      1.35 - 2.30    7.36 -   8.41

Investments in the DWS
  Investments Variable
  Insurance Trust Funds
  Sub-Accounts:
   DWS Equity 500 Index VIP B
   2010....................   180    13.16 - 13.89      2,461       1.66      1.35 - 2.05   12.17 -  12.97
   2009....................   240    11.73 - 12.30      2,918       2.79      1.35 - 2.05   23.44 -  24.33
   2008....................   220     9.50 -  9.89      2,150       2.14      1.35 - 2.05  -38.63 - -38.19
   2007....................   276    15.48 - 16.00      4,383       1.25      1.35 - 2.05    2.87 -   3.61
   2006....................   282    15.05 - 15.45      4,333       0.91      1.35 - 2.05   12.89 -  13.69

   DWS Small Cap Index VIP B
   2010....................    40    17.49 - 18.47        739       0.64      1.35 - 2.05   23.52 -  24.41
   2009....................    45    14.16 - 14.85        662       1.45      1.35 - 2.05   23.68 -  24.57
   2008....................    60    11.45 - 11.92        708       1.39      1.35 - 2.05  -35.68 - -35.21
   2007....................    83    17.80 - 18.40      1,521       0.62      1.35 - 2.05   -4.18 -  -3.49
   2006....................    81    18.57 - 19.06      1,544       0.36      1.35 - 2.05   14.79 -  15.61

Investments in the DWS
  Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2010....................   507    12.23 - 13.25      6,644       4.56      1.25 - 1.80    4.89 -   5.46
   2009....................   600    11.66 - 12.57      7,471       8.28      1.25 - 1.80    8.10 -   8.70
   2008....................   733    10.79 - 11.56      8,438       5.98      1.25 - 1.80  -18.25 - -17.80
   2007....................   980    13.20 - 14.06     13,753       4.82      1.25 - 1.80    2.31 -   2.88
   2006.................... 1,072    12.90 - 13.67     14,708       3.83      1.25 - 1.80    2.85 -   3.42

   DWS Global Opportunities VIP A
   2010....................   476    12.53 - 23.97      7,825       0.40      1.25 - 1.80   24.38 -  25.07
   2009....................   576    10.08 - 19.16      7,636       1.62      1.25 - 1.80   45.56 -  46.36
   2008....................   603     6.92 - 13.09      5,587       0.27      1.25 - 1.80  -50.86 - -50.59
   2007....................   745    14.09 - 26.50     14,558       1.36      1.25 - 1.80    7.37 -   7.97
   2006....................   855    13.12 - 24.54     15,664       1.04      1.25 - 1.80   19.91 -  20.57

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------
                                 ACCUMULATION
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                        ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the DWS
  Variable Series I
  Sub-Accounts
  (continued):
   DWS Growth and Income VIP A
   2010................   149   $ 8.82 - 10.35    $ 1,397       1.82%     1.25 - 1.80%  12.36 -  12.98%
   2009................   198     7.85 -  9.16      1,661       1.86      1.25 - 1.80   31.75 -  32.48
   2008................   211     5.95 -  6.92      1,360       2.11      1.25 - 1.80  -39.41 - -39.08
   2007................   256     9.83 - 11.36      2,733       1.29      1.25 - 1.80   -0.46 -   0.09
   2006................   299     9.87 - 11.34      3,222       0.97      1.25 - 1.80   11.61 -  12.22

   DWS International VIP A
   2010................   296     7.20 - 10.70      2,550       2.31      1.25 - 1.80   -0.19 -   0.36
   2009................   349     7.21 - 10.66      2,995       4.90      1.25 - 1.80   31.14 -  31.86
   2008................   517     5.50 -  8.08      3,363       1.41      1.25 - 1.80  -49.14 - -48.86
   2007................   504    10.81 - 15.80      6,646       2.70      1.25 - 1.80   12.53 -  13.16
   2006................   569     9.61 - 13.97      6,680       1.74      1.25 - 1.80   23.67 -  24.35

Investments in the DWS
  Variable Series II
  Sub-Accounts:
   DWS Balanced VIP A II
   2010................   430    11.13 - 11.48      4,873       3.16      1.25 - 1.80    9.24 -   9.84
   2009................   533    10.19 - 10.45      5,512       3.77      1.25 - 1.80   21.23 -  21.90
   2008................   672     8.40 -  8.58      5,723       4.45      1.25 - 1.80  -28.63 - -28.24
   2007................   911    11.78 - 11.95     10,829       3.46      1.25 - 1.80    2.96 -   3.53
   2006................ 1,216    11.44 - 11.54     13,998       2.56      1.25 - 1.80    8.28 -   8.88

Investments in the
  Federated Insurance
  Series Sub-Accounts:
   Federated Capital Income Fund II
   2010................   308     9.72 - 11.31      3,722       5.62      1.25 - 1.80   10.09 -  10.69
   2009................   419     8.83 - 10.21      4,498       5.82      1.25 - 1.80   25.99 -  26.68
   2008................   447     7.01 -  8.06      3,846       5.96      1.25 - 1.80  -21.80 - -21.37
   2007................   505     8.97 - 10.25      5,623       5.59      1.25 - 1.80    2.17 -   2.74
   2006................   676     8.78 -  9.98      7,411       5.78      1.25 - 1.80   13.58 -  14.21

   Federated Fund for U.S. Government Securities II
   2010................ 1,209    14.29 - 15.72     18,677       4.91      1.25 - 1.80    3.29 -   3.86
   2009................ 1,604    13.83 - 15.14     23,714       5.12      1.25 - 1.80    3.33 -   3.90
   2008................ 1,973    13.39 - 14.57     28,120       5.20      1.25 - 1.80    2.42 -   2.98
   2007................ 2,265    13.07 - 14.15     31,456       3.97      1.25 - 1.80    4.38 -   4.96
   2006................ 2,044    12.52 - 13.48     27,755       4.43      1.25 - 1.80    2.29 -   2.85

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                              ----------------------------------- ------------------------------------------
                                       ACCUMULATION
                              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Federated
  Insurance Series
  Sub-Accounts
  (continued):
   Federated High Income Bond Fund II
   2010......................   863   $16.27 - 16.71    $15,032        8.37%    1.25 - 1.80%  12.68 -  13.31%
   2009...................... 1,055    14.44 - 14.75     16,181       11.42     1.25 - 1.80   50.13 -  50.95
   2008...................... 1,267     9.62 -  9.77     12,902       10.66     1.25 - 1.80  -27.32 - -26.91
   2007...................... 1,600    13.23 - 13.37     22,372        8.36     1.25 - 1.80    1.57 -   2.14
   2006...................... 1,914    13.03 - 13.09     26,267        8.51     1.25 - 1.80    8.83 -   9.43

Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts:
   VIP Asset Manager
   2010......................   490     11.83 -14.66      7,635        1.61      1.25 -1.80   12.23 -  12.85
   2009......................   555    10.54 - 12.99      7,755        2.19     1.25 - 1.80   26.81 -  27.51
   2008......................   685     8.31 - 10.19      7,527        2.54     1.25 - 1.80  -29.99 - -29.60
   2007......................   830    11.87 - 14.47     13,085        5.98     1.25 - 1.80   13.43 -  14.06
   2006...................... 1,018    10.47 - 12.69     14,251        2.88     1.25 - 1.80    5.41 -   5.99

   VIP Contrafund
   2010...................... 2,778    12.98 - 18.97     47,794        1.16     1.25 - 1.80   15.13 -  15.76
   2009...................... 3,178    11.28 - 16.39     47,725        1.32     1.25 - 1.80   33.29 -  34.02
   2008...................... 3,535     8.46 - 12.23     40,235        0.93     1.25 - 1.80  -43.54 - -43.23
   2007...................... 4,241    14.99 - 21.54     86,547        0.88     1.25 - 1.80   15.48 -  16.12
   2006...................... 5,056    12.98 - 18.55     90,482        1.28     1.25 - 1.80    9.73 -  10.33

   VIP Equity-Income
   2010...................... 1,360    11.75 - 13.70     22,816        1.66     1.25 - 1.80   13.10 -  13.72
   2009...................... 1,664    10.39 - 12.04     24,584        2.09     1.25 - 1.80   27.89 -  28.59
   2008...................... 1,976     8.12 -  9.37     22,743        2.22     1.25 - 1.80  -43.68 - -43.37
   2007...................... 2,639    14.43 - 16.54     53,256        1.68     1.25 - 1.80   -0.29 -   0.26
   2006...................... 3,284    14.47 - 16.50     66,863        3.26     1.25 - 1.80   18.06 -  18.70

   VIP Growth
   2010...................... 1,700     6.69 - 11.69     18,844        0.25     1.25 - 1.80   21.96 -  22.63
   2009...................... 2,027     5.49 -  9.53     18,478        0.41     1.25 - 1.80   26.00 -  26.69
   2008...................... 2,282     4.36 -  7.52     17,121        0.78     1.25 - 1.80  -48.11 - -47.83
   2007...................... 2,650     8.39 - 14.42     38,988        0.84     1.25 - 1.80   24.69 -  25.38
   2006...................... 3,053     6.73 - 11.50     37,182        0.41     1.25 - 1.80    4.95 -   5.53

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts
  (continued):
   VIP Index 500
   2010..................... 2,712   $ 8.60 - 12.18    $28,502       1.81%     1.25 - 1.80%  12.97 -  13.60%
   2009..................... 3,134     7.61 - 10.72     29,106       2.33      1.25 - 1.80   24.35 -  25.03
   2008..................... 3,671     6.12 -  8.57     27,557       1.97      1.25 - 1.80  -38.12 - -37.78
   2007..................... 4,599     9.90 - 13.78     56,360       3.62      1.25 - 1.80    3.55 -   4.12
   2006..................... 5,382     9.56 - 13.23     64,225       1.77      1.25 - 1.80   13.67 -  14.30

   VIP Money Market
   2010..................... 2,672    10.95 - 12.51     32,420       0.18      1.25 - 1.80   -1.55 -  -1.00
   2009..................... 3,577    11.12 - 12.64     44,205       0.76      1.25 - 1.80   -1.08 -  -0.53
   2008..................... 4,923    11.24 - 12.70     61,459       3.04      1.25 - 1.80    1.19 -   1.75
   2007..................... 3,775    11.11 - 12.49     46,880       4.95      1.25 - 1.80    3.33 -   3.91
   2006..................... 3,845    10.75 - 12.02     45,939       4.76      1.25 - 1.80    3.02 -   3.58

   VIP Overseas
   2010..................... 1,003     9.58 - 14.16     12,482       1.27      1.25 - 1.80   11.10 -  11.71
   2009..................... 1,192     8.62 - 12.67     13,467       2.00      1.25 - 1.80   24.27 -  24.96
   2008..................... 1,326     6.94 - 10.14     12,213       2.55      1.25 - 1.80  -44.81 - -44.50
   2007..................... 1,474    12.57 - 18.27     25,100       3.33      1.25 - 1.80   15.21 -  15.85
   2006..................... 1,693    10.91 - 15.77     25,209       0.86      1.25 - 1.80   15.98 -  16.62

Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2)
   2010.....................   369    11.64 - 12.58      4,572       1.39      1.35 - 2.45   11.17 -  12.43
   2009.....................   411    10.47 - 11.19      4,536       2.03      1.35 - 2.45   25.61 -  27.02
   2008.....................   482     8.34 -  8.81      4,201       2.47      1.35 - 2.45  -30.65 - -29.87
   2007.....................   541    12.02 - 12.56      6,731       5.68      1.35 - 2.45   12.34 -  13.61
   2006.....................   566    10.70 - 11.06      6,207       2.34      1.35 - 2.45    4.52 -   5.69

   VIP Contrafund (Service Class 2)
   2010..................... 1,896    13.59 - 14.53     27,156       0.95      1.35 - 2.30   14.24 -  15.35
   2009..................... 2,144    11.90 - 12.60     26,679       1.08      1.35 - 2.30   32.35 -  33.64
   2008..................... 2,526     8.99 -  9.43     23,562       0.76      1.35 - 2.30  -44.01 - -43.47
   2007..................... 2,858    16.05 - 16.67     47,225       0.73      1.35 - 2.30   14.59 -  15.71
   2006..................... 3,163    14.01 - 14.41     45,256       1.07      1.35 - 2.30    8.88 -   9.93

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts
  (continued):
   VIP Equity-Income (Service Class 2)
   2010..................... 2,067   $10.12 - 10.93    $22,367       1.54%     1.35 - 2.45%  12.10 -  13.37%
   2009..................... 2,331     9.03 -  9.65     22,298       1.91      1.35 - 2.45    26.70 - 28.13
   2008..................... 2,717     7.12 -  7.53     20,324       2.17      1.35 - 2.45  -44.22 - -43.59
   2007..................... 3,047    12.77 - 13.34     40,490       1.58      1.35 - 2.45   -1.22 -  -0.10
   2006..................... 3,348    12.93 - 13.66     44,632       2.91      1.35 - 2.45   17.00 -  18.31

   VIP Growth (Service Class 2)
   2010..................... 1,008    10.06 - 10.75     11,957       0.03      1.35 - 2.30   21.02 -  22.19
   2009..................... 1,176     8.31 -  8.80     11,501       0.19      1.35 - 2.30   25.02 -  26.24
   2008..................... 1,305     6.65 -  6.97     10,105       0.57      1.35 - 2.30  -48.52 - -48.02
   2007..................... 1,462    12.91 - 13.41     21,854       0.39      1.35 - 2.30   23.73 -  24.94
   2006..................... 1,587    10.44 - 13.87     19,082       0.16      1.35 - 2.30    4.13 -   5.14

   VIP Index 500 (Service Class 2)
   2010..................... 2,588    10.63 - 11.37     28,990       1.62      1.35 - 2.30   12.09 -  13.18
   2009..................... 2,960     9.48 - 10.04     29,365       2.19      1.35 - 2.30   23.40 -  24.60
   2008..................... 3,369     7.69 -  8.06     26,884       1.91      1.35 - 2.30  -38.61 - -38.01
   2007..................... 3,610    12.52 - 13.00     46,550       3.22      1.35 - 2.30    2.75 -   3.75
   2006..................... 3,969    12.18 - 12.53     49,418       1.34      1.35 - 2.30   12.79 -  13.88

   VIP Investment Grade Bond (Service Class 2)
   2010..................... 3,031    11.66 - 12.47     38,590       3.22      1.35 - 2.30    5.07 -   6.10
   2009..................... 3,380    11.10 - 11.75     40,732       8.34      1.35 - 2.30   12.81 -  13.91
   2008..................... 3,789     9.84 - 10.32     40,204       4.58      1.35 - 2.30   -5.68 -  -4.76
   2007..................... 4,894    10.43 - 10.83     54,745       3.95      1.35 - 2.30    1.68 -   2.67
   2006..................... 4,751    10.26 - 10.55     52,012       3.47      1.35 - 2.30    1.75 -   2.73

   VIP Money Market (Service Class 2)
   2010..................... 3,615    10.02 - 10.71     38,157       0.01      1.35 - 2.30   -2.23 -  -1.28
   2009..................... 4,575    10.25 - 10.85     49,017       0.50      1.35 - 2.30   -1.84 -  -0.88
   2008..................... 5,383    10.36 - 10.95     58,300       2.77      1.35 - 2.45    0.25 -   1.38
   2007..................... 5,221    10.33 - 10.80     55,847       4.94      1.35 - 2.45    2.37 -   3.53
   2006..................... 5,497    10.09 - 10.43     56,927       4.84      1.35 - 2.45    2.07 -   3.21

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts
  (continued):
   VIP Overseas (Service Class 2)
   2010..................... 1,860   $12.18 - 13.17    $24,371       1.05%     1.35 - 2.45%  10.07 -  11.31%
   2009..................... 2,212    11.07 - 11.83     26,123       1.77      1.35 - 2.45   23.13 -  24.52
   2008..................... 2,521     8.99 -  9.50     23,963       2.39      1.35 - 2.45  -45.34 - -44.72
   2007..................... 2,661    16.45 - 17.18     45,858       2.99      1.35 - 2.45   14.17 -  15.46
   2006..................... 2,713    14.41 - 14.88     40,588       0.50      1.35 - 2.45   14.90 -  16.19

Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts:
   VIT Strategic International Equity
   2010.....................   183    10.04 - 10.26      1,866       1.32      1.40 - 1.60    8.61 -   8.83
   2009.....................   236     9.24 -  9.43      2,217       1.80      1.40 - 1.60   26.64 -  26.90
   2008.....................   257     7.30 -  7.43      1,897       2.39      1.40 - 1.60  -46.33 - -46.23
   2007.....................   378    13.60 - 13.82      5,196       1.30      1.40 - 1.60    5.21 -   5.42
   2006.....................   425    12.92 - 13.11      5,542       1.58      1.40 - 1.60   20.17 -  20.41

   VIT Structured Small Cap Equity Fund
   2010.....................   101    17.11 - 17.50      1,758       0.50      1.40 - 1.60   28.06 -  28.31
   2009.....................   127    13.36 - 13.64      1,725       1.12      1.40 - 1.60   25.65 -  25.90
   2008.....................   135    10.64 - 10.83      1,456       0.61      1.40 - 1.60  -34.89 - -34.76
   2007.....................   175    16.34 - 16.61      2,885       0.35      1.40 - 1.60  -18.04 - -17.88
   2006.....................   206    19.93 - 20.22      4,138       0.63      1.40 - 1.60   10.49 -  10.71

Investments in the Invesco
  Investment Service
  Sub-Accounts:
   Invesco V.I. Basic Value (a)
   2010..................... 1,041     8.85 -  9.35      9,554       0.56      1.25 - 2.05    5.15 -   6.02
   2009..................... 1,285     8.42 -  8.82     11,154       1.58      1.25 - 2.05   44.97 -  46.16
   2008..................... 1,524     5.81 -  6.03      9,082       0.84      1.25 - 2.05  -52.76 - -52.37
   2007..................... 1,809    12.29 - 12.67     22,698       0.57      1.25 - 2.05   -0.55 -   0.28
   2006..................... 2,150    12.36 - 12.63     26,968       0.39      1.25 - 2.05   10.89 -  11.80

--------
(a)Previously known as AIM V. I. Basic Value

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Invesco
  Investment Service
  Sub-Accounts
  (continued):
   Invesco V.I. Capital Appreciation (b)
   2010....................    60   $ 8.55 -  8.80    $   520        0.69%    1.35 - 2.05%  13.12 -  13.93%
   2009....................    71     7.55 -  7.73        541        0.61     1.35 - 2.05   18.60 -  19.44
   2008....................    76     6.37 -  6.47        490        0.00     1.35 - 2.05  -43.67 - -43.27
   2007....................    79    11.31 - 11.40        900        0.00     1.35 - 2.05    9.71 -  10.49
   2006 (z)................    96    10.31 - 10.32        993        0.12     1.35 - 2.05    3.08 -   3.19

   Invesco Van Kampen V.I. High Yield (c)
   2010....................   235    13.93 - 15.04      3,288       10.55     1.35 - 2.15    9.70 -  10.60
   2009....................   313    12.70 - 13.60      3,962        8.82     1.35 - 2.15   39.03 -  40.16
   2008....................   402     9.14 -  9.70      3,622        9.63     1.35 - 2.15  -24.52 - -23.90
   2007....................   498    12.10 - 12.75      5,911        8.62     1.35 - 2.15    1.76 -   2.60
   2006....................   563    11.89 - 12.43      6,518        7.66     1.35 - 2.15    6.29 -   7.16

   Invesco Van Kampen V.I. Mid Cap Value (d)
   2010.................... 1,349    14.44 - 15.36     21,827        0.92     1.25 - 2.15   19.62 -  20.72
   2009.................... 1,670    12.07 - 12.72     22,531        1.20     1.25 - 2.15   36.21 -  37.48
   2008.................... 2,015     8.86 -  9.25     19,856        0.86     1.25 - 2.15  -42.55 - -42.02
   2007.................... 2,600    15.43 - 15.96     44,378        0.68     1.25 - 2.15    5.51 -   6.50
   2006.................... 3,168    14.62 - 14.98     50,764        0.27     1.25 - 2.15   18.11 -  19.20

Investments in the Invesco
  Investment Service
  Series II Sub-Accounts:
   Invesco V.I. Basic Value II (e)
   2010....................   696     8.50 -  9.08      6,238        0.34     1.35 - 2.30    4.49 -   5.50
   2009....................   772     8.13 -  8.61      6,571        1.12     1.35 - 2.30   44.34 -  45.74
   2008....................   940     5.63 -  5.91      5,501        0.49     1.35 - 2.30  -53.01 - -52.55
   2007....................   949    11.99 - 12.45     11,713        0.31     1.35 - 2.30   -0.98 - - 0.01
   2006.................... 1,139    12.11 - 12.45     14,094        0.14     1.35 - 2.30   10.35 -  11.42

--------
(b)Previously known AIM V. I. Capital Appreciation
(c)Previously known as Van Kampen UIF High Yield
(d)Previously known as Van Kampen UIF U.S. Mid Cap Value
(e)Previously known as AIM V. I. Basic Value II
(z)For the period beginning November 3, 2006 and ended December 31, 2006

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Invesco
  Investment Service
  Series II Sub-Accounts
  (continued):
   Invesco V.I. Capital Appreciation II (f)
   2010....................   176   $ 9.12 -  9.75    $ 1,688       0.48%     1.35 - 2.30%  12.56 -  13.65%
   2009....................   210     8.10 -  8.58      1,781       0.25      1.35 - 2.30   17.94 -  19.09
   2008....................   244     6.87 -  7.20      1,737       0.00      1.35 - 2.30  -43.95 - -43.40
   2007....................   278    12.25 - 12.73      3,503       0.00      1.35 - 2.30    9.15 -  10.22
   2006....................   307    11.23 - 11.55      3,521       0.00      1.35 - 2.30    3.63 -   4.63

   Invesco V.I. Core Equity II (g)
   2010....................   463    10.27 - 10.75      4,933       0.77      1.35 - 2.30    6.74 -   7.77
   2009....................   522     9.62 -  9.97      5,166       1.48      1.35 - 2.30   25.04 -  26.25
   2008....................   613     7.70 -  7.90      4,820       1.80      1.35 - 2.30  -31.93 - -31.26
   2007....................   688    11.31 - 11.49      7,875       1.01      1.35 - 2.30    5.38 -   6.41
   2006 (aa)...............   658    10.73 - 10.80      7,099       1.00      1.35 - 2.30    7.30 -   8.00

Investments in the Invesco
  Investment Service
  Series II Sub-Accounts :
   Invesco V.I. Mid Cap Core Equity II (h)
   2010....................   799    12.99 - 13.88     10,939       0.32      1.35 - 2.30   11.16 -  12.24
   2009....................   864    11.68 - 12.37     10,558       0.96      1.35 - 2.30   26.87 -  28.10
   2008.................... 1,027     9.21 -  9.66      9,812       1.20      1.35 - 2.30  -30.32 - -29.64
   2007.................... 1,244    13.22 - 13.73     16,928       0.05      1.35 - 2.30    6.76 -   7.80
   2006.................... 1,324    12.38 - 12.73     16,754       0.84      1.35 - 2.30    8.44 -   9.49

   Invesco Van Kampen V.I. Government II (i)
   2010....................   797    10.79 - 11.49      9,023       0.21      1.35 - 2.25    2.53 -   3.47
   2009....................   809    10.49 - 11.11      8,877       5.94      1.35 - 2.30   -1.46 -  -0.50
   2008.................... 1,048    10.64 - 11.16     11,594       3.72      1.35 - 2.30   -0.82 -   0.14
   2007....................   870    10.73 - 11.15      9,610       4.41      1.35 - 2.30    4.54 -   5.56
   2006....................   866    10.27 - 10.56      9,080       4.06      1.35 - 2.30    0.74 -   1.72

--------
(f)Previously known as AIM V. I. Capital Appreciation II
(g)Previously known as AIM V. I. Core Equity II
(h)Previously known as AIM V. I. Mid Cap Core Equity II
(i)Previously known as LIT Government (Class II)
(aa)For the period beginning May 1, 2006 and ended December 31, 2006

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Invesco
  Investment Service
  Series II Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Growth and Income II (j)
   2010.................... 2,874   $11.77 - 13.25    $36,316       0.10%     1.25 - 2.30%   9.61 -  10.80%
   2009.................... 3,408    10.73 - 11.96     38,998       3.34      1.25 - 2.30   21.25 -  22.57
   2008.................... 3,915     8.85 -  9.76     36,667       1.92      1.25 - 2.30  -33.77 - -33.05
   2007.................... 4,911    13.37 - 14.58     68,980       1.46      1.25 - 2.30    0.15 -   1.24
   2006.................... 5,569    13.35 - 14.40     77,589       0.94      1.25 - 2.30   13.31 -  14.54

   Invesco Van Kampen V.I. Mid Cap Growth II (k)
   2010....................   568    13.90 - 15.01      8,353       0.00      1.25 - 2.30   24.35 -  25.69
   2009....................   614    11.17 - 11.95      7,211       0.00      1.25 - 2.30   52.78 -  54.43
   2008....................   613     7.31 -  7.73      4,677       0.00      1.25 - 2.30  -48.06 - -47.50
   2007....................   704    14.08 - 14.73     10,249       0.00      1.25 - 2.30   14.88 -  16.13
   2006....................   847    12.26 - 12.69     10,652       0.00      1.25 - 2.30    2.52 -   3.62

Investments in the
  J.P. Morgan Series
  Trust II Sub-Accounts:
   JPMorgan IT Small Cap Core Portfolio
   2010....................   110    15.43 - 15.78      1,720       0.00      1.40 - 1.60   25.11 -  25.36
   2009 (u)(w).............   141    12.33 - 12.59      1,769       0.44      1.40 - 1.60   29.13 -  29.31

   Small Company
   2009 (u)(v).............    --      N/A - N/A           --       0.95      1.40 - 1.60   -6.58 -  -6.53
   2008....................   170    10.22 - 10.41      1,762       0.21      1.40 - 1.60  -33.07 - -32.93
   2007....................   228    15.27 - 15.52      3,525       0.01      1.40 - 1.60   -7.18 -  -6.99
   2006....................   264    16.45 - 16.69      4,395       0.00      1.40 - 1.60   13.19 -  13.41

--------
(j)Previously known as LIT Growth and Income (Class II)
(k)Previously known as LIT Mid Cap Growth (Class II)
(u)On April 24, 2009, JP Morgan Small company merged into JPMorgan IT Small Cap Core Portfolio
(v)For the period beginning January 1, 2009 and ended April 24, 2009
(w)For the period beginning April 25, 2009 and ended December 31, 2009

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------
                                   ACCUMULATION
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series
  Sub-Accounts:
   Balanced
   2010.................. 1,473   $13.45 - 20.87    $30,164       2.72%     1.25 - 1.80%   6.45 -   7.04%
   2009.................. 1,747    12.64 - 19.49     33,433       2.90      1.25 - 1.80   23.64 -  24.32
   2008.................. 2,015    10.22 - 15.68     31,673       2.61      1.25 - 1.80  -17.34 - -16.88
   2007.................. 2,514    12.36 - 18.86     48,451       2.51      1.25 - 1.80    8.55 -   9.16
   2006.................. 3,149    11.39 - 17.28     56,236       2.05      1.25 - 1.80    8.75 -   9.35

   Enterprise
   2010.................. 1,255     6.32 - 18.45     19,901       0.06      1.25 - 1.80   23.61 -  24.29
   2009.................. 1,430     5.11 - 14.85     18,387       0.00      1.25 - 1.80   42.24 -  43.03
   2008.................. 1,599     3.59 - 10.38     14,801       0.26      1.25 - 1.80  -44.73 - -44.42
   2007.................. 1,821     6.50 - 18.68     30,610       0.22      1.25 - 1.80   19.85 -  20.52
   2006.................. 1,861     5.42 - 15.50     27,114       0.00      1.25 - 1.80   11.59 -  12.20

   Flexible Bond
   2010..................   834    16.87 - 18.50     15,360       3.87      1.25 - 1.80    6.05 -   6.63
   2009..................   961    15.91 - 17.35     16,680       4.36      1.25 - 1.80   11.20 -  11.81
   2008.................. 1,076    14.31 - 15.51     16,770       4.31      1.25 - 1.80    4.13 -   4.71
   2007.................. 1,274    13.74 - 14.82     19,089       4.67      1.25 - 1.80    5.12 -   5.70
   2006.................. 1,351    13.07 - 14.02     19,349       4.63      1.25 - 1.80    2.36 -   2.93

   Forty Portfolio
   2010..................   275    14.77 - 15.49      4,205       0.32      1.35 - 2.05    4.56 -   5.31
   2009..................   346    14.12 - 14.71      5,046       0.04      1.35 - 2.05   43.34 -  44.36
   2008..................   414     9.85 - 10.19      4,181       0.15      1.35 - 2.05  -45.30 - -44.91
   2007..................   397    18.01 - 18.49      7,296       0.31      1.35 - 2.05   34.17 -  35.13
   2006..................   517    13.43 - 13.68      7,041       0.34      1.35 - 2.05    7.11 -   7.87

   Janus Portfolio
   2010.................. 1,098     6.66 - 12.03     14,666       1.04      1.25 - 1.80   12.48 -  13.10
   2009.................. 1,315     5.92 - 10.64     15,584       0.51      1.25 - 1.80   33.92 -  34.66
   2008.................. 1,561     4.42 -  7.90     13,798       0.75      1.25 - 1.80  -40.80 - -40.47
   2007.................. 1,833     7.47 - 13.27     27,377       0.70      1.25 - 1.80   13.03 -  32.70
   2006.................. 2,279     6.61 - 11.68     30,124       0.46      1.25 - 1.80    9.40 -  10.00

   Worldwide
   2010.................. 1,143     6.22 - 11.59     14,988       0.57      1.25 - 1.80   13.77 -  14.40
   2009.................. 1,540     5.46 - 10.13     16,733       1.33      1.25 - 1.80   35.24 -  35.99
   2008.................. 1,562     4.04 -  7.45     13,547       1.16      1.25 - 1.80  -45.65 - -45.35
   2007.................. 1,912     7.43 - 13.63     30,456       0.75      1.25 - 1.80    7.66 -   8.26
   2006.................. 2,394     6.90 - 12.59     35,678       1.67      1.25 - 1.80   16.10 -  16.74

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------
                                   ACCUMULATION
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
   Balanced (Service Shares)
   2010..................   656   $13.69 - 14.63    $ 9,453       2.43%     1.35 - 2.30%   5.63 -   6.66%
   2009..................   743    12.96 - 13.72     10,073       2.67      1.35 - 2.30   22.70 -  23.89
   2008..................   748    10.56 - 11.07      8,198       2.38      1.35 - 2.30  -17.99 - -17.19
   2007..................   928    12.88 - 13.37     12,314       2.30      1.35 - 2.30    7.74 -   8.79
   2006.................. 1,013    11.95 - 12.29     12,371       2.16      1.35 - 2.30    7.88 -   8.93

   Foreign Stock (Service Shares)
   2008 (ab)(ac).........    --     N/A - N/A            --       0.00         - - -        N/A - N/A
   2007..................   952    15.52 - 17.06     15,852       1.50      1.25 - 2.30   15.52 -  16.78
   2006..................   947    13.43 - 14.60     13,592       1.60      1.25 - 2.30   15.35 -  16.60

   Forty Portfolio (Service Shares)
   2010..................   383    14.39 - 15.39      5,805       0.21      1.35 - 2.30    4.03 -   5.04
   2009..................   449    13.84 - 14.65      6,489       0.01      1.35 - 2.30   42.66 -  44.04
   2008..................   515     9.70 - 10.17      5,182       0.01      1.35 - 2.30  -45.59 - -45.06
   2007..................   500    17.83 - 18.51      9,180       0.18      1.35 - 2.30   33.48 -  34.78
   2006..................   454    13.35 - 13.74      6,207       0.17      1.35 - 2.30    6.61 -   7.65

   INTECH Risk-Managed Core Portfolio (Service Shares)
   2010 (l)..............    --     N/A - N/A            --       1.69      1.35 - 2.70    9.04 -   9.53
   2009..................   313    10.19 - 10.79      3,331       1.04      1.35 - 2.30   19.74 -  20.90
   2008..................   382     8.51 -  8.93      3,374       0.66      1.35 - 2.30  -37.71 - -37.10
   2007..................   442    13.67 - 14.19      6,217       0.47      1.35 - 2.30    3.68 -   4.69
   2006..................   513    13.18 - 13.56      6,913       0.13      1.35 - 2.30    8.23 -   9.28

   Overseas (Service Shares)
   2010..................   835    14.41 - 16.36     13,169       0.52      1.25 - 2.30   22.15 -  23.47
   2009..................   855    11.80 - 13.25     10,993       0.40      1.25 - 2.30   74.95 -  76.85
   2008 (ab)(ad).........   783     6.75 -  7.49      5,721       5.17      1.25 - 2.30    0.00 -   0.00

   Perkins Mid Cap Value Portfolio (Service Shares)
   2010.................. 1,086    14.61 - 15.62     16,718       0.47      1.35 - 2.30   12.71 -  13.81
   2009.................. 1,254    12.97 - 13.73     17,006       0.32      1.35 - 2.30   29.86 -  31.13
   2008.................. 1,516     9.98 - 10.47     15,708       0.40      1.35 - 2.30  -29.56 - -28.87
   2007.................. 1,769    14.17 - 14.72     25,818       3.18      1.35 - 2.30    4.69 -   5.72
   2006.................. 1,864    13.54 - 13.92     25,797       2.94      1.35 - 2.30   12.43 -  13.52

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010
(ab)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ac)For the period beginning January 1, 2008 and ended April 29, 2008
(ad)For the period beginning April 30, 2008 and ended December 31, 2008

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------
                                    ACCUMULATION
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                           ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
   Perkins Small Company Value Portfolio (Service Shares)
   2009 (y)...............   --       N/A - N/A      $    --       0.32%     1.35 - 2.70%  -5.66 -  -5.22%
   2008...................  510    $ 7.45 -  7.72      3,908       0.00      1.35 - 2.30  -37.39 - -36.78
   2007...................  574     11.91 - 12.22      6,978       1.13      1.35 - 2.30   -8.28 -  -7.39
   2006...................  552     12.98 - 13.19      7,256       0.00      1.35 - 2.30   20.23 -  29.82

   Worldwide (Service Shares)
   2010...................  136      9.14 -  9.77      1,383       0.47       1.35 -2.05   13.15 -  13.96
   2009...................  171      8.07 -  8.57      1,528       1.23       1.35 -2.05   34.59 -  35.55
   2008...................  196      6.00 -  6.32      1,296       0.95       1.35 -2.05  -45.94 - -45.55
   2007...................  267     11.10 - 11.61      3,265       0.57       1.35 -2.05    7.11 -   7.88
   2006...................  279     10.36 - 10.76      3,141       1.56       1.35 -2.05   15.53 -  16.35

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
   Emerging Markets Equity
   2010...................  197     42.10 - 45.00      8,024       1.10       1.35 -2.05   20.18 -  21.04
   2009...................  240     35.03 - 37.18      8,038       2.73       1.35 -2.05   66.37 -  67.56
   2008...................  278     21.05 - 22.19      5,559       2.13       1.35 -2.05  -49.78 - -49.42
   2007...................  351     41.92 - 43.87     13,887       1.13       1.35 -2.05   30.56 -  31.50
   2006...................  416     32.11 - 33.36     12,546       0.49       1.35 -2.05   27.29 -  28.20

   International Equity
   2010...................   91     10.47 - 10.70        967       1.13       1.40 -1.60    5.03 -   5.24
   2009...................  127      9.97 - 10.17      1,285       2.44       1.40 -1.60   19.53 -  19.77
   2008...................  156      8.34 -  8.49      1,317       1.09       1.40 -1.60  -38.02 - -37.89
   2007...................  207     13.45 - 13.67      2,812       2.46       1.40 -1.60    9.02 -   9.24
   2006...................  231     12.34 - 12.52      2,871       1.05       1.40 -1.60   20.59 -  20.83

--------
(y)For the period beginning January 1, 2009 and ended April 30, 2009

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------
                                    ACCUMULATION
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                           ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Legg
  Mason Partners Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I (m)
   2010...................   653   $ 8.43 -  8.73    $ 5,670       1.50%     1.35 - 2.30%  13.92 -  15.03%
   2009...................   839     7.40 -  7.59      6,340       1.25       1.35 -2.30   26.38 -  27.61
   2008...................   968     5.85 -  5.95      5,745       1.61       1.35 -2.30  -38.04 - -37.43
   2007 (ae)(af)(ag)...... 1,198     9.45 -  9.51     11,379       2.53       1.35 -2.30   -5.54 -  -4.91

   Legg Mason Western Asset Variable Global High Yield Bond Portfolio II
   2010................... 1,316    13.10 - 14.01     18,175       7.58       1.35 -2.30   12.06 -  13.15
   2009................... 1,550    11.69 - 12.38     18,964       8.90       1.35 -2.30   51.29 -  52.76
   2008................... 2,077     7.73 -  8.10     16,664       9.73       1.35 -2.30  -32.48 - -31.82
   2007................... 2,484    11.44 - 11.89     29,280       6.79       1.35 -2.30   -2.63 -  -1.68
   2006................... 2,617    11.75 - 12.09     31,430       6.63       1.35 -2.30    7.81 -   8.86

Investments in the Legg
  Mason Partners Variable
  Portfolios I, Inc
  Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I (n)
   2010...................   705     7.92 - 11.67      7,515       2.78      1.25 - 2.30    6.95 -   8.11
   2009...................   871     7.41 - 10.80      8,627       1.74      1.25 - 2.30   21.64 -  22.95
   2008................... 1,070     6.09 -  8.78      8,643       1.22      1.25 - 2.30  -37.11 - -36.42
   2007 (ag)(ah).......... 1,326     9.68 - 13.81     16,942       1.31      1.25 - 2.30   -3.15 -   2.60
   2006................... 1,169    13.13 - 13.46     15,626       1.60      1.25 - 2.15   15.72 -  16.79

--------
(m)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio I
(n)Previously known as Legg Mason ClearBridge Variable Investors Portfolio I
(ae)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value
(af)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Variable Fundamental Value
(ag)For the period beginning May 1, 2007 and ended December 31, 2007
(ah)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
   MFS Growth
   2010....................   389   $ 6.26 - 13.21    $ 3,761       0.12%     1.25 - 1.80%  13.28 -  13.91%
   2009....................   469     5.53 - 11.59      3,974       0.32      1.25 - 1.80   35.22 -  35.97
   2008....................   684     4.09 -  8.53      4,088       0.23      1.25 - 1.80  -38.54 - -38.20
   2007....................   626     6.65 - 13.80      6,462       0.00      1.25 - 1.80   19.00 -  19.66
   2006....................   735     5.59 - 11.53      6,444       0.00      1.25 - 1.80    5.97 -   6.56

   MFS Investors Trust
   2010....................   245     9.37 - 11.70      2,564       1.35      1.25 - 1.80    9.12 -   9.72
   2009....................   427     8.59 - 10.67      4,031       1.54      1.25 - 1.80   24.63 -  25.32
   2008....................   442     6.89 -  8.51      3,373       0.84      1.25 - 1.80  -34.28 - -33.91
   2007....................   420    10.49 - 12.88      4,942       0.86      1.25 - 1.80    8.33 -   8.93
   2006....................   518     9.68 - 11.82      5,677       0.50      1.25 - 1.80   10.98 -  11.59

   MFS New Discovery
   2010....................   603    11.42 - 25.32      9,188       0.00      1.25 - 1.80   33.91 -  34.65
   2009....................   698     8.53 - 18.81      7,906       0.00      1.25 - 1.80   60.27 -  61.16
   2008....................   740     5.32 - 11.67      5,318       0.00      1.25 - 1.80  -40.41 - -40.08
   2007....................   881     8.93 - 19.48     10,565       0.00      1.25 - 1.80    0.68 -   1.24
   2006....................   984     8.87 - 19.24     11,950       0.00      1.25 - 1.80   11.20 -  11.81

   MFS Research
   2010....................   167     8.29 - 12.59      1,849       0.89      1.25 - 1.80   13.83 -  14.46
   2009....................   199     7.28 - 11.00      1,944       1.36      1.25 - 1.80   28.22 -  28.92
   2008....................   221     5.68 -  8.53      1,682       0.58      1.25 - 1.80  -37.23 - -36.88
   2007....................   280     9.05 - 13.52      3,430       0.72      1.25 - 1.80   11.17 -  11.79
   2006....................   335     8.14 - 12.09      3,730       0.51      1.25 - 1.80    8.51 -   9.11

   MFS Total Return
   2010.................... 1,028    13.95 - 16.28     15,553       2.82      1.25 - 1.80    7.97 -   8.56
   2009.................... 1,226    12.92 - 15.00     17,211       3.70      1.25 - 1.80   15.92 -  16.56
   2008.................... 1,477    11.15 - 12.87     17,924       3.33      1.25 - 1.80  -23.52 - -23.10
   2007.................... 1,996    14.58 - 16.73     31,640       2.64      1.25 - 1.80    2.35 -   2.91
   2006.................... 2,240    14.24 - 16.26     34,778       2.36      1.25 - 1.80    9.90 -  10.51

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS High Income (Service Class)
   2010....................   546   $12.40 - 13.26    $ 7,139       7.17%     1.35 - 2.30%  11.77 -  12.85%
   2009....................   581    11.10 - 11.75      6,746       8.17      1.35 - 2.30   41.88 -  43.26
   2008....................   737     7.82 -  8.20      5,978       9.36      1.35 - 2.30  -30.30 - -29.63
   2007....................   894    11.22 - 11.66     10,323       7.27      1.35 - 2.30   -0.81 -   0.16
   2006....................   950    11.31 - 11.64     10,976       7.15      1.35 - 2.30    7.47 -   8.51

   MFS Investor Growth Stock (Service Class)
   2010....................   860    11.02 - 11.78      9,998       0.28      1.35 - 2.30    9.57 -  10.64
   2009....................   987    10.06 - 10.65     10,397       0.43      1.35 - 2.30   35.90 -  37.22
   2008.................... 1,240     7.40 -  7.76      9,535       0.30      1.35 - 2.30  -38.43 - -37.83
   2007.................... 1,336    12.02 - 12.48     16,551       0.09      1.35 - 2.30    8.46 -   9.52
   2006.................... 1,485    11.08 - 11.40     16,829       0.00      1.35 - 2.30    4.84 -   5.86

   MFS Investors Trust (Service Class)
   2010....................   162    11.58 - 12.38      1,978       1.00      1.35 - 2.30    8.33 -   9.38
   2009....................   187    10.69 - 11.32      2,087       1.28      1.35 - 2.30   23.65 -  24.85
   2008....................   195     8.65 -  9.07      1,744       0.58      1.35 - 2.30  -34.79 - -34.16
   2007....................   219    13.26 - 13.77      2,992       0.60      1.35 - 2.30    7.49 -   8.54
   2006....................   232    12.34 - 12.69      2,917       0.25      1.35 - 2.30   10.11 -  11.18

   MFS New Discovery (Service Class)
   2010....................   556    13.93 - 14.38      8,171       0.00      1.35 - 2.30   32.82 -  34.11
   2009....................   520    10.49 - 10.72      5,691       0.00      1.35 - 2.30   59.18 -  60.72
   2008....................   540     6.59 -  6.91      3,690       0.00      1.35 - 2.30  -40.91 - -40.34
   2007....................   632    11.15 - 11.18      7,247       0.00      1.35 - 2.30   -0.11 -   0.86
   2006....................   743    11.09 - 11.16      8,453       0.00      1.35 - 2.30   10.34 -  11.41

   MFS Total Return (Service Class)
   2010.................... 1,007    10.98 - 11.86     11,768       2.55      1.35 - 2.45    6.95 -   8.15
   2009.................... 1,144    10.26 - 10.97     12,380       3.24      1.35 - 2.45   14.84 -  16.14
   2008.................... 1,232     8.94 -  9.44     11,503       2.95      1.35 - 2.45  -24.23 - -23.37
   2007.................... 1,613    11.79 - 12.32     19,689       2.48      1.35 - 2.45    1.38 -   2.52
   2006.................... 1,774    11.63 - 12.02     21,178       2.16      1.35 - 2.45    8.90 -  10.12

   MFS Utilities (Service Class)
   2010....................   230    18.21 - 19.65      5,098       3.10      1.35 - 2.15   11.07 -  11.98
   2009....................   276    16.39 - 17.55      5,464       4.46      1.35 - 2.15   30.01 -  31.08
   2008....................   346    12.61 - 13.39      5,264       1.46      1.35 - 2.15  -39.15 - -38.65
   2007....................   419    20.72 - 21.82     10,357       0.84      1.35 - 2.15   24.80 -  25.83
   2006....................   448    16.60 - 17.34      8,829       1.66      1.35 - 2.15   28.15 -  29.20

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts
  (continued):
   MFS Value (Service Class)
   2010....................   356   $12.22 - 13.02    $ 4,577       1.25%     1.35 - 2.25%   8.72 -   9.72%
   2009....................   381    11.21 - 11.87      4,469       1.18      1.35 - 2.30   19.64 -  20.80
   2008....................   485     9.37 -  9.83      4,726       1.12      1.35 - 2.30  -34.29 - -33.65
   2007....................   574    14.26 - 14.81      8,431       0.89      1.35 - 2.30    5.11 -   6.13
   2006....................   611    13.57 - 13.95      8,470       0.77      1.35 - 2.30   17.74 -  18.88

Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Global Securities (SS)
   2010....................   770    13.42 - 14.34     10,861       1.25      1.35 - 2.30   13.04 -  14.14
   2009....................   956    11.87 - 12.57     11,849       1.85      1.35 - 2.30   36.15 -  37.47
   2008.................... 1,129     8.72 -  9.14     10,198       1.35      1.35 - 2.30  -41.71 - -41.14
   2007.................... 1,381    14.95 - 15.53     21,250       1.22      1.35 - 2.30    3.63 -   4.64
   2006.................... 1,510    14.43 - 14.84     22,253       0.77      1.35 - 2.30   14.67 -  15.78

   Oppenheimer Main Street Small Cap Fund (SS)
   2010.................... 2,222    12.64 - 15.81     31,769       0.41      1.25 - 2.30   20.23 -  21.53
   2009.................... 2,621    10.52 - 13.01     30,901       0.61      1.25 - 2.30   33.73 -  35.18
   2008.................... 3,084     7.86 -  9.62     26,979       0.28      1.25 - 2.30  -39.43 - -38.78
   2007.................... 3,684    12.98 - 15.72     52,951       0.18      1.25 - 2.30   -3.67 -  -2.62
   2006.................... 4,454    13.48 - 16.14     66,491       0.02      1.25 - 2.30   12.03 -  13.24

   Oppenheimer Small- & Mid-Cap Growth (SS) (o)
   2010....................   230     9.64 - 10.19      2,318       0.00      1.35 - 2.30   24.24 -  25.45
   2009....................   234     7.76 -  8.12      1,879       0.00      1.35 - 2.30   29.22 -  30.48
   2008....................   263     6.01 -  6.22      1,622       0.00      1.35 - 2.30  -50.38 - -49.90
   2007....................   284    12.11 - 12.42      3,503       0.00      1.35 - 2.30    3.59 -   4.60
   2006....................   311    11.69 - 11.88      3,675       0.00      1.35 - 2.30    1.32 -  16.87

--------
(o)Previously known as Oppenheimer MidCap Fund (SS)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Panorama Series Fund,
  Inc. (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer International Growth (SS)
   2010....................   162   $14.63 - 15.80    $  2,560      0.97%     1.35 - 2.15%  12.15 -  13.07%
   2009....................   172    13.05 - 13.97       2,413      1.11      1.35 - 2.15   36.07 -  37.18
   2008....................   189     9.59 - 10.18       1,938      0.87      1.35 - 2.15  -44.30 - -43.84
   2007....................   242    17.22 - 18.13       4,419      0.73      1.35 - 2.15   10.55 -  11.46
   2006....................   252    15.57 - 16.27       4,129      0.34      1.35 - 2.15   26.48 -  27.51

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)
   2010.................... 1,623     12.21 -14.07      21,813      1.92       1.25 -2.30    6.00 -   7.15
   2009.................... 1,721     11.51 -13.13      21,708      3.21       1.25 -2.30   12.97 -  14.19
   2008.................... 1,902    10.19 - 11.50      21,137      3.28       1.25 -2.30   -4.63 -  -3.60
   2007.................... 2,351    10.69 - 11.93      27,086      3.35       1.25 -2.30    1.24 -   2.34
   2006.................... 2,578    10.56 - 11.66      29,149      3.36       1.25 -2.30   -0.15 -   0.92

   Money Market
   2010.................... 4,059     9.91 - 10.58      43,555      0.05       1.35 -2.30   -2.25 -  -1.30
   2009.................... 4,733     10.14 -10.71      51,559      0.12       1.35 -2.30   -2.19 -  -1.24
   2008.................... 4,746    10.37 - 10.87      52,390      2.24       1.35 -2.30   -0.10 -   0.87
   2007.................... 3,933    10.38 - 10.76      43,105      4.89       1.35 -2.30    2.46 -   3.46
   2006.................... 4,244    10.13 - 10.40      45,006      4.64       1.35 -2.30    2.22 -   3.21

   PIMCO Real Return
   2010.................... 2,174     12.37 -13.22      28,461      1.47       1.35 -2.30    5.62 -   6.65
   2009.................... 2,444     11.71 -12.40      30,072      2.90       1.35 -2.30   15.67 -  16.80
   2008.................... 2,966     10.12 -10.62      31,304      3.80       1.35 -2.30   -9.18 -  -8.30
   2007.................... 3,017     11.15 -11.58      34,809      4.70       1.35 -2.30    8.12 -   9.18
   2006.................... 3,237     10.31 -10.60      34,224      4.40       1.35 -2.30   -1.60 -  -0.65

   PIMCO Total Return
   2010.................... 6,864     13.12 -15.74     104,718      2.48       1.25 -2.45    5.47 -   6.77
   2009.................... 7,661     12.44 -14.74     110,332      5.26       1.25 -2.45   11.28 -  12.66
   2008.................... 7,860     11.18 -13.09     110,178      4.68       1.25 -2.45    2.25 -   3.52
   2007.................... 8,514     10.93 -12.64     106,014      4.75       1.25 -2.45    6.09 -   7.41
   2006.................... 9,414     10.31 -11.77     109,937      4.37       1.25 -2.45    1.32 -   2.57

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
   StocksPLUS(R) Growth and Income Portfolio
   2009 (x)................    --      N/A - N/A      $    --       9.68%     1.40 - 1.60%  -0.65 -  -0.54%
   2008....................   456   $ 6.79 -  6.91      3,130       7.34      1.40 - 1.60  -43.54 - -43.43
   2007....................   570    12.02 - 12.22      6,927       7.72      1.40 - 1.60    5.15 -   5.36
   2006....................   662    11.43 - 11.60      7,629       4.73      1.40 - 1.60   13.08 -  13.31

Investments in the Premier
  Variable Insurance Trust
  Sub-Accounts :
   NACM Small Cap Portfolio Class I
   2010 (l)................    --      N/A - N/A           --       0.12      1.25 - 2.15   15.73 -  16.07
   2009....................   789     9.34 -  9.47      8,777       0.05      1.25 - 2.05   13.21 -  14.14
   2008....................   926     8.19 -  8.36      9,152       0.00      1.25 - 2.05  -42.83 - -42.36
   2007.................... 1,070    14.20 - 14.63     18,573       0.00      1.25 - 2.05   -1.50 -  -0.68
   2006.................... 1,301    14.30 - 14.85     22,490       0.00      1.25 - 2.05   21.55 -  22.55

   OpCap Balanced
   2009 (v)................    --      N/A - N/A           --       7.24      1.25 - 2.70   -3.94 -  -3.49
   2008.................... 1,568     7.32 -  7.70     11,924       2.41      1.25 - 2.30  -32.76 - -32.04
   2007.................... 2,010    10.89 - 11.33     22,547       1.42      1.25 - 2.30   -6.65 -  -5.63
   2006.................... 2,336    11.67 - 12.01     27,851       0.82      1.25 - 2.30    8.26 -   9.43
   2005.................... 2,523    10.78 - 10.97     27,559       0.30      1.25 - 2.30    0.38 -   1.47

   OpCap Equity
   2009 (v)................    --      N/A - N/A           --       3.36      1.40 - 1.60   -3.76 - - 3.69
   2008....................   351     8.35 -  8.51      2,971       0.85      1.40 - 1.60  -39.79 - -39.67
   2007....................   462    13.87 - 14.10      6,481       0.64      1.40 - 1.60    2.45 -   2.65
   2006....................   522    13.54 - 13.74      7,140       0.45      1.40 - 1.60   13.46 -  13.68
   2005....................   594    11.93 - 12.08      7,152       0.41      1.40 - 1.60    5.35 -   5.56

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010
(x)For the period beginning January 1, 2009 and ended July 17, 2009
(v)For the period beginning January 1, 2009 and ended April 24, 2009

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- -------------------------------------------
                                    ACCUMULATION
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE          TOTAL
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**        RETURN***
                           ------ ----------------- ---------- ------------- -----------  ----------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts:
   VT High Yield
   2010...................  293    $16.86 - 18.02    $ 5,172        7.62%    1.35 - 2.05%   11.71 -  12.50%
   2009...................  355     15.09 - 16.02      5,575       10.08     1.35 - 2.05    47.11 -  48.16
   2008...................  456     10.26 - 10.81      4,838       10.44     1.35 - 2.05   -27.58 - -27.07
   2007...................  618     14.17 - 14.82      9,018        8.22     1.35 - 2.05     0.68 -   1.40
   2006...................  724     14.07 - 14.62     10,436        7.49     1.35 - 2.05     8.26 -   9.04

   VT International Value (p)
   2010...................  304     12.74 - 14.02      4,127        3.28     1.25 - 2.05     4.93 -   5.79
   2009...................  391     12.14 - 13.25      5,046        0.00     1.25 - 2.05    23.60 -  24.62
   2008...................  461      9.82 - 10.64      4,787        1.89     1.25 - 2.05   -47.13 - -46.69
   2007...................  745     18.58 - 19.95     14,550        1.81     1.25 - 2.05     4.80 -   5.67
   2006...................  731     17.73 - 18.88     13,571        0.99     1.25 - 2.05    24.62 -  25.65

Investments in the Ridge
  Worth Capital
  Management, Inc
  Sub-Accounts:
   RidgeWorth Large Cap Gowth Stock
   2009 (v)...............   --       N/A - N/A           --        1.06     1.25 - 1.80     1.62 -   1.79
   2008...................  193      5.86 -  6.52      1,204        0.26     1.25 - 1.80   -41.74 - -41.12
   2007...................  221     10.05 - 11.13      2,362        0.41     1.25 - 1.80    13.21 -  13.84
   2006...................  205      8.88 -  9.77      1,924        0.31     1.25 - 1.80     8.86 -   9.45
   2005...................  234      8.16 -  8.93      2,004        0.14     1.25 - 1.80    -2.66 -  -2.13

Investments in the Ridge
  Worth Capital
  Management, Inc Sub-
  Accounts:
   RidgeWorth Large Cap Value Equity Fund
   2009 (v)...............   --       N/A - N/A           --        2.29     1.25 - 1.80   -5.54 -   -5.37
   2008...................  196      8.78 - 10.44      1,806        2.09     1.25 - 1.80  -33.99 -  -33.62
   2007...................  261     13.23 - 15.81      3,632        1.74     1.25 - 1.80    1.70 -    2.26
   2006...................  426     12.94 - 15.55      5,822        1.37     1.25 - 1.80   20.28 -   20.95
   2005...................  313     10.70 - 12.92      3,562        1.44     1.25 - 1.80    1.90 -    2.46

--------
(p)Previously known as VT International Growth and Income
(v)For the period beginning January 1, 2009 and ended April 24, 2009

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- -------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE          TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**        RETURN***
                             ------ ----------------- ---------- ------------- -----------  ----------------
Investments in the Rydex
  Variable Trust
  Sub-Accounts:
   Rydex VT Nasdaq 100 Strategy Fund
   2010.....................   166   $10.40 - 11.12    $ 1,305       0.00%     1.35 - 2.05%  16.06 -   16.89%
   2009.....................   220     8.96 -  9.51      1,459       0.00      1.35 - 2.05   48.89 -   49.95
   2008.....................   236     6.02 -  6.34      1,048       0.15      1.35 - 2.05  -43.11 -  -42.70
   2007.....................   299    10.58 - 11.07      2,280       0.07      1.35 - 2.05   15.40 -   16.22
   2006.....................   380     9.17 -  9.53      2,555       0.00      1.35 - 2.05    3.61 -    4.35

   Rydex VT US Long Short (q)
   2010.....................   232    11.92 - 12.74      2,988       0.00      1.35 - 2.30    8.65 -    9.71
   2009.....................   259    10.97 - 11.61      3,040       0.09      1.35 - 2.30   24.37 -   25.58
   2008.....................   294     8.82 -  9.25      2,746       0.00      1.35 - 2.30  -42.10 -  -41.54
   2007.....................   318    15.23 - 15.82      5,104       0.00      1.35 - 2.30   19.91 -   21.08
   2006.....................   334    12.70 - 16.79      4,426       0.00      1.35 - 2.30    8.83 -    9.89

Investments in the T. Rowe
  Price Equity Series, Inc.
  Sub-Accounts:
   T. Rowe Price Equity Income
   2010..................... 1,106    14.41 - 16.30     16,880       1.83      1.25 - 1.80   12.97 -   13.59
   2009..................... 1,380    12.76 - 14.35     18,606       1.84      1.25 - 1.80   23.36 -   24.04
   2008..................... 1,593    10.34 - 11.57     17,464       2.30      1.25 - 1.80  -37.25 -  -36.90
   2007..................... 1,968    16.48 - 18.34     34,439       1.75      1.25 - 1.80    1.41 -    1.97
   2006..................... 2,389    16.25 - 17.98     41,230       1.51      1.25 - 1.80   16.85 -   17.50

   T. Rowe Price Mid-Cap Growth
   2010.....................   706    17.35 - 27.17     14,625       0.00      1.25 - 1.80   25.83 -   26.53
   2009.....................   876    13.79 - 21.48     14,516       0.00      1.25 - 1.80   43.05 -   43.84
   2008..................... 1,019     9.64 - 14.93     11,981       0.00      1.25 - 1.80  -40.83 -  -40.51
   2007..................... 1,234    16.29 - 25.10     24,773       0.21      1.25 - 1.80   15.41 -   16.05
   2006..................... 1,495    14.11 - 21.63     26,601       0.00      1.25 - 1.80    4.74 -    5.32

   T. Rowe Price New America Growth
   2010.....................   297    10.05 - 13.04      3,417       0.19      1.25 - 1.80   17.52 -   18.17
   2009.....................   322     8.55 - 11.04      3,143       0.00      1.25 - 1.80   47.09 -   47.91
   2008.....................   370     5.82 -  7.46      2,473       0.00      1.25 - 1.80  -39.35 -  -39.01
   2007.....................   453     9.59 - 12.23      5,061       0.00      1.25 - 1.80   11.74 -   12.36
   2006.....................   524     8.58 - 10.89      5,238       0.05      1.25 - 1.80    5.42 -    6.00

--------
(q) Previously known as Rydex VT All-Cap Opportunity

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                  FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- --------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE          TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**        RETURN***
                             ------ ----------------- ---------- ------------- -----------  -----------------
Investments in the
  T. Rowe Price Equity
  Series, Inc. - II
  Sub-Accounts:
   T. Rowe Price Blue Chip Growth II
   2010..................... 1,708   $11.08 - 11.85    $19,965       0.00%     1.35 - 2.30%    13.33 -  14.44%
   2009..................... 2,036     9.78 - 10.35     20,839       0.00      1.35 - 2.30      38.53 - 39.88
   2008..................... 2,585     7.06 -  7.40     18,947       0.10      1.35 - 2.30  -43.9700 - -43.43
   2007..................... 2,647    12.60 - 13.08     34,352       0.09      1.35 - 2.30      9.89 -  10.96
   2006..................... 2,876    11.46 - 11.79     33,703       0.25      1.35 - 2.30      6.82 -   7.86

   T. Rowe Price Equity Income II
   2010..................... 2,692    11.12 - 11.88     31,544       1.58      1.35 - 2.30     12.11 -  13.19
   2009..................... 3,222     9.92 - 10.50     33,424       1.62      1.35 - 2.30     22.37 -  23.56
   2008..................... 3,770     8.04 -  8.50     31,713       2.11      1.35 - 2.45    -37.83 - -37.13
   2007..................... 4,327    12.94 - 13.52     58,005       1.51      1.35 - 2.45      0.49 -   1.63
   2006..................... 4,684    12.87 - 13.30     61,899       1.44      1.35 - 2.45     15.75 -  17.05

Investments in the
  T. Rowe Price
  International Series, Inc
  Sub-Accounts:
   T. Rowe Price International Stock
   2010.....................   573     9.41 - 13.40      6,290       0.91      1.25 - 1.80     12.42 -  13.04
   2009.....................   556     8.37 - 11.86      5,546       2.61      1.25 - 1.80     49.67 -  50.50
   2008.....................   587     5.60 -  7.88      3,961       1.83      1.25 - 1.80    -49.62 - -49.34
   2007.....................   756    11.11 - 15.55     10,102       1.40      1.25 - 1.80     11.01 -  11.62
   2006.....................   823    10.01 - 13.93     10,001       1.18      1.25 - 1.80     16.97 -  17.62

Investments in the
  The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
   Van Kampen UIF Capital Growth
   2010.....................   921    14.28 - 15.08     13,745       0.12      1.35 - 2.15     20.22 -  21.20
   2009..................... 1,190    11.88 - 12.44     14,688       0.00      1.35 - 2.15     62.00 -  63.32
   2008..................... 1,486     7.33 -  7.62     11,248       0.21      1.35 - 2.15    -50.28 - -49.87
   2007..................... 1,881    14.75 - 15.20     28,434       0.00      1.35 - 2.15     19.27 -  20.25
   2006..................... 2,216    12.37 - 12.64     27,891       0.00      1.35 - 2.15      1.87 -   2.70

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- -------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE          TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**        RETURN***
                             ------ ----------------- ---------- ------------- -----------  ----------------
Investments in the The
  Universal Institutional
  Funds, Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Mid Cap Growth
   2010.....................   244   $15.74 - 16.09    $ 3,904       0.00%     1.40 - 1.60%   30.22 -  30.48%
   2009.....................   308    12.08 - 12.33      3,777       0.00      1.40 - 1.60    55.16 -  55.47
   2008.....................   368     7.79 -  7.93      2,902       0.88      1.40 - 1.60   -47.61 - -47.51
   2007.....................   504    14.87 - 15.11      7,572       0.00      1.40 - 1.60    20.71 -  20.95
   2006.....................   610    12.32 - 12.50      7,587       0.00      1.40 - 1.60     7.54 -   7.76

Investments in the
  The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)
   2010.....................   185    13.44 - 14.32      2,620       0.00      1.35 - 2.25   19.86 -   20.96
   2009.....................   204    11.21 - 11.84      2,393       0.00      1.35 - 2.25   61.43 -   62.92
   2008.....................   250     6.94 -  7.26      1,799       0.00      1.35 - 2.25  -50.49 -  -50.03
   2007.....................   273    14.03 - 14.54      3,937       0.00      1.35 - 2.25   18.91 -   20.01
   2006.....................   335    11.80 - 12.11      4,029       0.00      1.35 - 2.25    1.48 -    2.41

   Van Kampen UIF U.S. Real Estate (Class II)
   2010..................... 1,146    15.19 - 16.24     18,542       2.03      1.35 - 2.30   26.55 -   27.78
   2009..................... 1,460    12.00 - 12.71     18,530       2.65      1.35 - 2.30   25.54 -   26.76
   2008..................... 1,751     9.56 - 10.03     17,569       2.82      1.35 - 2.30  -39.49 -  -38.89
   2007..................... 2,062    15.80 - 16.41     33,940       0.95      1.35 - 2.30  -19.19 -  -18.40
   2006..................... 2,559    19.55 - 20.11     51,817       0.95      1.35 - 2.30   34.51 -   35.82

Investments in the Van Eck
  Worldwide Insurance
  Trust Sub-Accounts:
   Van Eck VIP Emerging Markets (r)
   2010.....................   374    25.18 - 26.92      9,953       0.57      1.35 - 2.30   23.93 -   25.13
   2009.....................   429    20.32 - 21.52      9,126       0.14      1.35 - 2.30   108.28 - 110.30
   2008.....................   377     9.76 - 10.23      3,811       0.00      1.35 - 2.30  -65.59 -  -65.26
   2007.....................   539    28.36 - 29.45     15,743       0.43      1.35 - 2.30   34.44 -   35.75
   2006.....................   590    21.09 - 21.69     12,698       0.37      1.35 - 2.30   36.29 -   37.61

--------
(r)Previously known as Van Eck Worldwide Emerging Markets

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- -------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE          TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**        RETURN***
                            ------ ----------------- ---------- ------------- -----------  ----------------
Investments in the Van Eck
  Worldwide Insurance
  Trust Sub-Accounts
  (continued):

   Van Eck VIP Global Hard Assets (s)
   2010....................   318   $32.32 - 34.56    $10,803       0.37%     1.35 - 2.30%  26.27 -   27.49%
   2009....................   436    25.60 - 27.11     11,654       0.23      1.35 - 2.30   53.91 -   55.41
   2008....................   410    16.63 - 17.44      7,070       0.40      1.35 - 2.30  -47.37 -  -46.85
   2007....................   680    31.60 - 32.82     22,099       0.11      1.35 - 2.30   42.00 -   43.38
   2006....................   650    22.26 - 22.89     14,770       0.06      1.35 - 2.30   21.64 -   22.82

   Van Eck VIP Multi-Mgr Alternative (t)
   2010....................   218    10.06 - 10.76      2,325       0.00      1.35 - 2.30    2.56 -    3.56
   2009....................   225     9.81 - 10.39      2,316       0.26      1.35 - 2.30   11.25 -   12.33
   2008....................   243     8.82 -  9.25      2,223       0.13      1.35 - 2.30  -15.10 -  -14.27
   2007....................   217    10.39 - 10.79      2,317       0.75      1.35 - 2.30    1.65 -    2.64
   2006....................   217    10.22 - 10.51      2,268       0.00      1.35 - 2.30    6.16 -    7.19

Investments in the Wells
  Fargo Variable Trust
  Sub-Accounts:
   Wells Fargo Advantage VT Discovery
   2010....................   312    15.51 - 16.00      4,895       0.00       1.25 -1.80    33.13 -  33.86
   2009....................   331    11.65 - 11.96      3,903       0.00       1.25 -1.80    37.80 -  38.56
   2008....................   429     8.45 -  8.63      3,660       0.00       1.25 -1.80   -45.35 - -45.05
   2007....................   526    15.47 - 15.70      8,197       0.00       1.25 -1.80    20.13 -  20.80
   2006....................   612    12.88 - 13.00      7,916       0.00       1.25 -1.80    12.60 -  13.22

   Wells Fargo Advantage VT Opportunity
   2010....................   683    13.17 - 13.59      9,112       0.73       1.25 -1.80    21.55 -  22.22
   2009....................   813    10.83 - 11.12      8,910       0.00       1.25 -1.80    45.10 -  45.90
   2008....................   962     7.47 -  7.62      7,255       1.97       1.25 -1.80   -41.17 - -40.84
   2007.................... 1,159    12.69 - 12.88     14,814       0.62       1.25 -1.80     4.72 -   5.30
   2006.................... 1,360    12.12 - 12.24     16,560       0.00       1.25 -1.80    10.22 -  10.83

--------
(s)Previously known as Van Eck Worldwide Hard Assets
(t)Previously known as Van Eck Worldwide Multi-Mgr Alternative-(Class I)

REPORT  OF  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, NE

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2010 and 2009, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2010. Our audits also included Schedule I - Summary of Investments - Other than Investments in Related Parties and
Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other than Investments in Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLPChicago, IllinoisMarch 11, 2011

          36
                          LINCOLN BENEFIT LIFE COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME





($IN THOUSANDS)                                               YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
                                                               2010       2009       2008
                                                      ------------------------------------
REVENUES
Net investment income                                 $      12,067    $11,783    $13,940
Realized capital gains and losses                               694      1,480      5,952



INCOME FROM OPERATIONS BEFORE
INCOME TAX EXPENSE                                           12,761     13,263     19,892

Income tax expense                                            4,451      4,634      6,918


NET INCOME                                                    8,310      8,629     12,974

OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses             4,584      5,783     (4,351)

COMPREHENSIVE INCOME                                  $      12,894    $14,412    $ 8,623





                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION



($IN THOUSANDS, EXCEPT PAR VALUE DATA)                                DECEMBER 31,
                                                                   2010           2009
                                                          -----------------------------
ASSETS
Investments
 Fixed income securities, at fair value
 (amortized cost $304,848 and $299,787)                   $     320,456    $   308,343
 Short-term, at fair value
(amortized cost $11,593 and $8,557)                              11,593          8,557

   Total investments                                            332,049        316,900

Cash                                                              3,550         10,063
Reinsurance recoverable from Allstate
 Life Insurance Company                                      18,365,058     18,689,074
Reinsurance recoverable from non-affiliates                   1,906,574      1,766,824
Other assets                                                    105,159        110,400
Separate accounts                                             2,017,185      2,039,647

     TOTAL ASSETS                                         $  22,729,575    $22,932,908


LIABILITIES
Contractholder funds                                      $  17,247,071    $17,633,027
Reserve for life-contingent contract benefits                 3,011,317      2,805,387
Unearned premiums                                                19,478         21,656
Deferred income taxes                                             5,833          3,300
Payable to affiliates, net                                        4,931         14,749
Current income taxes payable                                      4,386          4,656
Other liabilities and accrued expenses                           93,507         97,513
Separate accounts                                             2,017,185      2,039,647

     TOTAL LIABILITIES                                       22,403,708     22,619,935

COMMITMENTS AND CONTINGENT
LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares
authorized, 25 thousand shares issued and outstanding             2,500          2,500
Additional capital paid-in                                      180,000        180,000
Retained income                                                 133,222        124,912
Accumulated other comprehensive income:
 Unrealized net capital gains and losses                         10,145          5,561

     Total accumulated other comprehensive income                10,145          5,561

     TOTAL SHAREHOLDER'S EQUITY                                 325,867        312,973

     TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY           $  22,729,575    $22,932,908



                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY





($IN THOUSANDS)                                                  YEAR ENDED DECEMBER 31,
                                                               2010        2009         2008
                                                      --------------------------------------

COMMON STOCK                                          $       2,500    $  2,500     $  2,500

ADDITIONAL CAPITAL PAID-IN                                  180,000     180,000      180,000

RETAINED INCOME
Balance, beginning of year                                  124,912     116,283      103,309
Net income                                                    8,310       8,629       12,974
Balance, end of year                                        133,222     124,912      116,283
                                                      -------------    ---------    ---------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                    5,561        (222)       4,129
Change in unrealized net capital gains and losses             4,584       5,783       (4,351)
Balance, end of year                                         10,145       5,561         (222)
                                                      -------------    ---------    ---------

TOTAL SHAREHOLDER'S EQUITY                            $     325,867    $312,973     $298,561






                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS






($IN THOUSANDS)                                                YEAR ENDED DECEMBER 31,
                                                    ==========================================
                                                             2010              2009         2008
                                                    --------------                      ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                          $       8,310     $       8,629     $ 12,974
Adjustments to reconcile net income to
net cash provided by (used in) operating
activities:
          Amortization and other non-cash items             1,241               932          143
Realized capital gains and losses                            (694)           (1,480)      (5,952)
          Changes in:
Policy benefit and other insurance
 reserves                                                   4,240            19,349       (5,052)
Income taxes                                                 (205)           (2,174)       2,065
Receivable/payable to affiliates, net                      (9,818)          (21,280)      14,117
Other operating assets and liabilities                       (943)              369      (24,195)
    Net cash provided by (used in)
operating activities                                        2,131             4,345       (5,900)
                                                    --------------    --------------    ---------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities             27,166            46,330      101,584
Collections on fixed income securities                     38,691            35,334        7,693
Purchases of fixed income securities                      (71,478)         (151,234)     (64,497)
Change in short-term investments, net                      (3,023)           72,143      (54,347)
Net cash (used in) provided by
 investing activities                                      (8,644)            2,573       (9,567)
                                                    --------------    --------------    ---------

NET (DECREASE) INCREASE IN CASH                            (6,513)            6,918      (15,467)
CASH AT BEGINNING OF YEAR                                  10,063             3,145       18,612
CASH AT END OF YEAR                                 $       3,550     $      10,063     $  3,145
                                                    --------------    --------------    ---------





                       See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

1.    GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the current year presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products. The principal products are interest-sensitive, traditional and variable life insurance and fixed annuities including deferred and immediate.

     The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2010, the top geographic locations for statutory premiums and annuity considerations were California, Florida and Texas. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, and independent agents (including master brokerage agencies).

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company's investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets.

      The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress from time to time considers legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress also considers proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS

     Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Statements of Cash Flows.

     Short-term investments, including money market funds and other short-term investments, are carried at fair value.

     Investment income consists primarily of interest and is recognized on an accrual basis using the effective yield method. Interest income for certain RMBS, CMBS and ABS is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated on a retrospective basis when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of a fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI").

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to the contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. Reinsurance does not extinguish the Company's primary liability under the policies written.
Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see
Note 7). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life and fixed annuities. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 7). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARD

Disclosures about Fair Value Measurements

     In January 2010, the Financial Accounting Standards Board ("FASB") issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The Company adopted the provisions of the new guidance as of December 31, 2010, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only; and therefore, the adoption had no impact on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARD

Consolidation  Analysis  Considering  Investments Held through Separate Accounts

     In April 2010, the FASB issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The guidance is effective for fiscal years beginning after December 15, 2010 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's results of operations or financial position.

3.  RELATED  PARTY  TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $204.8 million, $202.9 million and $227.0 million in 2010, 2009 and 2008, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER-DEALER AGREEMENTS

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $6.9 million, $4.6 million and $5.1 million in 2010, 2009 and 2008, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $8.5 million, $9.1 million and $18.4 million in 2010, 2009 and 2008, respectively, that were ceded to ALIC.

Reinsurance

     The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations and Comprehensive Income under the reinsurance agreements:



($IN THOUSANDS)                                 2010          2009          2008
                                          ==========    ==========    ==========
Premiums and contract charges             $  782,113    $  734,369    $  691,267
                                          ----------    ----------    ----------
Interest credited to contractholder
funds, contract benefits and expenses      1,683,487     1,621,011     1,468,505


     Reinsurance recoverables due from ALIC totaled $18.37 billion and $18.69 billion as of December 31, 2010 and 2009, respectively.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).

INTERCOMPANY LOAN AGREEMENT

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2010 and 2009.

4.  INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:




                                                        GROSS
($IN THOUSANDS)                        AMORTIZED     UNREALIZED       FAIR
                                       COST          GAINS          LOSSES      VALUE
                                                     -----------
DECEMBER 31, 2010
U.S. government and agencies           $   70,426    $     3,513    $  (383)    $ 73,556
Municipal                                   2,999            177         --        3,176
Corporate                                 154,261          9,345        (19)     163,587
Foreign government                          4,998             92         --        5,090
RMBS                                       55,376          2,429         (3)      57,802
CMBS                                        8,523            427        (87)       8,863
ABS                                         8,265            117         --        8,382
     Total fixed income securities     $  304,848    $    16,100    $  (492)    $320,456
                                       ----------    -----------    --------    --------

DECEMBER 31, 2009
U.S. government and agencies           $   79,982    $     1,852    $  (283)    $ 81,551
Municipal                                   2,999             96         --        3,095
Corporate                                 131,466          6,192        (85)     137,573
RMBS                                       66,326          1,733        (84)      67,975
CMBS                                       10,520             57       (873)       9,704
ABS                                         8,494             --        (49)       8,445
     Total fixed income securities     $  299,787    $     9,930    $(1,374)    $308,343




SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows as of December 31, 2010:

($IN THOUSANDS)                  AMORTIZED     FAIR
                                 COST          VALUE
                                 ==========    ========
Due in one year or less          $    4,501    $  4,585
                                 ----------    --------
Due after one year through
 five years                         151,933     159,481
Due after five years through
 ten years                           76,126      81,207
Due after ten years                   8,647       8,999
                                    241,207     254,272
                                 ----------    --------
RMBS and ABS                         63,641      66,184
 Total                           $  304,848    $320,456
                                 ----------    --------




Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net  investment  income  for  the  years  ended  December 31 is as follows:




($IN THOUSANDS)                    2010           2009        2008
                              ==========    ===========    ========
Fixed income securities       $  12,480     $   12,098     $13,302
                              ----------    -----------    --------
Short-term and other
investments                          21            107         992
 Investment income,
   before expense                12,501         12,205      14,294
                              ----------    -----------    --------
 Investment expense                (434)          (422)       (354)
    Net investment income     $  12,067     $   11,783     $13,940
                              ----------    -----------    --------


REALIZED CAPITAL GAINS AND LOSSES

     The Company recognized net realized capital gains of $694 thousand, $1.5 million and $6.0 million in 2010, 2009 and 2008, respectively. Realized capital gains and losses in 2010 and 2009 did not include any other-than-temporary impairment losses and therefore, none were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2010 and 2009.

     Gross gains of $652 thousand, $1.5 million and $8.2 million were realized on sales of fixed income securities during 2010, 2009 and 2008, respectively. There were no gross losses realized on sales of fixed income securities in 2010 and 2008. Gross losses of $3 thousand were realized on sales of fixed income securities during 2009.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:



                                                   GROSS        UNREALIZED
($IN THOUSANDS)                       FAIR      UNREALIZED         NET
                                    ========    ===========    ============
                                                                                             GAINS
DECEMBER 31, 2010                   VALUE          GAINS          LOSSES                    (LOSSES)
                                                -----------
Fixed income securities             $320,456    $    16,100    $      (492)    $             15,608
                                    --------    -----------                    ---------------------
Short-term investments                11,593             --             --                       --
   Unrealized net capital gains
   and losses, pre-tax                                                                       15,608
                                                                               ---------------------
   Deferred income taxes                                                                     (5,463)
   Unrealized net capital gains
   and losses, after-tax                                                       $             10,145
                                                                               ---------------------





                                                  GROSS        UNREALIZED
                                     FAIR      UNREALIZED         NET
                                                                                             GAINS
DECEMBER 31, 2009                  VALUE       GAINS          LOSSES                        (LOSSES)
                                               -----------
Fixed income securities            $308,343    $     9,930    $    (1,374)                   8,556
                                   --------    -----------    ------------    ----------------------
Short-term investments                8,557             --             --                        --
   Unrealized net capital gains
   and losses, pre-tax                                                                        8,556
                                                                              ----------------------
   Deferred income taxes                                                                     (2,995)
   Unrealized net capital gains
    and losses, after-tax                                                     $               5,561
                                                                              ----------------------


CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The  change  in unrealized net capital gains and losses for the years ended
December  31  is  as  follows:



($IN THOUSANDS)                              2010          2009        2008
 Fixed income securities                $   7,052     $   8,895     $(6,691)
                                        ----------    ----------    --------
 Short-term investments                        --             2          (2)
     Total                                  7,052         8,897      (6,693)
                                        ----------    ----------    --------
  Deferred income taxes                    (2,468)       (3,114)      2,342
  Increase (decrease) in unrealized
     net capital gains  and losses      $   4,584     $   5,783     $(4,351)
                                        ----------    ----------    --------


PORTFOLIO MONITORING

     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

     For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

     If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

     The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.



The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.



                               LESS THAN    12 MONTHS
($IN THOUSANDS)                12 MONTHS     OR MORE         TOTAL
                                                                          NUMBER
                                NUMBER         FAIR        UNREALIZED       OF       FAIR      UNREALIZED         UNREALIZED
                               OF ISSUES    VALUE         LOSSES          ISSUES    VALUE        LOSSES             LOSSES
                               ---------    ----------
 DECEMBER 31, 2010
U.S. government and agencies           1    $    9,546    $      (383)        --    $   --    $        --        $      (383)
Corporate                              1         4,968            (19)        --        --             --                (19)
RMBS                                   3           385             (3)        --        --             --                 (3)
CMBS                                  --            --             --          1     1,916            (87)               (87)
                                                                                                                        (492)




     Total                             5    $   14,899    $      (405)         1    $1,916    $       (87)  $               )

DECEMBER 31, 2009
U.S. government and agencies           2    $   41,469    $      (283)        --    $   --    $        --        $      (283)
Corporate                              5        11,269            (71)         1     3,485            (14)               (85)
RMBS                                   1         4,543            (84)        --        --             --                (84)
CMBS                                   2         3,475            (27)         1     1,158           (846)              (873)
ABS                                    1         8,445            (49)        --        --             --                (49)
     Total                            11    $   69,201    $      (514)         2    $4,643    $      (860)       $    (1,374)
                               ---------    ----------    ------------    ------    ------    ------------       ------------


     As of December 31, 2010, all of the unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

     As of December 31, 2010, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

MUNICIPAL BONDS

     The principal geographic distribution of municipal bond issuers represented in the Company's municipal bond portfolio included 84% and 16% in Washington and Puerto Rico, respectively, as of December 31, 2010 and 83% and 17% in Washington and Puerto Rico, respectively, as of December 31, 2009.

CONCENTRATION OF CREDIT RISK

     As of December 31, 2010, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

OTHER INVESTMENT INFORMATION

     As of December 31, 2010, fixed income securities and short-term investments with a carrying value of $10.0 million were on deposit with regulatory authorities as required by law.

5.  FAIR  VALUE  OF  ASSETS  AND  LIABILITIES

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level  1:     Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are  based on the  following:

     (a)  Quoted  prices  for  similar  assets or liabilities in active markets;

     (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

     (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

     The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

     The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This relates to the Company's use of broker quotes.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level  1  measurements
----------------------
-     Fixed income securities:  Comprise U.S. Treasuries.  Valuation is based on
      ------------------------
unadjusted quoted prices for identical assets in active markets that the Company can access.

-     Short-term:  Comprise actively traded money market funds that have daily
      -----------
quoted net asset values for identical assets that the Company can access.

-     Separate account assets:  Comprise actively traded mutual funds that have
      ------------------------
daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level  2  measurements
----------------------

-     Fixed  income  securities:
      --------------------------

U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

RMBS - U.S. government sponsored entities ("U.S. Agency"), Prime residential mortgage-backed securities ("Prime") and Alt-A residential mortgage-backed securities ("Alt-A"); ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

-     Short-term:  The primary inputs to the valuation include quoted prices for
      -----------
identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

Level  3  measurements
----------------------

-     Fixed  income  securities:
      --------------------------

Corporate: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.

     RMBS  -  Prime  and  Alt-A:  Valued  based  on  non-binding  broker quotes.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields, collateral performance and credit spreads. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

Contractholder  funds:  Derivatives  embedded  in  certain  life  and  annuity
----------------------
contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.



The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:



                                           QUOTED PRICES        SIGNIFICANT
                                                               =============
                                             IN ACTIVE             OTHER         SIGNIFICANT
                                         ==================    =============    ==============
                                            MARKETS FOR         OBSERVABLE       UNOBSERVABLE      BALANCE AS OF
                                         ==================    =============    ==============    ===============
($IN THOUSANDS)                           IDENTICAL ASSETS        INPUTS            INPUTS         DECEMBER 31,
                                                  (LEVEL 1)        (LEVEL 2)         (LEVEL 3)              2010
ASSETS:
Fixed income securities:
   U.S. government and
     agencies                            $          31,007     $     42,549     $          --     $       73,556
   Municipal                                            --            3,176                --              3,176
   Corporate                                            --          162,735               852            163,587
   Foreign government                                   --            5,090                --              5,090
   RMBS                                                 --           50,922             6,880             57,802
   CMBS                                                 --            6,947             1,916              8,863
   ABS                                                  --            8,382                --              8,382
Total fixed income
   securities                                       31,007          279,801             9,648            320,456
   Short-term investments                           11,543               50                --             11,593
   Separate account assets                       2,017,185               --                --          2,017,185
    TOTAL RECURRING BASIS
       ASSETS                                    2,059,735          279,851             9,648          2,349,234
TOTAL ASSETS AT FAIR VALUE               $       2,059,735     $    279,851     $       9,648     $    2,349,234
% of total assets at fair value                      87.7 %           11.9 %             0.4 %            100.0 %
                                         ==================    =============    ==============    ===============

LIABILITIES:
   Contractholder funds:
  Derivatives embedded
      in life and annuity
      contracts                          $              --     $         --     $    (494,149)    $     (494,149)
TOTAL LIABILITIES AT FAIR VALUE          $              --     $         --     $    (494,149)    $     (494,149)
% of total liabilities at fair value                   -- %             -- %           100.0 %            100.0 %
                                         ==================    =============    ==============    ===============



The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:



                                                           QUOTED PRICES        SIGNIFICANT
                                                             IN ACTIVE             OTHER         SIGNIFICANT
                                                            MARKETS FOR         OBSERVABLE       UNOBSERVABLE      BALANCE AS OF
($IN THOUSANDS)                                           IDENTICAL ASSETS        INPUTS            INPUTS         DECEMBER 31,
                                                                  (LEVEL 1)        (LEVEL 2)         (LEVEL 3)              2009
ASSETS:
Fixed income securities:
   U.S. government and agencies                          $          29,273     $     52,278     $          --     $       81,551
   Municipal                                                            --            3,095                --              3,095
   Corporate                                                            --          136,484             1,089            137,573
   RMBS                                                                 --           67,975                --             67,975
   CMBS                                                                 --            8,546             1,158              9,704
   ABS                                                                  --            8,445                --              8,445
Total fixed income securities                                       29,273          276,823             2,247            308,343
   Short-term investments                                            8,507               50                --              8,557
   Separate account assets                                       2,039,647               --                --          2,039,647
    TOTAL RECURRING BASIS ASSETS                                 2,077,427          276,873             2,247          2,356,547
TOTAL ASSETS AT FAIR VALUE                               $       2,077,427     $    276,873     $       2,247     $    2,356,547
% of total assets at fair value                                      88.2 %           11.7 %             0.1 %            100.0 %
                                                         ==================    =============    ==============    ===============

LIABILITIES:
   Contractholder funds:
  Derivatives embedded in life and annuity contracts     $              --     $   (199,765)    $     (15,526)    $     (215,291)
TOTAL LIABILITIES AT FAIR VALUE                          $              --     $   (199,765)    $     (15,526)    $     (215,291)
% of total liabilities at fair value                                   -- %           92.8 %             7.2 %            100.0 %
                                                         ==================    =============    ==============    ===============





The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.



                                                       TOTAL REALIZED
                                                       AND UNREALIZED
                                                       GAINS (LOSSES)
($IN THOUSANDS)                                         INCLUDED IN:
                                                                                             PURCHASES,
                                                                             OCI ON            SALES,
                                    BALANCE AS OF                         STATEMENT OF     ISSUANCES AND      TRANSFERS
                                    DECEMBER 31,            NET             FINANCIAL       SETTLEMENTS,        INTO
                                        2009             INCOME (1)          POSITION         NET               LEVEL 3
                                                      ----------------
ASSETS
Fixed income securities:
Corporate                          $        1,089     $            (1)    $          --    $        7,740    $       --
RMBS                                           --                 (17)              131             9,459            --
CMBS                                        1,158                  --               758                --            --
TOTAL RECURRING
   LEVEL 3 ASSETS                  $        2,247     $           (18)    $         889    $       17,199    $       --

LIABILITIES
Contractholder funds:
    Derivatives embedded in
    life and annuity contracts     $      (15,526)    $        (4,877)    $          --    $           --    $ (473,746)
 TOTAL RECURRING
    LEVEL 3 LIABILITIES            $      (15,526)    $        (4,877)    $          --    $           --    $ (473,476)
                                   ---------------    ----------------    -------------    --------------    -----------





($IN THOUSANDS)

                                                 BALANCE AS OF
                                  TRANSFERS      DECEMBER 31,
                                   OUT OF
                                   LEVEL 3           2010

ASSETS
Fixed income securities:
Corporate                        $   (7,976)    $          852
RMBS                                 (2,693)             6,880
CMBS                                     --              1,916
TOTAL RECURRING
   LEVEL 3 ASSETS                $  (10,669)    $        9,648

LIABILITIES
Contractholder funds:
    Derivatives embedded in
    life and annuity contracts   $       --     $     (494,149)
 TOTAL RECURRING
    LEVEL 3 LIABILITIES          $       --     $     (494,149)
                                 -----------    ---------------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

     Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

     There  were  no  transfers  between  Level  1  and  Level  2  during  2010.

     Transfers out of Level 3 during 2010, including those related to Corporate fixed income securities and RMBS, included situations where a broker quote was used in a prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

     Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.



The following table provides the total gains and (losses) included in net income during 2010 for Level 3 assets still held as of December 31, 2010.



($IN THOUSANDS)
ASSETS
Fixed income securities:
Corporate                               $    (2)
RMBS                                        (11)
CMBS                                         (1)
TOTAL RECURRING LEVEL 3 ASSETS          $   (14)
                                        --------

LIABILITIES
  Contractholder funds:
 Derivatives embedded in life
and annuity contracts                   $(4,877)
TOTAL RECURRING LEVEL 3 LIABILITIES     $(4,877)
                                        --------


The amounts in the table above represent losses included in net income during 2010 for the period of time that the asset was determined to be in Level 3. The amounts attributable to fixed income securities are reported in the Statements of Operations and Comprehensive Income in net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.





                                                 TOTAL REALIZED
                                                 AND UNREALIZED
                                                 GAINS (LOSSES)
($IN THOUSANDS)                                   INCLUDED IN:
                                                                        OCI ON            PURCHASES,             NET
                              BALANCE AS OF                          STATEMENT OF      SALES, ISSUANCES      TRANSFERS IN
                              DECEMBER 31,                            FINANCIAL              AND             AND/OR (OUT)
                                       2008     NET INCOME (1)      POSITION          SETTLEMENTS, NET      OF LEVEL 3
                                                ----------------
ASSETS
Fixed income securities:
Corporate                    $        1,307     $            (2)    $          96     $            (216)    $         (96)
CMBS                                     --                  --               535                    --               623
ABS                                   6,002                 288               (19)               (6,271)               --
TOTAL RECURRING
   LEVEL 3 ASSETS            $        7,309     $           286     $         612     $          (6,487)    $         527

LIABILITIES
Contractholder funds:
Derivatives embedded
 in life and annuity
contracts                    $      (36,544)    $        19,984     $          --     $           1,034     $          --
   TOTAL RECURRING
     LEVEL 3 LIABILITIES     $      (36,544)    $        19,984     $          --     $           1,034     $          --
                             ---------------    ----------------    --------------    ------------------    --------------


                                 TOTAL
                            GAINS (LOSSES)
                            INCLUDED IN NET
                              INCOME FOR
($IN THOUSANDS)                FINANCIAL
                                                   INSTRUMENTS
                             BALANCE AS OF       STILL HELD AS OF
                             DECEMBER 31,          DECEMBER 31,
                                       2009               2009 (2)

ASSETS
Fixed income securities:
Corporate                  $          1,089     $              (2)
CMBS                                  1,158                    --
ABS                                      --                    --
TOTAL RECURRING
   LEVEL 3 ASSETS          $          2,247     $              (2)

LIABILITIES
Contractholder funds:
Derivatives embedded
 in life and annuity
contracts                  $        (15,526)    $          19,984
   TOTAL RECURRING
     LEVEL 3 LIABILITIES   $        (15,526)    $          19,984
                           -----------------    ------------------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $288 thousand in realized capital gains and losses and $(2) thousand in net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

(2) The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.



The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2008.



                                                   TOTAL REALIZED
                                                   AND UNREALIZED                                                  TOTAL
                                                   GAINS (LOSSES)                                             GAINS (LOSSES)
($IN THOUSANDS)                                     INCLUDED IN:                                                INCLUDED IN
                                                  ================                                            ===============


                                                                          OCI ON            PURCHASES,
                                BALANCE AS OF                           STATEMENT        SALES, ISSUANCES      BALANCE AS OF
                                 JANUARY 1,             NET            OF FINANCIAL            AND             DECEMBER 31,
                                         2008     INCOME (1)          POSITION          SETTLEMENTS, NET                2008
                                                  ----------------
ASSETS
Fixed income securities:
Corporate                      $        1,500     $            (1)    $          --     $            (192)    $        1,307
ABS                                    10,484                 181              (434)               (4,229)             6,002
   TOTAL RECURRING LEVEL 3
      ASSETS                   $       11,984     $           180     $        (434)    $          (4,421)    $        7,309

LIABILITIES
Contractholder funds:
Derivatives embedded in
life and annuity contracts     $         (256)    $       (36,498)    $          --     $             210     $      (36,544)
   TOTAL RECURRING LEVEL 3
      LIABILITIES              $         (256)    $       (36,498)    $          --     $             210     $      (36,544)
                               ---------------    ----------------    --------------    ------------------    ---------------





($IN THOUSANDS)

                               NET INCOME FOR
                                 FINANCIAL
                                INSTRUMENTS
                              STILL HELD AS OF
                                DECEMBER 31,
                                       2008 (2)

ASSETS
Fixed income securities:
Corporate                    $              (2)
ABS                                         (1)
   TOTAL RECURRING LEVEL 3
      ASSETS                 $              (3)

LIABILITIES
Contractholder funds:
Derivatives embedded in
life and annuity contracts   $         (36,498)
   TOTAL RECURRING LEVEL 3
      LIABILITIES            $         (36,498)
                             ------------------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $185 thousand in realized capital gains and losses and $(5) thousand in net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

(2) The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

     As of December 31, 2010 and 2009, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $12.69 billion and $11.66 billion, respectively, as of December 31, 2010 and were $13.64 billion and $12.64 billion, respectively, as of December 31, 2009.

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

6.  DERIVATIVE  FINANCIAL  INSTRUMENTS

     The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company does not use derivatives for trading purposes. The Company's embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; and guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts.


The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2010. None of these derivatives are designated as accounting hedging instruments.



                                   BALANCE         VOLUME -        FAIR
                                                  ==========    ==========
                                    SHEET          NOTIONAL       VALUE,      GROSS        GROSS
                                ==============    ==========    ==========    ======    ===========
($IN THOUSANDS)                 LOCATION          AMOUNT        NET           ASSET     LIABILITY
Equity index and forward
 starting options in life and
 annuity product                Contractholder
 contracts                      funds             $4,351,559    $(473,746)    $   --    $ (473,746)
                                --------------    ----------    ----------    ------    -----------
Guaranteed accumulation         Contractholder
benefits                        funds                228,195      (18,422)        --       (18,422)
Guaranteed withdrawal           Contractholder
 benefits                       funds                 32,473       (1,981)        --        (1,981)
TOTAL DERIVATIVES                                 $4,612,227    $(494,149)    $   --    $ (494,149)



     The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2009. None of these derivatives are designated as accounting hedging instruments.





                                  BALANCE         VOLUME -        FAIR
                                   SHEET          NOTIONAL       VALUE,      GROSS        GROSS
($IN THOUSANDS)                LOCATION          AMOUNT        NET           ASSET     LIABILITY
                                                 ==========    ==========    ======    ===========
Equity index and forward
starting options in life and   Contractholder
 annuity product contracts     funds             $4,018,238    $(199,765)    $   --    $ (199,765)
                               --------------    ----------    ----------    ------    -----------
Guaranteed accumulation        Contractholder
 benefits                      funds                237,005      (13,690)        --       (13,690)
Guaranteed withdrawal          Contractholder
 benefits                      funds                 37,835       (1,836)        --        (1,836)
TOTAL DERIVATIVES                                $4,293,078    $(215,291)    $   --    $ (215,291)



     For the year ended December 31, 2010 gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $31.0 million and $(4.9) million, respectively, which in turn were ceded to ALIC. For the year ended December 31, 2009 gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $(166.3) million and $21.0 million, respectively, which in turn were ceded to ALIC.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments as of December 31, 2010 or 2009.

7. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS As of December 31, the reserve for life-contingent contract benefits consists  of  the  following:

($IN THOUSANDS)                             2010          2009
Traditional life insurance            $1,363,098    $1,280,461
                                      ----------    ----------
Immediate fixed annuities                680,467       686,057
Accident and health insurance            961,030       831,211
Other                                      6,722         7,658
Total reserve for life-contingent
contract benefits                     $3,011,317    $2,805,387
                                      ----------    ----------





     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:



                                                                  INTEREST
                                                         ==========================
PRODUCT                MORTALITY                         RATE
                       ==============================    ==========================
Traditional            Actual company experience         Interest rate assumptions
life insurance         plus loading                      range from 4.0% to 8.0%
-------------------    ------------------------------    --------------------------
                       1983 individual annuity
                       mortality table with internal
                       modifications; 1983
                       individual annuity
                       mortality  table; Annuity 2000
Immediate              mortality  table with internal    Interest rate assumptions
fixed annuities        modifications                     range from 1.2% to 8.8%
Accident and health
 insurance             Actual company experience
                       plus loading
Other:
Variable annuity
guaranteed minimum               100% of Annuity 2000    Interest rate assumptions
death benefits         mortality table                   range from 4.2% to 5.2%

                                           ESTIMATION
                     ------------------------------------------------------
PRODUCT              METHOD

Traditional          Net level premium reserve
life insurance       method using the Company's withdrawal experience rates
-------------------  ------------------------------------------------------




                     Present value of expected future
Immediate            benefits based on historical
fixed annuities      experience
Accident and health
 insurance           Unearned premium; additional
                     contract reserves for mortality risk
Other:
Variable annuity
guaranteed minimum   Projected benefit ratio applied to
death benefits       cumulative assessments


As  of  December  31,  contractholder  funds  consist  of  the  following:



($IN THOUSANDS)                               2010           2009
Interest-sensitive life insurance      $ 4,314,502    $ 3,844,319
Investment contracts:
     Fixed annuities                    12,728,648     13,675,700
     Other investment contracts            203,921        113,008
        Total contractholder funds     $17,247,071    $17,633,027
                                       -----------    -----------


The following table highlights the key contract provisions relating to contractholder funds:



PRODUCT                               INTEREST RATE                           WITHDRAWAL/SURRENDER CHARGES
                                      ====================================    ==============================================
                                      Interest rates credited range
                                      from 0% to 11.5% for equity-
                                      indexed life (whose returns
                                      are indexed to the S&P 500)             Either a percentage of account balance or
Interest-sensitive life insurance     and 2.7% to 6.0% for all                dollar amount grading off generally over 20
                                      other products                          years
                                      ------------------------------------    ----------------------------------------------
                                      Interest rates credited range from
                                      0% to 8.8% for immediate annuities;     Either a declining or a level percentage
                                      0% to 14.0% for equity-indexed          charge generally over nine years or less.
                                      annuities (whose returns are            Additionally, approximately 19.0% of fixed
Fixed annuities                       indexed to the S&P 500); and  1.0%      annuities are subject to market value
                                      to 8.5% for all other products          adjustment for discretionary withdrawals.
Other investment contracts:
Guaranteed minimum income,
 accumulation and withdrawal
benefits on variable annuities and
 secondary guarantees on interest-                                            Withdrawal and surrender charges are based
sensitive life insurance and fixed    Interest rates used in establishing     on the terms of the related interest-sensitive
annuities                             reserves range from 1.8% to 10.3%       life insurance or fixed annuity contract.




Contractholder  funds  activity  for  the years ended December 31 is as follows:



($IN THOUSANDS)                                     2010                2009
Balance, beginning of year               $    17,633,027     $    17,787,376
                                         ----------------    ----------------
Deposits                                       1,521,086           1,751,516
Interest credited                                743,075             821,046
Benefits                                        (504,789)           (523,905)
Surrenders and partial withdrawals            (1,811,355)         (1,826,122)
Contract charges                                (471,729)           (417,398)
Net transfers from separate accounts              18,788              14,400
Other adjustments                                118,968              26,114
Balance, end of year                     $    17,247,071     $     17,633,027
                                         ----------------    ----------------


The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.



($IN MILLIONS)                                         DECEMBER 31,
                                             ==========================
                                                      2010         2009
                                             -------------
In the event of death
   Separate account value                    $     1,318.1    $ 1,405.4
   Net amount at risk (1)                    $       126.3    $   213.1
   Average attained age of
contractholders                                   57 years     57 years

At annuitization (includes income
benefit guarantees)
   Separate account value                    $       252.8    $   263.7
   Net amount at risk (2)                    $        40.9    $    75.9
   Weighted average waiting period until
      annuitization options available              3 years      3 years

For cumulative periodic withdrawals
   Separate account value                    $        33.1    $    37.8
   Net amount at risk (3)                    $         0.3    $     0.6

Accumulation at specified dates
   Separate account value                    $       233.7    $   236.8
   Net amount at risk (4)                    $        18.9    $    26.9
   Weighted average waiting period
until guarantee date                               9 years     10 years


______________________
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2010, liabilities for guarantees included reserves for variable annuity death benefits of $6.7 million, variable annuity income benefits of $19.8 million, variable annuity accumulation benefits of $18.4 million, variable annuity withdrawal benefits of $2.0 million and interest-sensitive life and fixed annuity guarantees of $163.7 million. As of December 31, 2009, liabilities for guarantees included reserves for variable annuity death benefits of $7.7 million, variable annuity income benefits of $24.7 million, variable annuity accumulation benefits of $13.7 million, variable annuity withdrawal benefits of $1.8 million and interest-sensitive life and fixed annuity guarantees of $72.8 million.

8.  REINSURANCE

     The Company has reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.

     As of December 31, 2010, 90.6% of the total reinsurance recoverables were related to ALIC and 9.4% were related to non-affiliated reinsurers. At both December 31, 2010 and 2009, 97% of the Company's non-affiliated reinsurance recoverables are due from companies rated A or better by S&P.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:




($IN THOUSANDS)                                   2010                   2009           2008
PREMIUMS AND CONTRACT CHARGES
Direct                             $         1,228,272     $        1,194,526     $1,138,747
Assumed                                          7,465                  7,849          8,576
Ceded:
Affiliate                                     (782,113)              (734,369)      (691,267)
Non-affiliate                                 (453,624)              (468,006)      (456,056)
Premiums and contract charges,
net of reinsurance                 $                --     $               --     $        --
                                   --------------------    -------------------    -----------



     The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:




($IN THOUSANDS)                                       2010            2009            2008
                                               ------------    ============    ============
INTEREST CREDITED TO CONTRACTHOLDER
FUNDS, CONTRACT BENEFITS AND EXPENSES
Direct                                         $ 2,186,031     $ 2,159,262     $ 2,065,299
Assumed                                              8,153          11,101           8,922
Ceded:
   Affiliate                                    (1,683,487)     (1,621,011)     (1,468,505)
   Non-affiliate                                  (510,697)       (549,352)       (605,716)
Interest credited to contractholder funds,
contract benefits and expenses,
net of reinsurance                             $        --     $        --     $        --
                                               ------------    ------------    ------------



9.  GUARANTEES  AND  CONTINGENT  LIABILITIES
GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2010.

REGULATION AND COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES
----------------------------------------------
BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

- These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation, or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

- The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

- In the lawsuits, plaintiffs seek a variety of remedies which may include equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought may include punitive or treble damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. When specific monetary demands are made, they are often set just below a state court jurisdictional limit in order to seek the maximum amount available in state court, regardless of the specifics of the case, while still avoiding the risk of removal to federal court. In the Company's experience, monetary demands in pleadings bear little relation to the ultimate loss, if any, to the Company.

- In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

- For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

- Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

- These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge. In January 2010, the cases were assigned to a new judge for further proceedings in the trial court.

- A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of
the federal law and thus not appealable at this time.   In March 2008, the Third
Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge. In January 2010, the case was assigned to a new judge for further proceedings in the trial court.

     In these agency program reorganization matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are pending from time to time that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time, is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

10.  INCOME  TAXES

     The Company joins the Corporation and its other domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns through 2006 and the statute of limitations has expired on years prior to 2005. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits as of December 31, 2010 or 2009, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities as of December 31 are as follows:




($IN THOUSANDS)                       2010        2009
                                   --------    ========
DEFERRED ASSETS
Tax credit carryforward            $     7     $    --
Total deferred assets                    7          --
                                   --------    --------

DEFERRED LIABILITIES
Unrealized net capital gains        (5,463)     (2,995)
Other liabilities                     (377)       (305)
Total deferred liabilities          (5,840)     (3,300)
                                   --------    --------
      Net deferred liabilities     $(5,833)    $(3,300)
                                   --------    --------



     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

     The components of income tax expense for the years ended December 31 are as follows:




($IN THOUSANDS)                2010      2009      2008
                             ======    ======
Current                      $4,386    $4,447    $7,054
                             ------    ------    -------
Deferred                         65       187      (136)
Total income tax expense     $4,451    $4,634    $6,918
                             ------    ------    -------



     As of December 31, 2010, the Company has tax credit carryforwards of $7 thousand which will be available to offset future tax liabilities. These carryforwards will expire at the end of 2029 and 2030.

     The Company paid income taxes of $4.7 million, $6.8 million and $4.9 million in 2010, 2009 and 2008, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:




                                   2010     2009     2008
Statutory federal income tax rate  35.0%    35.0%    35.0%
                                   -----    -----    -----
Other                              (0.1)    (0.1)    (0.2)
Effective income tax rate          34.9%    34.9%    34.8%



11.   STATUTORY  FINANCIAL  INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner.

     Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net income for 2010, 2009, and 2008 was $8.7 million, $8.5 million and $7.8 million, respectively. Statutory capital and surplus was $310.8 million and $306.0 million as of December 31, 2010 and 2009, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can pay during 2011 without prior approval of the Nebraska Department of Insurance is $31.1 million. The Company did not pay any dividends in 2010.

12.  OTHER  COMPREHENSIVE  INCOME

     The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:



($IN THOUSANDS)                                               2010
                                                            =========
                                                            PRE-TAX      TAX          AFTER-TAX
                                                            ---------
Unrealized net holding gains arising during the period      $  7,746     $ (2,711)    $    5,035
                                                            ---------    ---------    -----------
Less: reclassification adjustment of realized
capital gains and losses                                         694         (243)           451
Unrealized net capital gains and losses                        7,052       (2,468)         4,584
                                                            ---------    ---------    -----------
Other comprehensive income                                  $  7,052     $ (2,468)    $    4,584

                                                                2009
                                                            PRE-TAX      TAX          AFTER-TAX
                                                            ---------                 -----------
Unrealized net holding gains arising during the period      $ 10,135     $ (3,547)    $    6,588
                                                            ---------    ---------    -----------
Less: reclassification adjustment of realized
capital gains and losses                                       1,238         (433)           805
Unrealized net capital gains and losses                        8,897       (3,114)         5,783
                                                            ---------    ---------    -----------
Other comprehensive income                                  $  8,897     $ (3,114)    $    5,783

                                                                2008
                                                            PRE-TAX      TAX          AFTER-TAX
                                                            ---------                 -----------
Unrealized net holding losses arising during the period     $ (3,078)    $  1,077     $   (2,001)
                                                            ---------    ---------    -----------
Less: reclassification adjustment of realized
capital gains and losses                                       3,615       (1,265)         2,350
Unrealized net capital gains and losses                       (6,693)       2,342         (4,351)
                                                            ---------    ---------    -----------
Other comprehensive loss                                    $ (6,693)    $  2,342     $   (4,351)




                          LINCOLN BENEFIT LIFE COMPANY
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2010




                                                                       AMOUNT AT
                                                                         WHICH
                                                                        SHOWN IN
                                            AMORTIZED       FAIR      THE BALANCE
($IN THOUSANDS)                             COST          VALUE       SHEET
                                            ==========    ========    ------------
Type of investment
----------------------------------------
Fixed maturities:
 Bonds:
   United States government, government
agencies and authorities                    $   70,426    $ 73,556    $     73,556
   States, municipalities and political
subdivisions                                     2,999       3,176           3,176
   Foreign governments                           4,998       5,090           5,090
   Public utilities                             14,013      15,063          15,063
   All other corporate bonds                   140,248     148,524         148,524
 Asset-backed securities                         8,265       8,382           8,382
 Residential mortgage-backed securities         55,376      57,802          57,802
 Commercial mortgage-backed securities           8,523       8,863           8,863

   Total fixed maturities                      304,848     320,456         320,456
                                            ----------    --------    ------------

Short-term investments                          11,593      11,593          11,593

   Total investments                        $  316,441    $332,049    $    332,049




                          LINCOLN BENEFIT LIFE COMPANY
                           SCHEDULE IV - REINSURANCE





($IN THOUSANDS)                                                      ASSUMED                  PERCENTAGE
                                                                                              -----------
                                                   CEDED TO          FROM                     OF AMOUNT
                                   GROSS           OTHER             OTHER         NET        ASSUMED
                                   AMOUNT          COMPANIES (1)     COMPANIES     AMOUNT     TO NET
YEAR ENDED DECEMBER 31, 2010
Life insurance in force            $358,242,997    $  364,544,022    $6,301,025    $    --           -- %

Premiums and contract charges:
Life and annuities                 $  1,111,971    $    1,119,436    $    7,465    $    --           -- %
Accident and health insurance           116,301           116,301            --         --           -- %
                                   $  1,228,272    $    1,235,737    $    7,465    $    --           -- %
                                   ------------    --------------    ----------    -------    -----------

YEAR ENDED DECEMBER 31, 2009
Life insurance in force            $349,952,260    $  356,581,252    $6,628,992    $    --           -- %

Premiums and contract charges:
 Life and annuities                $  1,072,840    $    1,080,689    $    7,849    $    --           -- %
 Accident and health insurance          121,686           121,686            --         --           -- %
                                   $  1,194,526    $    1,202,375    $    7,849    $    --           -- %
                                   ------------    --------------    ----------    -------    -----------

YEAR ENDED DECEMBER 31, 2008
Life insurance in force            $337,177,898    $  344,250,029    $7,072,131    $    --           -- %

Premiums and contract charges:
 Life and annuities                $  1,017,339    $    1,025,915    $    8,576    $    --           -- %
 Accident and health insurance          121,408           121,408            --         --           -- %
                                   $  1,138,747    $    1,147,323    $    8,576    $    --           -- %
                                   ------------    --------------    ----------    -------    -----------


____________
(1) No reinsurance or coinsurance income was netted against premiums ceded in 2010, 2009 and 2008.

                                    PART C
                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a)Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements, along with the accompanying Reports of Independent Registered Public Accounting Firm, are included in Part B of the Registration Statement:

The financial statements and the related financial statement schedules for Lincoln Benefit Life Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and related financial statement schedules.

The financial statements of the sub-accounts comprising the Separate Account as of December 31, 2010, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b)Exhibits

  (1) Resolution of the Board of Directors of Lincoln
      Benefit Life Company authorizing the establishment of
      the Lincoln Benefit Life Variable Annuity Account                   (2)

  (2) Custody Agreements                                     (not applicable)

  (3) (a) Principal Underwriting Agreement                                (4)

      (b) Form of Selling Agreement                                       (5)

      (c) Form of Assignment & Delegation of Administrative
          Services Agreements, Underwriting Agreements, and
          Selling Agreements between ALFS, Inc. and
          Allstate Life Insurance Company, Allstate Life
          Insurance Company of New York, Charter National
          Life Insurance Company, Intramerica Life
          Insurance Company, Allstate Distributors, LLC &
          Lincoln Benefit Life Company. Filed herewith.

  (4) Variable Annuity Contract                                           (2)

  (5) Application for Contract                                            (2)

  (6) Depositor--Corporate Documents

     (a) Articles of Incorporation of Lincoln Benefit Life
         Company, as amended                                              (1)

     (b) By-Laws of Lincoln Benefit Life Company                          (1)

  (7)

     (a) Reinsurance Contract                                             (2)

     (b) Indemnity Reinsurance Agreement Between Allstate
         Life Insurance Company and The Prudential
         Insurance Company of America dated June 1, 2006                  (3)

  (8) Participation Agreements:

     (a) Fund Participation Agreement between Janus Aspen
         Series and Lincoln Benefit Life Company                          (1)

     (b) Participation Agreement among Lincoln Benefit Life
         Company, Variable Insurance Products Fund and
         Fidelity Distributors Corporation                                (1)

     (c) Participation Agreement among Lincoln Benefit Life
         Company, Variable Insurance Products Fund II and
         Fidelity Distributors Corporation                                (1)

     (d) (1) Participation Agreement among The Alger
             American Fund, Lincoln Benefit Life Company
             and Fred Alger and Company, Incorporated                     (1)

         (2) Service Agreement between Fred Alger
             Management, Inc. and Lincoln Benefit Life
             Company                                                      (1)

     (e) (1) Participation Agreement between Scudder
             Variable Life Investment Fund and Lincoln
             Benefit Life Company                                         (1)

         (2) Reimbursement Agreement by and between
             Scudder, Stevens & Clark, Inc. And Lincoln
             Benefit Life Company                                         (1)

         (3) Participating Contract and Policy Agreement
             between Scudder Investor Services, Inc. and
             Lincoln Benefit Financial Services                           (1)

      (f) Form of Participation Agreement among Lincoln Benefit Life Company, Strong Variable Insurance Funds, Inc., Strong
          Opportunity Fund II, Inc., Strong Capital Management, Inc.,
          and Strong Funds Distributors, Inc                             (1)

      (g) Form of Participation Agreement among T. Rowe Price Equity
          Series, Inc., T. Rowe Price International Series, Inc., T.
          Rowe Price Investment Services, Inc., and Lincoln Benefit
          Life Company                                                   (1)

      (h) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts
          Financial Services Company                                     (1)

      (i) Form of Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated
          Securities Corp                                                (1)

      (j) Form of Participation Agreement between Lincoln Benefit Life Company, STI Classic Variable Trust and STI Capital
          Management                                                     (5)

      (k) Form of Participation Agreement (Service Shares) among Janus
          Aspen Series and Lincoln Benefit Life Company                  (8)

      (l) Form of Participation Agreement between Lincoln Benefit Life
          Company and LSA Variable Series Trust                          (9)

      (m) Form of Participation Agreement among Oppenheimer Variable
          Account Funds, Oppenheimer Funds, Inc., and Lincoln Benefit
          Life Company                                                   (8)

      (n) Form of Participation Agreement among PIMCO Variable
          Insurance Trust, Lincoln Benefit Life Company and PIMCO
          Funds Distributor LLC                                          (6)

      (o) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life
          Company                                                        (8)

      (p) Form of Participation Agreement among Van Kampen Investment
          Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
          Inc., and Lincoln Benefit Life Company                         (8)

      (q) (1) Form of Participation Agreement between Lincoln Benefit
              Life Company and OCC Accumulation Trust                    (6)

      (q) (2) Amendment to Participation Agreement Among OCC
              Accumulation Trust, OCC Distributors, and Lincoln
              Benefit Life Company                                       (7)

      (r) Form of Participation Agreement among Lincoln Benefit Life Company, The Universal Institutional Funds, Inc. and Miller
          Anderson & Sherrerd, LLP                                       (6)

      (s) Form of Participation Agreement between Salomon Brothers
          Variable Series Funds Inc., and Salomon Brothers Asset
          Management Inc                                                 (6)

      (t) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Lincoln Benefit
          Life Company                                                   (8)

      (u) Form of Participation Agreement among Wells Fargo Variable
          Trust, Wells Fargo Funds Distributor, LLC and Lincoln
          Benefit Life Company                                          (10)

   (9) Opinion and Consent of Counsel                                   (11)

   (10) Consent of Independent Registered Public Accounting Firm
        (filed herewith)

   (11) Financial Statements Omitted from Item 23 (not applicable)

   (12) Initial Capitalization Agreement (not applicable)

   (27) Financial Data Schedules (not applicable)

   (99)(a) Powers of Attorney for Lawrence W. Dahl, Matthew S. Easley,
           Samuel H. Pilch, John C. Pintozzi and Steven C. Verney       (11)

   (99)(b) Power of Attorney for Matthew E. Winter                      (12)

   (99)(c) Power of Attorney for Anurag Chandra (filed herewith)
--------
(1)Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

(4) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed January 28, 1998.

(5) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed April 1, 1999.

(6) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(7) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-61146) filed August 8, 2001.

(9) Pre-effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(10) Post Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 8, 2005.

(11) Incorporated by reference to Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 333-50545 and 811-7924, filed April 24, 2009.

(12) Incorporated by reference to Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 383-50545 and 811-7924, filed April 14, 2010.

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

Name                      Position/Office with Depositor
----                      -------------------------------------------------
Matthew E. Winter         Director, Chairman of the Board and Chief
                          Executive Officer
Lawrence W. Dahl          Director, President and Chief Operating Officer
Matthew S. Easley         Director
Susan L. Lees             Director, Senior Vice President, General Counsel
                          and Secretary
John C. Pintozzi          Director, Sr. Vice President and Chief Financial
                          Officer
Anurag Chandra            Director and Senior Vice President
Samuel H. Pilch           Group Vice President and Controller
Robert K. Becker          Senior Vice President
Mark A. Green             Senior Vice President
Judith P. Greffin         Sr. Vice President
Dean M. Way               Associate Vice President and Actuary
Steven C. Verney          Vice President and Assistant Treasurer
William F. Emmons         Assistant Secretary
D. Scott Harper           Vice President
Errol Cramer              Appointed Actuary and Assistant Vice President
Richard C. Crist, Jr.     Vice President and Chief Privacy Officer
Jeffrey J. McRae          Vice President and Assistant Treasurer
Lisa J. Flanary           Assistant Vice President
Maria D. McNitt           Assistant Vice President
Mary J. McGinn            Assistant Secretary
Keith A. Hauschildt       Assistant Vice President and Chief Compliance
                          Officer
Mario Rizzo               Vice President and Treasurer
Sarah R. Donahue          Assistant Vice President
Robert E. Transon         Assistant Vice President
Timothy N. Vander Pas     Assistant Vice President
Richard Zaharias          Assistant Vice President
A.J. Ijaz                 Assistant Vice President

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
        REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 001-11840, filed February 24, 2011.

ITEM 27.NUMBER OF CONTRACT OWNERS

As of February 28, 2011, the Registrant has 10,189 contract owners.

ITEM 28.INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of Allstate Distributors, LLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITER

Contingent on regulatory approval, ALFS, Inc ("ALFS") is expected to merge into Allstate Distributors, LLC ("ADLLC"), effective April 29, 2011. At that time, ALFS will assign its rights and delegate its duties as principal underwriter to ADLLC. This change will have no effect on Lincoln Benefit's obligations to you under your Contract.

ADLLC serves as principal underwriter and distributor of the Contracts. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ADLLC any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Contracts, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Contracts, including liability arising from services Lincoln Benefit provides on the Contracts.

ADLLC also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. In addition, ADLLC serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ADLLC and Lincoln Benefit:

Allstate Financial Advisors Separate Account I

Allstate Life Variable Life Separate Account A

Allstate Life of New York Separate Account A

Allstate Life of New York Variable Life Separate Account A

Charter National Variable Annuity Account

Intramerica Variable Annuity Account.

The following are the directors and officers of ADLLC. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 ------------------------------------    --------------------------------------
 Robert K. Becker                        Manager and Chairman of the Board
 Lisa J. Flanary                         Manager and President
 Susan L. Lees                           Manager and Assistant Secretary
 Timothy N. Vander Pas                   Manager
 Matthew E. Winter                       Manager
 Rick Eels                               Senior Vice President
 Thomas Mahoney                          Senior Vice President
 Stanley G. Shelley                      Senior Vice President
 Mark Sutton                             Senior Vice President
 Richard C. Crist Jr.                    Vice President and Chief Privacy
                                         Officer
 Sarah R. Donahue                        Vice President
 Maribel V. Gerstner                     Vice President
 D. Scott Harper                         Vice President
 Jeffrey J. McRae                        Vice President and Assistant Treasurer
 Allen R. Reed                           Vice President General Counsel and
                                         Secretary
 Mario Rizzo                             Vice President and Assistant Treasurer
 Steven C. Verney                        Vice President and Assistant Treasurer
 William D. Webb                         Vice President and Treasurer
 Dana Goldstein                          Chief Compliance Officer
 Mary J. McGinn                          Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

      (1)                (2)             (3)           (4)          (5)
-----------------  ----------------  -------------  ----------  ------------
                   Net Underwriting
Name of Principal   Discounts and    Compensation   Brokerage
  Underwriter        Commission      on Redemption  Commission  Compensation
-----------------  ----------------  -------------  ----------  ------------
   ALFS, Inc......        0               0            $0            0

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

The Principal Underwriter, ADLLC, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31.MANAGEMENT SERVICES

None.

ITEM 32.UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

The Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 14, 2011.

                        LINCOLN BENEFIT LIFE VARIABLE
                               ANNUITY ACCOUNT
                                 (Registrant)

                       By: LINCOLN BENEFIT LIFE COMPANY

                   *By:          /s/ Susan L. Lees
                         -----------------------------------
                                   Susan L. Lees
                          Director, Senior Vice President,
                           General Counsel and Secretary

                         LINCOLN BENEFIT LIFE COMPANY
                                 (Depositor)

                   *By:          /s/ Susan L. Lees
                         -----------------------------------
                                   Susan L. Lees
                          Director, Senior Vice President,
                           General Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on April 14, 2011.

           (Signature)                           (Title)
           -----------                           -------

*/Lawrence W. Dahl                  Director, President and Chief
----------------------------------  Operating Officer (Principal
Lawrence W. Dahl                    Executive Officer)

*/Matthew S. Easley                 Director and Senior Vice President
----------------------------------
Matthew S. Easley

/s/ Susan L. Lees                   Director, Senior Vice President,
----------------------------------  General Counsel and Secretary
Susan L. Lees

*/Samuel H. Pilch                   Group Vice President & Controller
----------------------------------  (Principal Accounting Officer)
Samuel H. Pilch

*/John C. Pintozzi                  Director, Senior Vice President
----------------------------------  and Chief Financial Officer
John C. Pintozzi

*/Anurag Chandra                    Director and Senior Vice President
----------------------------------
Anurag Chandra

*/Matthew E. Winter                 Director, Chief Executive Officer
----------------------------------  and Chairman of the Board
Matthew E. Winter

* By Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

                               INDEX TO EXHIBITS
                                      FOR
                     POST-EFFECTIVE AMENDMENT ON FORM N-4
                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT (3)(c)      Form of Assignment & Delegation of Administrative Services
                    Agreements, Underwriting Agreements, and Selling
                    Agreements between ALFS, Inc. and Allstate Life Insurance
                    Company, Allstate Life Insurance Company of New York,
                    Charter National Life Insurance Company, Intramerica Life
                    Insurance Company, Allstate Distributors, LLC & Lincoln
                    Benefit Life Company
EXHIBIT NO. 10      Consent of Independent Registered Public Accounting Firm
EXHIBIT NO. (99)(c) Power of Attorney for Anurag Chandra